                               TABLE OF CONTENTS

President's Letter..........................................       2
Performance Summaries.......................................       4

NYLIAC Variable Universal Life Separate Account-I
Statement of Assets and Liabilities.........................       6
Statement of Operations.....................................       8
Statement of Changes in Total Equity........................      10
Notes to Financial Statements...............................      15

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................      30
Portfolio Managers' Comments................................      31
Glossary....................................................      63
Capital Appreciation Portfolio..............................      68
Cash Management Portfolio...................................      72
Convertible Portfolio.......................................      77
Government Portfolio........................................      83
High Yield Corporate Bond Portfolio.........................      87
International Equity Portfolio..............................      98
Total Return Portfolio......................................     105
Value Portfolio.............................................     113
Bond Portfolio..............................................     117
Growth Equity Portfolio.....................................     121
Indexed Equity Portfolio....................................     126
American Century Income & Growth Portfolio..................     136
Dreyfus Large Company Value Portfolio.......................     143
Eagle Asset Management Growth Equity Portfolio..............     147
Notes to Financial Statements...............................     151

The Semi-Annual Reports for the Portfolios listed below follow:
Alger American Small Capitalization Portfolio
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products Fund II Contrafund
  Portfolio
Fidelity Variable Insurance Products Fund Equity-Income
  Portfolio
Janus Aspen Series Balanced Portfolio and Janus Aspen Series
  Worldwide Growth Portfolio
Morgan Stanley UIF Emerging Markets Equity Portfolio
T. Rowe Price Equity Income Portfolio

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

TO THE OWNERS OF NYLIAC VARIABLE UNIVERSAL LIFE, NYLIAC VARIABLE UNIVERSAL LIFE 2000 AND NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE POLICIES:

I am pleased to present the NYLIAC Variable Universal Life (VUL), Variable Universal Life 2000 (VUL 2000) and Survivorship Variable Universal Life (SVUL) Semi-Annual Report for the six-month period ending June 30, 2000. NYLIAC Variable Universal Life Separate Account-I serves as the Separate Account for the NYLIAC VUL, VUL 2000 and SVUL policies.

This Semi-Annual Report contains valuable information, such as mid-year performance data and Separate Account financial statements for each of the 22 Investment Divisions in this Separate Account.

This book also contains the following Semi-Annual Reports:

MainStay VP Series Fund, Inc.
The Alger American Fund
Calvert Variable Series, Inc.
Fidelity Variable Insurance Products Fund II
Fidelity Variable Insurance Products Fund
Janus Aspen Series
The Universal Institutional Funds, Inc.
T. Rowe Price Equity Series, Inc.

LIFE INSURANCE PROTECTION WITH A VARIETY OF INVESTMENT OPTIONS

As part of your long-term financial plan, your NYLIAC variable universal life insurance policy offers life insurance protection with a variety of investment options. The 22 investment divisions are managed by several of today's premier fund management firms, including: MacKay Shields, Fidelity Investments, Dreyfus, Janus, T. Rowe Price and American Century. As of May 19, 2000 all 22 investment divisions, previously available only with our newest product (VUL 2000), became available with all three variable life products, enabling every policyowner to take advantage of new investment opportunities. (Please refer to the appropriate product Prospectus for complete descriptions of the Investment Divisions.)

This extensive selection of diversified investment offerings allows you to customize your fund selection to suit your individual investment style. As a New York Life variable life insurance policyowner, you can benefit from the experience and professional management of leading investment advisors who work on your behalf. As always, your financial well-being is our goal. The following is a brief overview of the economic conditions that may have affected the performance of the Investment Divisions during the first two quarters of 2000.

ECONOMIC ENVIRONMENT MID-YEAR REVIEW

Despite continuing market turbulence over the first six months of 2000, both large- and small-capitalization stocks ended the period relatively close to where they began. As the millennium fervor subsided, large-cap stocks drifted downward and the market focused on smaller technology issues through the beginning of March. By mid-March, however, the directions of the two markets had shifted, with large-cap stocks improving and NASDAQ issues beginning an extended decline.

Throughout the first half of 2000, rising interest rates, surprising inflation reports, landmark antitrust decisions, and continuing competitive pressures helped shape results for domestic and international investors. After some of the most spectacular daily gains and losses on record, overall results for the six-month period tended to be less remarkable. A strong U.S. dollar weakened most international returns. The real Gross Domestic Product (GDP) grew by 5.2% in the first half of 2000 and unemployment went down one percentage point to 4.0%, the lowest rate in ten years. To slow the rate of U.S. economic growth and keep inflation in check, the Federal Reserve increased the targeted federal funds rate by 25 basis points in both February and March and by 50 basis points in May. The net impact on bond investors was negative, although the government's initiative to repurchase Treasury securities helped reduce supply and stabilize government-bond prices. With mounting evidence that economic growth may be slowing, the Federal Reserve failed to take any rate action at the end of June, which may have a positive impact in the months ahead.

FUNDING YOUR VARIABLE LIFE INSURANCE POLICY

During market periods such as this, one can appreciate the flexibility of your variable universal life insurance policy. One of the most attractive features of the variable universal policies is the ability, within limits, to create your own payment schedule, indicating the amount and frequency of premium payments you intend to make. The policy's fees and charges are deducted from the cash value, and your life insurance coverage remains in effect as long as your cash surrender value is sufficient to cover these deductions. To help optimize potential investment results for the future, you may be able to increase your planned premium payments or make additional unplanned premium payments. (Note: Higher premium funding may maximize the policy's investment potential and reduce the likelihood that your policy could terminate due to lower than anticipated investment performance.) Your registered representative can assist you in evaluating the effect(s) of different premium funding options so that you can make an informed choice.

NYLIAC VUL SEPARATE ACCOUNT-I PERFORMANCE

During the volatile six-month period ending June 30, 2000, VUL 2000 policies realized positive investment returns in 12 of the 22 Investment Divisions. VUL and SVUL policies experienced positive investment returns in 11 of the 22 Investment Divisions. (Please refer to the performance summaries on the following pages for details on the policies' Investment Divisions and their returns.(1))

We owe our financial strength to you, our valued clients, who continue to place your trust in us. Our financial strength, in turn, allows us to keep our financial promises to you. Ultimately, we are dedicated to one overriding purpose: to be there when our clients need us.

Thank you for making us "The Company You Keep(R)".

/s/ FREDERICK J. SIEVERT

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

(1) Past performance is not indicative of future results.

NYLIAC VARIABLE UNIVERSAL LIFE 2000
PERFORMANCE SUMMARY
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING JUNE 30, 2000(2)

--------------------------------------------------------------------------------

                                            INVESTMENT                                                SINCE
                                             DIVISION                                               INVESTMENT
                                            INCEPTION    YEAR TO     1        3       5      10      DIVISION
           INVESTMENT DIVISION               DATE(1)      DATE      YEAR    YEARS   YEARS   YEARS   INCEPTION
Alger American Small Capitalization          09/20/88     -0.26%    25.90%  21.79%  15.46%  15.84%    19.29%
Calvert Social Balanced                      09/02/86      2.46%     9.09%  12.80%  14.35%  11.56%    10.87%
Fidelity VIP II Contrafund(R)                01/03/95     -1.56%     9.67%  20.43%  21.22%    N/A     24.01%
Fidelity VIP Equity-Income                   10/09/86     -2.91%    -8.63%   7.80%  13.73%  14.11%    12.34%
Janus Aspen Series Balanced                  09/13/93      0.46%    13.35%  22.45%  21.49%    N/A     18.50%
Janus Aspen Series Worldwide Growth          09/13/93      1.81%    48.12%  29.86%  31.19%    N/A     27.00%
MAINSTAY VP SERIES FUNDS:
  American Century Income & Growth           05/01/98     -3.82%     3.16%    N/A     N/A     N/A      9.99%
  Bond                                       01/23/84      2.84%     2.95%   5.24%   5.16%   7.00%     8.62%
  Capital Appreciation                       01/29/93      2.03%    18.73%  24.06%  23.76%    N/A     20.21%
  Cash Management(3)                         01/29/93      2.62%     4.95%   4.69%   4.67%    N/A      4.21%
  Convertible                                10/01/96      5.73%    26.24%  19.02%    N/A     N/A     17.84%
  Dreyfus Large Company Value                05/01/98     -3.43%    -5.39%    N/A     N/A     N/A      2.33%
  Eagle Asset Management Growth Equity       05/01/98     12.36%    62.06%    N/A     N/A     N/A     43.02%
  Government                                 01/29/93      4.17%     4.00%   5.58%   5.27%    N/A      5.23%
  Growth Equity                              01/23/84      2.03%    17.20%  22.56%  23.78%  17.67%    14.69%
  High Yield Corporate Bond                  05/01/95      1.71%     3.49%   7.16%  10.56%    N/A     10.53%
  Indexed Equity                             01/29/93     -0.98%     6.30%  18.71%  22.77%    N/A     18.89%
  International Equity                       05/01/95     -9.10%    14.48%  10.35%  12.89%    N/A     11.32%
  Total Return                               01/29/93      1.71%    13.01%  17.32%  16.70%    N/A     14.51%
  Value                                      05/01/95     -5.61%   -10.37%   2.35%  10.31%    N/A     10.81%
Morgan Stanley UIF Emerging Markets Equity   10/01/96     -5.48%    33.58%   4.17%    N/A     N/A      8.46%
T. Rowe Price Equity Income                  03/31/94     -2.99%   -10.67%   6.52%  13.81%    N/A     14.67%

(1)The Inception Date of each Investment Division varies, as shown by the dates above. VUL 2000 was first offered on 9/28/99. For the period from the Inception Date, until product introduction, the performance summary assumes that the VUL 2000 policy was available, which it was not.

(2)The values shown are unaudited.

(3)An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

Performance reflects the deduction of the policy's current mortality and expense risk charge (separate account charge) of (0.50%) and total fund operating expenses. However, it does not reflect the policy fees or charges. These include the cost of insurance, surrender charges, monthly contract charges, separate account administrative charges, sales expense charges, and state and federal tax charges. Had these expenses been deducted, total returns would have been lower.

NYLIAC assumed a portion of the expenses of the MainStay VP Convertible and the MainStay VP International Equity Investment Divisions until 12/31/98. This expense limitation was in effect until 12/31/97 for the MainStay VP High Yield Corporate Bond and MainStay VP Value Investment Divisions, and until 12/31/96 for all other MainStay VP Investment Divisions. In addition, Janus Capital Corporation has agreed to reduce the advisory fee for the Janus Aspen Series Balanced and the Janus Aspen Series Worldwide Growth Investment Divisions to the level of the corresponding Janus retail mutual fund and Morgan Stanley Dean Witter Investment Management Inc. has voluntarily waived receipt of the advisory fee and agreed to reimburse the Morgan Stanley UIF Emerging Markets Equity Portfolio to the extent that the Total Fund Annual Expenses of the Portfolio exceed 1.75%. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.

NYLIAC VARIABLE UNIVERSAL LIFE AND SURVIVORSHIP VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING JUNE 30, 2000(5)

--------------------------------------------------------------------------------

                                            INVESTMENT                                                SINCE
                                             DIVISION                                               INVESTMENT
                                            INCEPTION    YEAR TO     1        3       5      10      DIVISION
           INVESTMENT DIVISION               DATE(4)      DATE      YEAR    YEARS   YEARS   YEARS   INCEPTION
Alger American Small Capitalization          10/21/96     -0.36%    25.65%  21.54%    N/A    N/A      16.16%
Calvert Social Balanced                      11/12/96      2.36%     8.87%  12.57%    N/A    N/A      13.09%
Fidelity VIP II Contrafund(R)                10/21/96     -1.66%     9.45%  20.18%    N/A    N/A      20.74%
Fidelity VIP Equity-Income                   10/21/96     -3.01%    -8.81%   7.58%    N/A    N/A      11.58%
Janus Aspen Series Balanced                  10/21/96      0.36%    13.12%  22.20%    N/A    N/A      21.80%
Janus Aspen Series Worldwide Growth          10/18/96      1.71%    47.82%  29.60%    N/A    N/A      30.14%
MAINSTAY VP SERIES FUNDS:
  American Century Income & Growth           05/25/00       N/A       N/A     N/A     N/A    N/A       1.86%
  Bond                                       06/16/94      2.74%     2.74%   5.02%   4.94%   N/A       5.78%
  Capital Appreciation                       12/23/93      1.93%    18.49%  23.80%  23.50%   N/A      20.07%
  Cash Management(6)                         12/06/93      2.51%     4.73%   4.47%   4.46%   N/A       4.27%
  Convertible                                10/15/96      5.62%    25.98%  18.78%    N/A    N/A      17.60%
  Dreyfus Large Company Value                06/15/00       N/A       N/A     N/A     N/A    N/A        N/A
  Eagle Asset Management Growth Equity       05/23/00       N/A       N/A     N/A     N/A    N/A      16.18%
  Government                                 12/16/93      4.07%     3.79%   5.36%   5.05%   N/A       4.96%
  Growth Equity                              06/07/94      1.93%    16.96%  22.31%  23.52%   N/A      22.02%
  High Yield Corporate Bond                  05/01/95      1.58%     3.28%   6.94%  10.34%   N/A      10.30%
  Indexed Equity                             01/03/94     -1.08%     6.08%  18.46%  22.51%   N/A      21.22%
  International Equity                       05/01/95     -9.19%    14.25%  10.12%  12.66%   N/A      11.09%
  Total Return                               12/17/93      1.62%    12.78%  17.08%  16.46%   N/A      14.32%
  Value                                      05/01/95     -5.71%   -10.55%   2.14%  10.08%   N/A      10.59%
Morgan Stanley UIF Emerging Markets Equity   10/21/96     -5.58%    33.31%   3.96%    N/A    N/A       9.06%
T. Rowe Price Equity Income                  06/12/00       N/A       N/A     N/A     N/A    N/A        N/A

(4)Performance is calculated as of the date money was first received in each Investment Division of the NYLIAC Variable Universal Life Separate Account I. For periods prior to June 5, 1998, when the NYLIAC Survivorship Variable Universal Life Insurance Policy became available, performance assumes that these Policies were available and that the Investment Divisions were offered under the NYLIAC Survivorship Variable Universal Life Policies, which they were not.

(5)The values shown are unaudited.

(6)An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

Performance reflects the deduction of the policy's current mortality and expense risk charge (0.60%), the administration fee (0.10%) and the total fund operating expenses. However, it does not reflect the policy fees or charges. These include the cost of insurance, surrender charges, monthly contract charge, sales expense charge, the charge per $1,000 of initial face amount (applicable to NYLIAC SVUL Policies only) and state and federal tax charges. Had these expenses been deducted, total returns would have been lower.

NYLIAC assumed a portion of the expenses of the MainStay VP Convertible and the MainStay VP International Equity Investment Divisions until 12/31/98. This expense limitation was in effect until 12/31/97 for the MainStay VP High Yield Corporate Bond and MainStay VP Value Investment Divisions, and until 12/31/96 for all other MainStay VP Investment Divisions. In addition, Janus Capital Corporation has agreed to reduce the advisory fee for the Janus Aspen Series Balanced and the Janus Aspen Series Worldwide Growth Investment Divisions to the level of the corresponding Janus retail mutual fund and Morgan Stanley Dean Witter Investment Management Inc. has voluntarily waived receipt of the advisory fee and agreed to reimburse the Morgan Stanley UIF Emerging Markets Equity Portfolio to the extent that the Total Fund Annual Expenses of the Portfolio exceed 1.75%. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000
(Unaudited)

                                                    MAINSTAY VP      MAINSTAY VP
                                                      CAPITAL            CASH         MAINSTAY VP      MAINSTAY VP
                                                    APPRECIATION      MANAGEMENT      CONVERTIBLE       GOVERNMENT
                                                   ----------------------------------------------------------------
ASSETS:
  Investment at net asset value..................   $259,965,164     $ 24,570,814     $  5,457,113     $  3,784,853
LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and expense
    risk charges.................................        402,131           50,911            7,593            6,520
                                                    ------------     ------------     ------------     ------------
      Total equity...............................   $259,563,033     $ 24,519,903     $  5,449,520     $  3,778,333
                                                    ============     ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    VUL and SVUL policies........................   $251,702,404     $ 23,107,565     $  4,438,839     $  3,705,337
    VUL 2000 policies............................      7,860,629        1,412,338        1,010,681           72,996
                                                    ------------     ------------     ------------     ------------
      Total equity...............................   $259,563,033     $ 24,519,903     $  5,449,520     $  3,778,333
                                                    ============     ============     ============     ============
    VUL and SVUL variable accumulation unit
      value......................................   $      32.99     $       1.32     $      18.25     $      13.73
                                                    ============     ============     ============     ============
    VUL 2000 variable accumulation unit value....   $      12.36     $       1.03     $      12.71     $      10.47
                                                    ============     ============     ============     ============
Identified Cost of Investment....................   $245,818,177     $ 24,570,813     $  5,147,429     $  3,809,689
                                                    ============     ============     ============     ============

                                                      AMERICAN                                            ALGER
                                                      CENTURY       DREYFUS LARGE     EAGLE ASSET        AMERICAN
                                                      INCOME &         COMPANY         MANAGEMENT         SMALL
                                                       GROWTH           VALUE        GROWTH EQUITY    CAPITALIZATION
                                                   ----------------------------------------------------------------
ASSETS:
  Investment at net asset value..................   $    516,264     $    193,131     $  1,356,822     $ 18,463,411
LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and expense
    risk charges.................................            434              178              880           28,814
                                                    ------------     ------------     ------------     ------------
      Total equity...............................   $    515,830     $    192,953     $  1,355,942     $ 18,434,597
                                                    ============     ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    VUL and SVUL policies........................   $    188,174     $      5,107     $    264,126     $ 16,296,391
    VUL 2000 policies............................        327,656          187,846        1,091,816        2,138,206
                                                    ------------     ------------     ------------     ------------
      Total equity...............................   $    515,830     $    192,953     $  1,355,942     $ 18,434,597
                                                    ============     ============     ============     ============
    VUL and SVUL variable accumulation unit
      value......................................   $      10.19     $       9.44     $      11.62     $      17.40
                                                    ============     ============     ============     ============
    VUL 2000 variable accumulation unit value....   $      10.52     $       9.98     $      15.62     $      13.03
                                                    ============     ============     ============     ============
Identified Cost of Investment....................   $    513,102     $    197,172     $  1,304,548     $ 17,956,818
                                                    ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                         MAINSTAY VP       MAINSTAY VP
      HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP          GROWTH           INDEXED
    CORPORATE BOND       EQUITY           RETURN           VALUE             BOND             EQUITY            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $ 28,183,751     $  6,562,181     $ 50,291,239     $ 27,628,629     $  7,891,952      $ 74,319,428      $141,814,725
           47,758           10,397           81,207           46,858           13,429           114,573           214,440
     ------------     ------------     ------------     ------------     ------------      ------------      ------------
     $ 28,135,993     $  6,551,784     $ 50,210,032     $ 27,581,771     $  7,878,523      $ 74,204,855      $141,600,285
     ============     ============     ============     ============     ============      ============      ============
     $ 27,413,079     $  6,310,619     $ 49,324,282     $ 27,187,607     $  7,746,646      $ 70,902,209      $133,242,119
          722,914          241,165          885,750          394,164          131,877         3,302,646         8,358,166
     ------------     ------------     ------------     ------------     ------------      ------------      ------------
     $ 28,135,993     $  6,551,784     $ 50,210,032     $ 27,581,771     $  7,878,523      $ 74,204,855      $141,600,285
     ============     ============     ============     ============     ============      ============      ============
     $      16.61     $      17.23     $      24.00     $      16.83     $      14.05      $      33.48      $      34.90
     ============     ============     ============     ============     ============      ============      ============
     $      10.53     $      10.51     $      11.64     $       9.98     $      10.30      $      12.50      $      11.35
     ============     ============     ============     ============     ============      ============      ============
     $ 30,089,007     $  6,353,100     $ 39,666,502     $ 29,369,031     $  8,212,372      $ 69,671,015      $140,527,731
     ============     ============     ============     ============     ============      ============      ============

                                                                         JANUS ASPEN      MORGAN STANLEY
       CALVERT          FIDELITY         FIDELITY       JANUS ASPEN         SERIES             UIF             T. ROWE
        SOCIAL           VIP II            VIP             SERIES         WORLDWIDE      EMERGING MARKETS       PRICE
       BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED          GROWTH            EQUITY        EQUITY INCOME
    -----------------------------------------------------------------------------------------------------------------
     $  1,414,369     $ 44,929,642     $ 14,123,054     $ 34,670,510     $ 73,652,324      $  8,957,228      $    276,236
            1,948           66,771           24,960           50,520          106,937            12,398               277
     ------------     ------------     ------------     ------------     ------------      ------------      ------------
     $  1,412,421     $ 44,862,871     $ 14,098,094     $ 34,619,990     $ 73,545,387      $  8,944,830      $    275,959
     ============     ============     ============     ============     ============      ============      ============
     $  1,239,471     $ 41,366,602     $ 13,154,890     $ 28,432,950     $ 66,583,290      $  8,025,500      $      8,951
          172,950        3,496,269          943,204        6,187,040        6,962,097           919,330           267,008
     ------------     ------------     ------------     ------------     ------------      ------------      ------------
     $  1,412,421     $ 44,862,871     $ 14,098,094     $ 34,619,990     $ 73,545,387      $  8,944,830      $    275,959
     ============     ============     ============     ============     ============      ============      ============
     $      15.64     $      20.07     $      14.99     $      20.73     $      26.53      $      13.78      $       9.50
     ============     ============     ============     ============     ============      ============      ============
     $      10.99     $      11.66     $      10.27     $      11.62     $      14.36      $      14.05      $       9.54
     ============     ============     ============     ============     ============      ============      ============
     $  1,374,862     $ 44,735,751     $ 14,392,046     $ 32,724,172     $ 69,244,014      $  7,320,006      $    282,604
     ============     ============     ============     ============     ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000
(Unaudited)

                                                    MAINSTAY VP      MAINSTAY VP
                                                      CAPITAL            CASH         MAINSTAY VP      MAINSTAY VP
                                                    APPRECIATION      MANAGEMENT      CONVERTIBLE       GOVERNMENT
                                                   ----------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income................................  $          --    $     771,058    $          --    $         786
  Mortality and expense risk charges.............       (850,542)         (93,633)         (14,525)         (12,589)
                                                   -------------    -------------    -------------    -------------
      Net investment income (loss)...............       (850,542)         677,425          (14,525)         (11,803)
                                                   -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..............     48,673,672      348,544,047          105,225          843,762
  Cost of investments sold.......................    (40,627,750)    (348,543,991)         (93,940)        (924,036)
                                                   -------------    -------------    -------------    -------------
      Net realized gain (loss) on investments....      8,045,922               56           11,285          (80,274)
  Realized gain distribution received............     12,134,495               --          218,280               --
  Change in unrealized appreciation
    (depreciation) on investments................    (14,723,016)              --            6,684          238,503
                                                   -------------    -------------    -------------    -------------
      Net gain (loss) on investments.............      5,457,401               56          236,249          158,229
                                                   -------------    -------------    -------------    -------------
  Increase (decrease) attributable to mortality
    and expense risks assumed by New York Life
    Insurance and Annuity Corporation and
    retained by the Separate Account.............         30,286           (1,029)             (30)            (261)
                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in total equity
        resulting from operations................  $   4,637,145    $     676,452    $     221,694    $     146,165
                                                   =============    =============    =============    =============

                                                      AMERICAN                                            ALGER
                                                      CENTURY       DREYFUS LARGE     EAGLE ASSET        AMERICAN
                                                      INCOME &         COMPANY         MANAGEMENT         SMALL
                                                       GROWTH           VALUE        GROWTH EQUITY    CAPITALIZATION
                                                   ----------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income................................  $          --    $          --    $          --    $          --
  Mortality and expense risk charges.............           (605)            (270)          (1,231)         (68,904)
                                                   -------------    -------------    -------------    -------------
      Net investment income (loss)...............           (605)            (270)          (1,231)         (68,904)
                                                   -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..............         11,325            2,976           29,911      388,465,150
  Cost of investments sold.......................        (11,562)          (3,029)         (25,210)    (393,232,050)
                                                   -------------    -------------    -------------    -------------
      Net realized gain (loss) on investments....           (237)             (53)           4,701       (4,766,900)
  Realized gain distribution received............            405               --           29,570        5,671,947
  Change in unrealized appreciation
    (depreciation) on investments................          2,142           (4,239)          49,776           71,867
                                                   -------------    -------------    -------------    -------------
      Net gain (loss) on investments.............          2,310           (4,292)          84,047          976,914
                                                   -------------    -------------    -------------    -------------
  Increase (decrease) attributable to mortality
    and expense risks assumed by New York Life
    Insurance and Annuity Corporation and
    retained by the Separate Account.............              3                5              (30)           5,543
                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in total equity
        resulting from operations................  $       1,708    $      (4,557)   $      82,786    $     913,553
                                                   =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                         MAINSTAY VP       MAINSTAY VP
      HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP          GROWTH           INDEXED
    CORPORATE BOND       EQUITY           RETURN           VALUE             BOND             EQUITY            EQUITY
    -----------------------------------------------------------------------------------------------------------------
    $       7,782    $          --    $       3,872    $         408    $          --     $          --     $          --
          (93,546)         (22,031)        (168,010)         (94,678)         (25,946)         (235,246)         (429,446)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
          (85,764)         (22,031)        (164,138)         (94,270)         (25,946)         (235,246)         (429,446)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
        1,199,997        3,093,447        1,883,514        1,451,795          427,469        23,339,121       162,158,893
       (1,334,681)      (2,698,907)      (1,014,355)      (1,294,419)        (465,853)      (17,301,137)     (156,219,670)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
         (134,684)         394,540          869,159          157,376          (38,384)        6,037,984         5,939,223
            1,263          106,758        2,325,829               --               --                --           306,713
          649,641       (1,044,634)      (2,234,040)      (1,750,895)         272,286        (4,561,546)       (5,831,115)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
          516,220         (543,336)         960,948       (1,593,519)         233,902         1,476,438           414,821
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
             (689)           1,206            3,477            4,097             (417)            8,140            12,408
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
    $     429,767    $    (564,161)   $     800,287    $  (1,683,692)   $     207,539     $   1,249,332     $      (2,217)
    =============    =============    =============    =============    =============     =============     =============

                                                                         JANUS ASPEN      MORGAN STANLEY
       CALVERT          FIDELITY         FIDELITY       JANUS ASPEN         SERIES             UIF             T. ROWE
        SOCIAL           VIP II            VIP             SERIES         WORLDWIDE      EMERGING MARKETS       PRICE
       BALANCED      CONTRAFUND(R)    EQUITY-INCOME       BALANCED          GROWTH            EQUITY        EQUITY INCOME
    -----------------------------------------------------------------------------------------------------------------
    $          --    $     134,244    $     221,583    $     257,696    $      90,439     $          --     $       2,288
           (3,746)        (140,318)         (47,000)         (97,489)        (223,682)          (28,120)             (443)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
           (3,746)          (6,074)         174,583          160,207         (133,243)          (28,120)            1,845
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
           50,608        9,319,547       49,713,471          199,254       13,772,936         1,214,698            46,048
          (52,570)      (6,570,538)     (49,936,100)        (131,542)     (11,908,018)         (864,856)          (48,665)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
           (1,962)       2,749,009         (222,629)          67,712        1,864,918           349,842            (2,617)
               --        4,873,050          834,803        1,928,693          958,384                --             3,126
           41,986       (8,229,105)        (752,787)      (2,023,170)      (1,965,443)         (830,879)           (4,818)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
           40,024         (607,046)        (140,613)         (26,765)         857,859          (481,037)           (4,309)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
               27            4,792            1,162            1,052            7,083             1,518                --
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
    $      36,305    $    (608,328)   $      35,132    $     134,494    $     731,699     $    (507,639)    $      (2,464)
    =============    =============    =============    =============    =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN TOTAL EQUITY
For the six months ended June 30, 2000
and the year ended December 31, 1999
(Unaudited)

                                                             MAINSTAY VP                         MAINSTAY VP
                                                         CAPITAL APPRECIATION                  CASH MANAGEMENT
                                                    ------------------------------      ------------------------------
                                                        2000              1999              2000              1999
                                                    -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)..................  $   (850,542)     $ (1,325,374)     $    677,425      $    883,422
    Net realized gain (loss) on investments.......     8,045,922        47,122,361                56              (123)
    Realized gain distribution received...........    12,134,495         9,212,178                --                 8
    Change in unrealized appreciation
      (depreciation) on investments...............   (14,723,016)       (9,158,970)               --               107
    Increase (decrease) attributable to mortality
      and expense risks assumed by New York Life
      Insurance and Annuity Corporation and
      retained by the Separate Account............        30,286           (57,448)           (1,029)           (1,253)
                                                    ------------      ------------      ------------      ------------
      Net increase (decrease) in total equity
        resulting
        from operations...........................     4,637,145        45,792,747           676,452           882,161
                                                    ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
    Policyowners' premium payments................    30,521,803        55,159,677        13,275,156        64,486,957
    Cost of insurance.............................   (12,963,952)      (18,814,467)         (953,633)       (2,584,763)
    Policyowners' surrenders......................    (6,526,228)       (8,083,942)         (273,132)         (491,187)
    Net transfers from (to) Fixed Account.........       460,500        (4,927,532)        1,790,496          (381,185)
    Transfers between Investment Divisions........    (4,217,105)       15,795,045       (12,712,823)      (53,599,684)
    Policyowners' death benefits..................      (179,725)         (227,269)             (608)             (188)
                                                    ------------      ------------      ------------      ------------
      Net contributions and (withdrawals).........     7,095,293        38,901,512         1,125,456         7,429,950
                                                    ------------      ------------      ------------      ------------
        Increase (decrease) in total equity.......    11,732,438        84,694,259         1,801,908         8,312,111
TOTAL EQUITY:
    Beginning of period...........................   247,830,595       163,136,336        22,717,995        14,405,884
                                                    ------------      ------------      ------------      ------------
    End of period.................................  $259,563,033      $247,830,595      $ 24,519,903      $ 22,717,995
                                                    ============      ============      ============      ============

                                                             MAINSTAY VP                         MAINSTAY VP
                                                         INTERNATIONAL EQUITY                    TOTAL RETURN
                                                    ------------------------------      ------------------------------
                                                        2000              1999              2000              1999
                                                    -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)..................  $    (22,031)     $    (14,858)     $   (164,138)     $    517,293
    Net realized gain (loss) on investments.......       394,540            92,808           869,159           937,588
    Realized gain distribution received...........       106,758           133,262         2,325,829         1,305,271
    Change in unrealized appreciation
      (depreciation) on investments...............    (1,044,634)        1,140,110        (2,234,040)        3,737,718
    Increase (decrease) attributable to mortality
      and expense risks assumed by New York Life
      Insurance and Annuity Corporation and
      retained by the Separate Account............         1,206            (1,636)            3,477            (8,421)
                                                    ------------      ------------      ------------      ------------
      Net increase (decrease) in total equity
        resulting
        from operations...........................      (564,161)        1,349,686           800,287         6,489,449
                                                    ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
    Policyowners' premium payments................       792,940         1,598,744         5,466,637        10,858,597
    Cost of insurance.............................      (331,188)         (503,092)       (2,455,421)       (3,741,166)
    Policyowners' surrenders......................      (104,653)         (162,868)       (1,125,308)       (1,584,812)
    Net transfers from (to) Fixed Account.........        24,857          (187,961)         (148,099)         (909,132)
    Transfers between Investment Divisions........       212,640           328,106          (580,809)        1,510,064
    Policyowners' death benefits..................        (3,715)          (86,667)          (25,053)          (29,909)
                                                    ------------      ------------      ------------      ------------
      Net contributions and (withdrawals).........       590,881           986,262         1,131,947         6,103,642
                                                    ------------      ------------      ------------      ------------
        Increase (decrease) in total equity.......        26,720         2,335,948         1,932,234        12,593,091
TOTAL EQUITY:
    Beginning of period...........................     6,525,064         4,189,116        48,277,798        35,684,707
                                                    ------------      ------------      ------------      ------------
    End of period.................................  $  6,551,784      $  6,525,064      $ 50,210,032      $ 48,277,798
                                                    ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                     MAINSTAY VP
             MAINSTAY VP                         MAINSTAY VP                          HIGH YIELD
             CONVERTIBLE                          GOVERNMENT                        CORPORATE BOND
    ------------------------------      ------------------------------      ------------------------------
        2000              1999              2000              1999              2000              1999
    ------------------------------------------------------------------------------------------------------
    $    (14,525)     $     95,918      $    (11,803)     $    162,161      $    (85,764)     $  2,758,881
          11,285            25,744           (80,274)            8,370          (134,684)           22,103
         218,280           333,649                --                --             1,263           499,619
           6,684           406,847           238,503          (259,370)          649,641          (818,497)
             (30)           (1,036)             (261)               47              (689)           (3,665)
    ------------      ------------      ------------      ------------      ------------      ------------
         221,694           861,122           146,165           (88,792)          429,767         2,458,441
    ------------      ------------      ------------      ------------      ------------      ------------
         853,450           867,144           530,605         1,020,933         4,525,299         8,302,753
        (263,927)         (271,355)         (200,436)         (338,961)       (1,543,432)       (2,619,979)
         (42,855)          (86,364)          (61,275)         (132,107)         (528,321)         (944,952)
         708,218           (11,682)             (279)          (38,557)          110,364          (456,296)
         604,600           250,099          (200,838)         (307,986)         (617,599)          412,072
          (4,868)             (739)             (276)             (367)         (176,200)          (18,566)
    ------------      ------------      ------------      ------------      ------------      ------------
       1,854,618           747,103            67,501           202,955         1,770,111         4,675,032
    ------------      ------------      ------------      ------------      ------------      ------------
       2,076,312         1,608,225           213,666           114,163         2,199,878         7,133,473
       3,373,208         1,764,983         3,564,667         3,450,504        25,936,115        18,802,642
    ------------      ------------      ------------      ------------      ------------      ------------
    $  5,449,520      $  3,373,208      $  3,778,333      $  3,564,667      $ 28,135,993      $ 25,936,115
    ============      ============      ============      ============      ============      ============

             MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP
                VALUE                                BOND                           GROWTH EQUITY
    ------------------------------      ------------------------------      ------------------------------
        2000              1999              2000              1999              2000              1999
    ------------------------------------------------------------------------------------------------------
    $    (94,270)     $    171,820      $    (25,946)     $    383,540      $   (235,246)     $     (1,623)
         157,376           287,850           (38,384)            6,868         6,037,984         3,383,146
              --                --                --               553                --         5,714,804
      (1,750,895)        1,329,416           272,286          (531,346)       (4,561,546)        4,351,297
           4,097            (1,483)             (417)               71             8,140           (18,194)
    ------------      ------------      ------------      ------------      ------------      ------------
      (1,683,692)        1,787,603           207,539          (140,314)        1,249,332        13,429,430
    ------------      ------------      ------------      ------------      ------------      ------------
       4,628,317         9,785,258         1,141,462         2,187,714         9,530,437        15,546,512
      (1,617,461)       (3,051,256)         (401,672)         (693,353)       (3,592,792)       (5,033,902)
        (642,523)       (1,034,284)         (130,874)         (278,012)       (1,146,271)       (1,962,772)
        (171,924)         (470,194)           28,021          (106,081)        1,365,435          (995,672)
      (1,182,366)         (339,100)          (87,630)          244,474         2,549,932         3,855,951
          (9,248)         (111,844)             (902)           (7,364)          (14,732)          (49,043)
    ------------      ------------      ------------      ------------      ------------      ------------
       1,004,795         4,778,580           548,405         1,347,378         8,692,009        11,361,074
    ------------      ------------      ------------      ------------      ------------      ------------
        (678,897)        6,566,183           755,944         1,207,064         9,941,341        24,790,504
      28,260,668        21,694,485         7,122,579         5,915,515        64,263,514        39,473,010
    ------------      ------------      ------------      ------------      ------------      ------------
    $ 27,581,771      $ 28,260,668      $  7,878,523      $  7,122,579      $ 74,204,855      $ 64,263,514
    ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2000
and the year ended December 31, 1999
(Unaudited)


                                                             MAINSTAY VP                       AMERICAN CENTURY
                                                            INDEXED EQUITY                     INCOME & GROWTH
                                                    ------------------------------      ------------------------------
                                                        2000              1999              2000            1999(a)
                                                    ------------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)..................  $   (429,446)     $    468,914      $       (605)     $        203
    Net realized gain (loss) on investments.......     5,939,223        13,641,421              (237)              141
    Realized gain distribution received...........       306,713         1,618,939               405                --
    Change in unrealized appreciation
      (depreciation) on investments...............    (5,831,115)          734,879             2,142             1,020
    Increase (decrease) attributable to mortality
      and expense risks assumed by New York Life
      Insurance and Annuity Corporation and
      retained by the Separate Account............        12,408           (21,057)                3                (1)
                                                    ------------      ------------      ------------      ------------
      Net increase (decrease) in total equity
        resulting from operations.................        (2,217)       16,443,096             1,708             1,363
                                                    ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
    Policyowners' premium payments................    21,679,472        38,307,020           140,181             9,386
    Cost of insurance.............................    (7,769,439)      (11,332,970)          (32,019)           (1,571)
    Policyowners' surrenders......................    (2,159,656)       (3,449,613)             (382)               --
    Net transfers from (to) Fixed Account.........     2,837,325        (1,221,342)          183,220            26,125
    Transfers between Investment Divisions........     6,285,257         8,893,653           187,232               587
    Policyowners' death benefits..................      (155,603)          (69,949)               --                --
                                                    ------------      ------------      ------------      ------------
      Net contributions and (withdrawals).........    20,717,356        31,126,799           478,232            34,527
                                                    ------------      ------------      ------------      ------------
        Increase (decrease) in total equity.......    20,715,139        47,569,895           479,940            35,890
TOTAL EQUITY:
    Beginning of period...........................   120,885,146        73,315,251            35,890                --
                                                    ------------      ------------      ------------      ------------
    End of period.................................  $141,600,285      $120,885,146      $    515,830      $     35,890
                                                    ============      ============      ============      ============

                                                               FIDELITY                            FIDELITY
                                                                VIP II                               VIP
                                                            CONTRAFUND(R)                       EQUITY-INCOME
                                                    ------------------------------      ------------------------------
                                                        2000              1999              2000              1999
                                                    ------------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)..................  $     (6,074)     $    (84,841)     $    174,583      $     55,999
    Net realized gain (loss) on investments.......     2,749,009           282,507          (222,629)          112,501
    Realized gain distribution received...........     4,873,050           668,643           834,803           288,230
    Change in unrealized appreciation
      (depreciation) on investments...............    (8,229,105)        5,142,920          (752,787)             (219)
    Increase (decrease) attributable to mortality
      and expense risks assumed by New York Life
      Insurance and Annuity Corporation and
      retained by the Separate Account............         4,792            (7,286)            1,162              (603)
                                                    ------------      ------------      ------------      ------------
      Net increase (decrease) in total equity
        resulting from operations.................      (608,328)        6,001,943            35,132           455,908
                                                    ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
    Policyowners' premium payments................     8,848,728        13,026,887         4,183,790         4,956,313
    Cost of insurance.............................    (2,830,321)       (3,705,244)         (866,777)       (1,482,147)
    Policyowners' surrenders......................      (670,777)         (667,893)         (167,294)         (286,960)
    Net transfers from (to) Fixed Account.........     1,650,111          (343,741)          397,159            53,981
    Transfers between Investment Divisions........     1,018,868         5,534,689        (2,578,176)        1,108,674
    Policyowners' death benefits..................       (25,928)          (52,911)             (333)          (17,479)
                                                    ------------      ------------      ------------      ------------
      Net contributions and (withdrawals).........     7,990,681        13,791,787           968,369         4,332,382
                                                    ------------      ------------      ------------      ------------
        Increase (decrease) in total equity.......     7,382,353        19,793,730         1,003,501         4,788,290
TOTAL EQUITY:
    Beginning of period...........................    37,480,518        17,686,788        13,094,593         8,306,303
                                                    ------------      ------------      ------------      ------------
    End of period.................................  $ 44,862,871      $ 37,480,518      $ 14,098,094      $ 13,094,593
                                                    ============      ============      ============      ============

(a) For the period September 28, 1999 (Commencement of Operations) through December 31, 1999.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                          EAGLE ASSET
           DREYFUS LARGE                  MANAGEMENT                  ALGER AMERICAN                    CALVERT
           COMPANY VALUE                 GROWTH EQUITY             SMALL CAPITALIZATION             SOCIAL BALANCED
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2000         1999(a)          2000         1999(a)          2000           1999           2000           1999
    ---------------------------------------------------------------------------------------------------------------------
    $       (270)  $        148   $     (1,231)  $        (12)  $    (68,904)  $    (64,998)  $     (3,746)  $     16,486
             (53)            27          4,701            594     (4,766,900)     3,730,021         (1,962)         3,818
              --             --         29,570          1,080      5,671,947        735,842             --         73,487
          (4,239)           198         49,776          2,499         71,867        212,328         41,986           (346)
               5             --            (30)            (1)         5,543         (5,174)            27           (106)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (4,557)           373         82,786          4,160        913,553      4,608,019         36,305         93,339
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          78,968          7,985        316,875          3,878      2,467,741      3,734,375        226,084        316,514
         (22,827)        (1,534)       (66,479)        (1,165)      (837,152)    (1,014,165)       (84,223)      (111,360)
            (291)          (657)          (399)            --       (243,178)      (171,665)       (13,233)       (35,089)
         111,840         14,857        649,575        128,805      3,203,558        (94,044)       140,828         (5,479)
           8,796             --        237,906             --     (3,790,946)     4,697,824        115,019        283,964
              --             --             --             --         (1,829)       (30,619)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         176,486         20,651      1,137,478        131,518        798,194      7,121,706        384,475        448,550
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         171,929         21,024      1,220,264        135,678      1,711,747     11,729,725        420,780        541,889
          21,024             --        135,678             --     16,722,850      4,993,125        991,641        449,752
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    192,953   $     21,024   $  1,355,942   $    135,678   $ 18,434,597   $ 16,722,850   $  1,412,421   $    991,641
    ============   ============   ============   ============   ============   ============   ============   ============

                                          JANUS ASPEN                 MORGAN STANLEY
            JANUS ASPEN                     SERIES                          UIF                         T. ROWE
              SERIES                       WORLDWIDE                 EMERGING MARKETS                    PRICE
             BALANCED                       GROWTH                        EQUITY                     EQUITY INCOME
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2000           1999           2000           1999           2000           1999           2000         1999(a)
    ---------------------------------------------------------------------------------------------------------------------
    $    160,207   $    284,180   $   (133,243)  $   (167,493)  $    (28,120)  $    (24,065)  $      1,845   $        246
          67,712        179,941      1,864,918     15,667,315        349,842       (179,309)        (2,617)            11
       1,928,693             --        958,384             --             --             --          3,126          1,944
      (2,023,170)     3,014,831     (1,965,443)     4,604,576       (830,879)     3,006,590         (4,818)        (1,551)
           1,052         (4,490)         7,083        (22,883)         1,518         (3,019)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         134,494      3,474,462        731,699     20,081,515       (507,639)     2,800,197         (2,464)           650
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,117,354      7,857,797     10,709,285     13,190,861      1,327,520      1,501,600         86,793          7,374
      (2,228,341)    (1,990,257)    (3,762,497)    (3,974,595)      (474,859)      (407,571)       (28,042)        (1,890)
        (384,295)      (263,420)      (977,181)      (850,986)      (124,075)      (108,494)          (347)          (654)
       3,635,220        542,842      4,070,205       (145,095)       400,501        (94,620)       125,054         79,512
       2,911,938      7,429,452      9,756,397      4,014,635      1,614,714        803,924          9,973             --
          (2,598)       (11,226)       (43,714)       (46,785)            --        (18,592)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,049,278     13,565,188     19,752,495     12,188,035      2,743,801      1,676,247        193,431         84,342
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,183,772     17,039,650     20,484,194     32,269,550      2,236,162      4,476,444        190,967         84,992
      23,436,218      6,396,568     53,061,193     20,791,643      6,708,668      2,232,224         84,992             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 34,619,990   $ 23,436,218   $ 73,545,387   $ 53,061,193   $  8,944,830   $  6,708,668   $    275,959   $     84,992
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Universal Life Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The VUL Separate Account-I funds Flexible Premium Variable Life Insurance policies ("VUL policies"), Survivorship Variable Universal Life policies ("SVUL policies"), and Flexible Premium Variable Universal Life policies ("VUL 2000 policies"). VUL, SVUL, and VUL 2000 policies were first offered on June 4, 1993, June 5, 1998, and September 28, 1999, respectively. All three policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL policies offer life insurance protection on two insureds. These policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors Inc. NYLIFE Securities Inc., is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM"), both of which are wholly-owned subsidiaries of New York Life Insurance company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    The assets of VUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc., (formerly, "New York Life, MFA Series Fund, Inc.") the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), and the T. Rowe Price Equity Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Insurance Company, MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC provide investment advisory services to the MainStay VP Series Funds for a fee. MacKay Shields LLC, Madison Square Advisors LLC and Monitor Capital Advisors LLC are wholly-owned subsidiaries of NYLIM.

    VUL Separate Account-I offers twenty-two variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments. The following Investment Divisions are available for VUL, SVUL and VUL 2000 policies: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, American Century Income and Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP II Contrafund(R), Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity") and T. Rowe Price Equity Income. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

    For VUL and SVUL policies, initial premium payments received are allocated to the MainStay VP Cash Management Investment Division until 20 days (10 days in New York) after the policy issue date. For VUL 2000 policies, initial premium payments received are allocated to the General Account of NYLIAC until 20 days (10 days in New York) after the policy issue date. Thereafter, premium payments will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

    No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2000, the investments of VUL Separate Account-I are as follows:

                                             MAINSTAY VP        MAINSTAY VP
                                               CAPITAL             CASH             MAINSTAY VP          MAINSTAY VP
                                             APPRECIATION       MANAGEMENT          CONVERTIBLE           GOVERNMENT
                                             --------------------------------------------------------------------
Number of shares...........................       7,229            24,571                 427                   379
Identified cost*...........................    $245,818          $ 24,571              $5,147              $  3,810

                                               AMERICAN                                                     ALGER
                                               CENTURY         DREYFUS LARGE        EAGLE ASSET            AMERICAN
                                               INCOME &           COMPANY            MANAGEMENT             SMALL
                                                GROWTH             VALUE           GROWTH EQUITY        CAPITALIZATION
                                             --------------------------------------------------------------------
Number of shares...........................          42                18                  68                   572
Identified cost*...........................    $    513          $    197              $1,305              $ 17,957

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the six months ended June 30, 2000, was as follows:

                                             MAINSTAY VP        MAINSTAY VP
                                               CAPITAL             CASH             MAINSTAY VP          MAINSTAY VP
                                             APPRECIATION       MANAGEMENT          CONVERTIBLE           GOVERNMENT
                                             --------------------------------------------------------------------
Purchases..................................    $ 67,065          $350,352              $2,166              $    900
Proceeds from sales........................      48,674           348,544                 105                   844

                                               AMERICAN                                                     ALGER
                                               CENTURY         DREYFUS LARGE        EAGLE ASSET            AMERICAN
                                               INCOME &           COMPANY            MANAGEMENT             SMALL
                                                GROWTH             VALUE           GROWTH EQUITY        CAPITALIZATION
                                             --------------------------------------------------------------------
Purchases..................................    $    490          $    179              $1,197              $394,874
Proceeds from sales........................          11                 3                  30               388,465

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

      MAINSTAY VP      MAINSTAY VP     MAINSTAY VP                                  MAINSTAY VP       MAINSTAY VP
       HIGH YIELD     INTERNATIONAL       TOTAL       MAINSTAY VP   MAINSTAY VP        GROWTH           INDEXED
     CORPORATE BOND      EQUITY          RETURN          VALUE         BOND            EQUITY           EQUITY
     -------------------------------------------------------------------------------------------------------------
          2,586              473           2,318          1,947           625           2,616             4,696
        $30,089          $ 6,353         $39,667        $29,369       $ 8,212         $69,671          $140,528

                                                                    JANUS ASPEN    MORGAN STANLEY
        CALVERT         FIDELITY        FIDELITY      JANUS ASPEN     SERIES            UIF             T. ROWE
         SOCIAL          VIP II            VIP          SERIES       WORLDWIDE    EMERGING MARKETS       PRICE
        BALANCED      CONTRAFUND(R)   EQUITY-INCOME    BALANCED       GROWTH           EQUITY        EQUITY INCOME
     -------------------------------------------------------------------------------------------------------------
            635            1,791             616          1,317         1,533             680                16
        $ 1,375          $44,736         $14,392        $32,724       $69,244         $ 7,320          $    283

      MAINSTAY VP      MAINSTAY VP     MAINSTAY VP                                  MAINSTAY VP       MAINSTAY VP
       HIGH YIELD     INTERNATIONAL       TOTAL       MAINSTAY VP   MAINSTAY VP        GROWTH           INDEXED
     CORPORATE BOND      EQUITY          RETURN          VALUE         BOND            EQUITY           EQUITY
     -------------------------------------------------------------------------------------------------------------
        $ 2,888          $ 3,769         $ 5,178        $ 2,365       $   951         $31,806          $182,777
          1,200            3,093           1,884          1,452           427          23,339           162,159

                                                                    JANUS ASPEN    MORGAN STANLEY
        CALVERT         FIDELITY        FIDELITY      JANUS ASPEN     SERIES            UIF             T. ROWE
         SOCIAL          VIP II            VIP          SERIES       WORLDWIDE    EMERGING MARKETS       PRICE
        BALANCED      CONTRAFUND(R)   EQUITY-INCOME    BALANCED       GROWTH           EQUITY        EQUITY INCOME
     -------------------------------------------------------------------------------------------------------------
        $   432          $22,188         $51,696        $13,352       $34,372         $ 3,933          $    245
             51            9,320          49,713            199        13,773           1,215                46

NOTE 3--Mortality and Expense Risk Charges:
--------------------------------------------------------------------------------

VUL Separate Account-I is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For VUL and SVUL policies, these charges are made daily at an annual rate of .70% of the daily net asset value of each Investment Division. NYLIAC may increase these charges in the future up to a maximum annual rate of 1.00%. For VUL 2000 policies, the mortality and expense risk charge is made daily at an annual rate of .50% of the daily net asset value of each Investment Division. NYLIAC may increase this charge to a maximum annual rate of .80%.

    The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

    For VUL 2000 policies, an administrative charge is assessed at the policy level based on the cash value in the Separate Account as follows: .20% if less than $10,000; .15% if $10,000 to $19,999.99; .10% if $20,000 to $29,999.99; .05%
if $30,000 to $49,999.99; 0% if $50,000 or more. NYLIAC may increase the administrative charge in the future up to an annual maximum rate of .20% of the Separate Account cash value.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2000 and the year ended December 31, 1999, were as follows:


                                              MAINSTAY VP           MAINSTAY VP
                                         CAPITAL APPRECIATION     CASH MANAGEMENT
                                         ---------------------   -----------------
                                           2000       1999(a)     2000     1999(a)
                                         -----------------------------------------
VUL AND SVUL POLICIES
Units issued on premium payments.......       869       1,998     9,595     51,235
Units redeemed on cost of insurance....      (383)       (687)     (668)    (2,039)
Units redeemed on surrenders...........      (203)       (293)     (209)      (390)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       (88)       (242)      164       (646)
Units issued (redeemed) on transfers
  between Investment Divisions.........      (190)        585    (8,809)   (42,359)
Units redeemed on death benefits.......        (6)         (8)       --         --
                                          -------     -------    -------   -------
  Net increase (decrease)..............        (1)      1,353        73      5,801
Units outstanding, beginning of
  period...............................     7,630       6,277    17,483     11,682
                                          -------     -------    -------   -------
Units outstanding, end of period.......     7,629       7,630    17,556     17,483
                                          =======     =======    =======   =======
VUL 2000 POLICIES
Units issued on premium payments.......       224          13       867         27
Units redeemed on cost of insurance....       (56)         (3)      (84)       (22)
Units redeemed on surrenders...........        (1)         --        (1)        --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       389          56     1,893        427
Units issued (redeemed) on transfers
  between Investment Divisions.........        10           4    (1,578)      (164)
                                          -------     -------    -------   -------
  Net increase (decrease)..............       566          70     1,097        268
Units outstanding, beginning of
  period...............................        70          --       268         --
                                          -------     -------    -------   -------
Units outstanding, end of period.......       636          70     1,365        268
                                          =======     =======    =======   =======


                                              MAINSTAY VP           MAINSTAY VP
                                         INTERNATIONAL EQUITY      TOTAL RETURN
                                         ---------------------   -----------------
                                           2000       1999(a)     2000     1999(a)
                                         -----------------------------------------
VUL AND SVUL POLICIES
Units issued on premium payments.......        41         102       222        513
Units redeemed on cost of insurance....       (18)        (32)     (102)      (178)
Units redeemed on surrenders...........        (6)        (10)      (48)       (75)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (3)        (17)      (25)       (61)
Units issued (redeemed) on transfers
  between Investment Divisions.........         9          25       (31)        86
Units redeemed on death benefits.......        --          (6)       (1)        (1)
                                          -------     -------    -------   -------
  Net increase (decrease)..............        23          62        15        284
Units outstanding, beginning of
  period...............................       343         281     2,040      1,756
                                          -------     -------    -------   -------
Units outstanding, end of period.......       366         343     2,055      2,040
                                          =======     =======    =======   =======
VUL 2000 POLICIES
Units issued on premium payments.......         6          --        23          1
Units redeemed on cost of insurance....        (2)         --        (7)        --
Units redeemed on surrenders...........        --          --        --         --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        10           1        50          8
Units issued (redeemed) on transfers
  between Investment Divisions.........         8          --         1         --
                                          -------     -------    -------   -------
  Net increase (decrease)..............        22           1        67          9
Units outstanding, beginning of
  period...............................         1          --         9         --
                                          -------     -------    -------   -------
Units outstanding, end of period.......        23           1        76          9
                                          =======     =======    =======   =======

(a) For VUL 2000 policies, represents the period September 28, 1999 (Commencement of Operations) through December 31, 1999.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                               MAINSTAY VP
       MAINSTAY VP         MAINSTAY VP         HIGH YIELD
       CONVERTIBLE         GOVERNMENT        CORPORATE BOND
    -----------------   -----------------   -----------------
     2000     1999(a)    2000     1999(a)    2000     1999(a)
    ---------------------------------------------------------
         35       59         38       77        261       524
        (11)     (19)       (15)     (25)       (90)     (166)
         (2)      (6)        (5)     (10)       (32)      (59)
         --       (3)        (2)      (5)       (16)      (37)
         31       15        (16)     (22)       (42)       31
         --       --         --       --        (11)       (1)
    -------   -------   -------   -------   -------   -------
         53       46         --       15         70       292
        190      144        270      255      1,581     1,289
    -------   -------   -------   -------   -------   -------
        243      190        270      270      1,651     1,581
    =======   =======   =======   =======   =======   =======
         18        1          3       --         23         1
         (5)      --         (1)      --         (5)       --
         --       --         --       --         --        --
         57        3          3        1         42         8
          2        3          1       --         --        --
    -------   -------   -------   -------   -------   -------
         72        7          6        1         60         9
          7       --          1       --          9        --
    -------   -------   -------   -------   -------   -------
         79        7          7        1         69         9
    =======   =======   =======   =======   =======   =======


       MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
          VALUE               BOND            GROWTH EQUITY
    -----------------   -----------------   -----------------
     2000     1999(a)    2000     1999(a)    2000     1999(a)
    ---------------------------------------------------------
        264      556         78      157        259       558
        (92)    (173)       (28)     (50)      (101)     (182)
        (37)     (58)       (10)     (20)       (35)      (70)
        (15)     (39)        (4)     (11)       (16)      (50)
        (82)     (14)        (5)      21         64       142
         (1)      (7)        --       --         --        (2)
    -------   -------   -------   -------   -------   -------
         37      265         31       97        171       396
      1,578    1,313        520      423      1,947     1,551
    -------   -------   -------   -------   -------   -------
      1,615    1,578        551      520      2,118     1,947
    =======   =======   =======   =======   =======   =======
         14        2          6       --         85         5
         (4)      --         (1)      --        (23)       (1)
         --       --         --       --         (1)       --
         15        6          9        1        170        22
          7       --         (2)      --          7        --
    -------   -------   -------   -------   -------   -------
         32        8         12        1        238        26
          8       --          1       --         26        --
    -------   -------   -------   -------   -------   -------
         40        8         13        1        264        26
    =======   =======   =======   =======   =======   =======

--------------------------------------------------------------------------------

                                            MAINSTAY VP      AMERICAN CENTURY
                                          INDEXED EQUITY      INCOME & GROWTH
                                         -----------------   -----------------
                                          2000     1999(a)   2000(b)   1999(a)
                                         -------------------------------------
VUL AND SVUL POLICIES
Units issued on premium payments.......      565     1,172        --        --
Units redeemed on cost of insurance....     (207)     (356)       --        --
Units redeemed on surrenders...........      (62)     (108)       --        --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....      (20)     (101)       --        --
Units issued (redeemed) on transfers
  between Investment Divisions.........      178       273        18        --
Units redeemed on death benefits.......       (5)       (2)       --        --
                                         -------   -------   -------   -------
  Net increase (decrease)..............      449       878        18        --
Units outstanding, beginning of
  period...............................    3,369     2,491        --        --
                                         -------   -------   -------   -------
Units outstanding, end of period.......    3,818     3,369        18        --
                                         =======   =======   =======   =======
VUL 2000 POLICIES
Units issued on premium payments.......      209        80        13         1
Units redeemed on cost of insurance....      (59)       (4)       (3)       --
Units redeemed on surrenders...........       (1)       --        --        --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....      336        97        18         2
Units issued (redeemed) on transfers
  between Investment Divisions.........       75         3        --        --
                                         -------   -------   -------   -------
  Net increase (decrease)..............      560       176        28         3
Units outstanding, beginning of
  period...............................      176        --         3        --
                                         -------   -------   -------   -------
Units outstanding, end of period.......      736       176        31         3
                                         =======   =======   =======   =======

                                               FIDELITY            FIDELITY
                                                VIP II                VIP
                                             CONTRAFUND(R)       EQUITY-INCOME
                                           -----------------   -----------------
                                            2000     1999(a)    2000     1999(a)
                                           -------------------------------------
VUL AND SVUL POLICIES
Units issued on premium payments.........      379       723       262       320
Units redeemed on cost of insurance......     (124)     (207)      (53)      (95)
Units redeemed on surrenders.............      (33)      (37)      (11)      (18)
Units issued (redeemed) on net transfers
  from (to) Fixed Account................      (12)      (41)        1       (11)
Units issued (redeemed) on transfers
  between Investment Divisions...........       38       310      (155)       71
Units redeemed on death benefits.........       (1)       (3)       --        (1)
                                           -------   -------   -------   -------
  Net increase (decrease)................      247       745        44       266
Units outstanding, beginning of period...    1,814     1,069       833       567
                                           -------   -------   -------   -------
Units outstanding, end of period.........    2,061     1,814       877       833
                                           =======   =======   =======   =======
VUL 2000 POLICIES
Units issued on premium payments.........      107         9        28         2
Units redeemed on cost of insurance......      (28)       (2)       (8)       (1)
Units redeemed on surrenders.............       (1)       --        --        --
Units issued (redeemed) on net transfers
  from (to) Fixed Account................      173        33        49        20
Units issued (redeemed) on transfers
  between Investment Divisions...........        9        --         2        --
                                           -------   -------   -------   -------
  Net increase (decrease)................      260        40        71        21
Units outstanding, beginning of period...       40        --        21        --
                                           -------   -------   -------   -------
Units outstanding, end of period.........      300        40        92        21
                                           =======   =======   =======   =======

(a) For VUL 2000 policies, represents the period September 28, 1999 (Commencement of Operations) through December 31, 1999.
(b) For VUL/SVUL policies, represents the period May 19, 2000 (Commencement of Operations) through June 30, 2000.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                  ALGER
      DREYFUS LARGE        EAGLE ASSET          AMERICAN
         COMPANY           MANAGEMENT             SMALL              CALVERT
          VALUE           GROWTH EQUITY      CAPITALIZATION      SOCIAL BALANCED
    -----------------   -----------------   -----------------   -----------------
    2000(b)   1999(a)   2000(b)   1999(a)    2000     1999(a)    2000     1999(a)
    -----------------------------------------------------------------------------
         --        --         3        --       120       272        12        22
         --        --        --        --       (40)      (77)       (5)       (8)
         --        --        --        --       (13)      (13)       (1)       (2)
         --        --        --        --        93       (11)        2        (1)
          1        --        20        --      (177)      379         7        20
         --        --        --        --        --        (3)       --        --
    -------   -------   -------   -------   -------   -------   -------   -------
          1        --        23        --       (17)      547        15        31
         --        --        --        --       954       407        64        33
    -------   -------   -------   -------   -------   -------   -------   -------
          1        --        23        --       937       954        79        64
    =======   =======   =======   =======   =======   =======   =======   =======
          8         1        19        --        41         1         4        --
         (2)       --        (4)       --       (11)       --        (1)       --
         --        --        --        --        --        --        --        --
         11         1        44        10       124         3        12         1
         --        --         1        --         5         1        --        --
    -------   -------   -------   -------   -------   -------   -------   -------
         17         2        60        10       159         5        15         1
          2        --        10        --         5        --         1        --
    -------   -------   -------   -------   -------   -------   -------   -------
         19         2        70        10       164         5        16         1
    =======   =======   =======   =======   =======   =======   =======   =======

                           JANUS ASPEN       MORGAN STANLEY
       JANUS ASPEN           SERIES                UIF               T. ROWE
         SERIES             WORLDWIDE       EMERGING MARKETS          PRICE
        BALANCED             GROWTH              EQUITY           EQUITY INCOME
    -----------------   -----------------   -----------------   -----------------
     2000     1999(a)    2000     1999(a)    2000     1999(a)   2000(b)   1999(a)
    -----------------------------------------------------------------------------
        252       425       324       710        67       156        --        --
        (84)     (108)     (120)     (218)      (26)      (42)       --        --
        (18)      (14)      (36)      (45)       (9)      (11)       --        --
         (3)       (8)      (14)      (37)      (22)      (14)       --        --
        133       407       348       300       116        72         1        --
         --        --        (2)       (2)       --        (2)       --        --
    -------   -------   -------   -------   -------   -------   -------   -------
        280       702       500       708       126       159         1        --
      1,092       390     2,010     1,302       456       297        --        --
    -------   -------   -------   -------   -------   -------   -------   -------
      1,372     1,092     2,510     2,010       582       456         1        --
    =======   =======   =======   =======   =======   =======   =======   =======
        167        12       141         7        25         1         9         1
        (43)       (2)      (37)       (1)       (7)       --        (3)       --
         (1)       --        (1)       --        --        --        --        --
        330        64       329        39        40         3        13         8
          2         3         8        --         3        --        --        --
    -------   -------   -------   -------   -------   -------   -------   -------
        455        77       440        45        61         4        19         9
         77        --        45        --         4        --         9        --
    -------   -------   -------   -------   -------   -------   -------   -------
        532        77       485        45        65         4        28         9
    =======   =======   =======   =======   =======   =======   =======   =======

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------

The following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each period) with respect to each Investment Division of VUL Separate Account-I:

                                                                                      MAINSTAY VP
                                                                                 CAPITAL APPRECIATION
                                                               ---------------------------------------------------------
                                                                2000     1999(c)    1998      1997      1996      1995
                                                               ---------------------------------------------------
VUL AND SVUL POLICIES
Unit value, beginning of period............................    $32.37    $25.99    $18.95    $15.45    $13.10    $ 9.72
Net investment income (loss)...............................     (0.11)    (0.19)    (0.12)    (0.12)    (0.09)       --
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......      0.73      6.57      7.16      3.62      2.44      3.38
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of period..................................    $32.99    $32.37    $25.99    $18.95    $15.45    $13.10
                                                               ======    ======    ======    ======    ======    ======
VUL 2000 POLICIES
Unit value, beginning of period............................    $12.12    $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)...............................     (0.03)    (0.01)       --        --        --        --
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......      0.27      2.13        --        --        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of period..................................    $12.36    $12.12    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

                                                                                      MAINSTAY VP
                                                                                      GOVERNMENT
                                                               ---------------------------------------------------------
                                                                2000     1999(c)    1998      1997      1996      1995
                                                               ---------------------------------------------------
VUL AND SVUL POLICIES
Unit value, beginning of period............................    $13.19    $13.52    $12.49    $11.49    $11.31    $ 9.76
Net investment income (loss)...............................     (0.04)     0.60      0.71      0.71      0.76      0.93
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......      0.58     (0.93)     0.32      0.29     (0.58)     0.62
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of period..................................    $13.73    $13.19    $13.52    $12.49    $11.49    $11.31
                                                               ======    ======    ======    ======    ======    ======
VUL 2000 POLICIES
Unit value, beginning of period............................    $10.05    $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)...............................     (0.02)     1.04        --        --        --        --
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......      0.44     (0.99)       --        --        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of period..................................    $10.47    $10.05    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

                                                                                      MAINSTAY VP
                                                                                     TOTAL RETURN
                                                               ---------------------------------------------------------
                                                                2000     1999(c)    1998      1997      1996      1995
                                                               ---------------------------------------------------
VUL AND SVUL POLICIES
Unit value, beginning of period............................    $23.62    $20.32    $16.10    $13.76    $12.37    $ 9.70
Net investment income (loss)...............................     (0.08)     0.27      0.27      0.26      0.26      0.32
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......      0.46      3.03      3.95      2.08      1.13      2.35
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of period..................................    $24.00    $23.62    $20.32    $16.10    $13.76    $12.37
                                                               ======    ======    ======    ======    ======    ======
VUL 2000 POLICIES
Unit value, beginning of period............................    $11.44    $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)...............................     (0.03)     0.31        --        --        --        --
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......      0.23      1.13        --        --        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of period..................................    $11.64    $11.44    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the period.
(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(c) For VUL 2000 policies, represents the period September 28, 1999 (Commencement of Operations) through December 31, 1999.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                           MAINSTAY VP                                            MAINSTAY VP
                         CASH MANAGEMENT                                          CONVERTIBLE
    ---------------------------------------------------------   -----------------------------------------------
     2000     1999(c)    1998      1997      1996      1995      2000     1999(c)    1998      1997     1996(b)
    -----------------------------------------------------------------------------------------------------------
    $ 1.28    $ 1.23    $ 1.18    $ 1.13    $ 1.08    $ 1.03    $17.28    $12.26    $11.81    $10.31    $10.00
      0.03      0.06      0.05      0.05      0.04      0.05     (0.06)     0.56      0.68      0.64      0.16
      0.01     (0.01)       --        --      0.01        --      1.03      4.46     (0.23)     0.86      0.15
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.32    $ 1.28    $ 1.23    $ 1.18    $ 1.13    $ 1.08    $18.25    $17.28    $12.26    $11.81    $10.31
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $ 1.01    $ 1.00    $   --    $   --    $   --    $   --    $12.02    $10.00    $   --    $   --    $   --
      0.03      0.01        --        --        --        --     (0.03)     0.95        --        --        --
     (0.01)       --        --        --        --        --      0.72      1.07        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.03    $ 1.01    $   --    $   --    $   --    $   --    $12.71    $12.02    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                           MAINSTAY VP                                                 MAINSTAY VP
                           HIGH YIELD                                                 INTERNATIONAL
                         CORPORATE BOND                                                  EQUITY
    ---------------------------------------------------------   ---------------------------------------------------------
     2000     1999(c)    1998      1997      1996     1995(a)    2000     1999(c)    1998      1997      1996     1995(a)
    -----------------------------------------------------------------------------------------------------------------
    $16.35    $14.58    $14.31    $12.75    $10.95    $10.00    $18.97    $14.92    $12.20    $11.69    $10.65    $10.00
     (0.05)     1.90      1.46      0.67      0.61      0.36     (0.06)    (0.05)     0.26      0.33      0.58      0.46
      0.31     (0.13)    (1.19)     0.89      1.19      0.59     (1.68)     4.10      2.46      0.18      0.46      0.19
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $16.61    $16.35    $14.58    $14.31    $12.75    $10.95    $17.23    $18.97    $14.92    $12.20    $11.69    $10.65
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.36    $10.00    $   --    $   --    $   --    $   --    $11.56    $10.00    $   --    $   --    $   --    $   --
     (0.02)     2.31        --        --        --        --     (0.03)    (0.01)       --        --        --        --
      0.19     (1.95)       --        --        --        --     (1.02)     1.57        --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.53    $10.36    $   --    $   --    $   --    $   --    $10.51    $11.56    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

                           MAINSTAY VP                                                 MAINSTAY VP
                              VALUE                                                       BOND
    ---------------------------------------------------------   ---------------------------------------------------------
     2000     1999(c)    1998      1997      1996     1995(a)    2000     1999(c)    1998      1997      1996      1995
    -----------------------------------------------------------------------------------------------------------------
    $17.85    $16.52    $17.35    $14.22    $11.62    $10.00    $13.68    $13.99    $12.91    $11.85    $11.70    $ 9.96
     (0.06)     0.12      0.18      0.12      0.12      0.05     (0.05)     0.80      0.72      0.80      0.92      1.03
     (0.96)     1.21     (1.01)     3.01      2.48      1.57      0.42     (1.11)     0.36      0.26     (0.77)     0.71
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $16.83    $17.85    $16.52    $17.35    $14.22    $11.62    $14.05    $13.68    $13.99    $12.91    $11.85    $11.70
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.57    $10.00    $   --    $   --    $   --    $   --    $10.01    $10.00    $   --    $   --    $   --    $   --
     (0.02)     0.22        --        --        --        --     (0.02)     1.71        --        --        --        --
     (0.57)     0.35        --        --        --        --      0.31     (1.70)       --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $ 9.98    $10.57    $   --    $   --    $   --    $   --    $10.30    $10.01    $   --    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                                      MAINSTAY VP
                                                                                     GROWTH EQUITY
                                                               ---------------------------------------------------------
                                                                2000     1999(b)    1998      1997      1996      1995
                                                               ---------------------------------------------------
VUL AND SVUL POLICIES
Unit value, beginning of period............................    $32.85    $25.45    $20.25    $16.09    $13.01    $10.14
Net investment income (loss)...............................     (0.11)       --      0.06      0.04      0.08      0.17
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......      0.74      7.40      5.14      4.12      3.00      2.70
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of period..................................    $33.48    $32.85    $25.45    $20.25    $16.09    $13.01
                                                               ======    ======    ======    ======    ======    ======
VUL 2000 POLICIES
Unit value, beginning of period............................    $12.25    $10.00    $   --    $   --    $   --    $   --
Net investment income (loss)...............................     (0.03)     0.12        --        --        --        --
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......      0.28      2.13        --        --        --        --
                                                               ------    ------    ------    ------    ------    ------
Unit value, end of period..................................    $12.50    $12.25    $   --    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======    ======

                                                                                      EAGLE ASSET
                                                                 DREYFUS LARGE        MANAGEMENT
                                                                 COMPANY VALUE       GROWTH EQUITY
                                                               -----------------   -----------------
                                                               2000(c)   1999(b)   2000(c)   1999(b)
                                                               -------------------------------------
VUL AND SVUL POLICIES
Unit value, beginning of period............................    $10.00    $   --    $10.00    $   --
Net investment income (loss)...............................        --        --        --        --
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......     (0.56)       --      1.62        --
                                                               ------    ------    ------    ------
Unit value, end of period..................................    $ 9.44    $   --    $11.62    $   --
                                                               ======    ======    ======    ======
VUL 2000 POLICIES
Unit value, beginning of period............................    $10.34    $10.00    $13.90    $10.00
Net investment income (loss)...............................     (0.03)     0.16     (0.04)       --
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......     (0.33)     0.18      1.76      3.90
                                                               ------    ------    ------    ------
Unit value, end of period..................................    $ 9.98    $10.34    $15.62    $13.90
                                                               ======    ======    ======    ======

                                                                        FIDELITY VIP II CONTRAFUND(R)
                                                               -----------------------------------------------
                                                                2000     1999(b)    1998      1997     1996(a)
                                                               -----------------------------------------------
VUL AND SVUL POLICIES
Unit value, beginning of period............................    $20.41    $16.54    $12.81    $10.39    $10.00
Net investment income (loss)...............................        --     (0.06)    (0.04)    (0.06)    (0.01)
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......     (0.34)     3.93      3.77      2.48      0.40
                                                               ------    ------    ------    ------    ------
Unit value, end of period..................................    $20.07    $20.41    $16.54    $12.81    $10.39
                                                               ======    ======    ======    ======    ======
VUL 2000 POLICIES
Unit value, beginning of period............................    $11.84    $10.00    $   --    $   --    $   --
Net investment income (loss)...............................     (0.01)    (0.01)       --        --        --
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......     (0.17)     1.85        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of period..................................    $11.66    $11.84    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the period.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For VUL 2000 policies, represents the period September 28, 1999 (Commencement of Operations) through December 31, 1999.
(c) For VUL/SVUL policies, represents the period May 19, 2000 (Commencement of Operations) through June 30, 2000.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                           MAINSTAY VP                          AMERICAN CENTURY
                         INDEXED EQUITY                          INCOME & GROWTH
    ---------------------------------------------------------   -----------------
     2000     1999(b)    1998      1997      1996      1995     2000(c)   1999(b)
    -----------------------------------------------------------------------------
    $35.28    $29.44    $23.07    $17.49    $14.39    $10.58    $10.00    $   --
     (0.12)     0.16      0.17      0.22      0.24      0.34     (0.01)       --
     (0.26)     5.68      6.20      5.36      2.86      3.47      0.20        --
    ------    ------    ------    ------    ------    ------    ------    ------
    $34.90    $35.28    $29.44    $23.07    $17.49    $14.39    $10.19    $   --
    ======    ======    ======    ======    ======    ======    ======    ======
    $11.47    $10.00    $   --    $   --    $   --    $   --    $10.93    $10.00
     (0.03)     0.22        --        --        --        --     (0.03)     0.11
     (0.09)     1.25        --        --        --        --     (0.38)     0.82
    ------    ------    ------    ------    ------    ------    ------    ------
    $11.35    $11.47    $   --    $   --    $   --    $   --    $10.52    $10.93
    ======    ======    ======    ======    ======    ======    ======    ======

                    ALGER AMERICAN                                        CALVERT
                 SMALL CAPITALIZATION                                 SOCIAL BALANCED
    -----------------------------------------------   -----------------------------------------------
     2000     1999(b)    1998      1997     1996(a)    2000     1999(b)    1998      1997     1996(a)
    -------------------------------------------------------------------------------------------------
    $17.46    $12.26    $10.69    $ 9.66    $10.00    $15.28    $13.71    $11.88    $ 9.96    $10.00
     (0.06)    (0.10)    (0.11)    (0.07)    (0.01)    (0.05)     0.33      0.36      0.40      0.21
        --      5.30      1.68      1.10     (0.33)     0.41      1.24      1.47      1.52     (0.25)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $17.40    $17.46    $12.26    $10.69    $ 9.66    $15.64    $15.28    $13.71    $11.88    $ 9.96
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $13.06    $10.00    $   --    $   --    $   --    $10.72    $10.00    $   --    $   --    $   --
     (0.04)    (0.02)       --        --        --     (0.02)     0.61        --        --        --
      0.01      3.08        --        --        --      0.29      0.11        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $13.03    $13.06    $   --    $   --    $   --    $10.99    $10.72    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

              FIDELITY VIP EQUITY-INCOME                        JANUS ASPEN SERIES BALANCED
    -----------------------------------------------   -----------------------------------------------
     2000     1999(b)    1998      1997     1996(a)    2000     1999(b)    1998      1997     1996(a)
    -------------------------------------------------------------------------------------------------
    $15.46    $14.64    $13.21    $10.38    $10.00    $20.66    $16.41    $12.31    $10.15    $10.00
      0.20      0.08      0.02     (0.04)    (0.01)     0.10      0.39      0.52      0.35      0.17
     (0.67)     0.74      1.41      2.87      0.39     (0.03)     3.86      3.58      1.81     (0.02)
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $14.99    $15.46    $14.64    $13.21    $10.38    $20.73    $20.66    $16.41    $12.31    $10.15
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
    $10.58    $10.00    $   --    $   --    $   --    $11.57    $10.00    $   --    $   --    $   --
      0.09     (0.01)       --        --        --      0.14      0.21        --        --        --
     (0.40)     0.59        --        --        --     (0.09)     1.36        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $10.27    $10.58    $   --    $   --    $   --    $11.62    $11.57    $   --    $   --    $   --
    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------

                                                                                 Janus Aspen
                                                                           Series Worldwide Growth
                                                               -----------------------------------------------
                                                                2000     1999(b)    1998      1997     1996(a)
                                                               -----------------------------------------------
VUL AND SVUL POLICIES
Unit value, beginning of period............................    $26.09    $15.97    $12.48    $10.29    $10.00
Net investment income (loss)...............................     (0.06)    (0.10)     0.29      0.06      0.09
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......      0.50     10.22      3.20      2.13      0.20
                                                               ------    ------    ------    ------    ------
Unit value, end of period..................................    $26.53    $26.09    $15.97    $12.48    $10.29
                                                               ======    ======    ======    ======    ======
VUL 2000 POLICIES
Unit value, beginning of period............................    $14.11    $10.00    $   --    $   --    $   --
Net investment income (loss)...............................        --     (0.01)       --        --        --
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......      0.25      4.12        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of period..................................    $14.36    $14.11    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

                                                                               MORGAN STANLEY
                                                                                     UIF
                                                                           EMERGING MARKETS EQUITY
                                                               -----------------------------------------------
                                                                2000     1999(b)    1998      1997     1996(a)
                                                               -----------------------------------------------
VUL AND SVUL POLICIES
Unit value, beginning of period............................    $14.59    $ 7.51    $ 9.97    $10.01    $10.00
Net investment income (loss)...............................     (0.05)    (0.07)    (0.01)     0.06      0.02
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......     (0.76)     7.15     (2.45)    (0.10)    (0.01)
                                                               ------    ------    ------    ------    ------
Unit value, end of period..................................    $13.78    $14.59    $ 7.51    $ 9.97    $10.01
                                                               ======    ======    ======    ======    ======
VUL 2000 POLICIES
Unit value, beginning of period............................    $14.86    $10.00    $   --    $   --    $   --
Net investment (income) loss...............................     (0.03)    (0.01)       --        --        --
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......     (0.78)     4.87        --        --        --
                                                               ------    ------    ------    ------    ------
Unit value, end of period..................................    $14.05    $14.86    $   --    $   --    $   --
                                                               ======    ======    ======    ======    ======

                                                                 T. ROWE PRICE
                                                                 EQUITY INCOME
                                                               -----------------
                                                               2000(c)   1999(b)
                                                               -----------------
VUL AND SVUL POLICIES
Unit value, beginning of period............................    $10.00    $   --
Net investment income (loss)...............................      0.04        --
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......     (0.54)       --
                                                               ------    ------
Unit value, end of period..................................    $ 9.50    $   --
                                                               ======    ======
VUL 2000 POLICIES
Unit value, beginning of period............................    $ 9.83    $10.00
Net investment income (loss)...............................      0.10      0.08
Net realized and unrealized gains (losses) on security
  transactions and realized gain distributions received
  (includes the effect of capital share transactions)......     (0.39)    (0.25)
                                                               ------    ------
Unit value, end of period..................................    $ 9.54    $ 9.83
                                                               ======    ======

 +  Per unit data based on average monthly units outstanding during the period.
(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.
(b) For VUL 2000 policies, represents the period September 28, 1999 (Commencement of Operations) through December 31, 1999.
(c) For VUL/SVUL policies, represents the period May 19, 2000 (Commencement of Operations) through June 30, 2000.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------

To Policyowners:

The assets of NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, NYLIAC Variable Universal Life Separate Account-I, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, New York Life Insurance and Annuity Corporation MFA Separate Account-I, New York Life Insurance and Annuity Corporation MFA Separate Account-II and New York Life Insurance and Annuity Corporation VLI Separate Account are invested in shares of MainStay VP Series Fund, Inc.

In addition, the assets of NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, NYLIAC Variable Universal Life Account-I and NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I may be invested in shares of the Alger American Fund, the Calvert Variable Series, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund-II, the Janus Aspen Series, MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series Inc., and Van Eck Worldwide Insurance Trust, which are not affiliated with the MainStay VP Series Fund Inc. or NYLIAC and any of its subsidiaries.

At the Annual Meeting of the Board of Directors of the fund held on November 16, 1999, executive officers of the Fund were elected. On May 17, 2000, a dividend distribution was paid to NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, NYLIAC Variable Universal Life Separate Account-I, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, New York Life Insurance and Annuity Corporation MFA Separate Account-I, New York Life Insurance and Annuity Corporation MFA Separate Account-II and New York Life Insurance and Annuity Corporation VLI Separate Account as the sole shareholders of record of MainStay VP Series Fund, Inc.

The financial information included herein as of June 30, 2000, and for the period then ended, is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

/s/ Richard M. Kerman Jr.
Chairman of the Board
and Chief Executive Officer
MAINSTAY VP SERIES FUND, INC.

MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The stock market's modest declines over the first half of 2000 masked the volatility investors experienced along the way. Most technology and telecommunications stocks advanced rapidly in the first quarter, peaking in mid-March, only to drop precipitously in April and May and recover strongly in June.

Early in the year, many investors feared that an aggressive Federal Reserve would derail the U.S. economy's extended growth, but by the end of the reporting period many observers believed that Federal Reserve tightening was starting to wind down. The six interest-rate hikes we've seen since June 1999 have made definite impressions on the economy -- with slower sales, weaker employment growth, and moderating consumer confidence.

Whether the Federal Reserve has successfully orchestrated a "soft landing" for the economy remains to be seen. We will closely monitor second-quarter earnings reports and corporate managers' comments on their company's future prospects as we seek to gauge the velocity of a possible earnings slowdown.

PERFORMANCE REVIEW
For the six month period ended June 30, 2000, MainStay VP Capital Appreciation Portfolio returned 2.28%, excluding all sales charges. The Portfolio underperformed the 3.24% return of the average Lipper(1) Variable Products Capital Appreciation Portfolio. The most notable sector in the first half of 2000 was clearly technology, which accounted for some of the Portfolio's best- and worst-performing stocks. Corning, a fiber-optic manufacturer, benefited from the changing telecommunications infrastructure and was the Portfolio's best-performing holding, climbing more than 100% through the end of June in an otherwise difficult market. Other strong performers included EMC, First Data, Intel, and Oracle.

Unfortunately, gains in these issues were not enough to offset losses in other technology holdings -- including Motorola, due to concerns about slower growth in its cell-phone business; Microsoft, which declined precipitously following an antitrust ruling that may break up the company; and Compuware, whose information-technology business remained under pressure. Fortunately, we sold the Portfolio's position in Compuware at a sizeable gain in the first quarter. The company has since missed its projections several times. The Portfolio remains overweighted in technology, given the sector's robust earnings outlook, and the performance of the Portfolio's technology holdings helped it outperform the S&P 500(R)(2) which returned -0.42% during the reporting period.

A SEARCH FOR SAFE HAVENS
Turbulence in the technology sector led investors to look for safe havens, and in the second quarter of 2000, that meant health care stocks. Pharmaceuticals emerged from the political cloud surrounding Medicare drug coverage and possible price controls, as recent proposals appear to be less severe. This, combined with the completion of the human genome project, drew attention to the biotech sector. Schering-Plough, Merck, Genentech, and Amgen began the year largely overshadowed by technology-stock advances, but were among the Portfolio's best-performing holdings during the second quarter.

We increased the Portfolio's exposure to this group with new purchases of Allergan, Baxter, Bristol-Meyers, and IVAX, all of which contributed positively to the Portfolio's performance. The Portfolio's underweighted position in traditional pharmaceutical stocks, however, detracted from performance as drug stocks recorded outstanding advances from early March through the end of June.

OTHER SECTORS
After declining in the first quarter, financial stocks recovered in the second, but gave back most of their gains in June when a few regional banks faced credit-quality issues. A stagnant IPO calendar didn't help brokerage-related stocks such as Goldman Sachs, but if Fed tightening slows or stops, these stocks may be poised for gains. AIG, Providian, and Citigroup recorded market-beating gains in the second quarter and were positive contributors to the Portfolio's performance. Year-to-date, the group has had a neutral impact on performance.

Consumer cyclical stocks suffered severely from slowing retail sales, moderating employment growth, soaring fuel prices, and higher mortgage rates, causing almost all of the Portfolio's holdings in this sector to decline sharply. Circuit City and Home Depot were among the worst performers, but may now be selling at a discount. On a brighter note, Kohl's advanced on its successful entry into the New York market. The Portfolio took some profits in Circuit City, Home Depot, and Kohl's to reduce exposure to this out-of-favor group. We also eliminated the Portfolio's holdings in Cendant, IMS Health, and Carnival, all of which posed earnings risks. The Portfolio's overweighted position in this sector detracted from performance for the six-month reporting period.

Among media stocks, Viacom gained 20% in the second quarter, following its merger with CBS, and Time Warner outpaced the market on a pending merger with AOL. Nevertheless, other media stocks suffered as "dot.com fever" gave way to concerns about whether advertising revenues could be sustained. Clear Channel and AMFM declined on radio-industry worries. We took some profits in this sector and eliminated the Portfolio's position in Comcast at a loss for the Portfolio when cash flow failed to grow at the rates we expected.

PURCHASES AND SALES
New purchases for the Portfolio during the reporting period included Cypress Semiconductor, Nokia, Tellabs, Enron, Applied Materials, Analog Devices, Household International, Medimmune, and Protein Design Labs. The Portfolio also purchased a small position in EDS, but later sold it at a modest loss, after the company surprised the market by missing anticipated earnings.

Significant sales during the first half of 2000 included Global Crossing, Honeywell, Dollar General, Interpublic Group, Johnson & Johnson, America Online, and Cardinal Health.

LOOKING AHEAD
Given the strong fundamental growth drivers in place for the economy, we remain optimistic about the outlook for growth equities -- although our view remains tempered by the potential for rising interest rates. Even so, we believe that companies that can deliver consistently strong revenue and earnings-per-share growth will remain attractive to investors.

Whatever the markets may bring, the Portfolio will continue to seek long-term growth of capital. Dividend income, if any, will remain an incidental consideration.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
Like most other Y2K fears, money-market liquidity concerns proved to be for naught, as the new century rolled in without a hitch. During the six months ended June 30, 2000, two major factors combined to push yields on short-term money market securities significantly higher -- the ongoing strength of the U.S. economy and three successive tightening moves by the Federal Reserve.

Consumer spending was strong through the first half of 2000, and unemployment reached its lowest level in almost thirty years. At the same time, productivity improvements and competitive pressures held prices steady, keeping inflation benign. Nominal GDP, however, continued to surge, pushing the first quarter annualized growth rate to 5.5%, following a 7.3% annualized growth rate in the fourth quarter of 1999.

The Federal Reserve continued to take a hard stance against inflation and argued that extremely tight labor markets and enhanced productivity could not indefinitely support the pace of the economy. Following its cumulative 0.75% rate increase in 1999, the Federal Reserve raised the targeted federal funds rate by 0.25% on February 2 and again on March 21. Stronger economic numbers in April led policymakers to believe that inflation was accelerating and the economy was not slowing. Abandoning its gradualistic approach, the Federal Reserve tightened more aggressively with a 0.50% move on May 16, boosting the targeted federal funds rate to 6.50%.

In response to a more aggressive Federal Reserve, the Treasury yield curve became significantly inverted for the first time since 1990. This means that longer-term maturities were yielding less than shorter-term maturities. With increased budget surpluses projected over the next ten years, the government reduced new Treasury issuance and began buying back outstanding U.S. Treasury securities. These factors also contributed to the inversion of the Treasury yield curve.

At its June meeting, the Federal Reserve refrained from raising interest rates, as a number of economic reports showed an economy slowing from its torrid pace. The debate now centers on whether the observed slowdown will be transient or sustainable. In June, the two-year Treasury note rallied, with yields falling by 0.30% on expectations that the Federal Reserve had accomplished its task.

STRONG RELATIVE PERFORMANCE
For the seven-day period ended June 30, 2000, the MainStay VP Cash Management Portfolio provided an effective yield of 6.38% and a current yield of 6.19%. For the six months ended June 30, 2000 the Portfolio returned 2.83%, exceeding the 2.80% return of the average Lipper(1) Variable Products Money Market Portfolio.

STRATEGIC MATURITY AND SECTOR POSITIONING
During the first half of the year, we maintained the average maturity of the portfolio at a substantially shorter position than the average money-market fund. This strategy proved effective in a rising interest rate environment. As of June 30, 2000, the Portfolio's average maturity stood at 39 days.

Portfolio performance also benefited from our investment in higher yielding asset-backed commercial paper and one-year maturity floating-rate securities. While past performance is no guarantee of future results, in times of economic uncertainty, floating-rate notes have historically outperformed other money-market securities, as their coupon rates tend to correspond to market levels much sooner than fixed-rate investments.

HIGH CREDIT QUALITY
The Portfolio's investments throughout the semi-annual period centered on floating-rate notes, bank certificates of deposit (CDs), commercial paper, and asset-backed commercial paper. By industry, the Portfolio mainly invested in securities of banks and bank holding companies, as well as finance, insurance, brokerage, telecommunications, and industrial companies. We closely followed the Portfolio's disciplined investment process by purchasing only high-quality instruments throughout the reporting period. All of the securities purchased for the portfolio were rated A-1/P-1 or higher. These are first-tier securities -- or generally those money-market instruments in the highest rating category. The Portfolio was not invested in any second-tier securities nor did it invest in split-rated issues (those rated in the highest rating category by one credit rating agency and in the second-highest rating category by another). The Portfolio's concentration on the highest quality securities helped manage portfolio risk.

LOOKING AHEAD
Economic indicators announced late in the semi-annual period were a little weaker than those reported in prior months. The market is responding to a weaker National Purchasing Manager's report and a cooler labor market, as reported in weekly jobless claims. However, we believe that the current slowdown in U.S. economic growth is temporary and that growth may pick up again. Since labor is still in short supply, we believe that inflation risks remain. Thus, while softer economic numbers may allow the Federal Reserve to stay on hold for a couple of months, we are not convinced that it has completed its cycle of interest-rate increases. In our view, the Federal Reserve will likely resume tightening later in the summer.

To prepare for this possibility, we intend to maintain the Portfolio's shorter-than-benchmark average-maturity position for the near term. We also intend to remain focused on quality, as the Portfolio seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity.

MacKay Shields LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.

Though an investment in a money market portfolio is generally considered to be protected from market risk, this investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in this Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP CONVERTIBLE PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
During the first half of 2000, three distinct market trends emerged. First, from the beginning of the year until mid-March, the NASDAQ(1) continued a surge that began in October 1999. Valuations for speculative issues rose to excessive levels while many companies outside the technology arena lagged. Next, ongoing tightening by the Federal Reserve burst the valuation bubble and the NASDAQ declined from mid-March until about Memorial Day. Finally, with signs that the economy was slowing, many investors concluded that the Federal Reserve tightening was nearing an end. This led to the third market phase, as the market rose again.

PERFORMANCE REVIEW
For the six months ended June 30, 2000, MainStay VP Convertible Portfolio returned 5.99%, outperforming the 3.57% return of the Credit Suisse First Boston Convertible Securities Index(2) and the -0.42% return of the S&P 500(R)(3). Consistent application of the Portfolio's investment disciplines was largely responsible for its outperformance during the reporting period.

STRONG PERFORMERS
Two companies that helped were Amdocs and Calpine. Amdocs provides billing software for telephone companies, to help them with more complex products and billing arrangements. With the growth of new telephone internet services, Amdocs comprehensive solutions to software upgrade needs helped the convertible preferred stock rise 96% during the first half of 2000. Calpine, an independent power producer, is taking advantage of electric utility deregulation to build low-cost power plants in areas with substantial power needs. The value of Calpine's services has been demonstrated by the number of power outages in the last few years -- leading the value of the company's convertible preferred stock to increase by 46% during the semi-annual reporting period.

Our decision to overweight the Portfolio in energy and oil service companies also contributed to its positive performance. It has been our ongoing belief that a potential natural gas shortage, combined with high oil prices, would lead to increased oil and gas drilling -- and recently, BP Amoco announced increases in its drilling budget. Oil and gas companies that paid insufficient attention to exploration and production over the last few years are now playing "catch up." After the Asian financial crisis, global economic growth slowed and demand for oil faltered. Now that the world economy is well on the road to recovery, oil and gas are in short supply -- a dynamic that bodes well for drilling and oil service companies.

Several companies issued convertibles early in the year when their stocks were at speculative highs. As the market subsequently declined, many of these issues followed their underlying stocks to considerably lower valuations. The Portfolio's outperformance in large measure was due to our decision to pass on these deals.

STRATEGIC BUYING OPPORTUNITIES
Throughout the first six months of 2000, much of the Portfolio's success came from seeking opportunities amid market volatility. As just one example, working with our high-yield group we purchased the convertible bond of Efficient Networks. The company supplies customer-premise equipment for DSL services, which provide a way for small businesses and individuals to enjoy high-speed Internet access. The stock reached ridiculously high valuations early in the year and corrected significantly in March and April. We took advantage of the correction to buy the bonds at $66 with a yield of 15%. Buying Efficient bonds at this price greatly limited the Portfolio's downside risk while providing exposure to a company that was well positioned to take advantage of the strong DSL market. Since we purchased the bonds for the Portfolio their price has risen 12%.

WEAKER PERFORMERS
Despite the Portfolio's strong performance, not all of its securities were winners during the first half of the year. Two of the Portfolio's most disappointing holdings were Rhythms NetConnections and Network Plus. Rhythms is a DSL provider. Unfortunately, some of the company's competitors announced disappointing results and Rhythms' stock declined in sympathy. While progress in adding subscribers has been slower than anticipated, we believe the problem lies in the Regional Bell Operating Companies' slow provisioning of customers rather than lack of demand. For this reason, the Portfolio continues to hold its position.

Network Plus is a phone company focusing on the Northeast. In the midst of a weak market, the company announced that expenses would be higher than expected, causing the stock to decline precipitously. Given the company's powerful sales force, strong customer service operation, and efficient billing systems, we believe Network Plus may be an excellent takeover target -- particularly in a field littered with companies that have good network assets, but poor sales and weak back-office operations. Since missing estimates has been common in the industry over the last year, rather than being discouraged, we have added to the Portfolio's Network Plus position.

LOOKING AHEAD
We will continue to seek opportune times to purchase securities we believe have attractive risk/reward profiles. We will also take profits when we believe valuations and fundamentals make such action advisable.

The convertible market continues to offer exposure to sectors of the market that have strong growth prospects, primarily technology and telecom. Yet many convertible securities offer downside protection(4) potential, which may help mute the price volatility we expect in the months ahead.

Whatever the markets may bring, the Portfolio will continue to seek capital appreciation together with current income.

Edmund C. Spelman
Thomas Wynn
Portfolio Managers
MacKay Shields LLC

(1) The "NASDAQ Composite Index" is an unmanaged market-value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.
(2) The Credit Suisse First Boston Convertible Securities Index generally includes 250-300 issues -- convertibles must have a minimum issue size of $50 million; bonds and preferred stocks must be rated B- or better by S&P; and preferreds must have a minimum of 500,000 shares outstanding. Eurobonds are also included if they are issued by U.S.-domiciled companies, rated B-or higher by S&P, and have an issue size greater than $100 million.
(3) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation and Standard & Poor's makes no representation regarding the advisability of purchasing the product. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.

(4) Convertibles offer downside protection because of the nature of the security. The bond-like characteristics of convertibles give a downside cushion in a falling market.

Certain of the Portfolio's investments have speculative characteristics.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP GOVERNMENT PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The rapid pace of economic expansion in the first quarter of 2000 gave way to a slowing economy in the second quarter. As a series of Federal Reserve interest-rate hikes worked their way into the economy, consumer spending finally slowed to below the rate of personal income growth. These first tentative signs of a slowing economy, however, did not stop the Federal Reserve from raising interest rates by 25 basis points in both February and March and another 50 basis points in May. While bond prices generally decline when interest rates rise, the government's decision to use a portion of its surplus to repurchase Treasury securities helped to stabilize prices during the first half of 2000.

Ongoing increases in short-term rates took their toll on the short end of the yield curve, but the Federal Reserve's decision to leave rates unchanged in June 2000 caused the prices of short-term securities to rise. Longer-term securities, on the other hand, reacted in the opposite manner, as investors' appetite for risk increased. As corporate bonds and agency securities reached nearly record-wide yield spreads relative to Treasuries, many investors moved out of long-term Treasuries, seeking to profit as yield spreads narrowed.

PERFORMANCE REVIEW
For the six months ended June 30, 2000, MainStay VP Government Portfolio returned 4.43%. The Portfolio outperformed the 4.28% return of the average Lipper(1) Variable Products General U.S. Government Portfolio, but underperformed the Lehman Brothers Government Index(2) return of 4.97%. The Portfolio benefited from its strategy of shortening duration through April then starting to increase duration in May.

U.S. TREASURY AND AGENCY SECURITIES
During the first quarter of 2000, the Portfolio had little exposure to high-coupon, long-dated Treasuries, which tended to perform well as the government continued to repurchase Treasury securities. Recognizing the potential in these securities, we increased the Portfolio's exposure to them in the second quarter of 2000, with a positive impact on performance.

The Portfolio's yield curve positioning did not materially impact performance during the reporting period. During the second quarter, we positioned the Portfolio with a bias for steepening, which helped performance in June, but hurt performance earlier in April and May.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
For most of the first half of 2000, the Portfolio remained largely neutral in its weightings of collateralized securities. We did, however, decide to overweight the Portfolio in mortgage-backed bonds issued by the Government National Mortgage Association, which are backed by the full faith and credit of the U.S. government,(3) versus those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. This positioning proved positive during the first five months of 2000, but detracted from performance in June when the market became less risk averse. Even so, the net impact for the six-month period was positive for the Portfolio. The Portfolio also purchased FNMA 8.5% coupon bonds, seeking to take advantage of their low trading price relative to the rest of the market. The securities had a positive impact on the Portfolio's performance.

At the short end of the yield curve, the Portfolio is now overweighted in high-quality asset-backed securities and collateralized mortgage-backed securities, which are providing incremental yields of 75 to 100 basis points while helping to maintain the overall credit quality of the portfolio. The Portfolio's short-term securities also include floating-rate notes, which we purchased seeking to capture attractive yield spreads and rising interest rates while protecting principal.

LOOKING AHEAD
The fundamental question facing the market during the second half of 2000 will be whether an economic slowdown can be sustained. If economic activity accelerates, we may see another Federal Reserve tightening move. But even if the economy slows, we don't anticipate Federal Reserve easing over the near term. Since the Treasury may continue to buy back debt regardless of economic activity, we expect the yield curve to remain inverted for the foreseeable future. We are likely to reduce our underweighting in agency paper, and we will look for opportunities to add exposure to mortgage-backed and asset-backed bonds.

Whatever the markets or the economy may bring, the Portfolio will continue to seek a high level of current income, consistent with safety of principal.

Gary Goodenough
Joseph Portera
Portfolio Managers
MacKay Shields LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) The Lehman Brothers Government Index is an unmanaged index comprised of U.S. Government and Agency issues as well as investment-grade fixed rate debt securities. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(3) While some securities in the Portfolio may carry government backing or guaranteed payment of interest and principal, shares of the Portfolio are not guaranteed and prices will fluctuate so that when shares are sold, they may be worth more or less than their original cost.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
During the first half of 2000, the biggest drivers in the high-yield market were rising interest rates, rising high-yield default rates, and poor liquidity. During the reporting period, the Federal Reserve increased the targeted federal funds rate by 25 basis points on February 2 and again March 21, then by 50 basis points on May 16, 2000. Rising interest rates had a negative impact on high-yield returns.

During the six-month reporting period, default rates rose above historical levels, reaching 5% of the market on an annualized basis. The combination of rising interest rates and above-average defaults sparked investors to pull money out of the high-yield market, with five of six months showing net redemptions from mutual funds pursuing high current yields.

PERFORMANCE REVIEW
For the six months ended June 30, 2000, MainStay VP High Yield Corporate Bond Portfolio returned 1.96%. The Portfolio outperformed the -1.15% return of the average Lipper(1) Variable Products High Current Yield Portfolio and the -0.48% return of the Credit Suisse First Boston High Yield Index(2) for the same period.

The Portfolio's strong relative performance during the reporting period was largely due to careful credit analysis. Amid difficult market conditions and net redemptions for the asset class, there were fewer positive credit events in the high-yield market than in the first six months of 1999.

The Portfolio managed its duration closely within the range of major high-yield benchmarks to avoid imbedding an implicit interest-rate bet in the Portfolio. This strategy had a slightly negative impact on the Portfolio, since securities rated BB,(3) which tend to have longer duration, outperformed securities rated B,(4) which were overweighted during the reporting period. While higher-quality securities outperformed, the Portfolio benefited from higher yields among single-B credits, and we believe they may enhance performance in later periods.

TOP-PERFORMING SECURITIES
Many of the Portfolio's top-performing securities had declined in the second half of 1999 and rebounded during the first half of 2000. IPC Magazines benefited as investors became more confident that operating momentum was improving and that the firm might be acquired by an investment-grade buyer. UIH Australia, the Portfolio's largest position at the end of the reporting period, contributed positively to performance as many investors concluded that the bonds will be called in mid-2001. Cirrus Logic convertibles also contributed positively to performance, as the stock and bonds both rallied on a stronger earnings outlook and news that the company was actively repurchasing its bonds.

SIGNIFICANT PURCHASES AND SALES
During the reporting period, the Portfolio increased its cable exposure by purchasing Charter Communications, Adelphia Communications, and Cablevision SA as spreads widened. We moved to a market-weighted position in the telecom and internet software and services sectors, by purchasing Exodus Communications, Crown Castle, PSINet, and Nextel Communications bonds. Following the sharp decline in the NASDAQ Composite Index,(5) the Portfolio bought several "busted converts" -- or convertibles whose underlying stock had fallen to a point where the convertible feature was virtually valueless. As the NASDAQ rebounded, we sold the securities with a positive impact on performance. We continue to hold Internet Capital Group and Digital Island bonds, both of which yield more than 15% and have strong asset coverage.

We cut our position in the theatre sector, selling Loews Cineplex and United Artist bonds during the first half, with a negative impact on the Portfolio's performance. While both credits appeared to have adequate asset coverage, continued capital expansion and a tough operating environment caused us to reassess our valuation methodology. Although each of these sales had a negative impact on the Portfolio's performance, by the end of the reporting period all of these issues were trading below the Portfolio's sale prices. As a result, we believe the sales were timely and beneficial.

SECTOR WEIGHTINGS
In terms of sector weightings, the Portfolio closed the first half of the year positioned much the way it started. There were no major changes in our exposure to countries as the Portfolio's emerging-market exposure remained low and its European exposure reflected a market weighting.

During the reporting period, the Portfolio did increase its weighting in telecommunications. This sector has seen a marked decline during the year, as several telecom credits have missed earnings, run out of liquidity, or issued new securities, causing spreads to widen. Seeking to take advantage of low valuations and the possibility of positive events in a rapidly consolidating industry, the Portfolio has moved from an underweighted position to a market weight in the telecommunications sector. The Portfolio remains focused on companies with strong asset coverage, unique assets, and solid management.

As of the end of June 2000, the Portfolio remained overweighted in healthcare, utilities, real estate, and financials. These sectors offer what we believe to be attractive default-adjusted spreads and may perform well in a slowing economy. The Portfolio remains underweighted in economically sensitive industries, including automotive, steel, housing, paper, and energy. While we maintain a positive view of the energy sector, during the reporting period, we did not believe valuations justified giving the sector a market weighting.

LOOKING AHEAD
During the first half of 2000, high-yield spreads widened from 573 basis points over Treasuries to 728 basis points. At current yields, we believe the market is attractive, since investors are receiving a 120% premium over ten-year Treasuries. In particular, we believe the lower-quality portion of the market offers the best value, as spreads on securities rated B are substantially wider than spreads on BB-rated bonds.

While default rates impact returns and have received considerable negative press, we believe that the market has already priced in higher default rates than most analysts are forecasting. Given yields of 13% and higher, we believe the asset class should perform well even with a high default rate -- and particularly well if the Federal Reserve is nearing the end of its moves to raise interest rates.

If the U.S. economy experiences anything other than a soft landing, our outlook would change. We believe that higher default rates would cause high-yield securities to underperform. In our view, a significant increase in inflation would also threaten the high-yield market, causing Treasury yields to widen substantially. Although we view these scenarios as unlikely, if they were to occur, we would probably seek to upgrade the quality of the portfolio, since higher-quality issues would be likely to outperform.

Whatever the markets or the economy may bring, the Portfolio will continue to seek maximum current income through investment in a diversified portfolio of high-yield, high-risk debt securities which are ordinarily in the lower rating categories of recognized ratings agencies, with capital appreciation as a secondary objective.

Donald Morgan
Portfolio Manager
MacKay Shields LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) The Credit Suisse First Boston High Yield Index is a market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor's and Baa by Moody's. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the Portfolio will not precisely match those in the index, and so, performance of the Portfolio will differ. An investment cannot be made directly into an index.
(3) Debt rated BB by Standard & Poor's is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
(4) Debt rated B by Standard & Poor's is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. Ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
(5) The NASDAQ Composite Index is an unmanaged, market-value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day and is related to the total value of the Index.

High-yield securities run greater risks of price fluctuations, loss of principal and interest, default or bankruptcy by the issuer, and other risks, which is why these securities are considered speculative.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

During the six months ended June 30, 2000, international equities were highly volatile and the U.S. dollar remained strong against most other currencies. Canada (+25.75%) was the best-performing international market in local currency terms, followed by Sweden (+12.49%), France (+10.87%), Australia (+9.32%), and Denmark (+8.81%). Laggards included Singapore (-19.74%), Ireland (-14.04%), Hong Kong (-12.81%), Belgium (-12.20%), and New Zealand (-7.67%), all in local terms.

Among the larger markets, Japan, Germany, and the U.K. posted negative returns in both U.S. dollar and local currency terms. Three smaller markets -- Norway, Portugal, and Switzerland -- had positive returns in their local currencies, but negative results in U.S. dollars.

During the first half of the year, European companies and economies continued to restructure, Japan sought to benefit from a fiscal stimulus package, telecommunications and information technology companies vied for market dominance, and oil and natural resources companies pursued ways to profit from growing world demand.

PERFORMANCE REVIEW

For the six months ended June 30, 2000, MainStay VP International Equity Portfolio returned -8.87%, underperforming both the -3.59% average Lipper(1) Variable Products International Portfolio return and the -4.06% Morgan Stanley Capital International EAFE Index.(2)

The Portfolio's absence from the best-performing international market and heavy weightings in Japan, the U.K., and Ireland may account for the Portfolio's underperformance. Exposure to foreign currencies, especially the euro, also had a negative impact on the Portfolio's results.

EUROPEAN HOLDINGS

European markets provided mixed results, with Denmark, Finland, France, Italy, the Netherlands, and Sweden providing positive returns in U.S. dollar terms. Other markets provided negative results for U.S. investors, with Germany and Ireland posting double-digit losses in the second quarter in both U.S. dollar and local currency terms. Although Norway provided positive returns in local currency terms in both the first and second quarters, when translated into U.S. dollars, results for the six-month period were negative.

During the reporting period, signs of improving growth emerged in the euro zone. Higher oil prices and weakness in the euro have raised inflation concerns, although actual inflation has remained moderate.

In Europe, the Portfolio continues to favor Finland, Ireland, and Portugal, where economic growth prospects remain strong. Finland continues to benefit from strengths in natural resources and telecommunications and the Portfolio's Finnish investments had a positive impact on performance during the semi-annual period. Swedish and French stocks also provided positive returns for U.S. investors, as French companies continued to benefit from strategic acquisitions and restructurings, seeking to maximize potential opportunities now that European Monetary Union is underway.

Strong European stocks included Finnish telecommunications giant Nokia Oyj, which was the Portfolio's largest holding at the end of June and contributed positively to performance, returning +18.77% in local terms for the semi-annual period. Schering AG, a German pharmaceutical manufacturer, benefited from its broad range of products and the market's preference for more defensive names as technology stocks corrected. The Portfolio's investment in Schering AG returned +44.88% in local terms during the reporting period.

Cement and building-materials manufacturer CRH PLC should continue to benefit from the rapidly growing Irish economy and from infrastructure spending in the 12 countries where it operates. While the stock returned a disappointing -11.68% in local terms over the semi-annual period, it outperformed the Irish stock market as a whole.

Throughout the U.K., rising interest rates reduced profit expectations, causing equity returns to drop significantly. The Portfolio's substantial allocation to U.K. equities detracted from performance during the reporting period, but we believe that when monetary tightening slows, performance should improve. Among the Portfolio's U.K. holdings, Cable & Wireless PLC is a global provider of telecommunications, with a broad range of products and services. The company's outstanding earnings growth projections helped it substantially outperform the -10.77% return of the EAFE telecom sector to provide the Portfolio with a +6.67% return in local currency terms during the first half of the year. The Portfolio's holdings in BP Amoco PLC also outperformed in a declining market, returning +1.84% in local currency terms during the reporting period. The company, which has operations in more than 70 nations, benefited from higher oil prices, strong earnings-growth prospects, and rising demand.

A less successful U.K. holding was Vodafone AirTouch PLC, which provides mobile telecommunications services and returned -12.96% in local terms for the semi-annual period. Although the company is the world's largest wireless operator, the company's earnings prospects were hurt by rising interest rates and questions about financing third-generation wireless (3G) spectrum licenses.

ASIAN MARKETS

Despite the initial promise of Japan's economic recovery and fiscal stimulus package, our decision to overweight Japanese equities early in the year had a negative impact on performance for the semi-annual period, and in the second quarter, we returned the Portfolio to a neutral Japanese weighting versus the EAFE Index.

Despite disappointing short-term returns, Japan holds much promise if its companies can work through the restructuring process. The Portfolio continues to favor telecommunications companies and major corporations, such as Sony Corp., NEC Corp., and TDK, whose technology-related products are exported worldwide. Unfortunately, the Portfolio's overweighted position in Sony Corp. detracted from performance during the semi-annual period, when the stock returned -34.65% in local currency terms, despite ongoing restructuring efforts and new business policies designed to create value for shareholders.

Concerns over further monetary tightening in major industrialized countries caused Southeast Asian markets to rank among the world's worst-performing markets for the six months ended June 30, 2000. Fortunately, the Portfolio was underweighted in Hong Kong and neutral in Singapore, which together accounted for less than two percent of the Portfolio's assets at the end of the reporting period.

In Australia, the Portfolio focused on the natural resources and telecom sectors, with a positive impact on Portfolio performance. Australian holdings included Broken Hill Proprietary Ltd., a diversified resource company that benefits as global growth moves commodity prices higher. Cable & Wireless Optus, another Portfolio holding, is the number two telecom provider, and performed well over the six-month reporting period as investors speculated on consolidation prospects within the industry.

CURRENCY OUTLOOK

Exposure to foreign currencies detracted from the Portfolio's performance throughout most of the reporting period. Although the U.S. dollar pared back some of its gains against the euro at the end of June, the euro's improvement was too little and too late to significantly affect Portfolio results.

The fact that income securities outperformed equities in the second quarter may help erode some of the fascination international investors have had with the U.S. dollar. The Portfolio remains positioned for a rally in foreign currencies versus the U.S. dollar, and we believe the euro is particularly due for improvement.

LOOKING AHEAD

We expect the Japanese economic recovery to continue, moving stock prices higher, despite volatility along the way. We are encouraged by continued GDP growth, low unemployment, and improving labor market conditions in Europe.

Whatever happens with the markets, interest rates, and currencies, the Portfolio will continue to seek to provide long-term growth of capital commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities, with current income as a secondary objective.

Joseph Portera
Maureen McFarland
Portfolio Managers
MacKay Shields LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) Morgan Stanley Capital International EAFE Index is an unmanaged index of the securities of over 1,000 companies traded on the markets of Europe, Australia, New Zealand and the Far East.

Investments in foreign securities may be subject to greater risks than domestic investments. These risks include currency fluctuations, changes in U.S. or foreign tax or currency laws, and changes in monetary policies and economic and political conditions in foreign countries.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP TOTAL RETURN PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The stock market's modest declines over the first half of 2000 masked the volatility investors experienced along the way. Most technology and telecommunications stocks advanced rapidly in the first quarter, peaking in mid-March, only to drop precipitously in April and May and recover strongly in June.

Early in the year, many investors feared that an aggressive Federal Reserve would derail the U.S. economy's extended growth, but by the end of the reporting period many observers believed that Fed tightening was starting to wind down. The six interest-rate hikes we've seen since June 1999 have made a definite impression on the economy -- with slower sales, weaker employment growth, and moderating consumer confidence.

While bond prices generally decline when interest rates rise, the government's decision to use a portion of its surplus to repurchase Treasury securities helped to stabilize long-term bond prices during the first half of 2000.

The increases in short-term rates took their toll on the short end of the yield curve, but the Federal Reserve's decision to leave rates unchanged in June 2000 caused the prices of short-term debt securities to rise. Longer-term securities, on the other hand, reacted in the opposite manner, as investors' appetite for risk increased. As corporate bonds and agency securities reached nearly record-wide yield spreads relative to Treasuries, many investors moved out of long-term Treasuries, seeking to profit as yield spreads narrowed.

PERFORMANCE REVIEW
For the six month period ended June 30, 2000, MainStay VP Total Return Portfolio returned 1.97%. The Portfolio outperformed both the 1.26% return of the average Lipper(1) Variable Products Balanced Portfolio and the -0.42% S&P 500(R)(2) Index. Better-than-market equity results and outstanding performance in the bond portion of the Portfolio helped account for the Portfolio's outperforming its peers.

EQUITY RESULTS
In the equity portion of the Portfolio, several technology stocks were among the best- and worst-performing holdings. Corning benefited from fiber optic demand, climbing more than 100% through the end of June. Other strong performers included EMC Corp., Intel, and Oracle.

Weaker technology holdings included Motorola, Microsoft, and Compuware, all of which declined during the six-month period. A timely Compuware sale was positive for the Portfolio, as it produced a gain and the company has since missed earnings projections. The Portfolio remains overweighted in technology, given the sector's robust earnings outlook.

Health care stocks performed well during the six-month reporting period, with pharmaceuticals staging a strong comeback as the completion of the human genome project drew attention to the biotech sector. Schering-Plough, Merck, and Amgen began the year largely overshadowed by technology-stock advances, but were among the best-performing holdings during the second quarter.

We increased exposure to this group with new purchases of Allergan, Baxter, Bristol Meyers, and IVAX, all of which contributed positively to the Portfolio's performance. Underweighting traditional pharmaceutical stocks detracted from performance as the drug sector advanced from early March through the end of June.

Among financial stocks, AIG, Providian, and Citigroup recorded market-beating gains in the second quarter and were positive contributors to the Portfolio's performance. Year-to-date, however, the group has had a neutral impact on performance.

The Portfolio's overweighted position in consumer cyclical stocks hurt performance as the sector's fundamentals weakened. Circuit City and Home Depot were among the worst performers, but Kohl's advanced on a successful entry into the New York market. The Portfolio took some profits in each of these names and eliminated its holdings in Cendant, IMS Health, and Carnival Corp.

Among media stocks, Viacom gained 20% in the second quarter, following its merger with CBS, and Time Warner outpaced the market on a pending merger with AOL. As "dot.com fever" waned and concerns over sustainable advertising revenues rose, Clear Channel and AMFM declined. We took some profits in this sector and eliminated the Portfolio's position in Comcast at a loss.

New equity purchases for the Portfolio included Cypress Semiconductor, Nokia, Tellabs, Enron, Applied Materials, Analog Devices, and Household International, among others. Significant equity sales included Global Crossing, Honeywell, Dollar General, Interpublic Group, Johnson & Johnson, America Online, and Cardinal Health.

BOND RESULTS
The bond portion of the Portfolio benefited by shortening duration through April then starting to increase duration in May. During the first quarter of 2000, the Portfolio had little exposure to high-coupon, long-dated Treasuries, which tended to perform well as the government continued to repurchase bonds. Recognizing the potential in these securities, we increased our exposure to them in the second quarter of 2000, with a positive impact on performance.

The Portfolio's yield curve positioning did not materially impact performance during the reporting period. During the second quarter, we positioned the Portfolio with a bias for steepening, which hurt performance in April and May, but helped in June.

With Treasury securities outperforming in the early months of 2000, the Portfolio held practically no agency securities. This was consistent with general market sentiment until June, when the Federal Reserve's inaction triggered a sudden surge of interest in agency securities, which pushed prices higher and caused yield spreads to contract in the agency market. Unfortunately, the Portfolio was not positioned to take advantage of this market shift.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
For most of the first half of 2000, the Portfolio remained largely neutral in its weightings of collateralized securities. We did, however, decide to overweight the Portfolio in securities issued by the Government National Mortgage Association, which are backed by the full faith and credit of the U.S. government,(3) versus those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. This positioning proved positive during the first five months of 2000, but detracted from performance in June when the market became less risk averse. Even so, the net impact for the six-month period was positive. The Portfolio also purchased FNMA 8.5% coupon bonds, seeking to take advantage of their low trading price relative to the rest of the market. The securities had a positive impact on the Portfolio's performance.

At the short end of the yield curve, the Portfolio is now overweighted in high-quality asset-backed securities and collateralized mortgage-backed securities, which are providing incremental yields of 75 to 100 basis points while helping to maintain the overall credit quality of the portfolio. The Portfolio's short-term securities also include floating-rate notes, which we purchased seeking to capture attractive yield spreads and rising interest rates while protecting principal.

LOOKING AHEAD
The fundamental question facing both the stock and bond markets will be whether an economic slowdown can be sustained. If economic activity accelerates, we may see another Federal Reserve tightening move, which would most likely be negative for both stocks and long-term bonds. But even if the economy continues to slow, we don't anticipate Federal Reserve easing over the near term.

Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize current income consistent with reasonable opportunity for future growth of capital and income.

Rudolph C. Carryl
Edmund C. Spelman
Gary Goodenough
Christopher Harms
Portfolio Managers
MacKay Shields LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500 is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(3) While some securities in the Fund's portfolio may carry government backing or guaranteed payment of interest and principal, shares of the Fund are not guaranteed and prices will fluctuate so that when shares are sold, they may be worth more or less than their original cost.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP VALUE PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The equity markets began 2000 in much the same way they ended 1999, with a narrow group of growth stocks and technology issues rising sharply. By the middle of March, however, there was a clear shift in leadership, with the technology-laden NASDAQ Composite Index(1) undergoing a dramatic correction, as Microsoft faced a widely publicized antitrust decision.

At its worst point on May 24, the NASDAQ Index was down 41% from its March 10 high. During this period, the IPO calendar for new technology, media, and telecommunications issues all but dried up and real cash earnings became an increasingly important concern for investors who had formerly been more interested in emerging technologies or Internet-related plays. In April and May, value stocks outperformed most other investment styles. June brought a rotation back into many technology issues, with value-oriented stocks lagging during the month.

PERFORMANCE REVIEW
For the six months ended June 30, 2000, the MainStay VP Value Portfolio returned -5.38%. The Portfolio underperformed the average Lipper(2) Variable Products Growth and Income Portfolio return of -1.13%, the S&P 500(R)(3) Index of -0.42% and the Russell 1000 Value Index(4) of -4.23%.

Setbacks in the Portfolio's basic materials, consumer cyclicals, and capital goods holdings were among the reasons why the Portfolio underperformed during the first six months of 2000.

SECTOR HIGHLIGHTS
The Portfolio's best performing sectors for the first half were energy and utilities. The Portfolio's energy holdings far outpaced those of the Russell 1000 Value Index. Four major contributors included Noble Affiliates (+74%), Coastal Corp. (+72%), Union Pacific Resources (+74%), and Valero Energy (+61%). All four were major beneficiaries of rising oil and natural gas prices, while Union Pacific Resources also agreed to an acquisition by a competitor, Anadarko Petroleum.

The Portfolio's overweighted position in the utility sector also proved timely and contributed positively to results. The Portfolio's position in Dynegy, a Houston-based energy concern, was up 96%. Another positive contributor to Portfolio performance was El Paso Energy (+32%), a natural gas company that continued to rise after its acquisition of Coastal Corp. was announced. We took advantage of the rise in El Paso Energy's share price and sold the entire position. But we elected to maintain the Portfolio's position in Coastal Corp., which will convert to El Paso Energy shares when the deal closes. The merged company should benefit from higher natural gas prices and merger-related cost savings.

The Portfolio's holdings in basic materials, consumer cyclicals, and capital goods generally had negative results. The performance of the Portfolio's market weighting in the consumer cyclical group was further hurt by unfortunate stock selection. One of the worst performing securities was Office Depot (-43%), which suffered after announcing lower-than-expected results. We believe that the reaction has been exaggerated and that the share prices at the end of the reporting period made the stock an attractive opportunity.

We reorganized a number of the Portfolio's consumer cyclical holdings during the first half of the year to reduce the impact from higher interest rates or slowing retail sales. We sold our position in Dana Corp. at a loss to remove exposure to the slowing automotive, replacement parts, and heavy-duty truck industries. The Portfolio also sold its position in Federated Department Stores, anticipating slower retail sales and difficulties integrating a recent acquisition. Both sales proved prudent, as the stocks have since moved lower. We also sold the Portfolio's position in Shaw Industries, a carpet manufacturer, since we expect the housing market to soften. We used the proceeds from these sales to initiate positions in companies that we believe have better prospects and may be attractively priced. Eastman Kodak is an example. The global film manufacturer is a leading participant in the burgeoning digital camera and processing markets. From the Portfolio's purchase through the end of June, the position rose 4%.

The Portfolio also overweighted basic materials during the reporting period, but its holdings were hurt early in the year when the market fixated on technology stocks and the negative implications of rising interest rates. The Fund's paper stocks, which had solid returns in the fourth quarter of 1999, gave a lot back in the first half due to deteriorating industry fundamentals. We sold the Portfolio's position in Smurfit-Stone Container from February through June and its Georgia-Pacific holdings from April through June. While both stocks were sold at a loss for the year, their later declines showed that the sales were good for the Portfolio. Deteriorating steel industry fundamentals hurt our position in USX-U.S. Steel Group and we sold in the midst of an extended decline.

Proceeds from these sales were used to initiate positions in a variety of companies including Pitney Bowes, a major manufacturer of mailing equipment, and Fort James Corp., a manufacturer of paper-based consumer products. We believe the inherent value of these companies is considerably higher than the prices we paid.

Capital goods stocks also hurt the Portfolio's returns during the first half of 2000 and being overweighted in the sector did not help matters. The biggest negative impact came from Honeywell (-41%), which announced delays in its merger with AlliedSignal. Since we expect a quick resolution to the difficulties, we have maintained our position. On a positive note, in February and March, the Portfolio made timely purchases of General Dynamics, a large defense contractor, and shares have since appreciated approximately 34%.

OTHER MAJOR PURCHASES AND SALES
During the first half of 2000, we made several other changes to the Portfolio holdings. In telecommunications, we sold our position in Nippon Telephone and Telegraph when it hit our price target. We used the proceeds to initiate a position in CenturyTel, a Louisiana-based local, data, and wireless phone company, at prices we believe were attractive.

In the consumer sector, we sold the Portfolio's entire position in Newell Rubbermaid on a negative announcement regarding fourth-quarter 1999 results. The proceeds were used to purchase a new position in Ralston Purina Group at what we believe were attractive prices. In addition to pet foods, Ralston Purina is well known for its Energizer batteries. The position has since appreciated in value and helped the Portfolio's performance.

We sold our position in United Healthcare after the HMO hit our price target. The proceeds were used to initiate positions in Tenet Healthcare, which is a hospital company, and Abbott Labs, a medical products and pharmaceutical manufacturer. From purchase through the end of the first half, Tenet has appreciated 13% and Abbott Labs has increased 35%.

In technology, we sold the Portfolio's remaining position in Adaptec and significantly reduced its position in Seagate Technology after both stocks reached our price targets. Following the Adaptec sale, the share price dropped dramatically, underscoring the timeliness of our decision. We initiated a position in Compuware, a software and services concern, at what we took to be an attractive price, only to have the company report less-than-expected results. The shares declined approximately 40% from our purchase price, and we subsequently sold the Portfolio's entire position. Another disappointing purchase was Unisys, a global information services and hardware provider. Unisys also reported less-than-expected results due to soft post-Y2K computer spending, and the shares dropped roughly 50%. We believe that the market has overreacted to this announcement and that as of June 30, 2000, the shares represented exceptional value for a company with a solid core business and good end-market growth prospects. We continue to hold Unisys in the Portfolio. We used a similar negative announcement by Electronic Data Systems to initiate a position in this global information technology company at what we believe was an attractive price.

LOOKING AHEAD
We remain committed to value investing and confident in our investment process. With market enthusiasm for many technology and emerging-growth companies somewhat shaken in recent months, we believe that our disciplined value approach may result in superior long-term returns with lower volatility. Continued global economic strength, powered by reemerging Asian and Latin American economies and stable growth in Europe and the U.S., should have positive effects on the revenue and earnings prospects of many of the Portfolio's larger holdings. We anticipate double-digit gains for many energy stocks in 2000. At the same time, low valuations in many consumer staples and healthcare companies have created opportunities not seen in more than ten years.

For these reasons, we anticipate increasing the Portfolio's positions in these groups. We will also continue to seek opportunities in the technology sector when the fundamentals and valuations meet our strict investment criteria. Given our belief that interest rates may yet rise further, the Portfolio may remain underweighted in consumer-related and financial sectors relative to its benchmark.

Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize maximum long-term total return from a combination of capital growth and income.

Richard A. Rosen
Portfolio Manager
MacKay Shields LLC

(1) The NASDAQ Composite Index is an unmanaged, market-value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day and is related to the total value of the Index. And investment cannot be made directly into an index.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(3) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500 is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(4) The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000(R)Index, which, in turn, is an unmanaged index that includes the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates. Total returns reflect reinvestment of all dividends and capital gains. An investment cannot be made directly into an index.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP BOND PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
As the year began, the Federal Reserve Bank was in a restrictive mode. During the first quarter, the Federal Funds target was raised 50 basis points. The expectation of continued Fed tightening moves put pressure on the short end of the yield curve. The long end of the curve improved significantly as investors anticipated a reduction in outstanding long-term U.S. Treasury debt. These counteracting forces caused the yield curve to invert during the first quarter. In May the Fed raised short-term rates an additional 50 basis points, continuing its restrictive policy. As the first half of the year drew to a close, market participants began anticipating the possibility of a soft landing for the U.S. economy. The expectation of slower economic growth altered the market's near-term perception of Federal Reserve policy from restrictive to neutral. This change in market sentiment caused the yield curve to shift during the second quarter. The inversion of the yield curve became less pronounced.

PERFORMANCE/MARKET REVIEW
For the six months ended June 30, 2000, the MainStay VP Bond Portfolio had a return of 3.09%, compared to the average portfolio in its Lipper(1) peer group (Corporate Debt A Rated), which returned 3.23%. Market risk was limited by maintaining a relatively neutral duration posture throughout the first half of the year. Credit risk was limited by maintaining an average quality of the investments in the Portfolio of at least AA(2) throughout the first half of the year.

Expectations of a restrictive Federal Reserve Bank and reduced long-term U.S. Treasury debt assisted in putting pressure on the shape of the yield curve in the first half of 2000. During the first six months of the year, the Fed tightened three times, raising the Federal Funds target to 6.50%. The commencement of the U.S. Treasury's buy-back program along with reduced supply in long U.S. Treasury debt caused the thirty-year U.S. Treasury bond to rally 58 basis points in the first half of 2000. At the beginning of the year the Treasury curve was positively sloped with the thirty-year bond yielding 24 basis points more than the two-year note. By mid-year, the two-year note yielded 46 basis points more than the thirty-year bond.

PORTFOLIO STRATEGY
During the first half of the year, the Portfolio experienced negative cash flow. Most of the Portfolio's cash needs were met by liquidations in U.S. Treasury and Agency securities. The Government sector afforded the Portfolio the best execution in a volatile market environment. The net effect of our activity reduced the Portfolio's allocation to the Government sector slightly. We also increased the Portfolio's cash allocation marginally. This action provides additional liquidity, as negative cash flow within the Portfolio persists. Within the Corporate sector, we increased our concentration in higher-quality assets. The spread relationship of certain higher-quality assets have widened a comparable amount to weaker credits. If the spreads of these securities compress in a similar fashion, the higher-quality assets afford the Portfolio greater liquidity and less credit risk, along with similar total return characteristics. The Portfolio's overall structure continues to be consistent with our long term conservative approach to management. We will continue to monitor trends in the market and make the appropriate Portfolio adjustments.

LOOKING AHEAD
If economic statistics continue their recent trend suggesting a slowdown, we could see the Federal Reserve Bank shift from a restrictive to a neutral mode. We view current corporate spread levels as a long-term investment opportunity. However, with pressure on equity prices the specter of shareholder enhancement activity looms over the corporate bond market. With this in mind, all corporate security investment decisions will consider the perils of event risk.

Albert R. Corapi, Jr.
Donald F. Serek
Portfolio Managers
Madison Square Advisors LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) Debt rated AA by Standard & Poor's differs from the highest rated issues only in small degree.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP GROWTH EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The U.S. equity market struggled during the first six months of 2000, with the S&P 500(R)(1) turning in a virtually flat return of -0.42%.

Among the most significant factors influencing the U.S. equity market during this semi-annual period were the Federal Reserve Board's moves to slow the economy through incremental increases in the targeted federal funds rate. The Fed's aggressive tightening posture dampened equity returns, despite robust growth in gross domestic product and corporate profits. As the first half of 2000 came to an end, it became apparent that the rising cost of capital brought about by six Fed tightenings in twelve months had begun to impact certain segments of the economy. On the positive side, Federal Reserve action has lowered prices among many speculative stocks that had reached excessive valuations.

PERFORMANCE REVIEW
For the six months ended June 30, 2000, the MainStay VP Growth Equity Portfolio returned 2.28%. This outperformed the S&P 500(R) return of -0.42% but underperformed the average Lipper(2) Variable Products Growth Portfolio return of 3.29%.

The Portfolio's performance benefited from a neutral weighting in most sectors throughout much of the first half of 2000. While the uncertainty surrounding rising interest rates made it difficult to emphasize any particular sector, this environment enabled us to participate in two of the best performing sectors for the semi-annual period, health care and utilities. More importantly, our stock selection within the technology and financial service sectors enhanced the Portfolio's overall performance.

STRATEGIC STYLE ALLOCATION AND STOCK SELECTION
The Portfolio entered 2000 with a bias toward stocks with strong revenue growth. When the valuations of some of the Portfolio's growth-oriented holdings exceeded our expectations early in the first quarter, however, we lowered exposure to these stocks. Given the Federal Reserve's resolve to slow the economy, we slightly shifted our focus toward companies with historically consistent earnings growth in periods of decelerating corporate earnings and that were still trading well below the valuation of the overall market. For example, we maintained a market weighting in the technology sector through the first half of the year, believing that technology should continue to produce superior relative earnings gains. However, we shifted our emphasis within the sector toward less cyclical companies. We also maintained some exposure to value stocks, but again, lowered the Portfolio's exposure to cyclical stocks during the semi-annual period.

During the first six months of 2000, one of the Portfolio's best-performing holdings was Advanced Micro Devices (+166%), a semiconductor manufacturer that benefited from wide acceptance of its new products. Another strong performer for the Portfolio was ADC Telecommunications (+131%), a communications-equipment provider that has benefited from demand for broadband connectivity. Coastal (+72%), a natural-gas utility in the process of merging with El Paso Energy Corp., capitalized on the upward move in natural gas prices. Finally, two of the Portfolio's pharmaceutical holdings, Eli Lilly (+51%) and Pfizer, Inc. (+48%), performed well primarily due to strong new product pipelines.

The most important purchase we made for the Portfolio during the first half of the year was Corning (+105%), a fiber-optics manufacturer that has benefited from explosive growth in the fiber-optics industry. Another strong performer and new purchase was Convergys Corp. (+51%). Convergys, a billing and customer service provider for the telecommunications industry, has benefited from the worldwide growth in wireless communications and its own high-quality customer support.

Two of the worst performing stocks in the Portfolio were Microsoft (-31%) and QUALCOMM (-65%), both in the technology sector. Microsoft, the world's largest software company, suffered from the much-publicized court ruling to split the company into two separate entities. We sold our Microsoft position in May for a tax loss, but repurchased it in June when we believed its valuation made the stock attractive again. QUALCOMM, a digital communications products company and a top-performing stock in 1999, suffered from difficult year-over-year earnings comparisons. Another poor performer for the Portfolio was Cendant (-47%), a franchisor and direct marketing company. Interestingly, Cendant actually exceeded earnings expectations in the first half of 2000, making it difficult to assess why the stock has declined. We continue to hold both QUALCOMM and Cendant in the Portfolio, as we believe both are attractively valued and have strong upside potential.

Early in the year, we sold the Portfolio's holdings in Yahoo! and America Online, two of the largest Internet companies. Both stocks subsequently underperformed. While these two companies continue to have profitable businesses, we believed their valuations were excessive and symptomatic of speculative trading among Internet stocks.

LOOKING AHEAD
We maintain a positive outlook for the second half of 2000, as we believe that the Federal Reserve's interest-rate tightening cycle may be nearly complete. Even though the Fed's recent actions should result in slower economic growth, a more benign interest-rate environment would, in our view, be favorable for U.S. equities. We also believe that companies that are able to demonstrate strong earnings growth independent of general economic conditions should outperform. The fact that the U.S. equity market has historically performed well during presidential election years is another reason for optimism.

We will remain attentive to valuations as we search for attractive growth stocks trading at discounts to their true potential. No matter where the markets may move, the Portfolio will continue to seek long-term growth of capital, with income as a secondary consideration.

James Agostisi
Patricia S. Rossi
Portfolio Managers
Madison Square Advisors LLC

(1) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500 is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

MAINSTAY VP INDEXED EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The S&P 500 Composite Stock Price Index(R)(1) declined 0.42% in the first six months of 2000, posting its first semi-annual loss since 1994. The equity market remained extremely narrow throughout, but, interestingly, Microsoft alone accounted for the entirety of the Index decline during the period. S&P 500(R) growth stocks continued to outperform value stocks over the six months.

For the most part, the year began well as Y2K problems failed to materialize. As the technology-laden NASDAQ Composite Index(2) rose in January and February, the S&P 500(R) Index declined, only to recover and peak in March -- rising 9.78% for the month, the highest monthly gain in nine years. The sell-off that ensued in late March and carried into April may have been triggered by the Justice Department's ruling in the Microsoft antitrust case, but probably reflected deeper economic concerns.

Leading indicators pointed to economic growth rates that many investors feared would be difficult to sustain and might pose a threat of higher inflation. Interest-rate hikes by the Federal Reserve of 25 basis points in both February and March, followed by a 50 basis-point increase in May, seemed to validate these concerns. The S&P 500(R) Index fell almost 10% from March 24 through May 23, before partially recovering in June on the heels of more promising economic news. Employment numbers and other indicators suggested that economic growth was slowing. Concerns about corporate earnings and profit growth in a slowing economic environment persisted.

PERFORMANCE REVIEW
For the six months ended June 30, 2000, the MainStay VP Indexed Equity Portfolio returned -0.74%. This underperformed the -0.60% return of the average Lipper(3) Variable Products S&P 500(R) Index Objective Portfolio and the -0.42% S&P 500(R) Index over the same period. Investors should expect the Portfolio to lag the Index, since the Portfolio incurs expenses that a hypothetical index investment does not.

KEY SECTORS AND SECURITIES
Only four sectors -- health care, energy, utilities, and technology -- outperformed the S&P 500(R) Index during the reporting period. Health care, energy, and utilities are traditionally defensive sectors, which did well while investors closely monitored any signals from the Federal Reserve. Within the Portfolio holdings in the technology sector, several companies figured prominently in lists of the best performers, while others appeared on lists of the worst performers. For example, Scientific-Atlanta (+167.9%), a maker of cable set-top boxes, benefited from strong demand for its product, as did Advanced Micro Devices (+167.0%), which produces semiconductors for consumer PCs. "New Economy" bellwethers Intel (+62.4%), Oracle (+50.0%), and Cisco Systems (+18.7%) also performed well -- and because of their higher weightings in the Index, these issues had an even greater impact on the performance of the S&P 500(R) over the reporting period than stocks with considerably higher returns.

The five worst performers during the reporting period, in terms of total return, were all technology issues -- Novell (-76.8%), Compuware Corp. (-72.2%), Citrix Systems (-69.2%), QUALCOMM (-65.9%), and Parametric Technology (-59.4%). Although Microsoft Corp. (-31.5%) substantially outperformed QUALCOMM in terms of total return, Microsoft's 3.4% weighting in the Index as of June 30, 2000, made it the strongest negative contributor to Index performance during the reporting period. QUALCOMM was second, with Proctor & Gamble (-47.8%), AT&T (-37.7%), and America Online (-30.1%) rounding out the five worst-performing stocks with both weightings and returns taken into account.

Outside of technology, Nabisco Group (+144.1%) was a top performer, with the run-up in its price resulting from a bidding war that was eventually won by Philip Morris. Pfizer (+48.0%), a major pharmaceutical company, was also among the best performers in the Index.

In anticipation of a Fed-induced slowdown, economically-sensitive sectors, such as basic materials and consumer cyclicals, were among the worst-performing segments of the market, both in terms of total return and in terms of impact with sector weightings taken into account. Communication services also performed poorly on both measures during the semi-annual period.

Corporate activity was significant. Thus, Index turnover was higher than in the previous period, with almost 30 changes to the Index. Collectively, however, these additions and deletions accounted for less than 5% of the total Index capitalization.

LOOKING AHEAD
We believe that at the end of June, the environment for U.S. equity investors appeared less hostile than it had been in previous months. Daily volatility had subsided from the very high levels witnessed earlier this spring. The Federal Reserve Board appears capable of successfully engineering a "soft landing" for the U.S. economy, and stock valuations are generally below their previous highs. In our view, someone comfortable with investing in the U.S. stock market last December should be even more comfortable investing today.

Of course, as index investors, we do not evaluate or respond to changing economic and market conditions or concern ourselves with market psychology. Whatever the markets or the economy may bring, the Portfolio will continue to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500(R) Index.

Jefferson C. Boyce
Stephen B. Killian
Portfolio Managers
Monitor Capital Advisors LLC

(1) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Monitor Capital Advisors, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500 is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(2) "NASDAQ Composite Index" is an unmanaged, market-value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.
(3) The Lipper Variable Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.

Unlike other portfolios that generally seek to beat market averages, often with unpredictable results, index portfolios seek to match the return of their respective indexes.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

AMERICAN CENTURY INCOME & GROWTH PORTFOLIO(1)

MARKET AND PORTFOLIO OVERVIEW
Most of the major stock indexes fell during the first half of 2000. Volatility was one of the most significant factors affecting the market. From January until about mid-March, stocks soared, with "New Economy" companies -- especially semiconductor and biotechnology firms -- leading the way.

Then sentiment shifted dramatically -- fears about inflation, the economy, and further interest rate hikes by the Federal Reserve, as well as growing uncertainty about the sustainability of many New Economy companies, sent growth and technology stocks plunging from mid-March to late May 2000. During this time, a long-awaited rally among value stocks materialized as investors fled to the safety of companies with relatively stable earnings and lower price/earnings (P/E) ratios.

In June 2000, investors cautiously moved back into growth stocks, and the market rebounded. The NASDAQ Composite Index(2), home to many technology companies, surged ahead for the month.

Style leadership changed hands many times during the period ending June 30, 2000. Overall, large-cap growth companies outperformed large-cap value stocks, while small- and mid-cap stocks had better returns than their large-cap brethren did.

PERFORMANCE REVIEW
The American Century Income & Growth Portfolio trailed its performance benchmark, the S&P 500 Index(R)(3). For the six-month period ended June 30, 2000, the Portfolio posted a -3.58% return, compared with the -0.42% return of the S&P 500(R). The Portfolio also fell short of the -1.13% return of the average Lipper Variable Products Growth and Income Portfolio(4).

A slight bias toward value stocks contributed to the Portfolio's underperformance relative to the S&P 500(R), but this was offset partially by the positive contributions of a smaller market capitalization than the index. Ultimately, stock selection was the primary explanation for the Portfolio's underperformance relative to both the benchmark and the peer group.

Technology stocks -- especially computer hardware and semiconductor companies -- were among the biggest contributors to the Portfolio's return. However, stock selection within this sector generally hurt performance relative to the S&P 500(R). Although stock selection in the computer software and aerospace industries enhanced relative performance, selection among computer hardware, electrical equipment, and semiconductor companies were a drag on performance relative to the Index.

Energy stocks, which benefited from a recovery in oil and natural gas prices, also contributed positively to absolute fund returns but fell short on a relative basis because of stock selection.

On a more positive note, the largest contribution to both absolute and relative performance for the period came from the health care sector, especially the drug and medical products industries. The relatively stable earnings of the large drug companies attracted investors during the flight from technology issues.

The telecommunications sector was the largest negative contributor to the Portfolio's return. Shares of companies in the telephone and wireless telecommunications industries struggled in the first half of the year. In particular, long-distance carriers and broadband service providers in the telephone industry suffered during the rotation out of technology. Despite the rough sailing, however, the Portfolio's stock selection among telephone companies proved favorable for performance relative to the S&P 500(R).

PORTFOLIO MANAGEMENT DECISIONS
An overweighted position in Pfizer, which returned 50% during the first half of 2000, was one of the top contributors to Portfolio return. The company completed its acquisition of Warner-Lambert, creating the world's largest pharmaceuticals company. In a volatile market environment, the large drug stocks were considered a safety play for investors as they rotated out of technology stocks. Pfizer also benefited from expectations that the drug sector would retain its steady profit growth even if the economy's expansion slowed.

Corning, a maker of glass used in fiber-optic telecommunications networks, was a top performer in absolute terms. Corning announced it would beat profit targets on rising sales -- the company is growing as fast as it possibly can and still has a backlog of orders for its products. In addition, fiber-optics shares rallied on speculation about consolidation in the sector. The Portfolio holds an overweighted position in this company.

In both absolute and portfolio-impact terms, QUALCOMM was one of the Portfolio's worst performers, declining significantly during the period. The company makes chips for cellular phones and developed the dominant mobile phone technology. The stock had a huge run-up in 1999, but this year QUALCOMM said

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

that it expects lower sales in South Korea, its largest market. That led Wall Street analysts to cut earnings forecasts, and the market trounced the stock.

Microsoft, which also declined, was one of the Portfolio's largest holdings and had the biggest negative impact on performance. The potential break-up of the company as a result of its antitrust trial weighed heavily on its stock price. However, it's worth noting that the Portfolio was underweighted in Microsoft throughout the period ending June 30, 2000.

The Portfolio does not make any big bets on sectors or industries, and its individual portfolio weightings relative to the index are typically no greater than +/-1%.

In terms of overweighted positions that have a significant impact, the management team increased the Portfolio's overweighting in Pfizer, a pharmaceuticals company that recently completed an acquisition of Warner-Lambert, and decreased the Portfolio's overweighting in Chase Manhattan Bank.

SECTOR WEIGHTING CHANGES
No major shifts in the Portfolio's sector weightings occurred during the period. The Portfolio's management team maintained its "industry-neutral" approach -- over a year ago, the management team took steps to reduce the Portfolio's industry over- and underweights relative to the S&P 500(R). The idea was to reduce the volatility of the portfolio's share price relative to that of the Index while placing more emphasis on individual stock selection.

The Portfolio's industry-neutral approach means there are no significant sector over- or underweights. The largest sector overweight as of June 30 was in financials (about 60 basis points more than the S&P 500), while the largest sector underweight was in technology (about 77 basis points less than the benchmark).

LOOKING AHEAD
The performance of the stock and bond markets during the second half of 2000 will hinge on how successful the Federal Reserve is in achieving a "soft landing" -- slowing the economy to a moderate, sustainable growth rate while keeping a lid on inflation.

So far, the economy has remained healthy, but the Fed has raised short-term interest rates six times in the past year, and we're finally starting to see some evidence that higher rates are slowing the economy.

If the Fed pulls this off successfully, as it did in 1995, it would be positive for the stock market. If unsuccessful -- either by failing to stay ahead of the inflation curve or tightening the screws too hard, causing a recession -- stocks could weaken along with corporate earnings.

We wouldn't be surprised to see a continuation of the day-to-day volatility that's become a regular occurrence, especially during the first six months of 2000. Even with the recent market pullback, investors are reacting to any news -- good or bad -- in swift and dramatic fashion. We'll probably see more of this behavior going forward.

American Century Income & Growth Portfolio maintains a structured, disciplined investment approach, using quantitative computer models for both stock selection and portfolio construction. The Portfolio incorporates both growth and value measures (with a slight tilt toward value) into stock selection to seek consistent long-term performance.

John Schniedwind
Kurt Borgwardt
Portfolio Managers
American Century Investment Management, Inc.

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

(1) American Century Income & Growth Portfolio is a Portfolio of the MainStay VP Series Fund, Inc.. American Century Investment Management, Inc. serves as sub-advisor to this Portfolio.
(2) "NASDAQ Composite Index" is an unmanaged index and is considered generally representative of the U.S. small capitalization stock market.
(3) "Standard & Poor's 500 Composite Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc.. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(4) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

DREYFUS LARGE COMPANY VALUE PORTFOLIO(1)

MARKET AND PORTFOLIO OVERVIEW
During the Portfolio's semi-annual period ended June 30, 2000, the stock market exhibited significant volatility in the performance of both investment styles and economic sectors. The early part of the period witnessed unprecedented appreciation in the technology sector, to extreme levels of valuation and speculation, leaving the rest of the market behind. About ten weeks of a severe correction in technology stock prices followed. At the same time, interest rate sensitive securities, primarily in the financial and utility sectors, experienced significant appreciation. Technology stocks then rebounded during the last six weeks of the period, as the interest rate sensitive sectors declined.

The Dreyfus Large Company Value Portfolio fell -3.19% during the semi-annual period. The Portfolio's benchmark, the Russell 1000 Value Index(R)(2), fell -4.23%. This favorable comparison is attributable to positive contributions from both sector allocation (emphasizing the better performing economic sectors of the market) and security selection (selecting the better performing securities within each sector).

PORTFOLIO MANAGEMENT DECISIONS
The major Portfolio management decisions during the semi-annual period were related to security selection and the resulting economic sector overweights and underweights. Primarily, we are "bottom-up" investors, concentrating most of our energy on security selection. We do, however, spread security selection across the economic spectrum, and control exposure to economic sectors, verifying that any over or under exposure coincides with our macro outlook. This balanced approach resulted in a favorable performance comparison for the period, since the volatility of the overall market was significant, and excessive attempts to follow recent market trends would have been disastrous. Instead, the spreading of the Portfolio across economic sectors maintained exposure to the better performing securities.

The best performing security in the Portfolio during the semi-annual period was Nabisco Group Holdings, in terms of its total return. This company owns a majority of Nabisco Holdings, the food company and another Portfolio holding. Nabisco Holdings received a takeover proposal from Philip Morris during the period, while Nabisco Group Holdings received a takeover proposal from RJ Reynolds. Both stocks were bought in the Portfolio primarily on speculation that these takeovers were likely. Some shares of Nabisco Group Holdings were sold after the takeover announcement, but a significant position remained in the Portfolio at the end of the period.

The poorest performing security in the Portfolio during the semi-annual period was Unisys, in terms of its total return. This technology services, primarily consulting, company was purchased during the period and held at June 30. The stock was a reasonable performer during the period until June 29th when a weak earnings report for the second quarter was pre-announced. This earnings weakness was primarily due to order delays, not order cancellations, so the security was not sold, given its depressed valuation and in anticipation of a rebound.

There were numerous purchases during the period, many of these either adjusting the relative weights of existing security holdings, or investing the cash additions made to the Portfolio. The most significant purchases in terms of contribution to return during the period were the Nabisco Group Holdings and Nabisco Holdings buys. Both food company stocks appreciated significantly, as detailed above.

The most significant sale during the period may have been Georgia Pacific, which was sold on January 12 at $48.64 per share. On July 17, the stock was trading at $25.88. This paper and forest products company was sold largely because of its exposure to the forest products sector which we believed might experience weak results due to a slowing new housing market. Avoiding this loss was a favorable decision.

SECTOR WEIGHTING CHANGES
Changes in sector weights during the period included reducing technology exposure while increasing financial, utility and health care exposure near the middle of the period, followed by increasing technology sector exposure near the end of the period. This six-month period was noted for its dramatic swings in economic sector preference, and these sector changes in the Portfolio benefited performance. The changes were made primarily based on an on-going assessment of market preferences and improving company fundamentals at each point in time.

The best performing economic sector in the Portfolio on a relative basis was utilities, where security selection was extremely favorable due to emphasis on the natural gas and pipeline industry. Other sectors with favorable returns included communication services, capital goods, consumer cyclicals, consumer staples and health care.

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

The poorest performing economic sector in the Portfolio on a relative basis was energy, where larger and more stable integrated companies were emphasized and the volatile energy services sector was not. Unfortunately, energy service was the stronger performer during the period. Financials and basic materials were also underperformers on a relative basis.

Significant overweights (greater than 10% versus the benchmark index) at the end of the period were the basic material, communication service, health care, technology and utility sectors.

Significant underweights (greater than 10% versus the benchmark index) at the end of the period were the capital goods, consumer cyclicals, consumer staples and transportation sectors.

LOOKING AHEAD
The Dreyfus Large Company Value Portfolio specializes in value stocks with market capitalizations greater than $900 million. Our strategy is to have exposure to every economic sector. The Portfolio is engineered to seek to provide low volatility of returns relative to the benchmark index. Most investment professionals equate low volatility of returns with low risk.

The value style of investing has generally been out-of-favor for a number of years. Currently, the valuation gap between growth stocks and value stocks is at or near an historic extreme. Events that might spark a resurgence of value stock performance include a sustained decline in interest rates, a correction in the unprecedented valuations of technology stocks, or a period of general economic weakness. Regardless of the timing for value investing to reassert itself, prudence argues for investors to maintain well-diversified portfolios across all investment disciplines. This guidance is particularly important today when the valuations of technology stocks are at or near unprecedented levels. Investment performance usually occurs in unpredictable and concentrated periods of time. It is important for investors to have portfolio diversification when these changes in investment style preferences occur.

We see value in all economic sectors of the stock market.

Timothy M. Ghriskey
Portfolio Manager
The Dreyfus Corporation

(1) Dreyfus Large Company Value Portfolio is a Portfolio of the MainStay VP Series Fund, Inc.. The Dreyfus Corporation serves as sub-advisor to this Portfolio. The investment objectives and policies may be similar to those of other funds/portfolios managed or advised by Dreyfus. However, the investment result of the portfolio may be higher or lower than, and may not be comparable to, any other Dreyfus fund/portfolio.
(2) Russell 1000 Value Index(R) measure the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

EAGLE ASSET MANAGEMENT GROWTH EQUITY PORTFOLIO(1)

MARKET AND PORTFOLIO OVERVIEW
The overriding factor affecting the U.S. equity markets during the first half of 2000 was the continued strength in the U.S. economy and the Federal Reserve's efforts to prevent inflation by raising interest rates. The rising interest rate environment made the markets particularly volatile during the first half of the year. With such volatility, however, comes opportunity for those investors who know how to trade, have a strong fundamental understanding of the companies whose stocks they own and have strong constitutions.

Rising interest rates are generally not good for equities as investors begin to view fixed income investments as more attractive investment alternatives. Not surprisingly, the S&P 500 Index(R)(2) fell 0.42% for the first half of the year. The rising interest rates also impacted some sectors more negatively than others. Old Economy stocks, which tend to be more capital intensive, suffered because their funding costs increased which put pressure on margins. During March and April we also finally started to see some of the New Economy stocks, particularly some of the "dot-coms", sell off as investors began to refocus on valuations.

For the six months ending June 30, 2000, the Portfolio returned 12.64% which handily beat the -0.42% return of the S&P 500 Index(R) and the 4.23% return of the Russell 1000 Growth Index(R)(3). At Eagle we focus on seeking to provide investors with strong, long-term, risk adjusted returns. We believe that our focus on controlling risk has been a major reason that we have outperformed our benchmarks and many of our peers. We seek to control risk through careful stock selection and by taking a disciplined approach to our industry exposures. As part of this risk control strategy, the Portfolio consists primarily of large-cap, blue chip, "sleep-well-at-night" companies. While this investment philosophy may not be as aggressive on the upside, it is in difficult markets such as those just witnessed where we have seen its inherent value.

PORTFOLIO MANAGEMENT DECISIONS
Heading into the first half of the year, the Portfolio was overweighted in semiconductors and wireless telecommunications companies, which significantly benefited our relative performance. We believe that we are still in the relatively early stages of the ongoing build out of the Internet and telecommunications infrastructures. Consumer demand for all things digital like cameras, telephones, DVD players, games; etc. has created a tremendous opportunity for well-positioned semiconductor companies. Similarly, current voice and data demands are simply too much for our existing copper-based telecommunications infrastructure. Thus, we also expect the leaders in optics and other wireless technologies to see significant future growth.

Heading into the first half of the year we were somewhat underweighted in financials which helped our relative performance. We were underweighted in financials, because we saw continued growth in the U.S. economy and expected that a rising interest rate environment would be detrimental to banks, brokers and other financial service companies.

Heading into the first half of the year we were also somewhat underweighted in the energy sector which negatively impacted our performance. We did not expect the price of oil to rise above $30 a barrel and thus missed out on some of the appreciation in the energy sector.

Some of those stocks that had a significant positive impact on Portfolio performance during the first two quarters include:

     Cisco Systems, Intel, Nortel, EMC, Microchip Technology, Sycamore Networks, LSI Logic, E-Tek Dynamics, JDS Uniphase, National Semiconductor, Convergys, Pfizer and Johnson & Johnson.

Some of those stocks that had a significant negative impact on Portfolio performance during the first two quarters include:

     America Online, Microsoft, KLA-Tencor, Cadence Design Systems, Home Depot and Wal-Mart. Microsoft remains a key holding for us in spite of the negative news from its antitrust trial. We anticipate that Microsoft will benefit from an improvement in its business in the back half of 2000. This improvement, in addition to its product transition, leads us to believe that Microsoft will remain a major player in the computer and Internet markets regardless of the outcome of the antitrust case. We continue to believe that AOL will be a global powerhouse in the mid- to long-term. While AOL's growth will be maturing, its primary advantage continues to be supplying entertainment content to a very large base of customers. The merger with Time Warner, if approved, should also improve AOL's ability to attract customers.

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

SIGNIFICANT PURCHASES AND SALES
Some of the more significant purchases during the first half of the year were:

     DELL COMPUTER -- We continued to add to our Dell position. We believe Dell will be a major beneficiary of the PC upgrade cycle likely to follow Microsoft's Windows 2000 release in the second half of 2000. We also like the fact that Dell has expanded its server and services businesses.

     NOKIA -- We established a new position in Nokia which we view as one of the leading beneficiaries in the global explosion of wireless devices, particularly cell phones.

     TARGET -- We established a new position in Target which we view as one of the premier players in the discount retail segment. Their push into the northeastern United States has gone well, and they have a very strong niche as a discounter that also appeals to the higher end customer.

Some of the more significant sales during the first half of the year were:

     MCI WORLDCOM -- We sold our remaining position in MCI Worldcom early in the year because, despite its efforts to expand into more profitable businesses (i.e. Uunet), it was still being viewed by the markets as a long distance company with shrinking margins.

     ELECTRONIC DATA SYSTEMS -- We liquidated our position in EDS following the company's first quarter warning of weaker than expected top-line growth. We understood this revenue warning to imply that EDS was losing sales to smaller, cutting edge niche service firms.

SECTOR WEIGHTING CHANGES
We are an active equity manager and are willing to overweight or underweight a particular sector based on our view of the fundamentals of the companies in that sector. We will have zero weightings in certain sectors if we see no compelling reason to invest in companies in a sector. Throughout the first half of 2000, we have underweighted the sectors of the S&P 500 Index(R) that follow: basic materials, capital goods, communication services, consumer staples, energy, financials, transportation and utilities. These sectors are not traditional growth sectors and we do not see the same earnings visibility from companies in these sectors as we do in companies in the health care and technology sectors where we are presently overweight.

We have not made any significant changes to our sector weightings over the first half of the year, although our technology exposure has increased. With rising interest rates constraining the earnings of many companies in the financial sector and the Medicare reimbursement issue still looming over the pharmaceutical industry, we continue to see the greatest earnings momentum coming from technology companies -- semiconductor and telecommunications companies in particular.

LOOKING AHEAD
Although we still expect market volatility until the Federal Reserve is finished raising interest rates, we believe the long-term outlook for the U.S. equity markets is still very favorable. Corporate earnings remain strong and should continue to be strong as the economies of our overseas trading partners improve. Since earnings tend to drive stock valuations, sustained earnings growth is very positive for the U.S. equity markets. In addition, the rate increases engineered by the Federal Reserve appear to be having the desired effect, as recent data suggests that the U.S. economy is slowing down to a more sustainable level of growth. A stable to declining interest rate environment has historically been favorable for equities and growth stocks in particular. The principal risk to our rather optimistic outlook would be a reemergence of significant inflation which would cause the Federal Reserve to tighten rates several more times before the end of the year.

Ashi Parikh
Portfolio Manager
Eagle Asset Management, Inc.

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

(1) Eagle Asset Management Growth Equity Portfolio is a Portfolio of the MainStay VP Series Fund, Inc.. Eagle Asset Management, Inc. serves as sub-advisor to this Portfolio.
(2) "Standard & Poor's 500 Composite Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc.. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.
(3) Russell 1000 Growth Index(R) measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Included is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

                                    GLOSSARY

AGENCY SECURITIES: Bonds issued by government-sponsored agencies and federally related institutions.

ALLOCATION: An investment technique that diversifies a portfolio among different types of assets such as stocks, bonds, cash equivalents, precious metals, real estate and collectibles.

ANTITRUST LAW: Any law that encourages competition by limiting unfair business practices and curbing monopolies' power.

ASSET BACKED SECURITIES: Securities backed by loan paper, receivables, or an anticipated income stream from the sale of merchandise or services. The securities are generally originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank letter of credit or by insurance from an institution other than the issuer.

BASIS POINTS: One hundredth of one percent in the yield of an investment, i.e., 100 basis points equals 1%.

BLUE CHIP: Stocks of companies known for their long-established record of earning profits and paying dividends. Blue chips tend to be large, stable and well known.

CAPITAL INTENSIVE: Requiring large investments in capital assets to provide an acceptable return on investment.

COLLATERALIZED SECURITIES: Securities that require some kind of collateral, i.e., cash or assets.

COMMON STOCKS: Equity securities representing shares of ownership in a company and usually carrying voting rights and earning dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES: Preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

CORRECTION: A downward movement in the price of an individual stock, bond, commodity, index or the stock market as a whole.

COUPON RATE: The stated interest rate on a bond when first issued. A $1,000 bond with a coupon of 6% will pay $60 a year until its maturity. However, the actual dividend yield from a bond on the secondary market can vary greatly from the coupon rate because the bond can sell above or below its face value.

CYCLICALS: A security or stock that tends to rise quickly with economic upturns and fall quickly when the economy slows. Examples are housing, steel, automobiles, and paper. Noncyclical industries, such as food, insurance, and pharmaceuticals, are likely to have more consistent performance regardless of economic changes.

DEFENSIVE: Stocks with investment returns that do not tend to decline as much as the market in general in times when stock prices are falling. These include companies with earnings that tend to grow despite the business cycle, such as food and drug firms, or companies that pay relatively high dividends like utilities.

DISCIPLINED: An investment strategy that follows specific guidelines, procedures and rules in making decisions.

EURO: The Euro became the official unit of currency of the European Union on January 1, 1999. It is currently used in 11 of the member states and has a fixed conversion rate against their national currencies. It is currently used only for "paper transactions" and will not be in circulation until 2002.

FEDERAL FUNDS RATE: The interest rate that banks charge each other for the use of federal funds. This rate is used for overnight loans to banks that need more cash to meet bank reserve requirements. It changes daily and is the most sensitive indicator of general interest rate trends. The rate is not set directly by the Federal Reserve, but fluctuates in response to changes in supply and demand for funds.

FEDERAL RESERVE BOARD (THE FED): The seven member governing board of the Federal Reserve System, which is the central bank of the United States. The Board sets policies on reserve requirements, bank regulations, sets the discount rate, tightens or loosens the availability of credit in the economy and regulates the purchase of securities on margin.

FEDERAL RESERVE BANK: The central bank of the U.S. that sets monetary value. The Federal Reserve oversees money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system. Also called the Fed.

FIXED-RATE INVESTMENTS: A security that pays a fixed rate of return. This usually refers to government, corporate or municipal bonds, which pay a fixed rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

FLOATING RATE SECURITY: Debt instrument with a variable interest rate. They provide protection against rising interest rates, but pay lower yields than fixed rate notes of the same maturity. Also known as a floater.

FUNDAMENTAL ANALYSIS: Fundamental analysis asserts that a stock's price is determined by the future course of its earnings and dividends. The fundamental analyst tries to determine what the intrinsic value of a stock's underlying business is by looking at its financial statements and its competitive position within its industry. Also called "bottom-up" investing.

HIGH-COUPON:  A bond that pays a high interest rate.

IPO: Initial Public Offering. The first time a company issues stock to the public, also known as "going public". They are frequently offered by young, growing companies who need to seek outside equity capital in the public market. IPOs can offer the possibility of large gains, coupled with very high risk.

LARGE-CAP: A share of a large publicly traded corporation, typically with a total market capitalization of greater than $5 billion. (Also called large-cap stocks, large caps and blue chips.) Because of their size, large caps tend to grow more slowly than small-cap stocks, but they also tend to be much more stable.

LIQUIDITY: Securities are said to be liquid when they can be easily bought or sold in large volume without substantially affecting their price. Some securities, such as private placements or stocks that have few shares outstanding are considered illiquid either because there are few market participants interested in buying or selling the securities or because purchases and sales may cause wide price swings.

LOCAL CURRENCY TERMS: Returns expressed in local currency terms show what investors using that currency would have earned, without any adjustment for differences in currency values. Returns expressed in U.S. dollar terms reflect any differences in the relative value of the local currency and the U.S. dollar.

LONG-TERM: Treasury bonds with maturities of more than 10 years; corporate bonds with maturities more than 15 years. Long-term bonds pay higher yields but have greater inflation and credit risk.

MARKET CAPITALIZATION: The total market value of a company or stock. Market capitalization is calculated by multiplying the number of outstanding shares by their current market price. Investors generally divide the U.S. market into three basic market caps: large-cap, mid-cap and small-cap.

MONEY MARKET: A type of mutual fund that invests in stable, short-term securities. Money-market funds are easily convertible into cash and usually maintain an unchanged value of $1 a share, but they are not insured by the federal government.

MORTGAGE-BACKED SECURITIES: Securities representing interests in "pools" of mortgages in which principal and interest payments by the holders of underlying fixed-or adjustable-rate mortgages are, in effect, "passed through" to investors (net of fees paid to the issuer or guarantor of the securities).

NEW ECONOMY: The recent growth in the economy which is sustained by technology and the internet.

OVERWEIGHT/UNDERWEIGHT: The proportion of a portfolio allocated to a specific security, market sector or country, i.e., a portfolio is said to be overweighed in a sector or country when that portion of the portfolio is greater than the sector's general relationship to the market as a whole or the country's total equities relative to the international equity markets as a whole.

P/E RATIO: Price-to-earnings ratio. The price of a stock divided by its earnings per share.

POSITION:  An investor's stake in a particular security or market.

TIGHTEN/LOOSEN/EASE: When the Federal Reserve Board moves to raise interest rates, it is said to be "tightening" or making borrowing more expensive. When it moves to lower rates, it is said to be "loosening", "easing" or making borrowing more affordable.

TOTAL RETURN: The performance of an investment with all income and capital gains reinvested.

U.S. TREASURY DEBT: Debt incurred by the U.S. Treasury by way of selling U.S. Treasury bonds to the public.

VALUE-ORIENTED, VALUE INVESTING, VALUE APPROACH: A style of investing which looks for companies that have been overlooked or undervalued by the market, but with underlying sound fundamentals. Value investors typically buy stocks with high dividend yields, or ones that trade at a low price-to-earnings ratio (P/E) or low price-to-book ratio (P/B).

VOLATILITY: Fluctuations in the price of securities or markets, up or down, over a short period of time.

YANKEE BONDS: Dollar-denominated bonds sold in the U.S. by foreign companies or government entities.

YIELD: The income per share (or current value of a security) paid to investors over a specified period of time. It is expressed as a percentage of the cost of the security, generally obtained by dividing the current market price for a stock or bond into the annual dividend or interest payment. As the price of a stock or bond declines, its yield rises. Mutual fund yields are expressed as a percentage of the fund's current price per share.

YIELD CURVE: This is a graph showing the yields for bonds of different maturities. When interest rates available from various short-, intermediate-, and long-term securities are plotted on a graph, the resulting line is known as a yield curve.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   MAINSTAY VP SERIES FUND, INC.

                             OFFICERS AND DIRECTORS
                        Richard M. Kernan, Jr., Chairman,
                          Chief Executive Officer and Director
                        Anne F. Pollack, President,
                          Chief Administrative Officer and Director
                        Michael J. Drabb, Director
                        Jill Feinberg, Director
                        Daniel Herrick, Director
                        Robert D. Rock, Director and Vice President
                        Roman L. Weil, Director
                        John Weisser, Director
                        John A. Flanagan, Treasurer
                        Joseph McBrien, Secretary
                        Richard D. Levy, Controller

                              INVESTMENT ADVISERS
                        MacKay Shields LLC
                        Madison Square Advisors LLC
                        Monitor Capital Advisors LLC
                        New York Life Insurance Company

                                 ADMINISTRATOR
                        New York Life Insurance and Annuity Corporation

                                   CUSTODIANS
                        The Bank of New York
                        The Chase Manhattan Bank, N.A.

                            INDEPENDENT ACCOUNTANTS
                        PricewaterhouseCoopers LLP

The financial information included herein is taken from the records of the Funds without examination by the Funds' independent accountants, who do not express an opinion thereon.

CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)



COMMON STOCKS (97.4%)+

                                    SHARES          VALUE
                                  ------------------------
BIOTECHNOLOGY (2.5%)
Genentech, Inc. (a).............      227,000   $   39,044,000
Protein Design Labs, Inc. (a)...       65,000       10,721,951
                                                --------------
                                                    49,765,951
                                                --------------
BROADCAST/MEDIA (3.5%)
AMFM Inc. (a)...................      365,200       25,198,800
Clear Channel Communications,
 Inc. (a).......................      283,700       21,277,500
Fox Entertainment Group, Inc.
 Class A (a)....................      300,000        9,112,500
USA Networks, Inc. (a)..........      689,200       14,903,950
                                                --------------
                                                    70,492,750
                                                --------------
COMMUNICATIONS--EQUIPMENT (13.2%)
Cisco Systems, Inc. (a).........    1,187,300       75,467,756
Corning Inc. ...................      334,500       90,273,188
JDS Uniphase Corp. (a)..........      208,000       24,934,000
Lucent Technologies Inc. .......      355,800       21,081,150
Nokia OYJ PLC ADR (b)...........      352,000       17,578,000
Tellabs, Inc. (a)...............      509,200       34,848,375
                                                --------------
                                                   264,182,469
                                                --------------
COMPUTER SOFTWARE & SERVICES (6.9%)
First Data Corp. ...............      230,600       11,443,525
Microsoft Corp. (a).............      724,200       57,936,000
Oracle Corp. (a)................      807,000       67,838,438
                                                --------------
                                                   137,217,963
                                                --------------
COMPUTER SYSTEMS (7.4%)
EMC Corp. (a)...................    1,019,200       78,414,700
Sun Microsystems, Inc. (a)......      771,000       70,112,812
                                                --------------
                                                   148,527,512
                                                --------------
ELECTRIC POWER COMPANIES (2.6%)
AES Corp. (The) (a).............    1,148,600       52,404,875
                                                --------------
ELECTRICAL EQUIPMENT (1.7%)
General Electric Co. ...........      642,000       34,026,000
                                                --------------
ELECTRONICS--SEMICONDUCTORS (11.1%)
Analog Devices, Inc. (a)........      229,000       17,404,000
Applied Materials, Inc. (a).....      218,200       19,774,375
Cypress Semiconductor Corp.
 (a)............................      307,000       12,970,750
Intel Corp. ....................      555,400       74,250,038
Flextronics International Ltd.
 (a)............................       43,700        3,001,644
Motorola, Inc. .................    1,079,700       31,378,781
Texas Instruments Inc. .........      923,600       63,439,775
                                                --------------
                                                   222,219,363
                                                --------------
ENTERTAINMENT (4.2%)
Time Warner Inc. ...............      462,500       35,150,000
Viacom Inc. Class B (a).........      716,859       48,880,823
                                                --------------
                                                    84,030,823
                                                --------------
FINANCE (2.3%)
Citigroup Inc. .................      774,872       46,686,038
                                                --------------


                                    SHARES          VALUE
                                  ----------------------------
HEALTH CARE--DRUGS (5.4%)
Andrx Corp. (a).................      107,000        6,839,643
HEALTH CARE--DRUGS (Continued)
Celgene Corp. (a)...............      264,600   $   15,578,325
IVAX Corp. (a)..................      245,000       10,167,500
Merck & Co., Inc. ..............      536,900       41,139,963
Schering-Plough Corp. ..........      681,500       34,415,750
                                                --------------
                                                   108,141,181
                                                --------------
HEALTH CARE--MEDICAL PRODUCTS (4.6%)
Baxter International Inc. ......      281,500       19,792,969
Guidant Corp. (a)...............      473,200       23,423,400
Medtronic, Inc. ................      792,800       39,491,350
PE Corp-PE Biosystems Group.....      150,000        9,881,250
                                                --------------
                                                    92,588,969
                                                --------------
HEALTH CARE--MISCELLANEOUS (3.8%)
Allergan, Inc. .................       69,200        5,155,400
Amgen Inc. (a)..................      503,400       35,363,850
Bristol-Myers Squibb Co. .......      373,700       21,768,025
MedImmune, Inc. (a).............      186,000       13,764,000
                                                --------------
                                                    76,051,275
                                                --------------
HOUSEHOLD PRODUCTS (1.9%)
Colgate-Palmolive Co. ..........      650,400       38,942,700
                                                --------------
INSURANCE (3.2%)
American International Group,
 Inc. ..........................      346,828       40,752,290
Marsh & McLennan Cos., Inc. ....      220,300       23,007,581
                                                --------------
                                                    63,759,871
                                                --------------
INVESTMENT BANK/BROKERAGE (1.1%)
Goldman Sachs Group, Inc.
 (The)..........................      222,400       21,100,200
                                                --------------
LEISURE TIME (2.4%)
Harley-Davidson, Inc. ..........    1,252,100       48,205,850
                                                --------------
MANUFACTURING (2.6%)
Tyco International Ltd. ........    1,084,000       51,354,500
                                                --------------
NATURAL GAS DISTRIBUTORS & PIPELINES (1.5%)
Enron Corp. ....................      471,000       30,379,500
                                                --------------
PERSONAL LOANS (1.9%)
Household International,
 Inc. ..........................      292,000       12,136,250
Providian Financial Corp. ......      275,300       24,777,000
                                                --------------
                                                    36,913,250
                                                --------------
RETAIL (8.2%)
Bed Bath & Beyond Inc. (a)......      521,600       18,908,000
Circuit City Stores-Circuit City
 Group..........................      622,300       20,652,581
CVS Corp. ......................      341,900       13,676,000
Home Depot, Inc. (The)..........      710,650       35,488,084
Kohl's Corp. (a)................    1,058,000       58,851,250
Staples, Inc. (a)...............    1,102,200       16,946,325
                                                --------------
                                                   164,522,240
------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ----------------------------
SPECIALIZED SERVICES (1.2%)
Omnicom Group Inc...............      265,000   $   23,601,562
                                                --------------
TELECOMMUNICATIONS (3.0%)
Dobson Communications Corp.
 Class A (a)....................       75,000        1,443,750
FLAG Telecom Holdings Ltd.
 (a)............................      222,000        3,302,250
Hanaro Telecom Inc. ADR
 (a)(b).........................      100,000          706,250
Nextel Communications Inc. Class
 A (a)..........................      194,000       11,870,375
WorldCom, Inc. (a)..............      916,082       42,025,262
                                                --------------
                                                    59,347,887
                                                --------------
TELEPHONE (1.2%)
ALLTEL Corp.....................      400,600       24,812,163
                                                --------------
Total Common Stocks
 (Cost $1,172,070,925)..........                 1,949,274,892
                                                --------------

SHORT-TERM INVESTMENTS (2.6%)
                                   PRINCIPAL
                                    AMOUNT
                                  -----------
COMMERCIAL PAPER (2.6%)
Ford Motor Credit Co.
 6.55%, due 7/7/00..............  $14,250,000       14,234,413
General Electric Capital Corp.
 6.81%, due 7/6/00..............   17,500,000       17,483,438

                                   PRINCIPAL
                                    AMOUNT
                                                    VALUE
                                  ------------------------
COMMERCIAL PAPER (Continued)
Goldman Sachs Group, Inc. (The)
 6.95%, due 7/3/00..............    9,790,000        9,786,219
Prudential Funding Corp.
 6.56%, due 7/5/00..............   10,000,000        9,992,698
                                                --------------
Total Short-Term Investments
 (Cost $51,496,768).............                    51,496,768
                                                --------------
Total Investments
 (Cost $1,223,567,693) (c)......        100.0%   2,000,771,660(d)
Cash and Other Assets, Less
 Liabilities....................          0.0(e)        596,453
                                  -----------   --------------
Net Assets......................        100.0%  $2,001,368,113
                                  ===========   ==============

------------
(a) Non-income producing security.
(b) ADR--American Depository Receipt.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.
(d) At June 30, 2000, net unrealized appreciation was $777,203,967, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $806,733,742 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $29,529,775.
(e) Less than one tenth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $1,223,567,693).....   $2,000,771,660
Cash...................................            2,367
Receivables:
  Investment securities sold...........       13,944,757
  Dividends............................          527,443
  Fund shares sold.....................          137,345
                                          --------------
        Total assets...................    2,015,383,572
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......        9,784,330
  Fund shares redeemed.................        2,664,404
  Adviser..............................          578,573
  Administrator........................          321,429
  Custodian............................           55,926
  Directors............................            1,232
Accrued expenses.......................          609,565
                                          --------------
        Total liabilities..............       14,015,459
                                          --------------
Net assets applicable to outstanding
  shares...............................   $2,001,368,113
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized.   $      556,546
Additional paid-in capital.............    1,217,487,299
Accumulated net investment loss........       (1,608,709)
Accumulated undistributed net realized
  gain on investments..................        7,729,010
Net unrealized appreciation
  on investments.......................      777,203,967
                                          --------------
Net assets applicable to outstanding
  shares...............................   $2,001,368,113
                                          ==============
Shares of capital stock outstanding....       55,654,600
                                          ==============
Net asset value per share
  outstanding..........................   $        35.96
                                          ==============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $ 3,052,716
  Interest................................     1,223,491
                                             -----------
        Total income......................     4,276,207
                                             -----------
Expenses:
  Advisory................................     3,383,344
  Administration..........................     1,879,636
  Shareholder communication...............       428,342
  Custodian...............................        72,631
  Professional............................        56,558
  Directors...............................        31,382
  Miscellaneous...........................        33,023
                                             -----------
        Total expenses....................     5,884,916
                                             -----------
Net investment loss.......................    (1,608,709)
                                             -----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on investments..........     7,729,010
Net change in unrealized appreciation
  on investments..........................    38,741,499
                                             -----------
Net realized and unrealized gain
  on investments..........................    46,470,509
                                             -----------
Net increase in net assets resulting
  from operations.........................   $44,861,800
                                             ===========

-------

(a) Dividends recorded net of foreign withholding taxes in the amount of $10,119.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CAPITAL APPRECIATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                   2000             1999
                                                              ----------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $   (1,608,709)  $     (672,540)
  Net realized gain on investments..........................       7,729,010      162,072,973
  Net change in unrealized appreciation on investments......      38,741,499      198,709,054
                                                              --------------   --------------
  Net increase in net assets resulting from operations......      44,861,800      360,109,487
                                                              --------------   --------------
Distributions to shareholders:
  From net realized gain on investments.....................     (94,020,022)     (67,701,570)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     207,929,010      522,943,112
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............      94,020,022       67,701,570
                                                              --------------   --------------
                                                                 301,949,032      590,644,682
  Cost of shares redeemed...................................     (99,936,672)    (271,402,974)
                                                              --------------   --------------
  Increase in net assets derived from capital share
    transactions............................................     202,012,360      319,241,708
                                                              --------------   --------------
Net increase in net assets..................................     152,854,138      611,649,625
NET ASSETS:
Beginning of period.........................................   1,848,513,975    1,236,864,350
                                                              --------------   --------------
End of period...............................................  $2,001,368,113   $1,848,513,975
                                                              ==============   ==============
Accumulated net investment loss at end of period............  $   (1,608,709)  $           --
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                               SIX MONTHS
                                                 ENDED
                                                JUNE 30,                     YEAR ENDED DECEMBER 31
                                                 2000*         1999         1998        1997       1996       1995
                                               ------------------------------------------------------------------
Net asset value at beginning of period.......  $   36.98    $    30.61   $    22.39   $  18.39   $  15.49   $  11.45
                                               ----------   ----------   ----------   --------   --------   --------
Net investment income (loss).................      (0.03)(a)     (0.02) (a)    0.03       0.00(b)    0.01       0.06
Net realized and unrealized gain on
  investments................................       0.81          7.79         8.51       4.31       2.90       4.04
                                               ----------   ----------   ----------   --------   --------   --------
Total from investment operations.............       0.78          7.77         8.54       4.31       2.91       4.10
                                               ----------   ----------   ----------   --------   --------   --------
Less dividends and distributions:
  From net investment income.................         --            --        (0.03)     (0.00)(b)    (0.01)   (0.06)
  From net realized gain
    on investments...........................      (1.80)        (1.40)       (0.29)     (0.31)        --         --
                                               ----------   ----------   ----------   --------   --------   --------
Total dividends and distributions............      (1.80)        (1.40)       (0.32)     (0.31)     (0.01)     (0.06)
                                               ----------   ----------   ----------   --------   --------   --------
Net asset value at end of period.............  $   35.96    $    36.98   $    30.61   $  22.39   $  18.39   $  15.49
                                               ==========   ==========   ==========   ========   ========   ========
Total investment return......................       2.28%(d)     25.41%       38.14%     23.49%     18.75%     35.78%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income (loss)...............      (0.17%)+      (0.05%)       0.11%      0.00%(c)   0.09%      0.57%
  Net expenses...............................       0.63%+        0.62%        0.64%      0.65%      0.73%      0.73%
  Expenses (before reimbursement)............       0.63%+        0.62%        0.64%      0.65%      0.75%      0.90%
Portfolio turnover rate......................         21%           37%          27%        34%        16%        35%
Net assets at end of period (in 000's).......  $2,001,368   $1,848,514   $1,236,864   $763,079   $503,622   $244,536

------------
(a) Per share data based on average shares outstanding during the period.
(b) Less than one cent per share.
(c) Less than one-hundredth of a percent.
(d) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)


SHORT-TERM INVESTMENTS (100.2%)+
                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------
ASSET-BACKED SECURITIES (2.6%)
Chevy Chase Auto Receivables Trust
 Series 2000-1 Class A1
 6.87%, due 7/12/01 (c)...........  $3,000,000   $  3,000,000
CNH Equipment Trust
 Series 2000-A Class A1
 6.18%, due 4/9/01 (c)............   2,206,498      2,206,498
Ford Credit Auto Owner Trust
 Series 2000-C Class A1
 6.62%, due 10/15/00 (c)..........   3,000,000      3,000,000
                                                 ------------
                                                    8,206,498
                                                 ------------
BANK NOTES (3.6%)
Bank of North America
 6.90%, due 12/6/00 (b)(c)........   4,000,000      4,002,463
First Union National Bank
 6.70%, due 5/4/01 (b)(c).........   4,000,000      4,002,564
 6.96%, due 11/13/00 (b)(c).......   3,000,000      3,002,450
                                                 ------------
                                                   11,007,477
                                                 ------------
CERTIFICATES OF DEPOSIT (7.1%)
Bayerische Landesbank New York
 6.58%, due 12/15/00 (b)(c).......   3,000,000      2,999,530
British Telecommunications PLC
 6.62%, due 2/27/01 (b)(c)........   4,000,000      4,000,000
Commerzbank AG New York
 6.60%, due 4/26/01 (b)(c)........   4,000,000      3,999,043
Lloyds Banks PLC New York
 5.65%, due 7/17/00 (c)...........   3,000,000      2,999,956
UBS AG Stamford Connecticut
 6.24%, due 12/6/00 (c)...........   5,000,000      4,999,570
Westdeutsche Landesbank New York
 6.57%, due 3/23/01 (b)(c)........   3,000,000      2,998,919
                                                 ------------
                                                   21,997,018
                                                 ------------
COMMERCIAL PAPER (73.9%)
Alliance & Leicester PLC
 6.58%, due 8/22/00 (a)...........   3,000,000      2,972,583
Allianz of America Finance Corp.
 6.55%, due 8/8/00 (a)............   4,000,000      3,973,800
 6.57%, due 7/6/00 (a)............   3,000,000      2,998,358
 6.60%, due 8/22/00 (a)...........   2,000,000      1,981,667
 6.62%, due 9/11/00 (a)...........   3,000,000      2,961,383
American Express Credit Corp.
 6.53%, due 7/20/00...............   3,000,000      2,990,749
 6.54%, due 8/9/00................   3,000,000      2,979,835
 6.56%, due 7/24/00...............   3,000,000      2,988,520
American General Finance Corp.
 6.55%, due 7/28/00...............   3,000,000      2,986,354
 6.58%, due 7/13/00...............   3,000,000      2,994,517
Associates Corp. of North America
 6.53%, due 7/19/00...............   2,000,000      1,994,196


                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------

Associates First Capital Corp.
 6.52%, due 7/5/00................  $3,000,000     $2,998,913
 6.55%, due 7/10/00 - 7/17/00.....   6,000,000      5,988,537
COMMERCIAL PAPER (Continued)
Atlantis One Funding Corp.
 6.56%, due 8/3/00................   3,000,000      2,983,053
 6.58%, due 8/18/00...............   3,000,000      2,974,777
AT&T Corp.
 6.52%, due 8/21/00...............   3,000,000      2,973,377
BCI Funding Corp.
 6.53%, due 7/7/00................   3,200,000      3,197,678
 6.58%, due 9/5/00................   3,000,000      2,964,907
Bell Atlantic Financial Services
 6.55%, due 7/19/00...............   3,000,000      2,991,267
 6.56%, due 7/24/00...............   4,000,000      3,984,693
BellSouth Telecommunications Inc.
 6.50%, due 7/10/00...............   5,000,000      4,993,681
 6.52%, due 8/2/00................   3,000,000      2,983,700
British Telecommunications PLC
 6.10%, due 9/6/00................   3,000,000      2,966,958
Cregem North America Inc.
 6.53%, due 8/14/00...............   3,000,000      2,977,145
 6.54%, due 7/3/00................   3,000,000      3,000,000
 6.58%, due 9/11/00...............   2,900,000      2,862,896
Deutsche Bank New York
 6.54%, due 8/17/00 - 8/25/00.....   7,000,000      6,938,415
Dresdner Finance Inc.
 6.56%, due 7/25/00...............   4,000,000      3,983,964
Edison International
 6.60%, due 7/5/00 (a)............   3,000,000      2,998,900
Ford Motor Credit Co.
 6.54%, due 7/11/00 - 8/18/00.....   5,600,000      5,573,913
 6.55%, due 7/7/00................   3,000,000      2,997,817
Formosa Plastics Corp. USA
 6.22%, due 8/14/00...............   3,000,000      2,978,230
Franklin Resources Inc.
 6.62%, due 9/6/00 (a)............   3,000,000      2,964,142
General Electric Capital Corp.
 6.22%, due 1/2/01 (b)(c).........   2,000,000      1,999,501
 6.54%, due 8/11/00...............   4,000,000      3,971,660
 6.60%, due 9/8/00................   2,000,000      1,975,433
Goldman Sachs Group L.P. (The)
 6.25%, due 7/10/00...............   4,000,000      3,995,139
 6.58%, due 7/6/00 - 7/27/00......   6,000,000      5,985,195
Halifax PLC
 6.54%, due 8/29/00...............   4,000,000      3,958,580
 6.60%, due 9/6/00................   3,000,000      2,964,250
Idaho Power Co.
 6.52%, due 7/13/00...............   4,000,000      3,992,756
KFW International Finance Inc.
 6.55%, due 7/10/00...............   3,000,000      2,996,179
Lloyds Banks PLC
 6.58%, due 9/8/00................   3,000,000      2,963,262

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM INVESTMENTS (CONTINUED)

                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------
COMMERCIAL PAPER (Continued)
Merrill Lynch & Co. Inc.
 6.57%, due 7/12/00...............  $3,000,000   $  2,995,073
 6.58%, due 8/10/00...............   3,000,000      2,979,163
Morgan Stanley Dean Witter & Co.
 6.58%, due 7/26/00...............   3,000,000      2,987,388
National Rural Utilities
 Cooperative Finance Corp.
 6.10%, due 9/12/00...............   3,000,000      2,963,908
Nationwide Building Society
 6.59%, due 9/6/00................   3,000,000      2,964,304
Petrobras International Finance
 Co.6.53%, due 7/21/00............   3,000,000      2,990,205
Portland General Electric
 6.65%, due 8/3/00................   3,600,000      3,579,385
Prudential Funding Corp.
 6.55%, due 7/18/00...............   4,000,000      3,989,083
Quebec (Province of)
 6.57%, due 9/8/00................   4,000,000      3,951,090
Rabobank Netherland N.V.
 6.55%, due 7/5/00................   3,000,000      2,998,908
Receivables Capital Corp.
 6.58%, due 7/11/00 (a)...........   3,600,000      3,594,736
Rio Tinto America Inc.
 6.55%, due 8/18/00 (a)...........   3,000,000      2,974,892
 6.60%, due 9/14/00 (a)...........   3,500,000      3,453,158
Salomon Smith Barney Holdings Inc.
 6.25%, due 7/12/00...............   4,000,000      3,993,750
 6.56%, due 7/31/00-8/2/00........   7,000,000      6,962,826
San Paolo U.S. Financial Co.
 6.55%, due 8/1/00................   3,000,000      2,984,170
 6.56%, due 7/18/00...............   4,000,000      3,989,066
SBC Communications Inc.
 6.53%, due 8/4/00 (a)............   3,000,000      2,982,587
 6.55%, due 7/19/00 (a)...........   4,000,000      3,988,356
UBS Finance LLC
 6.44%, due 9/5/00................   3,000,000      2,964,800
Unifunding Inc.
 6.59%, due 9/18/00...............   3,000,000      2,957,715
Wells Fargo & Co.
 6.60%, due 7/3/00................   3,000,000      3,000,000
Wood Street Funding Corp.
 6.60%, due 7/14/00 (a)...........   3,000,000      2,993,950
 6.61%, due 7/17/00 (a)...........   3,000,000      2,992,288
                                                 ------------
                                                  228,131,681
                                                 ------------

                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------

CORPORATE BONDS (2.3%)
AT&T Corp.
 6.24%, due 7/13/00 (a)(b)(c).....  $3,000,000   $  2,999,967
 6.68%, due 8/7/00 (a)(b)(c)......   4,000,000      3,999,968
                                                 ------------
                                                    6,999,935
                                                 ------------
MEDIUM-TERM NOTES (10.7%)
Abbey National Treasury Services
 6.55%, due 6/15/01 (b)(c)........   3,000,000      2,998,046
Bank of America Corp.
 6.96%, due 2/9/01 (b)(c).........   3,000,000      3,004,137
IBM Credit Corp.
 5.898%, due 8/7/00 (c)...........   3,000,000      2,999,911
Merrill Lynch & Co. Inc.
 6.89%, due 5/21/01 (b)(c)........   2,000,000      2,001,936
Morgan (J.P.) & Co. Inc.
 6.38%, due 7/6/00 (b)(c).........   3,000,000      2,999,979
Morgan Stanley Dean Witter & Co.
 6.23%, due 3/13/01 (b)(c)........   3,000,000      3,001,454
 6.36%, due 4/16/01 (b)(c)........   3,000,000      3,002,823
National Rural Utilities
 Cooperative Finance Corp.
 6.29%, due 7/14/00 (b)(c)........   4,000,000      3,999,942
Prudential Funding Corp.
 6.85%, due 12/21/00 (b)(c).......   4,000,000      4,000,587
Xerox Corp.
 5.64%, due 7/14/00 (c)...........   2,000,000      1,999,974
Wells Fargo & Co.
 6.71%, due 7/16/01 (b)(c)........   3,000,000      2,999,364
                                                 ------------
                                                   33,008,153
                                                 ------------
Total Short-Term Investments
 (Amortized Cost $309,350,762)
 (d)..............................       100.2%   309,350,762
Liabilities in Excess of Cash and
 Other Assets.....................        (0.2)      (761,881)
                                     ---------     ----------
Net Assets........................       100.0%  $308,588,881
                                     =========     ==========

------------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at June 30, 2000.
(c) Interest bearing security.
(d) The cost stated also represents the aggregate cost for federal income tax purposes.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)

The table below sets forth the diversification of Cash
Management Portfolio investments by industry.
INDUSTRY
DIVERSIFICATION

                               AMORTIZED
                                  COST        PERCENT+
                              ------------------------
Auto Leases.................  $ 14,571,729        4.7%
Banks #.....................    86,882,311       28.1
Chemicals--Specialty........     2,978,230        1.0
Computer Systems............     2,999,911        1.0
Diversified Financial
  Services..................    19,892,648        6.4
Electric Power Companies....     6,578,285        2.1
Finance.....................    26,868,360        8.7
Foreign Government..........     3,951,090        1.3
Insurance...................    19,904,877        6.4
Investment Bank/Brokerage...    40,904,726       13.2
Metals--Miscellaneous.......     6,428,050        2.1
Office Equipment &
  Supplies..................     1,999,974        0.6
Oil--Intergrated
  International.............     2,990,205        1.0
Special Purpose Finance.....    29,543,057        9.6
Telecommunication--Long
  Distance..................     6,999,935        2.3
Telecommunication
  Services..................     2,973,377        1.0
Telephone...................    28,891,241        9.4
Utilities--Electric.........     3,992,756        1.3
                               -----------    --------
                               309,350,762      100.2
Liabilities in Excess of
  Cash and Other Assets.....      (761,881)      (0.2)
                               -----------    --------
Net Assets..................  $308,588,881      100.0%
                               ===========    ========

------------
+ Percentages indicated are based on Portfolio net assets.
# The Portfolio will invest more than 25% of the market value of its total assets in the securities of banks and bank holding companies, including certificates of deposit, bankers' accept-ances and securities guaranteed by banks and bank holding companies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CASH MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (amortized cost $309,350,762)..........   $309,350,762
Cash.....................................         67,967
Receivables:
  Fund shares sold.......................     13,198,739
  Investment securities sold.............      5,900,000
  Interest receivable....................      1,071,526
                                            ------------
        Total assets.....................    329,588,994
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........     18,446,590
  Fund shares redeemed...................        590,268
  Adviser................................         68,983
  Administrator..........................         55,186
  Custodian..............................         18,706
  Directors..............................          1,394
Accrued expenses.........................        136,386
Dividend payable.........................      1,682,600
                                            ------------
        Total liabilities................     21,000,113
                                            ------------
Net assets applicable to outstanding
  shares.................................   $308,588,881
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 700 million shares authorized...   $  3,085,901
Additional paid-in capital...............    305,501,700
Accumulated net realized gain on
  investments............................          1,280
                                            ------------
Net assets applicable to outstanding
  shares.................................   $308,588,881
                                            ============
Shares of capital stock outstanding......    308,590,100
                                            ============
Net asset value per share outstanding....   $       1.00
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $ 10,732,270
                                            ------------
Expenses:
  Advisory...............................        435,680
  Administration.........................        348,544
  Shareholder communication..............         83,145
  Professional...........................         24,925
  Custodian..............................         22,336
  Directors..............................          7,591
  Miscellaneous..........................          7,102
                                            ------------
        Total expenses...................        929,323
                                            ------------
Net investment income....................      9,802,947
                                            ------------
REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.........          1,310
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  9,804,257
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                  2000            1999
                                                              --------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $   9,802,947   $  15,498,879
  Net realized gain (loss) on investments...................          1,310             (30)
                                                              -------------   -------------
  Net increase in net assets resulting from operations......      9,804,257      15,498,849
                                                              -------------   -------------
Dividends and distributions to shareholders:
  From net investment income................................     (9,802,947)    (15,498,879)
  From net realized gain on investments.....................             --            (141)
                                                              -------------   -------------
    Total dividends and distributions to shareholders.......     (9,802,947)    (15,499,020)
                                                              -------------   -------------
Capital share transactions:
  Net proceeds from sale of shares..........................    528,996,329     977,607,004
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............      8,121,986      16,403,044
                                                              -------------   -------------
                                                                537,118,315     994,010,048
  Cost of shares redeemed...................................   (683,000,974)   (771,091,687)
                                                              -------------   -------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................   (145,882,659)    222,918,361
                                                              -------------   -------------
Net increase (decrease) in net assets.......................   (145,881,349)    222,918,190
NET ASSETS:
Beginning of period.........................................    454,470,230     231,552,040
                                                              -------------   -------------
End of period...............................................  $ 308,588,881   $ 454,470,230
                                                              =============   =============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                SIX MONTHS
                                  ENDED
                                 JUNE 30,                               YEAR ENDED DECEMBER 31
                                  2000*            1999           1998           1997           1996           1995
                               ----------------------------------------------------------------------------------
Net asset value at beginning
  of period..................  $       1.00    $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                               ------------    ------------   ------------   ------------   ------------   ------------
Net investment income........          0.03            0.05           0.05           0.05           0.05           0.05
                               ------------    ------------   ------------   ------------   ------------   ------------
Less dividends and
  distributions:
  From net investment
    income...................         (0.03)          (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
  From net realized gain on
    investments..............            --           (0.00)(a)      (0.00)(a)         --             --             --
                               ------------    ------------   ------------   ------------   ------------   ------------
Total dividends and
  distributions..............         (0.03)          (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
                               ------------    ------------   ------------   ------------   ------------   ------------
Net asset value at end of
  period.....................  $       1.00    $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                               ============    ============   ============   ============   ============   ============
Total investment return......          2.83%(b)        4.84%          5.18%          5.25%          4.95%          5.59%
Ratios (to average net
  assets)/ Supplemental Data:
  Net investment income......          5.68%+          4.79%          5.05%          5.13%          4.92%          5.44%
  Net expenses...............          0.54%+          0.51%          0.54%          0.54%          0.62%          0.62%
  Expenses (before
    reimbursement)...........          0.54%+          0.51%          0.54%          0.54%          0.64%          0.94%
Net assets at end of period
  (in 000's).................  $    308,589    $    454,470   $    231,552   $    140,782   $    118,347   $     87,839

------------
(a) Less than one cent per share.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)


CONVERTIBLE SECURITIES (80.0%)+
CONVERTIBLE BONDS (57.0%)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
ADVERTISING & MARKETING SERVICES (2.5%)
Getty Images, Inc.
 5.00%, due 3/15/07 (b)...........  $2,500,000   $  2,068,750
Lamar Advertising Co.
 5.25%, due 9/15/06...............   1,500,000      1,670,625
                                                 ------------
                                                    3,739,375
                                                 ------------
AUTO PARTS & EQUIPMENT (0.7%)
MascoTech, Inc.
 4.50%, due 12/15/03..............   1,500,000      1,125,000
                                                 ------------
BANKS (1.5%)
European Bank for Reconstruction &
 Development
 0.75%, due 7/2/01 (c)............   1,250,000      1,315,625
Mitsubishi Bank Ltd. International
 Finance (Bermuda) Trust
 3.00%, due 11/30/02..............   1,000,000      1,033,750
                                                 ------------
                                                    2,349,375
                                                 ------------
BROADCAST/MEDIA (2.2%)
Clear Channel Communications, Inc.
 1.50%, due 12/1/02...............     300,000        294,000
 2.625%, due 4/1/03...............     750,000        972,187
News America Holdings, Inc.
 (zero coupon), due 3/11/13 (d)...     850,000        941,910
Rogers Communications, Inc.
 2.00%, due 11/26/05 (e)..........   1,100,000      1,090,375
                                                 ------------
                                                    3,298,472
                                                 ------------
COMMUNICATIONS--EQUIPMENT (4.3%)
ANTEC Corp.
 4.50%, due 5/15/03...............     500,000        887,500
Aspect Communications Corp.
 (zero coupon), due 8/10/18.......   5,250,000      2,152,500
Comverse Technology, Inc.
 4.50%, due 7/1/05................     800,000      3,487,000
                                                 ------------
                                                    6,527,000
                                                 ------------
COMPUTER SOFTWARE & SERVICES (4.0%)
Network Associates, Inc.
 (zero coupon), due 2/13/18.......   5,000,000      1,781,250
Safeguard Scientifics, Inc.
 5.00%, due 6/15/06...............     250,000        363,750
Siebel Systems, Inc.
 5.50%, due 9/15/06...............     400,000      1,444,000
Veritas Software Corp.
 1.856%, due 8/13/06..............     800,000      2,517,000
                                                 ------------
                                                    6,106,000
                                                 ------------
COMPUTERS--HARDWARE (0.6%)
Acer, Inc.
 (zero coupon), due 2/1/05 (b)....   1,000,000        963,750
                                                 ------------

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
ELECTRICAL EQUIPMENT (2.5%)
ASE Test Ltd.
 1.00%, due 7/1/04 (b)............  $1,250,000   $  1,589,063
 1.00%, due 7/1/04 (c)............     250,000        317,813
Solectron Corp.
 (zero coupon), due 1/27/19.......   1,000,000        678,750
 (zero coupon), due 5/8/20........   2,000,000      1,270,000
                                                 ------------
                                                    3,855,626
                                                 ------------
ELECTRONICS--COMPONENTS (7.6%)
Burr-Brown Corp.
 4.25%, due 2/15/07 (b)...........   2,000,000      3,365,000
Cypress Semiconductor Corp.
 4.00%, due 2/1/05................   2,300,000      2,670,875
SCI Systems, Inc.
 3.00%, due 3/15/07...............   2,000,000      1,960,000
Semtech Corp.
 4.50%, due 2/1/07 (b)............   1,500,000      1,638,750
Vitesse Semiconductor Corp.
 4.00%, due 3/15/05 (b)...........   2,000,000      1,855,000
                                                 ------------
                                                   11,489,625
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (8.0%)
Adaptec, Inc.
 4.75%, due 2/1/04................   1,000,000        843,750
Advanced Energy Industries, Inc.
 5.25%, due 11/15/06..............     575,000        779,844
Amkor Technology, Inc.
 5.00%, due 3/15/07 (b)...........   1,000,000        911,250
Integrated Process Equipment Corp.
 6.25%, due 9/15/04...............   1,000,000        791,250
Kulicke & Soffa Industries, Inc.
 4.75%, due 12/15/06..............   1,250,000      1,814,063
Lam Research Corp.
 5.00%, due 9/1/02................     500,000        694,375
LSI Logic Corp.
 4.25%, due 3/15/04...............     475,000      1,647,062
Lattice Semiconductor Corp.
 4.75%, due 11/1/06...............   1,400,000      2,532,250
Photronics, Inc.
 6.00%, due 6/1/04................   1,000,000      1,140,000
S3, Incorporated
 5.75%, due 10/1/03...............   1,000,000        962,500
                                                 ------------
                                                   12,116,344
                                                 ------------
FINANCE (0.1%)
Belgelec Finance S.A.
 1.50%, due 8/4/04................   E 167,640        176,496
                                                 ------------
FINANCIAL--MISCELLANEOUS (1.0%)
Morgan Stanley Dean Witter & Co.
 (zero coupon), due 10/19/06......  $  500,000      1,456,875
                                                 ------------
FINANCIAL SERVICES (0.8%)
Berkshire Hathaway, Inc.
 1.00%, due 12/2/01...............     455,000      1,235,894
                                                 ------------
GOLD & PRECIOUS METALS MINING (0.2%)
Coeur d'Alene Mines Corp.
 7.25%, due 10/31/05..............     700,000        318,500
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)

CONVERTIBLE BONDS (CONTINUED)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
HEALTH CARE-DRUGS (0.5%)
Roche Holdings AG
 Series DTC
 (zero coupon), due 4/20/10
 (b)(d)...........................  $1,500,000   $    789,375
                                                 ------------
INTERNET SOFTWARE & SERVICES (5.0%)
Critical Path, Inc.
 5.75%, due 4/1/05 (b)............   1,000,000        833,750
Digital Island, Inc.
 6.00%, due 2/15/05...............   1,000,000        718,750
Internet Capital Group, Inc.
 5.50%, due 12/21/04..............   3,000,000      1,961,250
Juniper Networks, Inc.
 4.75%, due 3/15/07...............   1,750,000      1,942,500
USinternetworking, Inc.
 7.00%, due 11/1/04...............   1,500,000      2,107,500
                                                 ------------
                                                    7,563,750
                                                 ------------
INVESTMENT BANK/BROKERAGE (2.2%)
Lehman Brothers Holdings Inc.
 0.25%, due 7/8/03................   1,500,000      1,507,500
Merrill Lynch & Co., Inc.
 0.25%, due 5/10/06...............   1,200,000      1,261,500
 1.00%, due 7/20/06...............     850,000        643,875
                                                 ------------
                                                    3,412,875
                                                 ------------
MANUFACTURING--DIVERSIFIED (0.7%)
Mark IV Industries, Inc.
 4.75%, due 11/1/04...............   1,100,000      1,021,625
                                                 ------------
OIL & GAS (0.6%)
Devon Energy Corp.
 4.90%, due 8/15/08...............   1,000,000        958,750
                                                 ------------
POLLUTION CONTROL (1.2%)
Waste Management, Inc.
 4.00%, due 2/1/02................   2,000,000      1,872,500
                                                 ------------
REAL ESTATE INVESTMENT/ MANAGEMENT(0.8%)
Pinnacle Holdings, Inc.
 5.50%, due 9/15/07 (b)...........   1,250,000      1,120,312
Macerich Co. (The)
 7.25%, due 12/15/02 (c)..........     135,000        120,488
                                                 ------------
                                                    1,240,800
                                                 ------------
RETAIL STORES--SPECIALTY (0.5%)
Office Depot, Inc.
 (zero coupon), due 11/1/08 (d)...   1,000,000        710,000
                                                 ------------
SPECIALIZED SERVICES (0.6%)
CUC International, Inc.
 3.00%, due 2/15/02...............   1,000,000        910,000
                                                 ------------
SPECIALTY PRINTING (0.4%)
World Color Press, Inc.
 6.00%, due 10/1/07...............     575,000        615,250
                                                 ------------

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
TELECOMMUNICATIONS (5.8%)
Allied Riser Communications Corp.
 7.50%, due 6/15/07 (b)...........  $2,000,000   $  2,010,000
Efficient Networks, Inc.
 5.00%, due 3/15/05 (b)...........   4,750,000      3,562,500
Fullerton Global Corp.
 (zero coupon), due 4/2/03 (c)....   1,000,000      1,013,750
Global TeleSystems, Inc.
 5.75%, due 7/1/10 (c)............   1,150,000        667,000
ITC Deltacom, Inc.
 4.50%, due 5/15/06...............   1,500,000      1,518,750
                                                 ------------
                                                    8,772,000
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (1.4%)
Nextel Communications, Inc.
 5.25%, due 1/15/10...............   2,100,000      2,121,000
                                                 ------------
TELEPHONE (1.3%)
Bell Atlantic Financial Services,
 Inc.
 4.25%, due 9/15/05 (b)...........     850,000      1,102,875
 5.75%, due 4/1/03................     850,000        833,000
                                                 ------------
                                                    1,935,875
                                                 ------------
Total Convertible Bonds
 (Cost $82,572,788)...............                 86,682,132
                                                 ------------
PREFERRED STOCKS (23.0%)
                                      SHARES
                                    ----------
AEROSPACE/DEFENSE (2.1%)
Titan Capital Trust
 5.75% (b)........................      59,000      3,252,375
                                                 ------------
AUTO PARTS & EQUIPMENT(0.3%)
Tower Automotive Capital Trust
 6.75%............................      15,000        472,500
                                                 ------------
BROADCAST/MEDIA (2.1%)
Comcast Corp.
 3.35%............................      11,000      1,254,000
Cox Communications, Inc.
 7.00%............................      17,000      1,044,438
Entercom Communications Capital
 Trust
 6.25%............................      14,500        902,625
                                                 ------------
                                                    3,201,063
                                                 ------------
CONSUMER SERVICES (0.2%)
Carriage Services Capital Trust
 7.00%............................      15,000        360,000
                                                 ------------
ELECTRIC POWER COMPANIES (1.5%)
AES Trust III
 6.75%............................       6,000        432,750
AES Trust VII
 6.00% (b)........................      30,000      1,773,750
                                                 ------------
                                                    2,206,500
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.


PREFERRED STOCKS (CONTINUED)
                                      SHARES        VALUE
                                    -------------------------
FOOD (1.4%)
Chiquita Brands International,
 Inc.
 $3.75, Series B..................      11,000   $    213,469
Suiza Capital Trust II
 5.50%............................      52,000      1,976,000
                                                 ------------
                                                    2,189,469
                                                 ------------
FOOD & HEALTH CARE DISTRIBUTORS (0.4%)
Owens & Minor Trust I
 5.375%, Series A (f).............      15,000        648,750
                                                 ------------
INDEPENDENT POWER PRODUCERS (0.9%)
Calpine Capital Trust
 5.50% (b)........................      20,000      1,432,500
                                                 ------------
INSURANCE (0.5%)
PLC Capital Trust II
 6.50%............................      15,000        686,250
                                                 ------------
INSURANCE--PROPERTY & CASUALTY (1.2%)
ACE Ltd.
 8.25%............................      30,000      1,876,875
                                                 ------------
INTERNET SOFTWARE & SERVICES (0.6%)
Rhythms NetConnections, Inc.
 6.75% (b)........................      20,000        910,000
                                                 ------------
MACHINERY--DIVERSIFIED (0.3%)
Ingersoll-Rand Co.
 6.75%............................      19,000        387,125
                                                 ------------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (1.7%)
Coastal Corp. (The)
 6.625%...........................      40,000      1,400,000
El Paso Energy Capital Trust I
 4.75%............................      19,000      1,223,125
                                                 ------------
                                                    2,623,125
                                                 ------------
OIL & GAS (0.5%)
Valero Energy Corp.
 7.75% (g)........................      29,000        772,125
                                                 ------------
OIL & GAS--DRILLING (1.1%)
Weatherford International, Inc.
 5.00%............................      37,000      1,678,875
                                                 ------------
OIL & GAS--EXPLORATION &
 PRODUCTION (0.2%)
Unocal Capital Trust
 6.25%............................       5,000        229,375
                                                 ------------
PAPER & FOREST PRODUCTS (0.9%)
Georgia-Pacific Corp.
 7.50%............................      20,000        640,000
International Paper Co.
 5.25%............................      20,000        752,500
                                                 ------------
                                                    1,392,500
                                                 ------------

                                      SHARES        VALUE
                                    -------------------------
PUBLISHING--NEWSPAPER (0.3%)
Tribune Co.
 6.25%............................      23,000   $    385,250
                                                 ------------
RAILROADS (0.6%)
Union Pacific Capital Trust
 6.25%............................      25,000        965,625
                                                 ------------
REAL ESTATE (2.0%)
General Growth Properties, Inc.
 7.25% (h)(i1)....................      85,000      1,848,750
Glenborough Realty Trust, Inc.
 7.75% Series A...................      65,000      1,121,250
                                                 ------------
                                                    2,970,000
                                                 ------------
SPECIALIZED SERVICES (0.7%)
Cendant Corp.
 7.50%............................      50,000      1,087,500
                                                 ------------
TELECOMMUNICATIONS (1.7%)
Alliant Energy Corp.
 7.25% (b)(j).....................       5,000        348,750
DECS Trust V
 7.25%............................      27,000        882,562
Qwest Trends Trust
 5.75% (b)........................      17,500      1,419,687
                                                 ------------
                                                    2,650,999
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (1.3%)
Global Crossing Ltd.
 6.375%...........................       6,275      1,128,716
Network Plus Corp.
 7.50% (i3).......................      25,000        778,125
                                                 ------------
                                                    1,906,841
                                                 ------------
TELEPHONE (0.5%)
Viatel Financing Trust I
 7.75% (b)........................      20,000        765,000
                                                 ------------
Total Convertible Preferred Stocks
 (Cost $35,396,169)...............                 35,050,622
                                                 ------------
Total Convertible Securities (Cost
 $117,968,957)....................                121,732,754
                                                 ------------

COMMON STOCKS (9.4%)



COMMUNICATIONS--EQUIPMENT (0.2%)
QUALCOMM, Inc. (a)................       4,000        240,000
                                                 ------------
COMPUTER SOFTWARE & SERVICES (0.2%)
America Online, Inc. (a)..........       2,000        105,500
Comdisco, Inc.....................      10,000        223,125
                                                 ------------
                                                      328,625
                                                 ------------
COMPUTER SYSTEMS (0.2%)
Unisys Corp. (a)..................      25,000        364,063
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                        SHARES          VALUE
                                    ----------------------
ELECTRONICS--COMPONENTS (1.8%)
Integrated Device Technology, Inc.
 (a)..............................      25,000   $  1,496,875
Microsemi Corp. (a)...............      35,000      1,187,812
                                                 ------------
                                                    2,684,687
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (2.3%)
Helix Technology Corp.............      32,000      1,248,000
Trikon Technologies, Inc. (a).....      70,000      1,330,000
S3, Incorporated (a)..............      35,000        516,250
Xicor, Inc. (a)...................      60,000        401,250
                                                 ------------
                                                    3,495,500
                                                 ------------
FINANCIAL--MISCELLANEOUS (1.0%)
American General Corp.............      25,830      1,575,654
                                                 ------------
HEALTH CARE--DRUGS (0.7%)
Merck & Co., Inc..................      13,000        996,125
                                                 ------------
INTERNET SOFTWARE & SERVICES (0.9%)
Descartes Systems Group, Inc.
 (a)..............................      13,000        399,750
VeriSign, Inc. (a)................       5,000        882,500
                                                 ------------
                                                    1,282,250
                                                 ------------
IRON & STEEL (0.1%)
AK Steel Holding Corp.............      25,000        200,000
                                                 ------------
OIL & GAS--EXPLORATION & PRODUCTION (0.3%)
Burlington Resources, Inc.........      12,000        459,000
                                                 ------------
OIL--INTEGRATED DOMESTIC (0.3%)
EOG Resources, Inc................      13,400        448,900
                                                 ------------
RETAIL STORES--FOOD CHAINS (0.6%)
Kroger Co. (a)....................      43,000        948,688
                                                 ------------
TELECOMMUNICATIONS (0.5%)
Digital Lightwave, Inc. (a).......       5,000        502,500
Intermedia Communications, Inc.
 (a)..............................      10,000        297,500
                                                 ------------
                                                      800,000
                                                 ------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (0.3%)
United States Cellular Corp.
 (a)..............................       8,000        501,000
                                                 ------------
Total Common Stocks
 (Cost $15,165,083)...............                 14,324,492
                                                 ------------
PREFERRED STOCK (0.1%)
METALS--MISCELLANEOUS (0.1%)
Freeport-McMoRan Copper & Gold, Inc.
 7.00% Series Silver (i2)(k)......      15,000        180,000
                                                 ------------
Total Preferred Stock (Cost
 $255,750)........................                    180,000
                                                 ------------
SHORT-TERM
INVESTMENTS (9.4%)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    -------------------------
COMMERCIAL PAPER (9.4%)
American Express Credit Corp.
 6.88%, due 7/3/00................  $2,915,000   $  2,913,885
Deutsche Bank Financial, Inc.
 6.55%, due 7/11/00...............   3,000,000      2,994,545
Goldman Sachs Group L.P.
 6.92%, due 7/5/00................   3,000,000      2,997,693
Salomon Smith Barney Holdings,
 Inc.
 6.53%, due 7/18/00...............   2,400,000      2,395,613
 6.57%, due 7/11/00...............   3,000,000      2,990,712
                                                 ------------
Total Short-Term Investments
 (Cost $14,292,448)...............                 14,292,448
                                                 ------------
Total Investments
 (Cost $147,682,238)(l)...........        98.9%   150,529,694(m)
Cash and Other Assets, Less
 Liabilities......................         1.1      1,597,001
                                    ----------   ------------
Net Assets........................       100.0%  $152,126,695
                                    ==========   ============

------------
(a)  Non-income producing securities.
(b)  May be sold to institutional investors only.
(c) Eurobond--bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(d) LYON--Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.
(e)  Yankee bond.
(f)  TECONS--Term Convertible Security.
(g)  PEPS--Premium Equity Participating Security.
(h)  PIERS--Preferred Income Equity Redeemable Stock.
(i1) Depository Shares--each share represents 0.025 shares of 7.25% Preferred Income Equity Redeemable Stock, Series A.
(i2) Depository Shares--each share represents 0.025 shares of silver denominated preferred stock.
(i3) Depository Shares--each share represents 0.10 shares of Series A cumulative convertible preferred stock.
(j)  PHONES--Participation Hybird Option Note Exchangeable Security.
(k)  Dividend equals U.S. dollar equivalent of 0.04125 oz. of silver per share.
(l)  The cost for federal income tax purposes is $148,003,456.
(m) At June 30, 2000 net unrealized appreciation was $2,526,238, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $13,811,756 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,285,518.
(E)  Security denominated in Euro.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $147,682,238).........   $150,529,694
Cash.....................................      1,214,551
Receivables:
  Investment securities sold.............     11,386,390
  Dividends and interest.................        851,529
  Fund shares sold.......................        330,363
                                            ------------
        Total assets.....................    164,312,527
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........     12,048,947
  Adviser................................         42,740
  Administrator..........................         23,745
  Custodian..............................         11,274
  Fund shares redeemed...................          5,982
Accrued expenses.........................         53,144
                                            ------------
        Total liabilities................     12,185,832
                                            ------------
Net assets applicable to outstanding
  shares.................................   $152,126,695
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    118,915
Additional paid-in capital...............    141,027,830
Accumulated undistributed net investment
  income.................................      2,224,668
Accumulated undistributed net realized
  gain on investments....................      5,972,801
Accumulated undistributed net realized
  loss on foreign currency
  transactions...........................        (64,811)
Net unrealized appreciation on
  investments and translation of other
  assets and liabilities in foreign
  currencies.............................      2,847,292
                                            ------------
Net assets applicable to outstanding
  shares.................................   $152,126,695
                                            ============
Shares of capital stock outstanding......     11,891,525
                                            ============
Net asset value per share outstanding....   $      12.79
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $  1,659,773
  Dividends..............................        951,711
                                            ------------
        Total income.....................      2,611,484
                                            ------------
Expenses:
  Advisory...............................        217,216
  Administration.........................        120,675
  Professional...........................         20,160
  Shareholder communication..............         12,839
  Portfolio pricing......................          4,771
  Directors..............................          1,661
  Custodian..............................          1,123
  Miscellaneous..........................          8,371
                                            ------------
        Total expenses...................        386,816
                                            ------------
Net investment income....................      2,224,668
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................      7,044,758
  Foreign currency transactions..........        (64,811)
                                            ------------
Net realized gain on investments and
  foreign currency transactions..........      6,979,947
                                            ------------
Net change in unrealized appreciation on
  investments and translation of other
  assets and liabilities in foreign
  currencies.............................     (2,943,753)
                                            ------------
Net realized and unrealized gain on
  investments............................      4,036,194
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  6,260,862
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                  2000           1999
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  2,224,668   $  3,160,215
  Net realized gain on investments and translation of other
    assets and liabilities in foreign currencies............     6,979,947     14,242,503
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    (2,943,753)     8,272,791
                                                              ------------   ------------
  Net increase in net assets resulting from operations......     6,260,862     25,675,509
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................            --     (3,154,675)
  From net realized gain on investments.....................    (6,389,454)    (9,351,685)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......    (6,389,454)   (12,506,360)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    53,090,453     17,996,240
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............     6,389,454     12,506,360
                                                              ------------   ------------
                                                                59,479,907     30,502,600
  Cost of shares redeemed...................................    (2,058,274)    (6,548,819)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    57,421,633     23,953,781
                                                              ------------   ------------
Net increase in net assets..................................    57,293,041     37,122,930
NET ASSETS:
Beginning of period.........................................    94,833,654     57,710,724
                                                              ------------   ------------
End of period...............................................  $152,126,695   $ 94,833,654
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  2,224,668   $         --
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                         OCTOBER 1,
                                           SIX MONTHS                                                     1996 (a)
                                             ENDED                                                        THROUGH
                                            JUNE 30,                 YEAR ENDED DECEMBER 31             DECEMBER 31,
                                             2000*             1999           1998           1997           1996
                                          -----------------------------------------------------------------------
Net asset value at beginning of
  period................................  $      12.68     $      10.33   $      10.76   $      10.27   $      10.00
                                          ------------     ------------   ------------   ------------   ------------
Net investment income...................          0.19             0.49           0.51           0.44           0.10
Net realized and unrealized gain (loss)
  on investments........................          0.54             3.81          (0.02)          1.12           0.29
                                          ------------     ------------   ------------   ------------   ------------
Total from investment operations........          0.73             4.30           0.49           1.56           0.39
                                          ------------     ------------   ------------   ------------   ------------
Less dividends and distributions:
  From net investment income............            --            (0.49)         (0.52)         (0.44)         (0.10)
  From net realized gain on
    investments.........................         (0.62)           (1.46)         (0.40)         (0.63)         (0.02)
                                          ------------     ------------   ------------   ------------   ------------
Total dividends and distributions.......         (0.62)           (1.95)         (0.92)         (1.07)         (0.12)
                                          ------------     ------------   ------------   ------------   ------------
Net asset value at end of period........  $      12.79     $      12.68   $      10.33   $      10.76   $      10.27
                                          ============     ============   ============   ============   ============
Total investment return.................          5.99%(b)        41.98%          4.49%         15.43%          3.89%(b)
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income.................          3.68%+           4.52%          5.19%          5.13%          5.14%+
  Net expenses..........................          0.64%+           0.71%          0.72%          0.73%          0.73%+
  Expenses (before reimbursement).......          0.64%+           0.71%          0.72%          0.78%          1.46%+
Portfolio turnover rate.................            78%             264%           209%           217%            15%
Net assets at end of period (in
  000's)................................  $    152,127     $     94,834   $     57,711   $     39,768   $     15,464

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)


LONG-TERM BONDS (96.7%)+
ASSET-BACKED SECURITIES (4.1%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
AIRPLANE LEASES (0.5%)
AerCo Ltd.
 Series 1X Class A1
 6.8413%, due 7/15/23 (c)........  $   575,000   $    574,885
                                                 ------------
AUTO LEASES (0.8%)
Ford Credit Auto Owner Trust
 Series 2000-B Class A3
 6.97%, due 4/15/03..............      905,000        903,000
                                                 ------------

EQUIPMENT LOANS (2.4%)
Case Equipment Loan Trust Series
 1999-A Class A4
 5.77%, due 8/15/05..............    1,360,000      1,321,743
CNH Case Equipment Trust Series
 2000-A Class B
 7.32%, due 2/15/07..............    1,060,469      1,055,856
Newcourt Equipment Trust
 Securities Series 1998-1 Class
 A3
 5.24%, due 12/20/02.............      254,530        251,331
                                                 ------------
                                                    2,628,930
                                                 ------------
HOME EQUITY LOANS (0.4%)
Southern Pacific Secured Assets
 Corp.
 Series 1997-1 Class A1
 6.81%, due 4/25/27 (c)..........      423,346        423,092
                                                 ------------
Total Asset-Backed Securities
 (Cost $4,578,516)...............                   4,529,907
                                                 ------------
MORTGAGE-BACKED SECURITIES (1.9%)
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (1.9%)
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35..............      970,000        907,823
Merrill Lynch Mortgage Investors,
 Inc.
 Series 1995-C2 Class A1
 6.985%, due 6/15/21 (c).........      315,265        310,668
Salomon Brothers Mortgage
 Securities VII
 Series 2000-C1 Class A1
 7.46%, due 11/18/08.............      915,000        916,089
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $2,140,524)...............                   2,134,580
                                                 ------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (90.7%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (5.0%)
 5.375%, due 3/15/02 (d).........  $ 2,630,000   $  2,566,038
 5.625%, due 3/15/01.............    3,000,000      2,975,790
                                                 ------------
                                                    5,541,828
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (MORTGAGE PASS-
 THROUGH SECURITIES) (29.6%)
 6.50%, due 4/1/29 (b)...........    1,835,721      1,731,323
 7.00%, due 11/1/29 (b)..........    4,944,072      4,772,562
 7.50%, due 10/1/29 (b)..........    9,767,092      9,626,739
 7.50%, due 7/17/30 TBA (a)......   14,180,000     13,976,233
 8.50%, due 7/17/30 TBA (a)......    2,425,000      2,470,469
                                                 ------------
                                                   32,577,326
                                                 ------------
GOVERNMENT NATIONAL MORTAGE
 ASSOCIATION I
 (MORTGAGE PASS-THROUGH
 SECURITIES) (10.8%)
 6.50%, due 7/15/28 - 5/15/29....    7,119,084      6,763,131
 6.50%, due 8/23/30 TBA (a)......    1,235,000      1,171,706
 7.00%, due 7/24/30 TBA (a)......    4,090,000      3,974,989
                                                 ------------
                                                   11,909,826
                                                 ------------

UNITED STATES TREASURY BONDS
 (28.1%)
 6.25%, due 8/15/23 - 5/15/30
 (d).............................    3,835,000      3,946,263
 7.50%, due 11/15/16.............    1,745,000      1,965,306
 8.75%, due 8/15/20 (d)..........    5,910,000      7,598,014
 8.875%, due 8/15/17 (d).........    1,435,000      1,829,180
 11.25%, due 2/15/15 (d).........    4,070,000      5,990,511
 11.625%, due 11/15/02 (d).......    3,250,000      3,607,500
 12.00%, due 8/15/13 (d).........    4,480,000      6,048,000
                                                 ------------
                                                   30,984,774
                                                 ------------
UNITED STATES TREASURY NOTES
 (17.2%)
 5.875%, due 11/30/01 (d)........   14,825,000     14,704,473
 6.25%, due 2/28/02..............    1,280,000      1,275,597
 6.50%, due 2/15/10..............    2,875,000      2,973,383
                                                 ------------
                                                   18,953,453
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $98,988,825)..............                  99,967,207
                                                 ------------
Total Long-Term Bonds
 (Cost $105,707,865).............                 106,631,694
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)

SHORT-TERM
INVESTMENTS (21.5%)
FEDERAL AGENCIES (21.5%)
                                   PRINCIPAL
                                     AMOUNT          VALUE
                                   --------------------------
FEDERAL HOME LOAN BANK
 (DISCOUNT NOTE) (6.1%)
 6.39%, due 7/7/00...............  $ 4,540,000   $  4,535,151
 6.48%, due 7/3/00...............    2,250,000      2,249,190
                                                 ------------
                                                    6,784,341
                                                 ------------
FEDERAL MORTGAGE CORP.
 (DISCOUNT NOTE) (8.3%)
 6.41%, due 7/11/00..............    4,800,000      4,791,424
 6.42%, due 7/5/00...............    4,310,000      4,306,921
                                                 ------------
                                                    9,098,345
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (DISCOUNT NOTE)
 (7.1%)
 6.39%, due 7/25/00 (b)..........    3,855,000      3,838,508
 6.41%, due 7/20/00 (b)..........    4,020,000      4,006,359
                                                 ------------
                                                    7,844,867
                                                 ------------
Total Short-Term Investments
 (Cost $23,727,553)..............                  23,727,553
                                                 ------------
Total Investments
 (Cost $129,435,418) (e).........        118.2%   130,359,247(f)
Liabilities in Excess of
 Cash and Other Assets...........        (18.2)   (20,066,052)
                                    ----------     ----------
Net Assets.......................        100.0%  $110,293,195
                                    ==========     ==========

------------
(a) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(b)  Segregated as collateral for TBA.
(c)  Floating rate. Rate shown is the rate in effect at June 30, 2000.
(d)  Represent securities out on loan or portion which is out on loan. (See Note
     2J)
(e)  The cost for federal income tax purpose is $129,526,388.
(f) At June 30, 2000 gross unrealized appreciation was $832,859, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,440,420 and aggregated gross unrealized depreciation for all investments on which there was excess of cost over market value of $607,561.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $129,435,418).........   $130,359,247
Collateral held for securities loaned, at
  value (Note 2J)........................     27,760,914
Cash.....................................         56,939
Receivables:
  Investment securities sold.............      2,412,311
  Interest...............................      1,170,409
  Fund shares sold.......................             34
                                            ------------
        Total assets.....................    161,759,854
                                            ------------
LIABILITIES:
Securities lending collateral (Note
  2J)....................................     27,760,914
Payables:
  Investment securities purchased........     23,365,894
  Fund shares redeemed...................        215,956
  Adviser................................         27,136
  Administrator..........................         18,090
  Custodian..............................         12,848
  Directors..............................            678
Accrued expenses.........................         65,143
                                            ------------
        Total liabilities................     51,466,659
                                            ------------
Net assets applicable to outstanding
  shares.................................   $110,293,195
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    110,492
Additional paid-in capital...............    117,251,120
Accumulated undistributed net investment
  income.................................      3,760,845
Accumulated net realized loss on
  investments............................    (11,753,090)
Net unrealized appreciation on
  investments............................        923,828
                                            ------------
Net assets applicable to outstanding
  shares.................................   $110,293,195
                                            ============
Shares of capital stock outstanding......     11,049,157
                                            ============
Net asset value per share outstanding....   $       9.98
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $  4,156,039
                                            ------------
Expenses:
  Advisory...............................        189,506
  Administration.........................        126,337
  Shareholder communication..............         28,493
  Professional...........................         21,219
  Custodian..............................         13,124
  Directors..............................          2,874
  Portfolio pricing......................            875
  Miscellaneous..........................         12,766
                                            ------------
        Total expenses...................        395,194
                                            ------------
Net investment income....................      3,760,845
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss on investments.........     (2,851,591)
Net change in unrealized depreciation on
  investments............................      4,154,531
                                            ------------
Net realized and unrealized gain on
  investments............................      1,302,940
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  5,063,785
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                  2000           1999
                                                              -------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $  3,760,845   $  8,874,838
  Net realized (loss) on investments........................    (2,851,591)    (7,818,364)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     4,154,531     (3,728,048)
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................     5,063,785     (2,671,574)
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................       (23,532)    (8,915,009)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................     5,882,734     80,144,368
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................        23,532      8,915,009
                                                              ------------   ------------
                                                                 5,906,266     89,059,377
  Cost of shares redeemed...................................   (71,708,221)   (25,438,791)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................   (65,801,955)    63,620,586
                                                              ------------   ------------
Net increase (decrease) in net assets.......................   (60,761,702)    52,034,003
NET ASSETS:
Beginning of period.........................................   171,054,897    119,020,894
                                                              ------------   ------------
End of period...............................................  $110,293,195   $171,054,897
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  3,760,845   $     23,532
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                SIX MONTHS
                                  ENDED
                                 JUNE 30,                                 YEAR ENDED DECEMBER 31
                                  2000*              1999           1998           1997           1996           1995
                               ------------------------------------------------------------------------------------------
Net asset value at beginning
  of period..................  $       9.56      $      10.27   $       9.83   $       9.59   $      10.01   $       9.21
                               ------------      ------------   ------------   ------------   ------------   ------------
Net investment income........          0.34              0.53           0.45           0.67           0.65           0.75
Net realized and unrealized
  gain (loss) on
  investments................          0.08             (0.71)          0.44           0.24          (0.42)          0.80
                               ------------      ------------   ------------   ------------   ------------   ------------
Total from investment
  operations.................          0.42             (0.18)          0.89           0.91           0.23           1.55
                               ------------      ------------   ------------   ------------   ------------   ------------
Less dividends:
  From net investment
    income...................         (0.00)(a)         (0.53)         (0.45)         (0.67)         (0.65)         (0.75)
                               ------------      ------------   ------------   ------------   ------------   ------------
Net asset value at end of
  period.....................  $       9.98      $       9.56   $      10.27   $       9.83   $       9.59   $      10.01
                               ============      ============   ============   ============   ============   ============
Total investment return......          4.43%(b)         (1.74%)         9.00%          9.48%          2.28%         16.72%
Ratios (to average net
  assets)/ Supplemental Data:
  Net investment income......          5.95%+            5.47%          5.50%          6.71%          6.66%          7.80%
  Net expenses...............          0.63%+            0.59%          0.63%          0.63%          0.67%          0.67%
  Expenses (before
    reimbursement)...........          0.63%+            0.59%          0.63%          0.63%          0.71%          0.82%
Portfolio turnover rate......           191%              328%           405%           345%           304%           592%
Net assets at end of period
  (in 000's).................  $    110,293      $    171,055   $    119,021   $     73,755   $     73,123   $     64,812

------------
(a) Less than one cent per share.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)


LONG-TERM BONDS (86.7%)+
ASSET-BACKED SECURITIES (1.5%)
                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
ELECTRIC POWER COMPANIES (1.4%)
AES Eastern Energy, L.P.
 Pass-Through Certificates
 Series 1999-A
 9.00%, due 1/2/17..............  $   9,615,000   $  9,360,395
                                                  ------------
ENTERTAINMENT (0.1%)
United Artists Theatre Co.
 Pass-Through Certificates
 Series 95-A
 9.30%, due 7/1/15..............      1,514,906      1,009,882
                                                  ------------
Total Asset-Backed Securities
 (Cost $10,655,957).............                    10,370,277
                                                  ------------
CONVERTIBLE BONDS (4.2%)
BEVERAGES--SOFT DRINKS (0.4%)
Triarc Companies, Inc.
 (zero coupon), due 2/9/18......     10,550,000      2,624,313
                                                  ------------
ELECTRONICS--COMPONENTS (0.6%)
Cirrus Logic, Inc.
 6.00%, due 12/15/03............      4,357,000      3,866,838
                                                  ------------
GOLD & PRECIOUS METAL MINING (1.0%)
Agnico-Eagle Mines Ltd. 3.50%,
 due 1/27/04 (d)................      2,615,000      1,748,781
TVX Gold, Inc. 5.00%, due
 3/28/02........................      7,390,000      5,246,900
                                                  ------------
                                                     6,995,681
                                                  ------------
HOTEL/MOTEL (0.1%)
Hilton Hotels Corp.
 5.00%, due 5/15/06.............      1,090,000        862,463
                                                  ------------
INTERNET SOFTWARE & SERVICES (0.6%)
Digital Island, Inc. 6.00%, due
 2/15/05........................      3,070,000      2,206,563
Internet Capital Group, Inc.
 5.50%, due 12/21/04............      2,960,000      1,935,100
                                                  ------------
                                                     4,141,663
                                                  ------------
TELECOMMUNICATIONS (0.7%)
Efficient Networks, Inc. 5.00%,
 due 3/15/05 (c)................      1,240,000        930,000
Premiere Technologies, Inc.
 5.75%, due 7/1/04..............      3,165,000      1,982,081
Technology Resources Industries
 Berhad
 (zero coupon), due 10/31/04
 (e)............................      1,540,000      1,617,000
                                                  ------------
                                                     4,529,081
                                                  ------------

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
TELECOMMUNICATIONS--CELLULAR/WIRELESS (0.8%)
Metro Pacific Capital Ltd.
 2.50%, due 4/11/03 (f).........  $   4,965,000   $  5,256,455
                                                  ------------
Total Convertible Bonds (Cost
 $27,167,441)...................                    28,276,494
                                                  ------------
CORPORATE BONDS (60.1%)
AEROSPACE/DEFENSE (0.6%)
Pacific Aerospace & Electronics,
 Inc. 11.25%, due 8/1/05........      7,160,000      4,009,600
                                                  ------------
ALUMINUM (0.1%)
Commonwealth Aluminum Corp.
 10.75%, due 10/1/06............        385,000        369,600
                                                  ------------
AUTO PARTS & EQUIPMENT (0.5%)
Gentek, Inc. 11.00%, due
 8/1/09.........................      3,505,000      3,548,813
                                                  ------------
BANKS (1.0%)
B.F. Saul Real Estate
 Investment Trust Series B
 9.75%, due 4/1/08..............      7,685,000      6,628,312
                                                  ------------
BROADCAST/MEDIA (1.9%)
CD Radio, Inc.
 (zero coupon), due 12/1/07
 15.00%, beginning 12/1/02......      8,965,000      5,110,050
 14.50%, due 5/15/09............      3,440,000      3,164,800
Radio Unica Corp.
 (zero coupon), due 8/1/06
 11.75%, beginning 8/1/02.......      2,213,000      1,427,385
Young America Corp.
 Series B
 11.625%, due 2/15/06...........      4,640,000      2,929,000
                                                  ------------
                                                    12,631,235
                                                  ------------
CABLE TV (7.9%)
@Entertainment, Inc.
 Series B
 (zero coupon), due 7/15/08
 14.50%, beginning 7/15/03......      7,500,000      4,725,000
Adelphia Communications Corp.
 Series B
 8.375%, due 2/1/08.............      4,035,000      3,565,931
 9.375%, due 11/15/09...........        205,000        189,625
 Series B
 9.875%, due 3/1/07.............      1,140,000      1,091,550
Cablevision S.A.
 13.75%, due 4/30/07 (c)........      4,260,000      3,961,800

------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)


CORPORATE BONDS (CONTINUED)

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
CABLE TV (Continued)
Charter Communications Holdings, L.L.C.
 (zero coupon), due 4/1/11
 9.92%, beginning 4/1/04........  $   1,000,000   $    567,500
 (zero coupon), due 1/15/10
 11.75%, beginning 1/15/05......     12,100,000      6,881,875
 10.00%, due 4/1/09.............      5,100,000      4,921,500
Diamond Cable Communications,
 PLC
 13.25%, due 9/30/04............      1,445,000      1,519,056
Supercanal Holdings S.A.
 11.50%, due 5/15/05 (c)(e).....        590,000        253,700
Telewest Communications, PLC
 9.875%, due 2/1/10 (c).........      3,345,000      3,110,850
UIH Australia/Pacific, Inc.
 Series B
 (zero coupon), due 5/15/06
 14.00%, beginning 5/15/01......     24,480,000     22,521,600
 Series D
 (zero coupon), due 5/15/06
 14.00%, beginning 5/15/01......         40,000         36,800
                                                  ------------
                                                    53,346,787
                                                  ------------
CHEMICALS (0.3%)
Agriculture Minerals &
 Chemicals, Inc.
 10.75%, due 9/30/03............      3,215,000      1,920,963
                                                  ------------
CHEMICALS--SPECIALTY (0.4%)
General Chemical Industrial
 Products, Inc.
 10.625%, due 5/1/09............      1,040,000        904,800
Sovereign Specialty Chemicals,
 Inc.
 11.875%, due 3/15/10...........      1,965,000      2,021,494
                                                  ------------
                                                     2,926,294
                                                  ------------
COMMERCIAL SERVICES SPECIALIZED (0.9%)
APCOA, Inc.
 9.25%, due 3/15/08.............      1,950,000        684,938
Building One Services Corp.
 10.50%, due 5/1/09.............      6,265,000      5,325,250
                                                  ------------
                                                     6,010,188
                                                  ------------
CONSTRUCTION & HOUSING (0.1%)
Iron Age Corp.
 9.875%, due 5/1/08.............        550,000        363,000
                                                  ------------
CONSUMER PRODUCTS (0.2%)
Selmer Co., Inc.
 11.00%, due 5/15/05............      1,235,000      1,272,050
                                                  ------------
COSMETICS/PERSONAL CARE (0.8%)
Jafra Cosmetics International,
 Inc.
 11.75%, due 5/1/08.............      5,385,000      5,169,600
                                                  ------------
ELECTRIC POWER COMPANIES (3.4%)
CMS Energy Corp.
 8.00%, due 7/1/01..............      4,800,000      4,726,646
 8.375%, due 7/1/03.............      3,000,000      2,900,229

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
CMS Energy Corp. &
 Atlantic Methanol Capital Co.
 Series A-1
 10.875%, due 12/15/04 (c)......  $   3,545,000   $  3,500,687
ESI Tractebel Acquisition Corp.
 Series B
 7.99%, due 12/30/11............      2,825,000      2,501,057
PSEG Energy Holdings, Inc.
 10.00%, due 10/1/09 (c)(g).....      5,870,000      6,159,913
Western Resources, Inc.
 6.25%, due 8/15/03 (h).........      1,935,000      1,678,396
 6.875%, due 8/1/04.............      2,150,000      1,885,636
                                                  ------------
                                                    23,352,564
                                                  ------------
ELECTRONICS--COMPONENTS (0.2%)
Flextronics International Ltd.
 9.875%, due 7/1/10 (c).........      1,140,000      1,148,550
                                                  ------------
ELECTRONICS--SEMICONDUCTORS (0.2%)
Micron Technology, Inc.
 6.50%, due 9/30/05 (c).........      2,000,000      1,660,000
                                                  ------------
ENGINEERING & CONSTRUCTION (0.2%)
Traffic Stream (BVI)
 Infrastructure Ltd.
 14.25%, due 5/1/06 (c)(e)......      3,350,000      1,541,000
                                                  ------------
ENTERTAINMENT (2.1%)
Alliance Entertainment Corp.
 Series B
 11.25%, due 7/15/05 (e)(i).....      5,835,000            584
Hollywood Entertainment Corp.
 Series B
 10.625%, due 8/15/04...........      7,475,000      6,409,812
Marvel Enterprises, Inc.
 12.00%, due 6/15/09............      6,855,000      5,484,000
Sports Club Company, Inc. (The)
 Series B
 11.375%, due 3/15/06...........      1,100,000      1,023,000
Town Sports International, Inc.
 Series B
 9.75%, due 10/15/04............      1,600,000      1,520,000
                                                  ------------
                                                    14,437,396
                                                  ------------
FINANCE (0.6%)
ASAT Finance L.L.C.
 12.50%, due 11/1/06 (c)(m1)....          1,530      1,958,400
ContiFinancial Corp.
 7.50%, due 3/15/02 (e).........      1,595,000        191,400
 8.375%, due 8/15/03 (e)........      1,990,000        238,800
Windsor Woodmount Black Hawk
 13.00%, due 3/15/05 (c)(m2)....          1,500      1,503,750
                                                  ------------
                                                     3,892,350
                                                  ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.


CORPORATE BONDS (CONTINUED)

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
FINANCIAL--MISCELLANEOUS (0.2%)
Pacific & Atlantic (Holdings)
 Inc.
 10.50%, due 12/31/07 (c)(j)....  $   2,552,737   $  1,582,697
                                                  ------------
FOOD & HEALTH CARE DISTRIBUTORS (0.5%)
Bergen Brunswig Corp.
 7.375%, due 1/15/03............      3,745,000      3,239,249
                                                  ------------
FOOD & HOUSEHOLD PRODUCTS (0.1%)
Colorado Prime Corp.
 12.50%, due 5/1/04.............      6,430,000        924,312
                                                  ------------
GAMING, LOTTERY & PARI-MUTUELS (3.4%)
El Comandante Capital Corp.
 11.75%, due 12/15/03...........        891,000        784,080
Hollywood Park, Inc.
 9.25%, due 2/15/07.............      1,775,000      1,766,125
 9.50%, due 8/1/07..............      2,667,000      2,653,665
Jazz Casino Co., L.L.C.
 6.046%, due 11/15/09 (i)(k)....        106,637         18,128
Las Vegas Sands, Inc. &
 Venetian Casino Resort, L.L.C.
 12.25%, due 11/15/04...........      2,705,000      2,732,050
Louisiana Casino Cruises, Inc.
 Series B
 11.00%, due 12/1/05............      2,875,000      2,961,250
Mandalay Resort Group
 7.625%, due 7/15/13............      1,505,000      1,234,100
Penn National Gaming, Inc.
 10.625%, due 12/15/04..........      7,560,000      8,240,400
President Casinos, Inc.
 12.00%, due 9/15/01
 (c)(e)(l)......................      1,180,000        944,000
 13.00%, due 9/15/01 (e)........      2,348,000      1,127,040
Station Casinos, Inc.
 9.875%, due 7/1/10 (c).........        670,000        679,648
                                                  ------------
                                                    23,140,486
                                                  ------------
HEALTH CARE--DRUGS (0.4%)
MedPartners, Inc.
 7.375%, due 10/1/06............      2,995,000      2,500,825
                                                  ------------
HEALTH CARE--HOSPITAL
 MANAGEMENT (1.6%)
HCA - The Healthcare Corp.
 7.50%, due 11/15/95............     10,270,000      7,727,887
Magellan Health Services, Inc.
 9.00%, due 2/15/08.............      5,545,000      2,800,225
                                                  ------------
                                                    10,528,112
                                                  ------------
HEALTH CARE--MANAGED CARE (1.3%)
Abbey Healthcare Group, Inc.
 9.50%, due 11/1/02.............      5,290,000      5,157,750
Team Health, Inc.
 Series B
 12.00%, due 3/15/09............      4,660,000      3,914,400
                                                  ------------
                                                     9,072,150
                                                  ------------

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
HEALTH CARE--MEDICAL PRODUCTS (0.6%)
Alaris Medical, Inc.
 (zero coupon), due 8/1/08
 11.125%, beginning 8/1/03......  $   5,895,000   $    898,987
DJ Orthopedics L.L.C.
 12.625%, due 6/15/09...........      3,150,000      2,992,500
                                                  ------------
                                                     3,891,487
                                                  ------------
HEALTH CARE--SERVICES (1.3%)
Medaphis Corp.
 Series B
 9.50%, due 2/15/05.............     11,145,000      8,916,000
                                                  ------------
HOMEBUILDING (0.7%)
Amatek Industries Pty Ltd.
 14.50%, due 2/15/09 (f)(j).....      4,856,155      4,589,067
 14.50%, due 2/15/09
   (c)(f)(j)....................            580            548
                                                  ------------
                                                     4,589,615
                                                  ------------
HOSPITALS/NURSING HOMES/HEALTH CARE (0.6%)
Fountain View, Inc.
 Series B
 11.25%, due 4/15/08............      2,480,000        620,000
Harborside Healthcare Corp.
 (zero coupon), due 8/1/08
 11.00%, beginning 8/1/03.......     15,625,000      2,812,500
MultiCare Companies, Inc. (The)
 9.00%, due 8/1/07 (e)..........      6,935,000        416,100
                                                  ------------
                                                     3,848,600
                                                  ------------
HOTEL/MOTEL (1.0%)
Florida Panthers Holdings, Inc.
 9.875%, due 4/15/09............      4,340,000      4,068,750
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15...........      2,980,000      2,510,903
                                                  ------------
                                                     6,579,653
                                                  ------------
INDUSTRIAL COMPONENTS (1.2%)
Cellco Finance N.V.
 12.75%, due 8/1/05 (c).........      3,060,000      3,190,050
Morris Materials Handling, Inc.
 9.50%, due 4/1/08 (e)(i).......      2,500,000        325,000
Thermadyne Holdings Corp.
 (zero coupon), due 6/1/08
 12.50%, beginning 6/1/03.......     11,110,000      3,999,600
Woods Equipment Co.
 Series B
 12.00%, due 7/15/09............        745,000        663,981
                                                  ------------
                                                     8,178,631
                                                  ------------
INSURANCE--MULTI-LINE (0.3%)
Willis Corroon Group, PLC
 9.00%, due 2/1/09..............      2,605,000      2,188,200
                                                  ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)


CORPORATE BONDS (CONTINUED)

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
INTERNET SOFTWARE & SERVICES (1.5%)
Exodus Communications, Inc.
 11.25%, due 7/1/08.............  $   3,290,000   $  3,257,100
 11.625%, due 7/15/10 (c).......      3,515,000      3,545,756
PSInet, Inc.
 11.00%, due 8/1/09.............      1,600,000      1,480,000
 11.50%, due 11/1/08............      2,145,000      2,016,300
                                                  ------------
                                                    10,299,156
                                                  ------------
LEISURE TIME (1.2%)
Bally Total Fitness Holding
 Corp.
 Series D
 9.875%, due 10/15/07...........      5,055,000      4,574,775
International Game Technology
 7.875%, due 5/15/04............        840,000        806,400
 8.375%, due 5/15/09............      3,140,000      2,967,300
                                                  ------------
                                                     8,348,475
                                                  ------------
MACHINERY--DIVERSIFIED (0.5%)
Generac Portable Products L.L.C.
 11.25%, due 7/1/06.............      1,465,000      1,245,250
Harnischfeger Industries, Inc.
 7.25%, due 12/15/25 (e)(i).....      5,380,000      2,044,400
                                                  ------------
                                                     3,289,650
                                                  ------------
MANUFACTURING--SPECIALIZED (0.4%)
Desa International, Inc.
 9.875%, due 12/15/07...........      3,245,000      2,596,000
                                                  ------------
OIL--INTEGRATED DOMESTIC (0.3%)
Queens Sand Resources, Inc.
 12.50%, due 7/1/08.............      4,705,000      1,793,781
                                                  ------------
OIL & GAS--EXPLORATION &
 PRODUCTION (0.2%)
Petro Stopping Centers Holdings
 L.P.
 Series B
 (zero coupon), due 8/1/08
 15.00%, beginning 8/1/04.......      4,314,000      1,639,320
                                                  ------------
OIL & GAS--WELL EQUIPMENT &
 SERVICES (0.7%)
Michael Petroleum Corp.
 Series B
 11.50%, due 4/1/05 (e)(i)......      6,780,000      3,390,000
RBF Finance Co.
 Series B
 11.375%, due 3/15/09...........      1,545,000      1,676,325
                                                  ------------
                                                     5,066,325
                                                  ------------
PAPER & FOREST PRODUCTS (0.2%)
Pope & Talbot, Inc.
 8.375%, due 6/1/13.............      1,700,000      1,547,000
                                                  ------------
PUBLISHING (0.2%)
General Media, Inc.
 10.625%, due 12/31/00..........      2,104,000      1,683,200
                                                  ------------

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
REAL ESTATE (1.5%)
Crescent Real Estate Equities
 L.P.
 7.50%, due 9/15/07.............  $  12,590,000   $ 10,205,932
                                                  ------------
REAL ESTATE--INVESTMENT/ MANAGEMENT (2.0%)
CB Richard Ellis Services, Inc.
 8.875%, due 6/1/06.............      7,025,000      5,971,250
LNR Property Corp.
 Series B
 9.375%, due 3/15/08............      4,585,000      3,966,025
 10.50%, due 1/15/09............      1,480,000      1,354,200
Pinnacle Holdings, Inc.
 (zero coupon), due 3/15/08
 10.00%, beginning 3/15/03......      2,915,000      2,011,350
                                                  ------------
                                                    13,302,825
                                                  ------------
RESTAURANTS (2.5%)
Advantica Restaurant Group, Inc.
 11.25%, due 1/15/08............      8,495,000      5,691,650
Avado Brands, Inc.
 11.75%, due 6/15/09............      2,090,000      1,060,675
CKE Restaurants, Inc.
 9.125%, due 5/1/09.............      3,340,000      2,237,800
FRI-MRD Corp.
 14.00%, due 1/24/02 (c)(f).....      3,000,000      2,955,000
 15.00%, due 1/24/02 (c)(l).....      5,400,000      5,292,000
                                                  ------------
                                                    17,237,125
                                                  ------------
RETAIL--SPECIALTY (0.1%)
Musicland Group, Inc.
 9.00%, due 6/15/03.............        475,000        429,875
                                                  ------------
SPECIALTY PRINTING (0.1%)
Sullivan Graphics, Inc.
 12.75%, due 8/1/05.............        745,000        756,175
                                                  ------------
TECHNOLOGY (0.8%)
Electronic Retailing Systems
 International, Inc.
 13.25%, due 2/1/04 (e).........      8,115,000      1,704,150
Knowles Electronics Holdings,
 Inc.
 13.125%, due 10/15/09 (c)......      4,630,000      3,981,800
                                                  ------------
                                                     5,685,950
                                                  ------------
TELECOMMUNICATIONS (9.7%)
Cherokee International, L.L.C.
 Series B
 10.50%, due 5/1/09.............        770,000        664,125
Colo.com
 13.875%, due 3/15/10 (c)(m3)...          3,125      3,359,375
HighwayMaster Communications,
 Inc.
 Series B
 13.75%, due 9/15/05............      7,360,000      3,532,800
ICG Holdings, Inc.
 (zero coupon), due 5/1/06
 12.50%, beginning 5/1/01.......      2,605,000      2,155,638

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.


CORPORATE BONDS (CONTINUED)

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
TELECOMMUNICATIONS (Continued)
ICG Services, Inc.
 (zero coupon), due 5/1/08
 9.875%, beginning 5/1/03.......  $   8,205,000   $  4,184,550
 (zero coupon), due 2/15/08
 10.00%, beginning 2/15/03......      7,000,000      3,640,000
ICO Global Communications
 Holdings Ltd.
 15.00%, due 8/1/05 (e)(i)......      4,050,000      2,349,000
 15.00%, due 8/1/05
   (e)(i)(m4)...................          2,490      1,444,200
IMPSAT Fiber Networks, Inc.
 13.75%, due 2/15/05 (c)........      5,150,000      4,583,500
Loral Space & Communications
 Ltd.
 9.50%, due 1/15/06.............      1,190,000        862,750
NATG Holdings L.L.C. &
 Orius Corp.
 12.75%, due 2/1/10 (c).........      6,945,000      7,153,350
NTL, Inc.
 Series A
 12.75%, due 4/15/05............      8,465,000      8,613,137
Orion Network Systems, Inc.
 (zero coupon), due 1/15/07
 12.50%, beginning 1/15/02......     10,940,000      4,485,400
PageMart Nationwide, Inc.
 15.00%, due 2/1/05.............      3,650,000      3,494,875
RCN Corp.
 Series B
 (zero coupon), due 2/15/08
 9.80%, beginning 2/15/03.......      1,625,000        926,250
 (zero coupon), due 10/15/07
 11.125%, beginning 10/15/02....      5,710,000      3,568,750
 10.125%, due 1/15/10...........      3,700,000      3,080,250
T/SF Communications Corp.
 Series B
 10.375%, due 11/1/07...........      3,290,000      3,059,700
Telehub Communications Corp.
 (zero coupon), due 7/31/05
 13.875%, beginning 7/31/01.....      7,950,000      1,590,000
360networks, Inc.
 13.00%, due 5/1/08 (c).........      1,380,000      1,380,000
Williams Communications Group,
 Inc.
 10.875%, due 10/1/09...........      1,655,000      1,617,763
                                                  ------------
                                                    65,745,413
                                                  ------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (1.9%)
Centennial Cellular Corp.
 10.75%, due 12/15/08...........      3,425,000      3,326,531
Crown Castle International Corp.
 9.00%, due 5/15/11.............      1,715,000      1,582,088
 10.75%, due 8/1/11.............      1,680,000      1,703,100
Nextel International, Inc.
 (zero coupon), due 4/15/08
 12.125%, beginning 4/15/03.....      3,705,000      2,408,250


                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS
 (Continued)
PageMart Wireless, Inc.
 (zero coupon), due 2/1/08
 11.25%, beginning 2/1/03.......  $   5,000,000   $  2,150,000
Ubiquitel Operating Co.
 (zero coupon), due 4/15/10
 14.00%, beginning 4/15/05
 (c)(m5)........................          2,510      1,452,663
                                                  ------------
                                                    12,622,632
                                                  ------------
TELECOMMUNICATIONS--LONG DISTANCE (0.3%)
Nextel Communications, Inc.
 9.375%, due 11/15/09...........      2,155,000      2,058,025
                                                  ------------
TEXTILE--APPAREL MANUFACTURING (0.2%)
St. John Knits International,
 Inc.
 12.50%, due 7/1/09.............      1,650,000      1,571,625
                                                  ------------
TOBACCO (0.7%)
Standard Commercial Corp.
 8.875%, due 8/1/05.............      6,065,000      4,852,000
                                                  ------------
UTILITIES--GAS (0.5%)
Navigator Gas Transport, PLC
 10.50%, due 6/30/07 (c)........      7,885,000      3,154,000
                                                  ------------
Total Corporate Bonds
 (Cost $464,351,383)............                   407,292,803
                                                  ------------
FOREIGN BONDS (5.4%)
BROADCAST/MEDIA (0.1%)
Central European Media
 Enterprises Ltd.
 Series BR
 8.125%, due 8/15/04............   DM 2,930,000        569,196
                                                  ------------
CABLE TV (0.2%)
United Pan-Europe Communications
 N.V.
 Series B
 10.875%, due 11/1/07...........   E  1,295,000      1,112,591
                                                  ------------
PUBLISHING (3.0%)
IPC Magazines Group, PLC
 (zero coupon), due 3/15/08
 10.75%, beginning 3/15/03......   L  4,645,000      4,202,306
 9.625%, due 3/15/08............      4,340,000      5,680,292
Regional Independent Media Group
 (zero coupon), due 7/1/08
 12.875%, beginning 7/1/03......      6,375,000      7,531,881
TDL Infomedia Group Ltd.
 12.125%, due 10/15/09..........   E  2,160,000      3,343,577
                                                  ------------
                                                    20,758,056
                                                  ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)


FOREIGN BONDS (CONTINUED)

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
TELECOMMUNICATIONS (2.1%)
Global TeleSystems Group, Inc.
 11.00%, due 12/1/09............  E   4,870,000   $  3,798,617
Level 3 Communications, Inc.
 10.75%, due 3/15/08 (c)........      2,875,000      2,631,951
 11.25%, due 3/15/10 (c)........        475,000        433,842
NTL, Inc.
 9.875%, due 11/15/09...........      2,940,000      2,493,049
Tele1 Europe B.V.
 13.00%, due 5/15/09............      1,685,000      1,620,445
Versatel Telecom International
 N.V.
 11.25%, due 3/30/10 (c)........      3,755,000      3,370,245
                                                  ------------
                                                    14,348,149
                                                  ------------
Total Foreign Bonds
 (Cost $40,716,416).............                    36,787,992
                                                  ------------
LOAN ASSIGNMENTS & PARTICIPATIONS (2.2%)
ENTERTAINMENT (0.4%)
Affinity Group, Inc.
 Bank debt, Tranche B
 10.2738%, due 6/30/06
 (h)(l)(n)......................  $   1,165,589      1,153,933
Euro Disneyland S.N.C.
 Phase 1, Bank debt
 Tranche A
 5.4292%, due 11/30/06
 (h)(l)(n)......................   FF 8,335,084        962,273
 Tranche D
 5.4051%, due 11/30/06
 (h)(l)(n)......................      2,917,918        336,869
                                                  ------------
                                                     2,453,075
                                                  ------------
HOSPITALS/NURSING HOMES/HEALTH CARE (0.5%)
Genesis Health Ventures, Inc.
 Bank debt, Revolver
 10.25%, due 9/30/03
 (e)(h)(l)......................  $     478,165        294,550
 Bank debt, Term Loan B
 10.25%, due 9/30/04
 (e)(h)(l)......................      1,528,721        940,163
 Bank debt, Term Loan C
 10.50%, due 6/1/05 (e)(h)(l)...      1,521,224        935,552
Multicare Companies, Inc. (The)
 Bank debt, Revolver
 10.75%, due 9/30/03
 (e)(h)(l)......................        256,247        143,499
 Bank debt, Term Loan B
 10.75%, due 9/30/04
 (e)(h)(l)......................      1,359,466        761,301
 Bank debt, Term Loan C
 11.00%, due 6/1/05 (e)(h)(l)...        450,838        252,469
                                                  ------------
                                                     3,327,534
                                                  ------------
RAILROADS (1.3%)
Eurotunnel
 Bank debt, Tier One
 7.03%, due 12/31/12
 (h)(l)(n)......................   L  7,500,000      8,983,991
                                                  ------------
Total Loan Assignments &
 Participations
 (Cost $16,206,401).............                    14,764,600
                                                  ------------

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
U.S. GOVERNMENT (0.2%)

UNITED STATES TREASURY BONDS (0.2%)
 5.25%, due 2/15/29.............  $   1,730,000   $  1,535,375
                                                  ------------
Total U.S. Government
 (Cost $1,600,503)..............                     1,535,375
                                                  ------------
YANKEE BONDS (13.1%)
AIR FREIGHT (0.3%)
Pegasus Shipping (Hellas) Ltd.
 Series A
 11.875%, due 11/15/04 (c)(e)...      1,790,000        608,600
 11.875%, due 11/15/04 (e)......      5,010,000      1,703,400
                                                  ------------
                                                     2,312,000
                                                  ------------
BROADCAST/MEDIA (0.6%)
Central European Media
 Enterprises Ltd.
 9.375%, due 8/15/04............      3,490,000      1,256,400
Rogers Communications, Inc.
 8.875%, due 7/15/07............        735,000        720,300
TV Azteca S.A. de C.V.
 Series B
 10.50%, due 2/15/07............      2,125,000      1,907,188
                                                  ------------
                                                     3,883,888
                                                  ------------
CABLE TV (3.9%)
Rogers Cablesystems Ltd.
 Series B
 10.00%, due 3/15/05............      2,210,000      2,259,725
 10.125%, due 9/1/12............      1,915,000      1,958,088
 11.00%, due 12/1/15 (g)........      1,400,000      1,512,000
United Pan-Europe Communications
 N.V.
 Series B
 (zero coupon), due 8/1/09
 12.50%, beginning 8/1/04.......      6,285,000      3,158,212
 (zero coupon), due 11/1/09
 13.375%, beginning 11/1/04.....     10,560,000      5,121,600
 (zero coupon), due 2/1/10
 13.75%, beginning 2/1/05.......      9,010,000      4,234,700
 10.875%, due 11/1/07...........      1,350,000      1,215,000
 10.875%, due 8/1/09............      8,300,000      7,221,000
                                                  ------------
                                                    26,680,325
                                                  ------------
CHEMICALS (0.7%)
Octel Developments, PLC
 10.00%, due 5/1/06.............      5,205,000      4,762,575
                                                  ------------
CONSUMER PRODUCTS (0.0%)(b)
Semi-Tech Corp.
 (zero coupon), due 8/15/03
 11.50%, beginning 8/15/00
 (e)(i).........................      8,965,000         67,237
                                                  ------------
FINANCIAL--DIVERSIFIED (0.3%)
Tembec Finance Corp.
 9.875%, due 9/30/05............      2,025,000      2,035,125
                                                  ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.


YANKEE BONDS (CONTINUED)

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
GOLD & PRECIOUS METALS
MINING (1.0%)
Echo Bay Mines Ltd.
 12.00%, due 4/1/27.............  $   5,145,000   $  3,074,138
Great Central Mines Ltd.
 8.875%, due 4/1/08.............      3,898,000      3,157,380
                                                  ------------
                                                     6,231,518
                                                  ------------
HOTEL/MOTEL (0.1%)
Sun International Hotels Ltd.
 9.00%, due 3/15/07.............        825,000        768,281
                                                  ------------
METALS--MISCELLANEOUS (0.2%)
Glencore Nickel Pty Ltd.
 9.00%, due 12/1/14.............      1,945,000      1,614,350
                                                  ------------
PAPER & FOREST PRODUCTS (0.5%)
Doman Industries Ltd.
 12.00%, due 7/1/04.............      3,400,000      3,400,000
                                                  ------------
REAL ESTATE--INVESTMENT/
 MANAGEMENT (1.0%)
Intrawest Corp.
 10.50%, due 2/1/10.............      6,605,000      6,737,100
                                                  ------------
STEEL (0.3%)
Algoma Steel, Inc.
 12.375%, due 7/15/05...........      2,310,000      2,009,700
                                                  ------------
TELECOMMUNICATIONS (1.3%)
Colt Telecom Group PLC
 (zero coupon), due 12/15/06
 12.00%, beginning 12/15/01.....      2,720,000      2,397,000
Flag Telecom Holdings Ltd.
 11.625%, due 3/30/10...........      1,765,000      1,712,050
GlobeNet Communications
 Group Ltd.
 Series B
 13.00%, due 7/15/07............      2,500,000      2,521,875
Hermes Europe Railtel B.V.
 11.50%, due 8/15/07............      2,850,000      2,436,750
                                                  ------------
                                                     9,067,675
                                                  ------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (1.2%)
Millicom International Cellular,
 S.A.
 (zero coupon), due 6/1/06
 13.50%, beginning 6/1/01.......      9,254,000      7,865,900
                                                  ------------

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                  ------------------------
TELECOMMUNICATIONS--
 LONG DISTANCE (0.7%)
Call-Net Enterprises, Inc.
 (zero coupon), due 8/15/08
 8.94%, beginning 8/15/03.......  $     225,000   $     87,750
 (zero coupon), due 8/15/07
 9.27%, beginning 8/15/02.......      3,370,000      1,583,900
 (zero coupon), due 5/15/09
 10.80%, beginning 5/15/04......      2,805,000      1,009,800
 9.375%, due 5/15/09............      2,855,000      1,755,825
                                                  ------------
                                                     4,437,275
                                                  ------------
TRANSPORTATION--SHIPPING (1.0%)
Ermis Maritime Holdings Ltd.
 12.50%, due 3/15/06 (e)........      9,830,500      2,457,625
Sea Containers Ltd.
 Series B
 7.875%, due 2/15/08............        375,000        236,250
 10.50%, due 7/1/03.............      1,170,000        982,800
 10.75%, due 10/15/06...........      4,185,000      3,138,750
                                                  ------------
                                                     6,815,425
                                                  ------------
Total Yankee Bonds
 (Cost $103,749,777)............                    88,688,374
                                                  ------------
Total Long-Term Bonds
 (Cost $664,447,878)............                   587,715,915
                                                  ------------
COMMON STOCKS (2.7%)
                                     SHARES
                                  -------------
CHEMICALS (0.2%)
Millennium Chemicals Inc........         90,065      1,531,105
                                                  ------------
FINANCE (0.1%)
AMC Financial, Inc. (a).........        195,912        587,736
                                                  ------------
GOLD & PRECIOUS METALS MINING (0.2%)
Placer Dome Inc.................        167,575      1,602,436
                                                  ------------
HEALTH & PERSONAL CARE (0.0%) (b)
General Healthcare Group Ltd.
 (a)(o).........................            572         25,978
                                                  ------------
HEALTH CARE--SERVICES (0.4%)
Apria Healthcare Group Inc.
 (a)............................        216,215      2,648,634
                                                  ------------
HOTEL/MOTEL (0.4%)
Harrah's Entertainment Inc.
 (a)............................        122,500      2,564,844
                                                  ------------
PAPER & FOREST PRODUCTS (0.3%)
Abitibi-Consolidated Inc. (p)...        184,370      1,728,469
                                                  ------------
REAL ESTATE (0.1%)
Metropolis Realty Trust, Inc....         56,290        619,190
                                                  ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)


COMMON STOCKS (CONTINUED)

                                     SHARES          VALUE
                                  ------------------------
STEEL (0.1%)
USX-U.S. Steel Group............         45,040   $    836,055
                                                  ------------
TECHNOLOGY (0.2%)
Metawave Communications Corp.
 (a)(c)(l)(q)...................         51,420      1,372,271
                                                  ------------
TELECOMMUNICATION (0.5%)
ICO Global Communications
 Holdings Ltd.
 Class A (a)(l).................        167,465      3,500,019
                                                  ------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (0.0%)
 (b)
International Wireless
 Communications Holdings, Inc.
 (a)............................        375,879         60,141
                                                  ------------
TELECOMMUNICATIONS--LONG DISTANCE (0.2%)
Call-Net Enterprises, Inc.
 Series B (a)(p)................        439,525      1,038,224
                                                  ------------
TEXTILE--APPAREL MANUFACTURING (0.0%) (b)
Hosiery Corp. of Amereica, Inc.
 (a)............................            500         20,000
                                                  ------------
Total Common Stocks
 (Cost $25,340,591).............                    18,135,102
                                                  ------------
PREFERRED STOCKS (5.1%)
BROADCAST/MEDIA (1.2%)
Paxson Communications Corp.
 12.50% (k).....................          8,221      8,220,830
                                                  ------------
CHEMICALS--SPECIALTY (0.4%)
Hercules Trust II
 6.50% (m6).....................          5,030      2,735,063
                                                  ------------
EQUIPMENT LOANS (0.4%)
AerFi Group, PLC (a)(l).........      4,750,000      2,470,000
                                                  ------------
FINANCIAL--MISCELLANEOUS (0.1%)
Pacific & Atlantic (Holdings)
 Inc.
 7.50%, Class A (k)(l)..........        153,164        880,693
                                                  ------------
FINANCIAL SERVICES (0.3%)
North Atlantic Trading Co.
 12.00% (k).....................         93,638      1,966,402
                                                  ------------
HOSPITALS/NURSING HOMES/
 HEALTH CARE (0.1%)
Harborside Healthcare Corp.
 13.50% (k).....................          6,902        552,160
                                                  ------------

                                     SHARES          VALUE
                                  ------------------------
OIL & GAS--WELL EQUIPMENT & SERVICES (0.9%)
R&B Falcon Corp.
 13.875% (k)....................          5,481   $  6,193,880
                                                  ------------
PAPER & FOREST PRODUCTS (0.3%)
Paperboard Industries International, Inc.
 5.00%, Class A (c)(l)(p).......        145,000      2,256,908
                                                  ------------
TELECOMMUNICATIONS (0.3%)
ICG Holdings, Inc.
 14.25% (k).....................          2,419      2,098,483
                                                  ------------
TELECOMMUNICATIONS--LONG DISTANCE (1.1%)
Nextel Communications, Inc.
 13.00%, Series D (k)...........          7,050      7,543,500
                                                  ------------
Total Preferred Stocks
 (Cost $34,667,492).............                    34,917,919
                                                  ------------
WARRANTS (0.1%)
FINANCIAL SERVICES (0.0%) (b)
North Atlantic Trading Co.
 expire 6/15/07 (a)(c)..........             74              1
                                                  ------------
FOOD & HOUSEHOLD PRODUCTS (0.0%) (b)
Colorado Prime Corp.
 expire 12/31/03 (a)(c).........          5,210             52
                                                  ------------
GAMING, LOTTERY & PARI-MUTUELS (0.0%) (b)
Isle of Capri Casinos, Inc.
 expire 5/3/01 (a)..............          1,249             13
                                                  ------------
HOMEBUILDING (0.1%)
Amatek Industries Pty Ltd.
 Common Rights (a)..............          3,125            156
 Preferred Rights (a)...........        740,721        370,361
                                                  ------------
                                                       370,517
                                                  ------------
OIL & GAS--WELL EQUIPMENT & SERVICES (0.0%) (b)
Petro Stopping Centers Holdings
 L.P. (a)(c)....................          4,314        215,700
                                                  ------------
PUBLISHING (0.0%) (b)
General Media, Inc.
 expire 12/21/03 (a)(c).........            900              9
                                                  ------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (0.0%)
 (b)
Occidente y Caribe Celular, S.A.
 expire 3/15/04 (a)(c)..........         10,680        160,200
                                                  ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.


WARRANTS (CONTINUED)

                                     SHARES          VALUE
                                  ------------------------
TELECOMMUNICATIONS (0.0%) (b)
Telehub Communications Corp.
 expire 7/31/05 (a)(c)..........          6,465   $         65
                                                  ------------
Total Warrants
 (Cost $514,681)................                       746,557
                                                  ------------

SHORT-TERM
INVESTMENTS (4.4%)
                                    PRINCIPAL
                                     AMOUNT
                                  -------------
COMMERCIAL PAPER (4.3%)
Deutsche Bank Financial, Inc.
 6.54%, due 7/17/00.............  $   6,000,000      5,982,509
Ford Motor Credit Co.
 6.55%, due 7/7/00..............      1,850,000      1,847,976
Prudential Funding Corp.
 6.52%, due 7/6/00..............      6,000,000      5,994,535
 6.54%, due 7/7/00..............      6,000,000      5,993,452
Salomon Smith Barney
 Holdings, Inc.
 6.54%, due 7/21/00.............      4,200,000      4,184,695
UBS Finance Delaware L.L.C.
 6.54%, due 7/20/00.............      5,000,000      4,982,707
                                                  ------------
Total Commercial Paper
 (Cost $28,985,875).............                    28,985,874
                                                  ------------
SHORT-TERM LOAN ASSIGNMENT (0.1%)
TEXTILES--HOME FURNISHINGS (0.1%)
Synthetic Industries, Inc.
 Bridge Loan
 14.00%, due 12/14/00 (h)(l)....        665,000        638,400
                                                  ------------
Total Short-Term Loan Assignment
 (Cost $662,823)................                       638,400
                                                  ------------
Total Short-Term Investments
 (Cost $29,648,698).............                    29,624,274
                                                  ------------
Total Investments
 (Cost $754,619,340) (r)........           99.0%   671,139,767(s)
Cash and Other Assets,
 Less Liabilities...............            1.0      7,102,599
                                  -------------   ------------
Net Assets......................          100.0%  $678,242,366
                                  =============   ============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d)  Yankee Bond
(e)  Issue in default.
(f) Eurobond--Bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(g)  Partially segregated as collateral for forward contracts.
(h)  Floating rate. Rate shown is the rate in effect at June 30, 2000.
(i)  Issuer in bankruptcy.
(j) CIK ("Cash in Kind")--interest payment is made with cash or additional securities.
(k) PIK ("Payment in Kind")--interest or dividend payment is made with additional securities.
(l)  Restricted security.
(m1) 1,530 Units--Each unit reflects $1,000 principal amount of 12.50% Senior Notes plus 1 warrant to acquire 2.3944 shares of ASAT Holding Corp. common stock at $18.60 per share at a future date.
(m2) 1,500 Units--Each unit reflects $1,000 principal amount of 13.00% Notes plus 1 warrant to acquire common stock at $0.01 per share at a future date.
(m3) 3,125 Units--Each unit reflects $1,000 principal amount of 13.875% Senior Notes plus 1 warrant to acquire 19.9718 shares of common stock at $0.01 per share at a future date.
(m4) 2,490 Units--Each unit reflects $1,000 principal amount of 15.00% Senior Notes plus 1 warrant to acquire 19.85 shares of common stock at $13.20 per share at a future date.
(m5) 2,510 Units--Each unit reflects $1,000 principal amount of zero coupon, due 4/15/10 14.00%, beginning 4/15/05 Senior Discounted Notes plus 1 warrant to acquire 5.965 shares of common stock at $22.74 per share at a future date.
(m6) 5,030 Units--Each unit consists of 1 Preferred Share plus 1 warrant to acquire 23.4192 shares of common stock at $42.70 per share at a future date.
(n)  Multiple tranche facilities.
(o)  British security.
(p)  Canadian security.
(q)  Illiquid security.
(r)  The cost for federal income tax purposes is $754,947,077.
(s) At June 30, 2000 net unrealized depreciation was $83,807,310, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $18,713,985 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $102,521,295.
DM   Security denominated in Deutsche Mark.
E    Security denominated in Euro.
FF   Security denominated in French Franc.
L    Security denominated in Pound Sterling.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $754,619,340).........   $671,139,767
Cash.....................................      2,695,754
Deposit with Broker
  (identified cost $6,574)...............          3,854
Receivables:
  Dividends and interest.................     16,795,086
  Fund shares sold.......................         74,023
Unrealized appreciation on foreign
  currency forward contracts.............          3,795
                                            ------------
        Total assets.....................    690,712,279
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........     11,107,535
  Adviser................................        164,655
  Shareholder communication..............        141,909
  Administrator..........................        109,770
  Fund shares redeemed...................         30,668
  Custodian..............................         23,131
  Directors..............................          1,136
Accrued expenses.........................         51,910
Unrealized depreciation on foreign
  currency forward contracts.............        839,199
                                            ------------
        Total liabilities................     12,469,913
                                            ------------
Net assets applicable to outstanding
  shares.................................   $678,242,366
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    622,291
Additional paid-in capital...............    726,120,085
Accumulated undistributed net investment
  income.................................     35,834,013
Accumulated undistributed net realized
  loss on investments....................     (3,438,121)
Accumulated undistributed net realized
  gain on foreign currency
  transactions...........................      3,479,146
Net unrealized depreciation on
  investments............................    (83,482,293)
Net unrealized depreciation on
  translation of other assets and
  liabilities in foreign currencies and
  foreign currency forward contracts.....       (892,755)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $678,242,366
                                            ============
Shares of capital stock outstanding......     62,229,102
                                            ============
Net asset value per share outstanding....   $      10.90
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $ 38,425,744
  Dividends (a)..........................      2,500,207
                                            ------------
        Total income.....................     40,925,951
                                            ------------
Expenses:
  Advisory...............................      1,008,813
  Administration.........................        672,542
  Shareholder communication..............         98,970
  Professional...........................         60,027
  Custodian..............................         27,766
  Directors..............................         11,679
  Portfolio pricing......................          3,808
  Miscellaneous..........................         79,350
                                            ------------
        Total expenses...................      1,962,955
                                            ------------
Net investment income....................     38,962,996
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................     (2,586,619)
  Foreign currency transactions..........      3,479,146
                                            ------------
Net realized gain on investments and
  foreign currency transactions..........        892,527
                                            ------------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions..................    (25,137,104)
  Translation of other assets and
    liabilities in foreign currencies and
    foreign currency forward contracts...     (1,454,225)
                                            ------------
Net unrealized loss on investments and
  foreign currency transactions..........    (26,591,329)
                                            ------------
Net realized and unrealized loss on
  investments and foreign currency
  transactions...........................    (25,698,802)
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 13,264,194
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $18,318.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                  2000           1999
                                                              -----------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income......................................  $ 38,962,996   $ 72,530,284
 Net realized gain on investments and foreign currency
   transactions.............................................       892,527     21,542,008
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions............   (26,591,329)   (20,007,709)
                                                              ------------   ------------
 Net increase in net assets resulting from operations.......    13,264,194     74,064,583
                                                              ------------   ------------
Dividends and distributions to shareholders:
 From net investment income.................................      (189,617)   (73,662,076)
 From net realized gain on investments......................       (30,766)   (12,344,416)
 In excess of net investment income.........................            --     (3,350,338)
 In excess of net realized gain on investments..............            --       (820,736)
                                                              ------------   ------------
   Total dividends and distributions to shareholders........      (220,383)   (90,177,566)
                                                              ------------   ------------
Capital share transactions:
 Net proceeds from sale of shares...........................    23,036,887     84,828,143
 Net asset value of shares issued to shareholders in
   reinvestment of dividends and distributions..............       220,383     90,177,566
                                                              ------------   ------------
                                                                23,257,270    175,005,709
 Cost of shares redeemed....................................   (43,015,196)   (43,749,083)
                                                              ------------   ------------
 Increase (decrease) in net assets derived from capital
   share transactions.......................................   (19,757,926)   131,256,626
                                                              ------------   ------------
Net increase (decrease) in net assets.......................    (6,714,115)   115,143,643
NET ASSETS:
Beginning of period.........................................   684,956,481    569,812,838
                                                              ------------   ------------
End of period...............................................  $678,242,366   $684,956,481
                                                              ============   ============
Accumulated undistributed net investment income/(excess
 distribution) at end of period.............................  $ 35,834,013   $ (3,350,338)
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                                     MAY 1,
                                     SIX MONTHS                                                                     1995 (a)
                                       ENDED                                                                        THROUGH
                                      JUNE 30,                         YEAR ENDED DECEMBER 31                     DECEMBER 31,
                                       2000*             1999           1998            1997           1996           1995
                                    ------------------------------------------------------------------------------------------
Net asset value at beginning of
 period...........................  $      10.69     $      10.92   $      11.73    $      11.61   $      10.55   $      10.00
                                    ------------     ------------   ------------    ------------   ------------   ------------
Net investment income.............          0.63             1.31           1.08            0.85           0.59           0.37
Net realized and unrealized gain
 (loss) on investments............         (0.45)            0.07          (0.76)           0.65           1.22           0.61
Net realized and unrealized gain
 (loss) on foreign currency
 transactions.....................          0.03             0.01          (0.00)(b)           --            --             --
                                    ------------     ------------   ------------    ------------   ------------   ------------
Total from investment
 operations.......................          0.21             1.39           0.32            1.50           1.81           0.98
                                    ------------     ------------   ------------    ------------   ------------   ------------
Less dividends and distributions:
 From net investment income.......         (0.00)(b)        (1.32)         (1.09)          (0.84)         (0.59)         (0.37)
 From net realized gain on
   investments....................         (0.00)(b)        (0.23)         (0.04)          (0.54)         (0.16)         (0.04)
 In excess of net investment
   income.........................            --            (0.06)            --              --             --             --
 In excess of net realized gain on
   investments....................            --            (0.01)            --              --             --          (0.02)
                                    ------------     ------------   ------------    ------------   ------------   ------------
Total dividends and
 distributions....................         (0.00)(b)        (1.62)         (1.13)          (1.38)         (0.75)         (0.43)
                                    ------------     ------------   ------------    ------------   ------------   ------------
Net asset value at end of
 period...........................  $      10.90     $      10.69   $      10.92    $      11.73   $      11.61   $      10.55
                                    ============     ============   ============    ============   ============   ============
Total investment return...........          1.96%(c)        12.84%          2.66%          13.03%         17.16%         10.06%(c)
Ratios (to average net assets)/
 Supplemental Data:
 Net investment income............         11.59%+          11.33%          9.93%           8.84%          8.59%         10.02%+
 Net expenses.....................          0.58%+           0.57%          0.58%           0.59%          0.67%          0.67%+
 Expenses (before
   reimbursement).................          0.58%+           0.57%          0.58%           0.59%          0.71%          1.25%+
Portfolio turnover rate...........            31%              93%           151%            153%           149%            95%
Net assets at end of period (in
 000's)...........................  $    678,242     $    684,956   $    569,813    $    424,567   $    205,001   $     43,314

------------
(a) Commencement of Operations.
(b) Less than one cent per share.
(c) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)


COMMON STOCKS (92.9%)+
                                       SHARES        VALUE
                                     ---------------------
AUSTRALIA (2.5%)
Broken Hill Proprietary Co., Ltd.
 (energy sources)..................      19,475   $   230,932
Cable & Wireless Optus, Ltd.
 (telecommunications) (a)..........      98,766       295,309
Commonwealth Bank of Australia
 (banking).........................       7,293       121,246
National Australia Bank, Ltd.
 (banking).........................      16,870       282,571
News Corp., (The) (broadcasting &
 publishing).......................      49,635       685,419
Securenet, Ltd. (business & public
 services) (a).....................      30,480       168,727
                                                  -----------
                                                    1,784,204
                                                  -----------
BELGIUM (1.1%)
Electrabel, S.A.
 (utilities-electrical & gas)......         960       238,254
Fortis AG (insurance)..............      11,930       348,571
Solvay, S.A. Class A (chemicals)...       2,560       173,008
                                                  -----------
                                                      759,833
                                                  -----------
DENMARK (0.2%)
Tele Danmark AS Class B
 (telecommunications)..............       1,877       126,863
                                                  -----------
FINLAND (3.7%)
Comptel Oyj (telecommunications)...       1,960        39,644
Nokia Oyj Class A (electrical &
 electronics) (c)..................      43,865     2,247,514
Outokumpu Oyj
 (metals-nonferrous)...............      17,630       169,001
UPM-Kymmene Oyj (forest products &
 paper)............................       7,480       186,428
                                                  -----------
                                                    2,642,587
                                                  -----------
FRANCE (9.3%)
Air Liquide, S.A. (chemicals)......       1,386       181,489
AXA, S.A. (insurance)..............       2,274       359,676
Carrefour, S.A. (merchandising)....       6,948       476,880
Compagnie Generale d'Industrie et
 de Participations, S.A.
 (multi-industry)..................       4,700       200,941
Elf Aquitaine, S.A. (energy
 sources)..........................           1           206
France Telecom, S.A.
 (telecommunications)..............       5,880       825,192
Groupe Danone, S.A. (food &
 household products)...............       2,064       275,018
Lafarge, S.A. (building materials &
 components).......................       1,182        92,231
L'Oreal, S.A. (health & personal
 care).............................         807       701,645
Pernod-Ricard, S.A. (beverages &
 tobacco)..........................       1,800        98,352
Pinault-Printemps-Redoute, S.A.
 (merchandising)...................         827       184,475
PSA Peugeot Citroen
 (automobiles).....................       1,714       345,366
Renault, S.A. (automobiles)........       3,230       147,383
Rhodia, S.A. (chemicals)...........      10,000       168,713
INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)

                                       SHARES        VALUE
                                     ---------------------
FRANCE (9.3%) (Continued)
Schneider, S.A. (electrical &
 electronics)......................       2,039   $   142,684
Scor, S.A. (insurance).............       4,720       206,366
Societe Generale, S.A. Class A
 (banking).........................       3,004       181,417
Suez Lyonnaise des Eaux, S.A.
 (business & public services)......       1,540       270,890
Suez Lyonnaise des Eaux, S.A. Strip
 (business & public services)
 (d)...............................       1,540            15
Thomson CSF, S.A. (aerospace &
 military technology) (a)..........       3,762       148,794
Total Fina Elf, S.A. Class B
 (energy sources)..................       6,175       950,646
Total Fina Elf, S.A. Strip (energy
 sources) (d)......................       2,070            20
Vivendi, S.A. (business & public
 services).........................       7,276       644,816
                                                  -----------
                                                    6,603,215
                                                  -----------
GERMANY (9.5%)
Allianz AG Registered
 (insurance).......................       1,314       478,647
Bayer AG (chemicals)...............       8,651       338,348
Biodata Information Technology AG
 (business & public services)
 (a)...............................         100        32,592
DaimlerChrysler AG (automobiles)...       5,208       274,331
Deutsche Bank AG (banking).........       3,940       326,322
Deutsche Telekom AG
 (telecommunications)..............      12,615       720,726
Dresdner Bank AG (banking).........       6,215       258,564
E.on AG (utilities-electrical &
 gas)..............................      11,582       570,677
Epcos AG (electronic components &
 instruments) (a)..................       3,300       333,420
Infinion Technologies AG
 (electronic components &
 instruments)......................       1,300       103,433
Karstadt AG (merchandising)........       5,540       148,167
Metro AG (merchandising)...........       3,667       129,359
Muenchener Rueckversicherungs-
 Gesellschaft AG Registered
 (insurance) (a)...................         482       153,630
RWE AG (utilities-electrical & gas)
 (a)...............................       6,399       215,919
SAP AG (business & public
 services).........................       2,496       374,451
Schering AG (health & personal
 care).............................      13,869       771,098
Siemens AG (electrical &
 electronics)......................       7,710     1,164,049
T-Online International AG (business
 & public services) (a)............       8,970       291,923
                                                  -----------
                                                    6,685,656
                                                  -----------
GREECE (0.5%)
Hellenic Telecommunications
 Organization S.A.
 (telecommunications)..............      30,400       370,500
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.


COMMON STOCKS (CONTINUED)

                                       SHARES        VALUE
                                     ----------------------
HONG KONG (0.6%)
Cheung Kong (Holdings) Ltd. (real
 estate)...........................      31,000   $   342,994
China Unicom Ltd.
 (telecommunications)..............      20,000        42,462
Sino-I.com Ltd. (business & public
 services) (a).....................     395,000        17,988
                                                  -----------
                                                      403,444
                                                  -----------
IRELAND (2.3%)
Allied Irish Banks PLC (banking)...      31,555       283,429
CRH PLC (building materials &
 components).......................      28,903       523,650
Eircom PLC (telecommunications)
 (a)...............................      64,220       172,371
Elan Corp. PLC (health & personal
 care) (a).........................       7,537       352,939
Fyffes PLC (food & household
 products).........................      91,326        94,549
Smurfit (Jefferson) Group PLC
 (forest products & paper).........     129,658       223,722
                                                  -----------
                                                    1,650,660
                                                  -----------
ITALY (3.2%)
Assicurazioni Generali S.p.A.
 (insurance).......................       5,542       190,721
Banca Intesa S.p.A. (banking)......      38,854       174,681
ENI S.p.A. (energy sources)........      86,051       499,054
Italcementi S.p.A. (building
 materials & components)...........      26,400       249,274
Telecom Italia S.p.A.
 (telecommunications)..............      21,467       296,326
Telecom Italia Mobile S.p.A.
 (telecommunications)..............      60,547       621,030
Unicredito Italiano S.p.A.
 (banking).........................      43,987       211,251
                                                  -----------
                                                    2,242,337
                                                  -----------
JAPAN (26.0%)
Ajinomoto Co., Inc. (food &
 household products)...............      26,000       334,187
Bank of Tokyo-Mitsubishi, Ltd.
 (banking).........................      34,000       411,629
Bridgestone Corp. (industrial
 components).......................       5,000       106,088
Canon, Inc. (data processing &
 reproduction).....................       5,000       249,506
Fuji Bank (banking)................      27,000       205,673
Fujitsu, Ltd. (data processing &
 reproduction).....................      18,000       624,333
Hitachi, Ltd. (electrical &
 electronics)......................      19,000       274,741
Honda Motor Co., Ltd.
 (automobiles).....................      12,000       409,417
Industrial Bank of Japan, Ltd.
 (The) (banking)...................      49,000       372,332
Ito-Yokado Co., Ltd.
 (merchandising)...................       9,000       542,676
Japan Airlines Co., Ltd.
 (transportation-airlines).........      86,000       327,553
Japan Telecommunication Co., Ltd.
 (telecommunications)..............           7       304,322
Matsushita Electric Industrial Co.,
 Ltd. (appliances & household
 durables).........................       8,000       207,922

                                       SHARES        VALUE
                                     ---------------------
Mitsubishi Electric Corp.
 (electrical & electronics)........      54,000   $   585,886
Mitsubishi Estate Co., Ltd. (real
 estate)...........................      13,000       153,333
Mitsubishi Heavy Industries, Ltd.
 (machinery & engineering).........      34,000       151,027
Mitsui Fudosan Co., Ltd. (real
 estate)...........................      13,000       141,293
NEC Corp. (electrical &
 electronics)......................      24,000       755,324
Nikko Securities Co., Ltd.
 (financial services)..............      38,000       377,095
Nippon Mitsubishi Oil Corp. (energy
 sources)..........................      37,000       169,948
Nippon Steel Corp.
 (metals-steel)....................      58,000       122,239
Nippon Telegraph & Telephone Corp.
 (telecommunications)..............          86     1,146,028
NKK Corp. (metals-steel) (a).......     406,000       260,923
NTT Data Corp. (business & public
 services).........................          56       576,889
NTT DoCoMo, Inc.
 (telecommunications)..............          19       515,363
OKI Electric Industries Co., Ltd.
 (electrical & electronics) (a)....      51,000       397,651
Olympus Optical Co., Ltd.
 (electronic components &
 instruments)......................      11,000       197,630
Oracle Corp. (business & public
 services).........................       1,800       656,372
Pioneer Electronic Corp.
 (appliances & household
 durables).........................       6,000       234,196
Rohm Co., Ltd. (electronic
 components & instruments).........       2,000       585,962
Sharp Corp. (appliances & household
 durables).........................       7,000       124,044
Softbank Corp. (business & public
 services).........................       3,084       419,715
Sony Corp. (appliances & household
 durables).........................      12,700     1,188,274
Sumitomo Bank, Ltd. (banking)......      22,000       270,299
Sumitomo Electric Industries, Ltd.
 (industrial components)...........       7,000       120,273
Sumitomo Forestry Co., Ltd.
 (building materials &
 components).......................      19,000       128,033
Sumitomo Marine & Fire Insurance
 Co., Ltd. (insurance).............      82,000       478,164
Takeda Chemical Industries, Ltd.
 (health & personal care)..........       8,000       526,232
TDK Corp. (electronic components &
 instruments)......................       2,000       288,067
Tokio Marine & Fire Insurance Co.,
 Ltd. (insurance)..................      48,000       555,265
Tokyo Electric Power Co., Inc.
 (utilities-electrical & gas)......       4,100       100,166
Tokyo Seimitsu Co., Ltd.
 (electronic components &
 instruments)......................       4,100       550,237
Toshiba Corp. (electrical &
 electronics)......................      44,000       497,765
Tostem Corp. (building materials &
 components).......................       7,000       114,452

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)


COMMON STOCKS (CONTINUED)

                                       SHARES        VALUE
                                     ----------------------
JAPAN (Continued)
Toyota Motor Corp. (automobiles)...      24,000   $ 1,095,560
Trans Cosmos, Inc. (business &
 public services)..................         400        60,184
Yamanouchi Pharmaceutical Co., Ltd.
 (health & personal care)..........       8,000       437,770
                                                  -----------
                                                   18,352,038
                                                  -----------
LUXEMBOURG (0.1%)
Carrier 1 International, S.A.
 (telecommunications)..............         900        50,902
                                                  -----------
NETHERLANDS (4.2%)
ABN AMRO Holding N.V. (banking)....      13,301       327,173
Akzo Nobel N.V. (chemicals)........       3,302       140,856
Heineken N.V. (beverages &
 tobacco)..........................       3,742       228,676
ING Groep N.V. (financial
 services).........................       7,286       494,492
Koninklijke KPN N.V.
 (telecommunications)..............       4,556       204,611
Koninklijke (Royal) Philips
 Electronics N.V. (appliance &
 household durables)...............      16,440       778,512
Royal Dutch Petroleum Co. (energy
 sources)..........................       9,209       574,685
TNT Post Group N.V. (business &
 public services)..................       3,486        94,402
Wolters Kluwer CVA N.V.
 (broadcasting & publishing).......       3,312        88,579
                                                  -----------
                                                    2,931,986
                                                  -----------
NEW ZEALAND (0.1%)
Contact Energy Ltd.
 (utilities-electrical & gas)......      69,450        93,187
                                                  -----------
NORWAY (0.0%) (b)
Stepstone ASA (business & public
 services).........................       3,700        12,250
                                                  -----------
PORTUGAL (2.0%)
Banco Comercial Portugues, S.A.
 Registered (banking)..............      66,590       347,890
Banco Espirito Santo, S.A.
 (banking).........................      15,450       380,626
Electricidade de Portugal, S.A.
 (utilities-electrical & gas)......       8,736       159,279
Portugal Telecom, S.A. Registered
 (telecommunications)..............      21,395       241,188
Sonae SGPS, S.A. (forest products &
 paper)............................     154,680       272,828
                                                  -----------
                                                    1,401,811
                                                  -----------
SINGAPORE (0.8%)
Singapore Press Holdings Ltd.
 (broadcasting & publishing).......      36,000       562,175
                                                  -----------
SPAIN (3.4%)
Acciona, S.A. (machinery &
 engineering)......................       5,830       222,986
Acerinox, S.A. (metals-steel)......       4,900       142,323

                                       SHARES        VALUE
                                     ---------------------
Banco Bilbao Vizcaya, S.A.
 Registered (banking)..............      21,560   $   323,444
Banco Santander Central Hispano,
 S.A. (banking)....................      34,572       366,204
Endesa, S.A. (utilities-electrical
 & gas)............................      10,743       208,951
Gas Natural SDG, S.A. (utilities-
 electrical & gas).................       4,611        83,098
Grupo Prisa, S.A. (broadcasting &
 publishing).......................       1,000        23,294
Iberdrola, S.A.
 (utilities-electrical & gas)......      10,722       138,754
Repsol, S.A. (energy sources)......      10,998       219,815
Telefonica, S.A.
 (telecommunications) (a)..........      29,370       633,466
Terra Networks, S.A. (business &
 public services) (a)..............       1,400        51,056
                                                  -----------
                                                    2,413,391
                                                  -----------
SWEDEN (1.6%)
AstraZeneca AB Series A (health &
 personal care)....................       6,104       285,331
ForeningsSparbanken AB (banking)...       7,474       109,924
Hennes & Mauritz AB Series B
 (merchandising)...................       5,568       116,807
Nordic Baltic Holding AB
 (banking).........................      27,672       202,131
Skandia Forsakrings AB
 (insurance).......................      11,134       295,772
Svenska Handelsbanken Series A
 (banking).........................       8,685       126,745
                                                  -----------
                                                    1,136,710
                                                  -----------
SWITZERLAND (4.8%)
Credit Suisse Group Registered
 (banking).........................       2,131       425,256
Givaudan S.A. Registered (food &
 household products)...............          56        17,099
Nestle S.A. Registered (food &
 household products)...............         373       748,936
Novartis AG Registered (health &
 personal care)....................         275       436,996
Roche Holdings AG Genusscheine
 (health & personal care)..........          56       546,879
Schweizerische Rueckversicherungs
 Gesellschaft Registered
 (insurance).......................         138       282,178
UBS AG Registered (banking)........       4,850       712,840
Zurich Allied AG Registered
 (insurance).......................         414       205,205
                                                  -----------
                                                    3,375,389
                                                  -----------
UNITED KINGDOM (16.7%)
Abbey National PLC (banking).......      17,788       212,740
Allied Zurich PLC (insurance)......       8,426        99,688
Bae Systems PLC (aerospace &
 military technology)..............      18,371       114,584
Barclays PLC (banking).............      21,153       526,143
Bass PLC (leisure & tourism).......      38,109       428,658
BG PLC (utilities-electrical &
 gas)..............................      43,513       281,281
Boots Co. PLC (merchandising)......      14,397       109,631
BP Amoco PLC (energy sources)......      81,192       779,286

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.


COMMON STOCKS (CONTINUED)

                                       SHARES        VALUE
                                     ----------------------
UNITED KINGDOM (Continued)
British Airways PLC
 (transportation-airlines).........      35,003   $   201,365
British Telecommunications PLC
 (telecommunications)..............      22,855       295,484
Cable & Wireless PLC
 (telecommunications)..............      42,533       720,527
Carlton Communications PLC (leisure
 & tourism)........................      38,990       501,726
CGNU PLC (insurance)...............      10,637       177,136
Diageo PLC (beverages & tobacco)...      45,286       406,549
EMI Group PLC (recreation & other
 consumer goods)...................      42,613       387,068
Granada Group PLC (leisure &
 tourism)..........................      25,130       251,091
Great Universal Stores PLC (The)
 (merchandising)...................      17,980       115,684
Imperial Chemical Industries PLC
 (chemicals).......................      47,070       373,752
Jazztel PLC (telecommunications)
 (a)...............................       1,904        49,980
Kingfisher PLC (merchandising).....      60,327       549,341
Lloyds TSB Group PLC (banking).....      70,126       662,457
Marconi PLC (telecommunications)...      42,845       557,818
National Power PLC
 (utilities-electrical & gas)......      17,268       110,057
Prudential Corp. PLC (insurance)...      19,463       285,220
Reed International PLC
 (broadcasting & publishing).......      17,406       151,517
Rio Tinto PLC Registered (metals-
 nonferrous).......................      18,714       305,974
Royal Bank of Scotland Group PLC
 (banking).........................      34,474       577,220
Sainsbury (J.) PLC
 (merchandising)...................      16,234        73,729
Scottish Power PLC
 (utilities-electrical & gas)......       9,826        83,303
SmithKline Beecham PLC (health &
 personal care)....................      55,882       731,783
Tesco PLC (merchandising)..........      65,295       203,136
Unilever PLC (food & household
 products).........................      34,257       207,445
Vodafone AirTouch PLC
 (telecommunications)..............     303,846     1,228,172
                                                  -----------
                                                   11,759,545
                                                  -----------


                                       SHARES        VALUE
                                     ----------------------
UNITED STATES (0.3%)
Global Telesystems Group, Inc.
 (telecommunications) (a)..........      17,100   $   206,269
                                                  -----------
Total Common Stocks (Cost
 $56,639,184)......................                65,564,952
                                                  -----------


SHORT-TERM INVESTMENTS (6.3%)
                                      PRINCIPAL
                                         AMOUNT
                                     ----------
COMMERCIAL PAPER (6.3%)
UNITED STATES (6.3%)
American Express Credit Corp.
 (financial services)
 6.88%, due 7/3/00.................  $3,000,000     2,998,853
AT&T Corp. (telecommunications)
 6.53%, due 7/10/00................   1,500,000     1,497,546
                                                  -----------
Total Short-Term Investments Cost
 ($4,496,399)......................                 4,496,399
                                                  -----------
Total Investments (Cost
 $61,135,583) (e)..................        99.2%   70,061,351(f)
Cash and Other Assets, Less
 Liabilities.......................         0.8       537,357
                                     ----------   -----------
Net Assets.........................       100.0%  $70,598,708
                                     ==========   ===========

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  Segregated as collateral for forward foreign currency contracts.
(d) Strip securities represent a secondary class of shares traded in the foreign market.
(e)  The cost for federal income tax purposes is $61,357,810.
(f) At June 30, 2000 net unrealized appreciation for securities was $8,703,541, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $14,510,088 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,806,547.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)

The table below sets forth the diversification of International Equity Portfolio investments by industry.
INDUSTRY
DIVERSIFICATION

                                    VALUE       PERCENT +
                                 ------------------------
Aerospace & Military
  Technology..................   $   263,378        0.4%
Appliances & Household
  Durables....................     2,532,948        3.6
Automobiles...................     2,272,057        3.2
Banking.......................     8,400,206       11.9
Beverages & Tobacco...........       733,577        1.0
Broadcasting & Publishing.....     1,510,983        2.1
Building Materials &
  Components..................     1,107,640        1.6
Business & Public Services....     3,672,273        5.2
Chemicals.....................     1,376,166        2.0
Data Processing &
  Reproduction................       873,840        1.2
Electrical & Electronics......     6,065,615        8.6
Electronic Components &
  Instruments.................     2,058,748        2.9
Energy Sources................     3,424,592        4.9
Financial Services............     3,870,440        5.5
Food & Household Products.....     1,677,233        2.4
Forest Products & Paper.......       410,150        0.6
Health & Personal Care........     4,790,673        6.8
Industrial Components.........       226,361        0.3
Insurance.....................     4,116,239        5.8
Leisure & Tourism.............     1,181,474        1.7
Machinery & Engineering.......       374,013        0.5
Merchandising.................     2,922,713        4.1
Metals-Nonferrous.............       474,975        0.7
Metals-Steel..................       525,486        0.7
Multi-Industry................       200,941        0.3
Real Estate...................       637,619        0.9
Recreation & Other Consumer
  Goods.......................       387,068        0.5
Telecommunications............    11,162,099       15.8
Transportation-Airlines.......       528,917        0.8
Utilities-Electrical & Gas....     2,282,927        3.2
                                 -----------     ------
                                  70,061,351       99.2
Cash and Other Assets,
  Less Liabilities............       537,357        0.8
                                 -----------     ------
Net Assets....................   $70,598,708      100.0%
                                 ===========     ======

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $61,135,583)..........   $ 70,061,351
Cash denominated in foreign currencies
  (identified cost $835,719).............        838,899
Cash.....................................        132,918
Receivables:
  Investment securities sold.............      3,252,560
  Dividends and interest.................        209,953
  Fund shares sold.......................          5,419
Unrealized appreciation on foreign
  currency forward contracts.............        121,919
                                            ------------
        Total assets.....................     74,623,019
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      3,744,563
  Fund shares redeemed...................        168,851
  Adviser................................         34,661
  Custodian..............................         20,944
  Shareholder communication..............         16,607
  Administrator..........................         11,554
Accrued expenses.........................         18,775
Unrealized depreciation on foreign
  currency forward contracts.............          8,356
                                            ------------
        Total liabilities................      4,024,311
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 70,598,708
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $     50,891
Additional paid-in capital...............     58,214,731
Accumulated distribution in excess of net
  investment income......................       (162,294)
Accumulated net realized gain on
  investments............................      3,171,437
Accumulated net realized gain on foreign
  currency transactions..................        298,722
Net unrealized appreciation on
  investments............................      8,925,768
Net unrealized appreciation on
  translation of other assets and
  liabilities in foreign currencies and
  foreign currency forward contracts.....         99,453
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 70,598,708
                                            ============
Shares of capital stock outstanding......      5,089,140
                                            ============
Net asset value per share outstanding....   $      13.87
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)..........................   $    582,958
  Interest...............................         47,708
                                            ------------
        Total income.....................        630,666
                                            ------------
Expenses:
  Advisory...............................        208,010
  Administration.........................         69,337
  Custodian..............................         25,483
  Professional...........................         20,741
  Shareholder communication..............         11,363
  Portfolio pricing......................         10,834
  Directors..............................          1,231
  Miscellaneous..........................          5,674
                                            ------------
        Total expenses...................        352,673
                                            ------------
Net investment income....................        277,993
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................      3,328,164
  Option transactions....................       (122,267)
  Foreign currency transactions..........        298,722
                                            ------------
Net realized gain on investments and
  foreign currency transactions..........      3,504,619
                                            ------------
Net change in unrealized appreciation on:
  Security transactions..................    (10,318,073)
  Translation of other assets and
    liabilities in foreign currencies and
    foreign currency forward contracts...         78,898
                                            ------------
Net unrealized loss on investments and
  foreign currency transactions..........    (10,239,175)
                                            ------------
Net realized and unrealized loss on
  investments and foreign currency
  transactions...........................     (6,734,556)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $ (6,456,563)
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $85,061.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                 2000          1999
                                                              ----------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income......................................  $   277,993   $   421,381
 Net realized gain on investments and foreign currency
   transactions.............................................    3,504,619     3,142,289
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions............  (10,239,175)   12,095,402
                                                              -----------   -----------
 Net increase (decrease) in net assets resulting from
   operations...............................................   (6,456,563)   15,659,072
                                                              -----------   -----------
Dividends and distributions to shareholders:
 From net realized gain on investments and foreign currency
   transactions.............................................   (1,138,876)   (1,467,137)
 In excess of net investment income.........................           --      (232,996)
                                                              -----------   -----------
   Total dividends and distributions to shareholders........   (1,138,876)   (1,700,133)
                                                              -----------   -----------
Capital share transactions:
 Net proceeds from sale of shares...........................   12,847,126    26,647,460
 Net asset value of shares issued to shareholders in
   reinvestment of dividends and distributions..............    1,138,876     1,700,133
                                                              -----------   -----------
                                                               13,986,002    28,347,593
 Cost of shares redeemed....................................   (8,131,165)   (7,973,405)
                                                              -----------   -----------
 Increase in net assets derived from capital share
   transactions.............................................    5,854,837    20,374,188
                                                              -----------   -----------
Net increase (decrease) in net assets.......................   (1,740,602)   34,333,127
NET ASSETS:
Beginning of period.........................................   72,339,310    38,006,183
                                                              -----------   -----------
End of period...............................................  $70,598,708   $72,339,310
                                                              ===========   ===========
Accumulated distribution in excess of net investment income
 at end of period...........................................  $  (162,294)  $  (440,287)
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                                    MAY 1,
                                     SIX MONTHS                                                                    1995 (a)
                                       ENDED                                                                       THROUGH
                                      JUNE 30,                        YEAR ENDED DECEMBER 31                     DECEMBER 31,
                                       2000*             1999           1998           1997           1996           1995
                                    -------------------------------------------------------------------------------
Net asset value at beginning of
 period...........................  $      15.48     $      12.40   $      10.31   $      10.65   $      10.20   $      10.00
                                    ------------     ------------   ------------   ------------   ------------   ------------
Net investment income.............          0.06             0.11           0.23           1.06           0.44           0.64
Net realized and unrealized gain
 (loss) on investments............         (1.52)            3.46           2.20           0.27           0.06           0.01
Net realized and unrealized gain
 (loss) on foreign currency
 transactions.....................          0.08            (0.12)         (0.05)         (0.78)          0.56           0.05
                                    ------------     ------------   ------------   ------------   ------------   ------------
Total from investment
 operations.......................         (1.38)            3.45           2.38           0.55           1.06           0.70
                                    ------------     ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
 From net investment income.......            --               --          (0.23)         (0.89)         (0.60)         (0.06)
 From net realized gain on
   investments and foreign
   currency transactions..........         (0.23)           (0.32)            --             --          (0.01)         (0.44)
 In excess of net investment
   income.........................            --            (0.05)         (0.06)            --             --             --
                                    ------------     ------------   ------------   ------------   ------------   ------------
Total dividends and
 distributions....................         (0.23)           (0.37)         (0.29)         (0.89)         (0.61)         (0.50)
                                    ------------     ------------   ------------   ------------   ------------   ------------
Net asset value at end of
 period...........................  $      13.87     $      15.48   $      12.40   $      10.31   $      10.65   $      10.20
                                    ============     ============   ============   ============   ============   ============
Total investment return...........         (8.87%)(b)        28.06%        23.11%          5.17%         10.54%          6.96%(b)
Ratios (to average net assets)/
 Supplemental Data:
 Net investment income............          0.80%+           0.78%          1.13%          1.25%          1.01%          1.07%+
 Net expenses.....................          1.02%+           1.07%          0.97%          0.97%          0.97%          0.97%+
 Expenses (before
   reimbursement).................          1.02%+           1.07%          1.17%          1.25%          1.51%          2.51%+
Portfolio turnover rate...........            15%              37%            57%            61%            16%            14%
Net assets at end of period (in
 000's)...........................  $     70,599     $     72,339   $     38,006   $     30,272   $     34,509   $     14,631

------------
(a)  Commencement of Operations.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)



LONG-TERM BONDS (29.8%)+
ASSET-BACKED SECURITIES (3.2%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
AIRLINES (0.4%)
America West Airlines, Inc.
 Pass-Through Certificates Series
 1996-1 Class C
 6.86%, due 7/2/04...............  $ 1,078,764   $  1,053,132
Atlas Air, Inc.
 Pass-Through Certificates Series
 1999-1C
 8.77%, due 1/2/11...............      311,023        307,210
 Series 2000-1 Class C
 9.702%, due 1/2/10 (c)..........    1,885,000      1,890,636
Northwest Airlines Inc.
 Pass-Through Certificates Series
 1999-3 Class B
 9.485%, due 4/1/15..............      255,000        251,999
                                                 ------------
                                                    3,502,977
                                                 ------------
AIRPLANE LEASES (0.5%)
AerCo Ltd.
 Series 1X Class A1
 6.8413%, due 7/15/23 (f)........    1,245,000      1,244,751
Morgan Stanley Aircraft Finance
 Series 2 Class A3
 7.1713%, due 3/15/02 (c)(f).....    3,000,000      3,003,000
                                                 ------------
                                                    4,247,751
                                                 ------------
AUTO LEASES (0.3%)
Premier Auto Trust
 Series 1999-1 Class A3
 5.69%, due 11/8/02..............    2,890,000      2,854,164
                                                 ------------
AUTOMOBILES (0.3%)
DaimlerChrysler Auto Trust Series
 2000-B Class A3
 7.53%, due 5/10/04..............    2,580,000      2,595,119
                                                 ------------
CONSUMER SERVICES (0.2%)
Arran One Ltd.
 Series 2000-A Class B
 7.15%, due 3/15/03 (f)..........    2,050,000      2,049,590
                                                 ------------
ELECTRIC POWER COMPANIES (0.8%)
AES Eastern Energy Corp.
 Pass-Through Certificates Series
 1999-A
 9.00%, due 1/2/17...............      430,000        418,614
Boston Edison Corp.
 Series 1999-1 Class A2
 6.45%, due 9/15/05..............    1,935,000      1,901,873
PECO Energy Transition Trust
 Series 2000-A Class A2
 7.30%, due 9/1/02...............    1,530,000      1,530,474
West Penn Funding L.L.C.
 Series 1999-A Class A4
 6.98%, due 6/25/08..............    2,250,000      2,191,163
                                                 ------------
                                                    6,042,124
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
EQUIPMENT LOANS (0.5%)
Case Equipment Loan Trust Series
 1999-A Class A4
 5.77%, due 8/15/05..............  $ 1,790,000   $  1,739,647
 Series 2000-A Class B
 7.32%, due 2/15/07..............    2,024,531      2,015,724
Newcourt Equipment Trust
 Securities
 Series 1998-1 Class A3
 5.24%, due 12/20/02.............      422,148        416,841
                                                 ------------
                                                    4,172,212
                                                 ------------
LEISURE TIME (0.2%)
Harley Davidson Eaglemark
 Motorcycle Trust
 Series 1999-1 Class A2
 5.52%, due 2/15/05..............    1,450,000      1,410,546
                                                 ------------
Total Asset-Backed Securities
 (Cost $27,041,093)..............                  26,874,483
                                                 ------------
CORPORATE BONDS (6.8%)
BANKS--MAJOR REGIONAL (0.1%)
Wells Fargo Co.
 7.20%, due 5/1/03...............    1,410,000      1,405,164
                                                 ------------
BANKS--MONEY CENTER (0.3%)
Chase Manhattan Corp.
 7.875%, due 6/15/10.............      860,000        860,404
First Union National Bank
 7.875%, due 2/15/10.............    1,210,000      1,192,140
                                                 ------------
                                                    2,052,544
                                                 ------------
BEVERAGES--ALCOHOLIC (0.2%)
Canandaigua Brands, Inc.
 8.625%, due 8/1/06..............      305,000        301,188
Seagram, Joseph E. & Sons, Inc.
 5.79%, due 4/15/01..............      905,000        892,583
                                                 ------------
                                                    1,193,771
                                                 ------------
BROADCAST/MEDIA (0.3%)
Turner Broadcasting Systems Inc.
 8.375%, due 7/1/13..............    2,100,000      2,148,027
                                                 ------------
CABLE TV (0.0%) (b)
CSC Holdings, Inc.
 7.625%, due 7/15/18.............      200,000        179,380
                                                 ------------
CHEMICALS (0.0%) (b)
Georgia Gulf Corp.
 10.375%, due 11/1/07............      125,000        130,000
Sterling Chemicals Inc.
 Series B
 12.375%, due 7/15/06............      125,000        126,875
                                                 ------------
                                                      256,875
                                                 ------------
COMMERCIAL SERVICE SPECIALIZED (0.1%)
Hertz Corp.
 8.25%, due 6/1/05...............      975,000        993,545
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)


CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
COMPUTER SYSTEMS (0.0%) (b)
Unisys Corp.
 11.75%, due 10/15/04............  $   330,000   $    351,450
                                                 ------------
CONSUMER FINANCE (0.4%)
Ford Motor Credit Corp.
 7.375%, due 10/28/09............    2,390,000      2,314,524
General Motors Acceptance Corp.
 6.85%, due 6/17/04..............    1,085,000      1,061,108
                                                 ------------
                                                    3,375,632
                                                 ------------
ELECTRIC POWER COMPANIES (0.5%)
CMS Energy & Atlantic Methanol
 Capital Co.
 10.875%, due 12/15/04 (c).......      315,000        311,062
ESI Tractebel Acquisition Corp.
 7.99%, due 12/30/11.............      445,000        393,972
National Rural Utilities
 Cooperative Finance Corp.
 6.20%, due, 2/1/08..............    1,025,000        945,850
 7.375%, due 2/10/03.............    2,075,000      2,081,931
PSEG Energy Holdings, Inc.
 10.00%, due 10/1/09 (c).........      260,000        272,841
Western Resources, Inc.
 6.25%, due 8/15/18..............       80,000         69,391
 6.875%, due 8/1/04..............      155,000        135,941
                                                 ------------
                                                    4,210,988
                                                 ------------
ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric Co.
 7.875%, due 6/1/05..............    2,440,000      2,508,491
                                                 ------------
ELECTRONICS--COMPONENTS (0.0%) (b)
Flextronics International Ltd.
 9.875%, due 7/1/10 (c)..........      200,000        201,500
                                                 ------------
ENERGY SOURCES (0.1%)
Caithness Coso Funding Corp.
 Series B
 9.05%, due 12/15/09.............      425,000        419,687
                                                 ------------
FINANCE (0.3%)
General Electric Capital Corp.
 7.00%, due 2/3/03...............    2,390,000      2,377,261
                                                 ------------
FINANCIAL SERVICES (0.1%)
Sears Roebuck Acceptance Corp.
 Medium-Term Note Series IV
 6.36%, due 12/4/01..............    1,165,000      1,146,954
                                                 ------------
FINANCIAL--MISCELLANEOUS (0.3%)
Morgan Stanley Dean Witter & Co
 7.375%, due 4/15/03.............    2,900,000      2,898,666
                                                 ------------
FOOD (0.0%) (b)
Smithfield Foods Inc.
 7.625%, due 2/15/08.............      140,000        125,300
                                                 ------------


                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
FOREIGN GOVERNMENTS (0.4%)
United Mexican States
 9.875%, due 2/1/10..............  $ 3,085,000   $  3,216,113
                                                 ------------
HEALTHCARE--HOSPITAL MANAGEMENT (0.1%)
Columbia/HCA Healthcare Corp.
 7.50%, due 11/15/95.............      380,000        285,939
Tenet Health Care Corp.
 8.00%, due 1/15/05..............      275,000        264,000
                                                 ------------
                                                      549,939
                                                 ------------
HOMEBUILDING (0.0%) (b)
Standard Pacific Corp.
 8.50%, due 4/1/09...............      180,000        162,000
                                                 ------------
HOTEL/MOTEL (0.1%)
Felcor Suites L.P.
 7.625%, due 10/1/07.............      245,000        212,896
Hilton Hotels Corp.
 7.50%, due 12/15/17.............      155,000        130,006
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15............      300,000        252,776
                                                 ------------
                                                      595,678
                                                 ------------
INDUSTRIAL COMPONENT (0.2%)
Tenaska Georgia Partners L.P.
 9.50%, due 2/1/30 (c)...........    2,000,000      2,027,140
                                                 ------------
INSURANCE--MULTI-LINE (0.0%) (b)
Willis Corroon Group PLC
 9.00%, due 2/1/09...............      260,000        218,400
                                                 ------------
INVESTMENT BANK/BROKERAGE (0.6%)
Donaldson, Lufkin & Jenrette Inc.
 6.50%, due 6/1/08...............    1,710,000      1,545,276
Labranche & Co., Inc.
 9.50%, due 8/15/04..............      320,000        307,200
Lehman Brothers Holding Inc.
 8.25%, due 6/15/07..............    2,440,000      2,440,293
                                                 ------------
                                                    4,292,769
                                                 ------------
LEISURE TIME (0.0%) (b)
Park Place Entertainment Corp.
 9.375%, due 2/15/07.............      240,000        240,000
                                                 ------------
MACHINERY--DIVERSIFIED (0.1%)
Deere & Co.
 8.10%, due 5/15/30..............      980,000        988,908
                                                 ------------
MANUFACTURING--DIVERSIFIED (0.0%) (b)
Mark IV Industries, Inc.
 7.50%, due 9/1/07...............      215,000        164,513
                                                 ------------
OIL & GAS--EXPLORATION & PRODUCTION (0.0%) (b)
Ocean Energy Inc.
 8.375%, due 7/1/08..............      345,000        334,650
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.


CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
OIL & GAS--WELL EQUIPMENT SERVICES (0.1%)
R & B Falcon Corp.
 Series B
 6.95%, due 4/15/08..............  $   430,000   $    367,650
RBF Finance Co.
 11.375%, due 3/15/09............       60,000         65,100
                                                 ------------
                                                      432,750
                                                 ------------
PAPER & FOREST PRODUCTS (0.1%)
Pope & Talbot Inc.
 8.375%, due 6/1/13..............      475,000        432,250
                                                 ------------
PUBLISHING--NEWSPAPER (0.0%) (b)
Hollinger International
 Publishing Inc.
 9.25%, due 3/15/07..............      330,000        325,050
                                                 ------------
REAL ESTATE (0.3%)
Crescent Real Estate Equities Co.
 7.50%, due 9/15/07..............      460,000        372,893
United Dominion Realty Trust
 8.625%, due 3/15/03.............    2,160,000      2,163,521
                                                 ------------
                                                    2,536,414
                                                 ------------
REAL ESTATE INVESTMENT TRUST (0.5%)
American Health Properties, Inc.
 7.05%, due 1/15/02..............    3,745,000      3,651,862
GS Escrow Corp.
 7.125%, due 8/1/05..............      220,000        196,348
Hospitality Properties Trust
 7.00%, due 3/1/08...............      220,000        190,448
                                                 ------------
                                                    4,038,658
                                                 ------------
RESIDENTIAL MORTGAGE LOAN (0.3%)
Abbey National PLC
 7.95%, due 10/26/29.............    2,620,000      2,590,761
                                                 ------------
RETAIL STORES--DEPARTMENT (0.1%)
May Department Stores Co.
 8.75%, due 5/15/29..............      665,000        713,791
                                                 ------------
RETAIL STORES--GENERAL MERCHANDISE (0.1%)
Kmart Corp.
 7.95%, due 2/1/23...............       80,000         63,216
 8.375%, due 7/1/22..............      180,000        150,064
Wal-Mart Stores, Inc.
 6.875%, due 8/10/09.............      920,000        899,199
                                                 ------------
                                                    1,112,479
                                                 ------------
SHIPPING (0.1%)
Newport News Shipbuilding, Inc.
 8.625%, due 12/1/06.............      615,000        605,775
                                                 ------------
TELECOMMUNICATIONS (0.1%)
Price Communications Wireless
 Inc.
 Series B
 9.125%, due 12/15/06............      570,000        575,700
Williams Communications Group
 Inc.
 10.875%, due 10/1/09............      190,000        185,725
                                                 ------------
                                                      761,425
                                                 ------------


                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (0.0%)
 (b)
Mastec Inc.
 7.75%, due 2/1/08...............  $   210,000   $    193,200
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (0.3%)
WorldCom, Inc.
 8.25%, due 5/15/10..............    2,400,000      2,460,192
                                                 ------------
TELEPHONE (0.3%)
Deutsche Telekom International
 Finance BV
 8.25%, due 6/15/30..............    2,235,000      2,269,821
                                                 ------------
TOBACCO (0.0%) (b)
Standard Commercial Tobacco Corp.
 8.875%, due 8/1/05..............      210,000        168,000
                                                 ------------
Total Corporate Bonds
 (Cost $57,703,689)..............                  57,275,911
                                                 ------------
MORTGAGE-BACKED SECURITIES (0.9%)
COMMERCIAL MORTGAGE LOANS
(COLLATERALIZED MORTGAGE OBLIGATIONS) (0.9%)
GMAC Commercial Mortgage
 Securities Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35..............      770,000        720,643
Merrill Lynch Mortgage Investors,
 Inc.
 Series 1995-C2 Class A1
 6.803%, due 6/15/21 (f).........      828,459        816,380
Salomon Brothers Mortgage
 Securities VII
 Series 2000-FL1 Class A
 6.9413%, due 4/5/01 (c)(f)......    2,165,134      2,165,784
 Series 2000-C1 Class A1
 7.46%, due 11/18/08.............    2,055,000      2,057,445
Starwood Asset Receivables Trust
 Series 2000-1 Class A
 6.9513%, due 9/25/22 (c)(f).....    1,670,693      1,672,030
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $7,440,759)...............                   7,432,282
                                                 ------------
U.S. GOVERNMENT & FEDERAL AGENCIES (17.7%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.2%)
 5.125%, due 2/13/04 (g).........   10,950,000     10,291,029
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)


U.S. GOVERNMENT & FEDERAL
AGENCIES (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(MORTGAGE PASS-THROUGH SECURITIES) (5.1%)
 6.50%, due 12/1/27-4/1/29.......  $13,701,977   $ 12,933,636
 7.50%, due 10/1/29 (e)..........   12,575,739     12,395,025
 7.50%, due 7/17/30 TBA (d)......   14,535,000     14,326,132
 8.50%, due 7/17/30 TBA (d)......    3,000,000      3,056,250
                                                 ------------
                                                   42,711,043
                                                 ------------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION I
 (MORTGAGE PASS-THROUGH SECURITIES) (4.2%)
 6.50%, due 7/15/28-5/15/29
   (e)...........................   21,231,182     20,169,623
 6.50%, due 8/23/30 TBA (d)......    2,540,000      2,409,825
 7.00%, due 7/24/30 TBA (d)......    8,850,000      8,601,138
 7.50%, due 12/15/23-11/25/28
   (e)...........................    4,315,724      4,288,101
                                                 ------------
                                                   35,468,687
                                                 ------------
UNITED STATES TREASURY BONDS (6.0%)
 6.00%, due 2/15/26 (g)..........      180,000        176,260
 6.25%, due 8/15/23-5/15/30
   (g)...........................   20,420,000     20,908,745
 8.75%, due 8/15/20 (g)..........    2,735,000      3,516,171
 8.875%, due 8/15/17.............    1,550,000      1,975,770
 10.375%, due 11/15/09...........    1,500,000      1,717,740
 11.25%, due 2/15/15 (g).........    7,420,000     10,921,275
 11.625%, due 11/15/02 (g).......    6,150,000      6,826,500
 12.00%, due 8/15/13.............    3,775,000      5,096,250
                                                 ------------
                                                   51,138,711
                                                 ------------
UNITED STATES TREASURY NOTES (1.2%)
 5.25%, due 8/15/03 (g)..........    1,985,000      1,924,199
 5.875%, due 11/30/01............    2,970,000      2,945,854
 7.00%, due 7/15/06 (g)..........    5,070,000      5,252,165
                                                 ------------
                                                   10,122,218
                                                 ------------
Total U.S. Government & Federal
 Agencies
 (Cost $149,821,268).............                 149,731,688
                                                 ------------
YANKEE BONDS (1.2%)
BANKS--MONEY CENTER (0.1%)
Barclays Bank PLC
 7.40%, due 12/15/09.............    1,035,000      1,008,494
                                                 ------------
BROADCAST/MEDIA (0.0%) (b)
Rogers Communications, Inc.
 8.875%, due 7/15/07.............      245,000        240,100
                                                 ------------
CABLE TV (0.0%) (b)
Rogers Cablesystem, Ltd.
 10.125%, due 9/1/12.............       90,000         92,025
                                                 ------------
ENTERTAINMENT (0.0%) (b)
Imax Corp.
 7.875%, due 12/1/05.............      275,000        248,875
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
FINANCIAL--DIVERSIFIED (0.0%) (b)
Tembec Finance Corp.
 9.875%, due 9/30/05.............  $   160,000   $    160,800
                                                 ------------
GOLD & PRECIOUS METAL MINING (0.1%)
Great Central Mines, Ltd.
 8.875%, due 4/1/08..............      415,000        336,150
                                                 ------------
MANUFACTURING--DIVERSIFIED (0.3%)
Tyco International Ltd.
 6.25%, due 6/15/03..............    2,670,000      2,547,420
                                                 ------------
METALS--MISCELLANEOUS (0.0% ) (b)
Glencore Nickel Property Ltd.
 9.00%, due 12/1/14..............      220,000        182,600
                                                 ------------
OIL--INTEGRATED DOMESTIC (0.0%) (b)
Husky Oil, Ltd.
 8.90%, due 8/15/28..............       30,000         28,227
                                                 ------------
OIL & GAS--WELL EQUIPMENT SERVICES (0.3%)
Petroleum Geo-Services ASA
 7.425%, due 3/20/02 (f).........    2,800,000      2,796,920
                                                 ------------
TELECOMMUNICATIONS (0.3%)
British Telecommunications PLC
 6.6238%, due 2/27/01 (f)........    2,475,000      2,474,752
                                                 ------------
TRANSPORTATION--SHIPPING (0.1%)
Sea Containers Ltd.
 7.875%, due 2/15/08.............      180,000        113,400
 10.75%, due 10/15/06............      280,000        210,000
Stena AB
 10.50%, due 12/15/05............      280,000        274,400
                                                 ------------
                                                      597,800
                                                 ------------
Total Yankee Bonds
 (Cost $10,909,111)..............                  10,714,163
                                                 ------------
Total Long-Term Bonds
 (Cost $252,915,920).............                 252,028,527
                                                 ------------

COMMON STOCKS (67.5%)
                                     SHARES
                                   -----------
BIOTECHNOLOGY (1.0%)
Genentech, Inc. (a)..............       50,000      8,600,000
                                                 ------------
BROADCAST/MEDIA (2.2%)
AMFM Inc. (a)....................      114,000      7,866,000
Clear Channel Communications,
 Inc. (a)........................       83,100      6,232,500
USA Networks, Inc. (a)...........      210,200      4,545,575
                                                 ------------
                                                   18,644,075
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.


COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
COMMUNICATIONS--EQUIPMENT (9.1%)
Cisco Systems, Inc. (a)..........      349,400   $ 22,208,738
Corning Inc. ....................      104,400     28,174,950
JDS Uniphase Corp. (a)...........       36,000      4,315,500
Lucent Technologies Inc. ........      109,000      6,458,250
Nokia Corp. .....................      105,200      5,253,425
Tellabs, Inc (a).................      154,300     10,559,906
                                                 ------------
                                                   76,970,769
                                                 ------------
COMPUTER SOFTWARE & SERVICES (4.6%)
First Data Corp. ................       70,400      3,493,600
Microsoft Corp. (a)..............      190,300     15,224,000
Oracle Corp. (a).................      237,610     19,974,091
                                                 ------------
                                                   38,691,691
                                                 ------------
COMPUTER SYSTEMS (5.3%)
EMC Corp. (a)....................      300,800     23,142,800
Sun Microsystems, Inc. (a).......      234,700     21,343,031
                                                 ------------
                                                   44,485,831
                                                 ------------
ELECTRICAL EQUIPMENT (1.2%)
General Electric Co. ............      192,600     10,207,800
                                                 ------------
ELECTRONICS--COMPONENTS (0.4%)
Cypress Semiconductor Corp.
 (a).............................       89,800      3,794,050
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (7.3%)
Analog Devices, Inc. (a).........       68,400      5,198,400
Applied Materials Inc. (a).......       59,600      5,401,250
Intel Corp. .....................      166,800     22,299,075
Motorola, Inc. ..................      319,200      9,276,750
Texas Instruments Inc. ..........      281,600     19,342,400
                                                 ------------
                                                   61,517,875
                                                 ------------
ENTERTAINMENT (3.0%)
Time Warner Inc. ................      137,700     10,465,200
Viacom Inc. Class B (a)..........      212,551     14,493,321
                                                 ------------
                                                   24,958,521
                                                 ------------
FINANCIAL--MISCELLANEOUS (1.8%)
Citigroup Inc. ..................      248,350     14,963,088
                                                 ------------
HEALTH CARE--DIVERSIFIED (0.9%)
Allergan, Inc. ..................       20,100      1,497,450
Bristol-Myers Squibb Co. ........      110,900      6,459,925
                                                 ------------
                                                    7,957,375
                                                 ------------
HEALTH CARE--DRUGS (3.3%)
Andrx Corp. (a)..................       31,500      2,013,540
Ivax Corp. (a)...................       71,900      2,983,850
Merck & Co., Inc.................      159,200     12,198,700
Schering-Plough Corp. ...........      216,300     10,923,150
                                                 ------------
                                                   28,119,240
                                                 ------------
HEALTH CARE MEDICAL PRODUCT (3.3%)
Baxter International Inc. (a)....       83,300      5,857,031
Guidant Corp. (a)(g).............      140,800      6,969,600
Medtronic, Inc. .................      243,200     12,114,400
PE Corp-PE Biosystems Group......       44,000      2,898,500
                                                 ------------
                                                   27,839,531
                                                 ------------

                                     SHARES         VALUE
                                   -----------------------
HEALTH CARE--MISCELLANEOUS (1.7%)
Amgen Inc. (a)...................      151,300   $ 10,628,825
Medimmune, Inc. (a)..............       45,000      3,330,000
                                                 ------------
                                                   13,958,825
                                                 ------------
HOUSEHOLD PRODUCTS (1.4%)
Colgate-Palmolive Co. ...........      204,400     12,238,450
                                                 ------------
INSURANCE BROKERS (0.7%)
Marsh & Mclennan Cos., Inc. .....       59,700      6,234,919
                                                 ------------
INSURANCE--MULTI-LINE (1.4%)
American International Group,
 Inc. ...........................      101,830     11,964,989
                                                 ------------
INVESTMENT BANK/BROKERAGE (0.7%)
Goldman Sachs Group Inc. ........       65,200      6,185,850
                                                 ------------
LEISURE TIME (1.7%)
Harley-Davidson, Inc. ...........      377,700     14,541,450
                                                 ------------
MANUFACTURING--DIVERSIFIED (1.9%)
Tyco International Ltd. .........      346,000     16,391,750
                                                 ------------
MISCELLANEOUS (1.9%)
AES Corp. (a)....................      340,600     15,539,875
                                                 ------------
NATURAL GAS DISTRIBUTORS & PIPELINES (1.1%)
Enron Corp. .....................      139,500      8,997,750
                                                 ------------
PERSONAL LOANS (1.4%)
Household International, Inc. ...       86,200      3,582,688
Providian Financial Corp. .......       89,250      8,032,500
                                                 ------------
                                                   11,615,188
                                                 ------------
RETAIL STORES--DEPARTMENT (2.1%)
Kohl's Corp. (a).................      323,400     17,989,125
                                                 ------------
RETAIL STORES SPECIALTY (3.9%)
Bed Bath & Beyond, Inc. (a)......      173,800      6,300,250
Circuit City Stores-Circuit City
 Group...........................      195,300      6,481,518
CVS Corp. .......................      107,700      4,308,000
Home Depot, Inc. (The)...........      210,300     10,501,856
Staples, Inc. (a)................      350,750      5,392,781
                                                 ------------
                                                   32,984,405
                                                 ------------
SPECIALIZED SERVICES (1.3%)
Omnicom Group, Inc. .............       78,700      7,009,219
Young & Rubicam, Inc. ...........       75,500      4,317,656
                                                 ------------
                                                   11,326,875
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (1.5%)
WorldCom, Inc. (a)...............      270,648     12,415,977
                                                 ------------
TELECOMMUNICATION SERVICES (0.5%)
Nextel Communications, Inc. Class
 A (a)...........................       60,000      3,671,250
Flag Telecom Holdings Ltd.
 (a) ............................       38,000        565,250
                                                 ------------
                                                    4,236,500
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)


COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   -----------------------
TELEPHONE (0.9%)
Alltel Corp. (g).................      125,200   $  7,754,575
                                                 ------------
Total Common Stocks
 (Cost $327,058,962).............                 571,126,349
                                                 ------------
PREFERRED STOCKS (0.1%)
ENTERTAINMENT (0.0%) (b)
Time Warner Capital I
 8.875%, 12/31/25................        7,700        186,244
                                                 ------------
PAPER & FOREST PRODUCTS (0.1%)
Paperboard Industries
 International, Inc.
 5.00%, Series A (c)(h)(i).......       15,000        233,473
                                                 ------------
Total Preferred Stocks
 (Cost $448,227).................                     419,717
                                                 ------------
SHORT-TERM
INVESTMENTS (5.3%)
                                    PRINCIPAL
                                     AMOUNT
                                   -----------
COMMERCIAL PAPER (5.3%)
American Express Credit Corp.
 6.88% due 7/3/00................  $ 5,060,000      5,058,066
Associates Corp. of North America
 6.53% due 7/19/20 (e)...........    6,665,000      6,643,191
Ford Motor Credit Corp.
 6.53% due 7/24/00 (e)...........    5,000,000      4,979,057
Goldman Sachs Group L.P.
 6.54% due 7/10/00...............    2,000,000      1,996,716
 6.92% due 7/5/00................    9,000,000      8,993,079
Lloyds TSB Bank PLC
 6.51% due 7/12/00...............    5,000,000      4,990,020
Salomon Smith Barney, Inc.
 6.53% due 7/18/00...............    4,000,000      3,987,616
 6.54% due 7/21/00...............    5,000,000      4,981,780

SHORT-TERM
INVESTMENTS (5.3%)
                                    PRINCIPAL
                                     AMOUNT
                                   -----------
COMMERCIAL PAPER (Continued)
Societe Generale North America
 Inc.
 6.53% due 7/5/00................  $ 3,500,000   $  3,497,449
                                                 ------------
Total Short-Term Investments
 (Cost $45,126,974)..............                  45,126,974
                                                 ------------
Total Investments
 (Cost $625,550,083) (j).........        102.7%   868,701,567(k)
Liabilities in Excess of
 Cash and Other Assets...........         (2.7)   (23,109,564)
                                    ----------     ----------
Net Assets.......................        100.0%  $845,592,003
                                    ==========     ==========


------------
(a) Non-income producing securities.
(b) Less than one tenth of a percent.
(c) May be sold to institutional investors only.
(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(e) Segregated as collateral for TBA.
(f)  Floating rate. Rate shown is the rate in effect at June 30, 2000.
(g) Represent securities out on loan or a portion which is out on loan. (See
    Note 2J)
(h) Restricted security
(i)  Canadian security
(j)  The cost for federal income tax purposes is $625,644,683.
(k) At June 30, 2000 net unrealized appreciation was $243,056,884, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $253,512,563 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,455,679.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $625,550,083).........   $868,701,567
Collateral held for securities loaned, at
  value (Note 2J)........................     59,201,524
Receivables:
  Investment securities sold.............     17,859,438
  Dividends and interest.................      3,607,442
  Fund shares sold.......................        143,567
                                            ------------
        Total assets.....................    949,513,538
                                            ------------
LIABILITIES:
Securities lending collateral (Note
  2J)....................................     59,201,524
Payables:
  Investment securities purchased........     44,071,676
  Adviser................................        218,908
  Administrator..........................        136,818
  Custodian..............................         47,200
  Fund shares redeemed...................          6,667
  Directors..............................            907
Accrued expenses.........................        237,835
                                            ------------
        Total liabilities................    103,921,535
                                            ------------
Net assets applicable to outstanding
  shares.................................   $845,592,003
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    389,676
Additional paid-in capital...............    585,344,725
Accumulated undistributed net investment
  income.................................      7,910,937
Accumulated undistributed net realized
  gain on investments....................      8,795,181
Net unrealized appreciation on
  investments............................    243,151,484
                                            ------------
Net assets applicable to outstanding
  shares.................................   $845,592,003
                                            ============
Shares of capital stock outstanding......     38,967,613
                                            ============
Net asset value per share outstanding....   $      21.70
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $  9,226,246
  Dividends(a)...........................      1,089,784
                                            ------------
        Total income.....................     10,316,030
                                            ------------
Expenses:
  Advisory...............................      1,304,442
  Administration.........................        815,276
  Shareholder communication..............        151,339
  Custodian..............................         55,179
  Professional...........................         35,045
  Directors..............................         13,966
  Portfolio pricing......................          3,977
  Miscellaneous..........................         25,852
                                            ------------
        Total expenses...................      2,405,076
                                            ------------
Net investment income....................      7,910,954
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments.........      9,238,718
Net change in unrealized appreciation on
  investments............................       (728,937)
                                            ------------
Net realized and unrealized gain on
  investments............................      8,509,781
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 16,420,735
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $4,099.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                  2000           1999
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  7,910,954   $ 13,431,612
  Net realized gain on investments..........................     9,238,718     60,286,739
  Net change in unrealized appreciation on investments......      (728,937)    44,347,068
                                                              ------------   ------------
  Net increase in net assets resulting from operations......    16,420,735    118,065,419
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................       (65,539)   (13,520,480)
  From net realized gain on investments.....................   (39,372,213)   (22,287,175)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (39,437,752)   (35,807,655)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    35,960,132     93,597,950
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    39,437,752     35,807,655
                                                              ------------   ------------
                                                                75,397,884    129,405,605
  Cost of shares redeemed...................................   (28,320,013)   (34,493,505)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    47,077,871     94,912,100
                                                              ------------   ------------
Net increase in net assets..................................    24,060,854    177,169,864
NET ASSETS:
Beginning of period.........................................   821,531,149    644,361,285
                                                              ------------   ------------
End of period...............................................  $845,592,003   $821,531,149
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  7,910,937   $     65,522
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                 SIX MONTHS
                                   ENDED
                                  JUNE 30,                                 YEAR ENDED DECEMBER 31
                                   2000*              1999           1998           1997           1996           1995
                                ------------------------------------------------------------------------------------------
Net asset value at beginning
  of period...................  $      22.36      $      19.99   $      16.47   $      14.56   $      13.26   $      10.58
                                ------------      ------------   ------------   ------------   ------------   ------------
Net investment income.........          0.20              0.39           0.38           0.37           0.30           0.31
Net realized and unrealized
  gain on investments.........          0.16              3.00           4.07           2.21           1.30           2.69
                                ------------      ------------   ------------   ------------   ------------   ------------
Total from investment
  operations..................          0.36              3.39           4.45           2.58           1.60           3.00
                                ------------      ------------   ------------   ------------   ------------   ------------
Less dividends and
  distributions:
  From net investment
    income....................         (0.00)(a)         (0.39)         (0.38)         (0.36)         (0.30)         (0.32)
  From net realized gain on
    investments...............         (1.02)            (0.63)         (0.55)         (0.31)            --             --
                                ------------      ------------   ------------   ------------   ------------   ------------
Total dividends and
  distributions...............         (1.02)            (1.02)         (0.93)         (0.67)         (0.30)         (0.32)
                                ------------      ------------   ------------   ------------   ------------   ------------
Net asset value at end of
  period......................  $      21.70      $      22.36   $      19.99   $      16.47   $      14.56   $      13.26
                                ============      ============   ============   ============   ============   ============
Total investment return.......          1.97%(b)         17.02%         27.13%         17.79%         12.08%         28.33%
Ratios (to average net
  assets)/ Supplemental Data:
  Net investment income.......          1.94%+            1.88%          2.20%          2.46%          2.52%          3.06%
  Net expenses................          0.59%+            0.58%          0.60%          0.60%          0.69%          0.69%
  Expenses (before
    reimbursement)............          0.59%+            0.58%          0.60%          0.60%          0.71%          0.81%
Portfolio turnover rate.......            76%              133%           158%           125%           175%           253%
Net assets at end of period
  (in 000's)..................  $    845,592      $    821,531   $    644,361   $    446,624   $    332,897   $    194,893

------------
(a) Less than one cent per share.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)



COMMON STOCKS (95.3%)+
                                     SHARES         VALUE
                                   -----------------------
AEROSPACE/DEFENSE (1.6%)
General Dynamics Corp............       53,000   $  2,769,250
Raytheon Co. Class A.............       29,900        581,181
Raytheon Co. Class B.............       62,100      1,195,425
                                                 ------------
                                                    4,545,856
                                                 ------------
ALUMINUM (1.6%)
Alcoa Inc........................      151,228      4,385,612
                                                 ------------
BANKS (7.8%)
Chase Manhattan Corp. (The)......      138,750      6,391,172
FleetBoston Financial Corp.......      215,130      7,314,420
Washington Mutual, Inc...........      287,600      8,304,450
                                                 ------------
                                                   22,010,042
                                                 ------------
CHEMICALS (2.6%)
Air Products and Chemicals,
 Inc.............................      174,200      5,367,537
Geon Co. (The)...................       49,600        917,600
IMC Global Inc...................       90,800      1,180,400
                                                 ------------
                                                    7,465,537
                                                 ------------
COMPUTER SOFTWARE & SERVICES (0.6%)
Electronic Data Systems Corp.....       40,500      1,670,625
                                                 ------------
COMPUTER SYSTEMS (2.5%)
Seagate Technology, Inc. (a).....       51,800      2,849,000
Unisys Corp. (a).................      295,100      4,297,394
                                                 ------------
                                                    7,146,394
                                                 ------------
CONSUMER PRODUCTS (1.5%)
Dial Corp. (The).................      131,600      1,365,350
Energizer Holdings, Inc. (a).....      158,966      2,901,129
                                                 ------------
                                                    4,266,479
                                                 ------------
CONTAINERS (1.1%)
Temple-Inland Inc................       71,000      2,982,000
                                                 ------------
ELECTRIC POWER COMPANIES (3.7%)
DTE Energy Co....................       98,200      3,001,238
Energy East Corp.................      142,600      2,718,312
Niagara Mohawk Holdings, Inc.
 (a).............................      347,700      4,846,069
                                                 ------------
                                                   10,565,619
                                                 ------------
ENGINEERING & CONSTRUCTION (1.0%)
Fluor Corp.......................       87,700      2,773,513
                                                 ------------
FINANCE (8.3%)
American General Corp............      169,500     10,339,500
AXA Financial, Inc...............      149,900      5,096,600
Citigroup Inc....................      106,123      6,393,911
Franklin Resources, Inc..........       53,100      1,612,912
                                                 ------------
                                                   23,442,923
                                                 ------------
FOOD (5.1%)
ConAgra, Inc.....................      205,400      3,915,438
Heinz (H.J.) Co..................      138,400      6,055,000
Ralston-Ralston Purina Group.....      231,000      4,605,562
                                                 ------------
                                                   14,576,000
                                                 ------------

                                     SHARES         VALUE
                                   -----------------------
HEALTH CARE -- MEDICAL PRODUCTS (1.4%)
Becton, Dickinson & Co...........      137,700   $  3,950,269
                                                 ------------
HEALTH CARE -- MISCELLANEOUS (4.9%)
Abbott Laboratories..............      109,700      4,888,506
Health Management Associates,
 Inc. Class A (a)................      256,000      3,344,000
Manor Care, Inc. (a).............       87,300        611,100
Tenet Healthcare Corp. (a).......      186,200      5,027,400
                                                 ------------
                                                   13,871,006
                                                 ------------
HOTEL/MOTEL (1.3%)
Harrah's Entertainment,
 Inc.(a).........................      174,500      3,653,594
                                                 ------------
HOUSEHOLD PRODUCTS (5.0%)
Clorox Co. (The).................      112,800      5,054,850
Fort James Corp..................      126,000      2,913,750
Kimberly-Clark Corp..............      109,000      6,253,875
                                                 ------------
                                                   14,222,475
                                                 ------------
INSURANCE (4.2%)
Allstate Corp. (The).............      140,500      3,126,125
Lincoln National Corp............       77,000      2,781,625
MGIC Investment Corp.............      133,200      6,060,600
                                                 ------------
                                                   11,968,350
                                                 ------------
INVESTMENT BANK/BROKERAGE (1.1%)
Goldman Sachs Group, Inc.
 (The)...........................       33,600      3,187,800
                                                 ------------
MACHINERY (1.5%)
Ingersoll-Rand Co................      103,800      4,177,950
                                                 ------------
MANUFACTURING (5.2%)
American Standard Cos. Inc.
 (a).............................      232,200      9,520,200
Honeywell International Inc......      155,050      5,223,247
                                                 ------------
                                                   14,743,447
                                                 ------------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (4.6%)
Coastal Corp. (The)..............      158,400      9,642,600
Dynegy Inc. Class A..............       49,900      3,408,794
                                                 ------------
                                                   13,051,394
                                                 ------------
OFFICE EQUIPMENT & SUPPLIES (1.5%)
Pitney Bowes Inc.................      104,100      4,164,000
                                                 ------------
OIL & GAS SERVICES (9.0%)
Burlington Resources Inc.........      126,100      4,823,325
Noble Affiliates, Inc............       76,200      2,838,450
Union Pacific Resources Group
 Inc.............................      215,200      4,734,400
Unocal Corp......................      225,300      7,463,063
Valero Energy Corp...............      181,200      5,753,100
                                                 ------------
                                                   25,612,338
                                                 ------------
OIL-INTEGRATED DOMESTIC (3.9%)
Sunoco, Inc......................      147,800      4,350,863
Tosco Corp.......................      237,300      6,718,556
                                                 ------------
                                                   11,069,419
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)


COMMON STOCKS (CONTINUED)

                                     SHARES         VALUE
                                   -----------------------
OIL-INTEGRATED
INTERNATIONAL (2.1%)
Texaco Inc.......................      114,000   $  6,070,500
                                                 ------------
PAPER & FOREST PRODUCTS (1.0%)
International Paper Co...........       98,100      2,924,606
                                                 ------------
PHOTOGRAPHY/IMAGING (1.3%)
Eastman Kodak Co.................       63,300      3,766,350
                                                 ------------
RETAIL (1.7%)
Office Depot, Inc. (a)...........      790,000      4,937,500
                                                 ------------
TELECOMMUNICATIONS (3.1%)
AT&T Corp........................      171,300      5,417,363
WorldCom, Inc. (a)...............       71,500      3,280,062
                                                 ------------
                                                    8,697,425
                                                 ------------
TELEPHONE (3.6%)
Bell Atlantic Corp...............       86,800      4,410,525
CenturyTel, Inc..................      198,900      5,718,375
                                                 ------------
                                                   10,128,900
                                                 ------------
TOYS (1.5%)
Hasbro, Inc......................      285,300      4,297,331
                                                 ------------
Total Common Stocks
 (Cost $275,002,341).............                 270,325,254
                                                 ------------
SHORT-TERM INVESTMENTS (4.3%)
COMMERCIAL PAPER (4.3%)
American Express Credit Corp.
 6.88%, due 7/3/00...............  $ 1,170,000   $  1,169,553
Deutsche Bank Financial Inc.
 6.54%, due 7/17/00..............    5,000,000      4,985,424
Goldman Sachs Group Inc. (The)
 6.54%, due 7/25/00..............    4,650,000      4,629,682
Prudential Funding Corp.
 6.54%, due 7/6/00...............    1,260,000      1,258,852
                                                 ------------
Total Short-Term Investments
 (Cost $12,043,511)..............                  12,043,511
                                                 ------------
Total Investments
 (Cost $287,045,852) (b).........         99.6%   282,368,765(c)
Cash and Other Assets,
 Less Liabilities................          0.4      1,188,316
                                    ----------   ============
Net Assets.......................        100.0%  $283,557,081
                                    ==========   ============


------------
(a) Non-income producing security.
(b) The cost stated also represents the aggregate cost for federal income tax purposes.
(c) At June 30, 2000 net unrealized depreciation was $4,677,087, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $24,007,017 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $28,684,104.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $287,045,852).........   $282,368,765
Cash.....................................          2,708
Receivables:
  Investment securities sold.............      5,553,375
  Dividends..............................        448,726
  Fund shares sold.......................        105,756
                                            ------------
        Total assets.....................    288,479,330
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      4,393,599
  Fund shares redeemed...................        262,861
  Shareholder communication..............         89,601
  Adviser................................         89,007
  Administrator..........................         49,449
  Custodian..............................         13,899
  Directors..............................            641
Accrued expenses.........................         23,192
                                            ------------
        Total liabilities................      4,922,249
                                            ------------
Net assets applicable to outstanding
  shares.................................   $283,557,081
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    199,840
Additional paid-in capital...............    290,986,843
Accumulated undistributed net investment
  income.................................      1,816,976
Accumulated net realized loss on
  investments............................     (4,977,261)
Accumulated net realized gain on foreign
  currency forward contract..............        207,770
Net unrealized depreciation on
  investments............................     (4,677,087)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $283,557,081
                                            ============
Shares of capital stock outstanding......     19,984,040
                                            ============
Net asset value per share outstanding....   $      14.19
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends..............................   $  2,557,083
  Interest...............................        211,484
                                            ------------
        Total income.....................      2,768,567
                                            ------------
Expenses:
  Advisory...............................        534,182
  Administration.........................        296,768
  Shareholder communication..............         64,857
  Professional...........................         22,424
  Custodian..............................         16,604
  Directors..............................          5,506
  Miscellaneous..........................          9,763
                                            ------------
        Total expenses...................        950,104
                                            ------------
Net investment income....................      1,818,463
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  FORWARD CONTRACT TRANSACTIONS:
Net realized gain from:
  Security transactions..................      3,211,651
  Foreign currency forward contract
    transactions.........................        207,770
                                            ------------
Net realized gain on investments and
  foreign currency forward contract
  transactions...........................      3,419,421
                                            ------------
Net change in unrealized appreciation
  (depreciation) on investments:
  Security transactions..................    (23,559,371)
  Foreign currency forward contract......         41,023
                                            ------------
Net unrealized loss on investments and
  foreign currency forward contract
  transactions...........................    (23,518,348)
                                            ------------
Net realized and unrealized loss on
  investments and foreign currency
  forward contract transactions..........    (20,098,927)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(18,280,464)
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                  2000           1999
                                                              -------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $  1,818,463   $  4,329,033
  Net realized gain (loss) on investments and foreign
    currency forward contract...............................     3,419,421     (7,352,043)
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency forward contract.......   (23,518,348)    28,938,860
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (18,280,464)    25,915,850
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................        (4,274)    (4,091,047)
                                                              ------------   ------------
    Total dividends to shareholders.........................        (4,274)    (4,091,047)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................     6,392,180     29,009,373
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............         4,274      4,091,047
                                                              ------------   ------------
                                                                 6,396,454     33,100,420
  Cost of shares redeemed...................................   (36,027,688)   (43,195,183)
                                                              ------------   ------------
  Decrease in net assets derived from capital share
    transactions............................................   (29,631,234)   (10,094,763)
                                                              ------------   ------------
Net increase (decrease) in net assets.......................   (47,915,972)    11,730,040
NET ASSETS:
Beginning of period.........................................   331,473,053    319,743,013
                                                              ------------   ------------
End of period...............................................  $283,557,081   $331,473,053
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  1,816,976   $      2,787
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                              MAY 1,
                                SIX MONTHS                                                                   1995 (a)
                                  ENDED                                                                      THROUGH
                                 JUNE 30,                       YEAR ENDED DECEMBER 31                     DECEMBER 31,
                                  2000*            1999           1998           1997           1996           1995
                               ----------------------------------------------------------------------------------------
Net asset value at beginning
  of period..................  $      15.00    $      13.96   $      16.09   $      13.90   $      11.58   $      10.00
                               ------------    ------------   ------------   ------------   ------------   ------------
Net investment income........          0.09            0.20           0.24           0.21           0.17           0.10
Net realized and unrealized
  gain (loss) on
  investments................        (0.90)            1.03          (0.90)          2.94           2.52           1.58
                               ------------    ------------   ------------   ------------   ------------   ------------
Total from investment
  operations.................        (0.81)            1.23          (0.66)          3.15           2.69           1.68
                               ------------    ------------   ------------   ------------   ------------   ------------
Less dividends and
  distributions:
  From net investment
    income...................        (0.00)(c)        (0.19)         (0.24)         (0.21)         (0.17)         (0.10)
  From net realized gain on
    investments..............            --              --          (1.23)         (0.75)         (0.20)            --
                               ------------    ------------   ------------   ------------   ------------   ------------
Total dividends and
  distributions..............        (0.00)           (0.19)         (1.47)         (0.96)         (0.37)         (0.10)
                               ------------    ------------   ------------   ------------   ------------   ------------
Net asset value at end of
  period.....................  $      14.19    $      15.00   $      13.96   $      16.09   $      13.90   $      11.58
                               ============    ============   ============   ============   ============   ============
Total investment return......         (5.38%)(b)       8.80%         (4.14%)        22.89%         23.22%         16.76%(b)

Ratios (to average net assets)/
Supplemental Data:
  Net investment income.......           1.23%+          1.30%          1.60%          1.78%          2.10%          2.57%+
  Net expenses................           0.64%+          0.63%          0.65%          0.65%          0.73%          0.73%+
  Expenses (before
    reimbursement)............           0.64%+          0.63%          0.65%          0.65%          0.79%          1.45%+
Portfolio turnover rate.......             48%             74%            69%            48%            41%            20%
Net assets at end of period (in
  000's)......................   $    283,557    $    331,473   $    319,743   $    264,179   $    120,415   $     24,429

------------
(a)  Commencement of Operations.
(b) Total return is not annualized.
(c) Less than one cent per share.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)


LONG-TERM BONDS (95.9%)+
CORPORATE BONDS (53.1%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
AUTOMOBILES (1.9%)
DaimlerChrysler North America
 Holding Corp.
 7.20%, due 9/1/09...............  $ 5,000,000   $  4,831,250
                                                 ------------
BANKS--MAJOR REGIONAL (3.8%)
Fleet National Bank
 5.75%, due 1/15/09..............    5,000,000      4,362,500
Popular Inc.
 6.20%, due 4/30/01..............    5,000,000      4,937,500
                                                 ------------
                                                    9,300,000
                                                 ------------
BANKS--MONEY CENTER (1.6%)
Bank of America Corp.
 7.75%, due 7/15/02..............    4,000,000      4,025,000
                                                 ------------
BANKS--SAVINGS & LOANS (0.4%)
Golden West Financial Corp.
 10.25%, due 12/1/00 (a).........    1,000,000      1,012,500
                                                 ------------
BEVERAGE--SOFT DRINKS (2.5%)
Pepsi Bottling Group, Inc.
 7.00%, due 3/1/29...............    7,000,000      6,282,500
                                                 ------------
BROADCAST/MEDIA (1.7%)
News America Inc.
 7.125%, due 4/8/28..............    5,000,000      4,206,250
                                                 ------------
CABLE TV (1.8%)
CSC Holdings Inc.
 7.25%, due 7/15/08..............    5,000,000      4,637,500
                                                 ------------
CHEMICALS (0.8%)
Rohm & Haas Co.
 6.95%, due 7/15/04..............    2,000,000      1,987,500
                                                 ------------
ELECTRIC POWER COMPANIES (5.2%)
Cleveland Electric Illuminating
 Co.
 7.88%, due 11/1/17..............    5,000,000      4,775,000
Commonwealth Edison Co.
 6.95%, due 7/15/18..............    5,000,000      4,506,250
Niagara Mohawk Power Corp.
 7.125%, due 7/1/01..............    3,780,489      3,761,586
                                                 ------------
                                                   13,042,836
                                                 ------------
FINANCIAL--MISCELLANEOUS (20.5%)
CIT Group Inc.
 6.50%, due 6/14/02..............    3,000,000      2,940,000
 7.125%, due 10/15/04............    2,000,000      1,942,500
Finova Capital Corp.
 7.25%, due 11/8/04..............    5,000,000      4,406,250

LONG-TERM BONDS (95.9%)+
CORPORATE BONDS (53.1%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
Ford Motor Credit Corp.
 7.375%, due 10/28/09............  $ 5,000,000   $  4,842,100
 7.50%, due 3/15/05..............    5,000,000      4,975,000
General Electric Capital Corp.
 7.25%, due 5/3/04...............    8,000,000      8,010,000
General Motors Acceptance Corp.
 5.625%, due 2/15/01.............    6,000,000      5,947,500
Household Finance Corp.
 7.875%, due 3/1/07..............    7,000,000      6,965,000
John Deere Capital Corp.
 5.35%, due 10/23/01.............    5,000,000      4,875,000
Norwest Financial, Inc.
 6.85%, due 7/15/09..............    7,000,000      6,580,000
                                                 ------------
                                                   51,483,350
                                                 ------------
OIL--INTEGRATED DOMESTIC (2.5%)
Phillips Petroleum Co.
 8.50%, due 5/25/05..............    6,000,000      6,210,000
                                                 ------------
RAILROADS (5.4%)
CSX Corp.
 7.05%, due 5/1/02...............    7,000,000      6,921,250
Norfolk Southern Corp.
 7.80%, due 5/15/27..............    7,000,000      6,728,750
                                                 ------------
                                                   13,650,000
                                                 ------------
RETAIL STORES--GENERAL
 MERCHANDISE (1.9%)
Wal-Mart Stores, Inc.
 6.875%, due 8/10/09.............    5,000,000      4,886,950
                                                 ------------
TELECOMMUNICATIONS--
 LONG DISTANCE (1.1%)
Sprint Capital Corp.
 6.90%, due 5/1/19...............    3,000,000      2,662,500
                                                 ------------
TELEPHONE (2.0%)
Deutsche Telekom International
 Finance
 8.25%, due 6/15/30..............    5,000,000      5,077,900
                                                 ------------
Total Corporate Bonds
 (Cost $138,377,242).............                 133,296,036
                                                 ------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (42.8%)
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (2.7%)
 5.91%, due 8/25/03..............    7,000,000      6,766,410
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)


U.S. GOVERNMENT &
FEDERAL AGENCIES (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (MORTGAGE
PASS-THROUGH SECURITIES) (26.8%)
 5.125%, due 2/15/04.............  $12,000,000   $ 11,277,840
 6.00%, due 2/1/14-10/1/28. .....   12,512,108     11,581,513
 6.50%, due 11/1/09-6/1/29.......   17,073,680     16,181,075
 7.00%, due 2/1/27-1/1/28........   14,474,740     13,968,125
 7.50%, due 7/1/28 ..............    4,225,006      4,162,940
 8.00%, due 5/1/25-12/1/29.......   10,168,488     10,209,773
                                                 ------------
                                                   67,381,266
                                                 ------------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION I
 (MORTGAGE PASS-THROUGH
 SECURITY) (0.6%)
 9.00%, due 4/15/26..............    1,469,444      1,519,037
                                                 ------------
UNITED STATES TREASURY
 BONDS (5.4%)
 6.125%, due 8/15/29.............    9,000,000      9,097,830
 7.125%, due 2/15/23.............    4,000,000      4,437,480
                                                 ------------
                                                   13,535,310
                                                 ------------
UNITED STATES TREASURY
 NOTES (7.3%)
 6.50%, due 8/15/05-2/15/10......   18,000,000     18,379,960
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $110,228,912).............                 107,581,983
                                                 ------------
Total Long-Term Bonds
 (Cost $248,606,154).............                 240,878,019
                                                 ------------
SHORT-TERM
INVESTMENTS (4.7%)
COMMERCIAL PAPER (4.7%)
Associates Corp. of North America
 5.07%, due on demand (b)........  $ 3,470,000   $  3,470,000
Goldman Sachs Group L.P.
 6.88%, due 7/06/00..............    2,312,000      2,309,790
Nestle Finance Co.
 6.72%, due 7/07/00..............    6,068,000      6,061,201
                                                 ------------
Total Short-Term Investments
 (Cost $11,840,991)..............                  11,840,991
                                                 ------------
Total Investments
 (Cost $260,447,145) (c).........        100.6%   252,719,010(d)
Liabilities in Excess of
 Cash and Other Assets...........         (0.6)    (1,459,007)
                                    ----------   ============
Net Assets.......................        100.0%  $251,260,003
                                    ==========   ============


------------
(a) Long-term security maturing within the subsequent twelve month period.
(b) Adjustable rate. Rate shown is the rate in effect at June 30, 2000.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.
(d) At June 30, 2000, net unrealized depreciation was $7,728,135, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $824,205 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,552,340.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $260,447,145).........   $252,719,010
Cash.....................................          1,245
Receivables:
  Investment securities sold.............      5,269,070
  Interest...............................      4,107,461
  Fund shares sold.......................         25,414
                                            ------------
        Total assets.....................    262,122,200
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........     10,414,108
  Fund shares redeemed...................        270,566
  Shareholder communication..............         55,747
  Advisor................................         51,376
  Administrator..........................         41,101
  Directors..............................            663
Accrued expenses.........................         28,636
                                            ------------
        Total liabilities................     10,862,197
                                            ------------
Net assets applicable to outstanding
  shares.................................   $251,260,003
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    199,076
Additional paid-in capital...............    257,560,328
Accumulated undistributed net investment
  income.................................      8,344,824
Accumulated net realized loss on
  investments............................     (7,116,090)
Net unrealized depreciation on
  investments............................     (7,728,135)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $251,260,003
                                            ============
Shares of capital stock outstanding......     19,907,493
                                            ============
Net asset value per share outstanding....   $      12.62
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $  9,007,943
                                            ------------
Expenses:
  Advisory...............................        325,458
  Administration.........................        260,366
  Shareholder communication..............         36,374
  Professional...........................         23,491
  Directors..............................          4,877
  Portfolio pricing......................          4,132
  Miscellaneous..........................          8,421
                                            ------------
        Total expenses...................        663,119
                                            ------------
Net investment income....................      8,344,824
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss on investments.........     (3,664,807)
Net change in unrealized depreciation on
  investments............................      3,121,604
                                            ------------
Net realized and unrealized loss on
  investments............................       (543,203)
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  7,801,621
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                  2000           1999
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $  8,344,824   $ 17,141,455
  Net realized loss on investments..........................    (3,664,807)    (3,386,687)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     3,121,604    (18,241,917)
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................     7,801,621     (4,487,149)
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................            --    (17,287,214)
  From net realized gain on investments.....................            --        (25,226)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......            --    (17,312,440)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................     5,423,028     59,285,805
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............            --     17,312,440
                                                              ------------   ------------
                                                                 5,423,028     76,598,245
  Cost of shares redeemed...................................   (49,325,768)   (44,829,765)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................   (43,902,740)    31,768,480
                                                              ------------   ------------
Net increase (decrease) in net assets.......................   (36,101,119)     9,968,891
NET ASSETS:
Beginning of period.........................................   287,361,122    277,392,231
                                                              ------------   ------------
End of period...............................................  $251,260,003   $287,361,122
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  8,344,824   $         --
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                SIX MONTHS
                                  ENDED
                                 JUNE 30,                               YEAR ENDED DECEMBER 31
                                  2000*            1999           1998           1997           1996           1995
                               ----------------------------------------------------------------------------------------
Net asset value at beginning
  of period..................  $      12.24    $      13.23   $      13.14   $      12.83   $      13.42   $      12.09
                               ------------    ------------   ------------   ------------   ------------   ------------
Net investment income........          0.42            0.78           0.74           0.88           0.87           0.88
Net realized and unrealized
  gain (loss) on
  investments................         (0.04)          (0.99)          0.46           0.35          (0.59)          1.33
                               ------------    ------------   ------------   ------------   ------------   ------------
Total from investment
  operations.................          0.38           (0.21)          1.20           1.23           0.28           2.21
                               ------------    ------------   ------------   ------------   ------------   ------------
Less dividends and
  distributions:
  From net investment
    income...................            --           (0.78)         (0.74)         (0.88)         (0.87)         (0.88)
  From net realized gain on
    investments..............            --           (0.00)(a)        (0.37)        (0.04)           --             --
                               ------------    ------------   ------------   ------------   ------------   ------------
Total dividends and
  distributions..............            --           (0.78)         (1.11)         (0.92)         (0.87)         (0.88)
                               ------------    ------------   ------------   ------------   ------------   ------------
Net asset value at end of
  period.....................  $      12.62    $      12.24   $      13.23   $      13.14   $      12.83   $      13.42
                               ============    ============   ============   ============   ============   ============
Total investment return......          3.09%(b)        (1.53%)         9.12%         9.65%          2.05%         18.31%
Ratios (to average net
  assets)/ Supplemental Data:
  Net investment income......          6.41%+          5.86%          5.86%          6.42%          6.31%          6.55%
  Net expenses...............          0.51%+          0.50%          0.52%          0.50%          0.58%          0.62%
  Expenses (before
    reimbursement)...........          0.51%+          0.50%          0.52%          0.50%          0.58%          0.91%
Portfolio turnover rate......            36%            161%           206%           187%           103%            81%
Net assets at end of period
  (in 000's).................  $    251,260    $    287,361   $    277,392   $    228,949   $    226,375   $    235,030

------------
(a) Less than one cent per share.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)



COMMON STOCKS (96.8%)+
                                    SHARES          VALUE
                                  ------------------------
AEROSPACE/DEFENSE (1.1%)
Boeing Co. (The)................      360,000   $   15,052,500
                                                --------------
ALUMINUM (0.7%)
Alcoa Inc. .....................      350,000       10,150,000
                                                --------------
BANKS (2.0%)
Bank of New York Co., Inc.
 (The)..........................      370,000       17,205,000
Chase Manhattan Corp. (The).....      240,000       11,055,000
                                                --------------
                                                    28,260,000
                                                --------------
BEVERAGES--ALCOHOLIC (1.1%)
Anheuser-Busch Cos., Inc. ......      195,000       14,564,062
                                                --------------
BEVERAGES--SOFT DRINKS (0.6%)
Coca-Cola Co. (The).............      150,000        8,615,625
                                                --------------
BIOTECHNOLOGY (0.9%)
Genentech, Inc. (a).............       68,000       11,696,000
                                                --------------
BROADCAST/MEDIA (2.8%)
AMFM Inc. (a)...................      100,578        6,939,882
Comcast Corp. Special Class A
 (a)............................      292,500       11,846,250
MediaOne Group Inc. (a).........      180,000       11,957,850
USA Networks, Inc. (a)..........      394,000        8,520,250
                                                --------------
                                                    39,264,232
                                                --------------
CHEMICALS (1.2%)
Eastman Chemical Co. ...........      117,500        5,610,625
Praxair, Inc. ..................      125,000        4,679,687
Rohm & Haas Co. ................      163,600        5,644,200
                                                --------------
                                                    15,934,512
                                                --------------
COMMUNICATIONS--EQUIPMENT (13.5%)
ADC Telecommunications, Inc.
 (a)............................      292,500       24,533,437
Andrew Corp. (a)................      440,000       14,767,500
Cisco Systems, Inc. (a).........      490,000       31,145,625
Corning Inc. ...................       85,000       22,939,375
Hughes Electronics Corp. (a)....      160,000       14,040,000
JDS Uniphase Corp. (a)..........       85,000       10,189,375
Nokia Corp. ADR (b).............      300,000       14,981,250
Nortel Networks Corp. ..........      400,000       27,300,000
QUALCOMM Inc. (a)...............      134,000        8,040,000
Tellabs, Inc. (a)...............      299,000       20,462,813
                                                --------------
                                                   188,399,375
                                                --------------
COMPUTER SOFTWARE & SERVICES (5.3%)
ACNielsen Corp. (a).............      230,000        5,060,000
Comdisco, Inc. .................      325,000        7,251,562
First Data Corp. ...............       63,000        3,126,375
Keane, Inc. (a).................      388,000        8,390,500
Microsoft Corp. (a).............      180,000       14,400,000
Oracle Corp. (a)................      179,000       15,047,188
SunGard Data Systems Inc. (a)...      425,000       13,175,000
Symantec Corp. (a)..............      150,000        8,090,625
                                                --------------
                                                    74,541,250
                                                --------------

                                    SHARES          VALUE
                                  ------------------------
COMPUTER SYSTEMS (5.1%)
Compaq Computer Corp. ..........      522,000   $   13,343,625
EMC Corp. (a)...................      310,000       23,850,625
International Business Machines
 Corp. .........................      125,000       13,695,312
Sun Microsystems, Inc. (a)......      230,000       20,915,625
                                                --------------
                                                    71,805,187
                                                --------------
COMPUTERS--NETWORKING (0.5%)
Sycamore Networks, Inc. (a).....       60,000        6,622,500
                                                --------------
COSMETICS/PERSONAL CARE (1.3%)
Avon Products, Inc. ............      400,000       17,800,000
                                                --------------
ELECTRIC POWER COMPANIES (0.4%)
Duke Energy Corp. ..............      100,000        5,637,500
                                                --------------
ELECTRICAL EQUIPMENT (2.4%)
General Electric Co. ...........      630,000       33,390,000
                                                --------------
ELECTRONICS--COMPONENTS (2.1%)
SCI Systems, Inc. (a)...........      300,000       11,756,250
SPX Corp. (a)...................      150,000       18,140,625
                                                --------------
                                                    29,896,875
                                                --------------
ELECTRONICS--SEMICONDUCTORS (7.5%)
Advanced Micro Devices, Inc.
 (a)............................      200,000       15,450,000
Applied Materials, Inc. (a).....      149,300       13,530,312
Intel Corp. ....................      175,000       23,395,312
National Semiconductor Corp.
 (a)............................      225,000       12,768,750
Novellus Systems, Inc. (a)......      193,000       10,916,563
Rambus Inc. (a).................       80,000        8,240,000
Texas Instruments Inc. .........      292,000       20,056,750
                                                --------------
                                                   104,357,687
                                                --------------
ENTERTAINMENT (3.4%)
Time Warner Inc. ...............      200,000       15,200,000
Viacom Inc. Class B (a).........      260,400       17,756,025
Walt Disney Co. (The)...........      365,000       14,166,562
                                                --------------
                                                    47,122,587
                                                --------------
FINANCE (3.1%)
American Express Co. ...........      270,000       14,073,750
Citigroup Inc. .................      237,000       14,279,250
Morgan Stanley Dean Witter &
 Co. ...........................      184,000       15,318,000
                                                --------------
                                                    43,671,000
                                                --------------
FOOD & HEALTH CARE DISTRIBUTORS (1.1%)
SYSCO Corp. ....................      360,000       15,165,000
                                                --------------

------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)


COMMON STOCKS (CONTINUED)

                                    SHARES          VALUE
                                  -------------------------
HEALTH CARE--DRUGS (5.1%)
Lilly (Eli) & Co. ..............      200,000   $   19,975,000
Pfizer Inc. ....................      624,937       29,997,000
Pharmacia Corp. ................      349,300       18,054,443
SmithKline Beecham PLC ADR (b)..       49,700        3,239,819
                                                --------------
                                                    71,266,262
                                                --------------
HEALTH CARE--MEDICAL PRODUCTS (2.8%)
Guidant Corp. (a)...............      225,000       11,137,500
Medtronic, Inc. ................      315,800       15,730,787
Stryker Corp. (a)...............      184,000        8,050,000
Sybron International Corp.
 (a)............................      240,000        4,755,000
                                                --------------
                                                    39,673,287
                                                --------------
HEALTH CARE--MISCELLANEOUS (2.6%)
Amgen Inc. (a)..................      260,000       18,265,000
Johnson & Johnson...............      180,000       18,337,500
                                                --------------
                                                    36,602,500
                                                --------------
INSURANCE (4.8%)
ACE Ltd. .......................      475,000       13,300,000
American International Group,
 Inc. ..........................      180,750       21,238,125
Marsh & McLennan Cos., Inc. ....      135,000       14,099,063
Radian Group Inc. ..............      124,000        6,417,000
St. Paul Cos., Inc. (The).......      351,000       11,977,875
                                                --------------
                                                    67,032,063
                                                --------------
INTERNET SOFTWARE & SERVICES (1.2%)
Alteon Websystems, Inc. (a).....       70,000        7,004,375
Genuity Inc. (a)................    1,063,800        9,740,472
                                                --------------
                                                    16,744,847
                                                --------------
INVESTMENT BANK/BROKERAGE (1.0%)
Merrill Lynch & Co., Inc. ......      124,500       14,317,500
                                                --------------
MANUFACTURING (1.1%)
Tyco International Ltd. ........      325,000       15,396,875
                                                --------------
NATURAL GAS DISTRIBUTORS & PIPELINES (2.9%)
Coastal Corp. (The).............      280,000       17,045,000
Enron Corp. ....................      190,000       12,255,000
Williams Cos., Inc. (The).......      275,000       11,464,063
                                                --------------
                                                    40,764,063
                                                --------------
OIL & GAS SERVICES (1.0%)
Schlumberger Ltd. ..............      185,000       13,805,625
                                                --------------
OIL--INTEGRATED DOMESTIC (0.6%)
Tosco Corp. ....................      300,000        8,493,750
                                                --------------
OIL--INTEGRATED INTERNATIONAL (2.3%)
BP Amoco PLC ADR (b)............       61,500        3,478,594
Chevron Corp. ..................      170,000       14,418,125
Exxon Mobil Corp. ..............      184,821       14,508,448
                                                --------------
                                                    32,405,167
                                                --------------

                                    SHARES          VALUE
                                  -------------------------
REAL ESTATE INVESTMENT/MANAGEMENT (1.1%)
First Industrial Realty Trust,
 Inc. ..........................      350,000   $   10,325,000
Liberty Property Trust..........      166,500        4,318,594
                                                --------------
                                                    14,643,594
                                                --------------
RETAIL (5.3%)
CVS Corp. ......................      354,000       14,160,000
Kroger Co. (The) (a)............      540,000       11,913,750
RadioShack Corp. ...............       37,100        1,757,613
Target Corp. ...................      200,000       11,600,000
Walgreen Co. ...................      535,000       17,220,313
Wal-Mart Stores, Inc. ..........      300,000       17,287,500
                                                --------------
                                                    73,939,176
                                                --------------
SPECIALIZED SERVICES (1.6%)
Cendant Corp. (a)...............      700,000        9,800,000
Convergys Corp. (a).............      250,000       12,968,750
                                                --------------
                                                    22,768,750
                                                --------------
TELECOMMUNICATIONS (3.2%)
Allegiance Telecom, Inc. (a)....      150,000        9,600,000
Dobson Communications Corp.
 (a)............................      135,000        2,598,750
Sprint Corp. (FON Group)........      333,600       17,013,600
Sprint Corp. (PCS Group) (a)....      110,000        6,545,000
Time Warner Telecom Inc. Class A
 (a)............................       22,500        1,448,438
Western Wireless Corp. Class A
 (a)............................      146,000        7,957,000
                                                --------------
                                                    45,162,788
                                                --------------
TELEPHONE (3.9%)
ALLTEL Corp. ...................      175,000       10,839,063
Bell Atlantic Corp. ............      200,000       10,162,500
GTE Corp. ......................       30,000        1,867,500
Qwest Communications
 International Inc. (a) (c).....      400,000       19,875,000
SBC Communications Inc. ........      271,096       11,724,902
                                                --------------
                                                    54,468,965
                                                --------------
TEXTILES (0.2%)
WestPoint Stevens Inc. .........      260,000        2,892,500
                                                --------------
Total Common Stocks (cost
 $927,149,038)..................                 1,352,323,604
                                                --------------
SHORT-TERM
INVESTMENTS (3.6%)
                                   PRINCIPAL
                                    AMOUNT
                                  -----------
COMMERCIAL PAPER (3.6%)
Associates Corp. of North
 America 6.20%, due on demand
 (d)............................  $10,917,000       10,917,000
Budget Funding Corp. 6.90%, due
 7/05/00........................    8,956,000        8,949,127
Goldman Sachs Group Inc. 6.95%,
 due 7/03/00....................   19,820,000       19,812,346

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.


SHORT-TERM
INVESTMENTS (CONTINUED)
                                   PRINCIPAL
                                    AMOUNT          VALUE
                                  ------------------------
COMMERCIAL PAPER (Continued)
Nordstrom Inc. 6.65%, due
 7/11/00........................  $10,010,000   $    9,991,496
                                                --------------
Total Short-Term Investments
 (Cost $49,669,969).............                    49,669,969
                                                --------------
Total Investments (Cost
 $976,819,007) (e)..............        100.4%   1,401,993,573(f)
Liabilities in Excess of Cash
 and Other Assets...............         (0.4)      (4,711,516)
                                  -----------   --------------
Net Assets......................        100.0%  $1,397,282,057
                                  ===========   ==============

------------
(a)  Non-income producing security.
(b)  ADR--American Depository Receipt.
(c)  Represents security out on loan. (See Note 2J)
(d)  Adjustable rate. Rate shown is the rate in effect at June 30, 2000.
(e)  The cost for federal income tax purposes is $976,624,050.
(f) At June 30, 2000 net unrealized appreciation was $425,369,523, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $463,098,329 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $37,728,806.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)


ASSETS:
Investment in securities, at value
  (identified cost $976,819,007).......   $1,401,993,573
Collateral held for securities loaned
  at value (Note 2J)...................       19,812,346
Cash...................................              330
Receivables:
  Investment securities sold...........       66,356,275
  Dividends and interest...............          834,410
  Fund shares sold.....................          275,364
                                          --------------
        Total assets...................    1,489,272,298
                                          --------------
LIABILITIES:
Securities lending collateral (Note
  2J)..................................       19,812,346
Payables:
  Investment securities purchased......       70,920,003
  Fund shares redeemed.................          432,064
  Adviser..............................          287,284
  Shareholder communication............          274,147
  Administrator........................          229,827
  Custodian............................            1,119
  Directors............................              868
Accrued expenses.......................           32,583
                                          --------------
        Total liabilities..............       91,990,241
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,397,282,057
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized...........................   $      491,843
Additional paid-in capital.............      906,493,600
Accumulated undistributed net
  investment income....................        3,920,254
Accumulated undistributed net realized
  gain on investments..................       61,201,794
Net unrealized appreciation on
  investments..........................      425,174,566
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,397,282,057
                                          ==============
Shares of capital stock outstanding....       49,184,335
                                          ==============
Net asset value per share
  outstanding..........................   $        28.41
                                          ==============


STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $    5,686,436
  Interest.............................        1,540,770
                                          --------------
        Total income...................        7,227,206
                                          --------------
Expenses:
  Advisory.............................        1,678,426
  Administration.......................        1,342,740
  Shareholder communication............          190,990
  Professional.........................           45,235
  Directors............................           22,215
  Miscellaneous........................           27,346
                                          --------------
        Total expenses.................        3,306,952
                                          --------------
Net investment income..................        3,920,254
                                          --------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments.......       61,006,837
Net change in unrealized appreciation
  on investments.......................      (33,615,909)
                                          --------------
Net realized and unrealized gain on
  investments..........................       27,390,928
                                          --------------
Net increase in net assets resulting
  from operations......................   $   31,311,182
                                          ==============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $46,659.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                   2000             1999
                                                              -------------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    3,920,254   $    6,930,558
  Net realized gain on investments..........................      61,006,837      116,289,799
  Net change in unrealized appreciation on investments......     (33,615,909)     175,477,844
                                                              --------------   --------------
  Net increase in net assets resulting from operations......      31,311,182      298,698,201
                                                              --------------   --------------
Dividends and distributions to shareholders:
  From net investment income................................              --       (6,931,381)
  From net realized gain on investments.....................              --     (116,319,036)
                                                              --------------   --------------
    Total dividends and distributions to shareholders.......              --     (123,250,417)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     136,803,698      163,123,595
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............              --      123,250,417
                                                              --------------   --------------
                                                                 136,803,698      286,374,012
  Cost of shares redeemed...................................     (83,738,301)    (145,652,758)
                                                              --------------   --------------
  Increase in net assets derived from capital share
    transactions............................................      53,065,397      140,721,254
                                                              --------------   --------------
Net increase in net assets..................................      84,376,579      316,169,038
NET ASSETS:
Beginning of period.........................................   1,312,905,478      996,736,440
                                                              --------------   --------------
End of period...............................................  $1,397,282,057   $1,312,905,478
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                SIX MONTHS
                                  ENDED
                                 JUNE 30,                               YEAR ENDED DECEMBER 31
                                  2000*            1999           1998           1997           1996           1995
                               ----------------------------------------------------------------------------------
Net asset value at beginning
  of period..................  $      27.78    $      23.62   $      20.31   $      18.63   $      17.22   $      14.69
                               ------------    ------------   ------------   ------------   ------------   ------------
Net investment income........          0.08            0.16           0.19           0.16           0.18           0.22
Net realized and unrealized
  gain on investments........          0.55            6.89           5.21           4.74           4.06           4.06
                               ------------    ------------   ------------   ------------   ------------   ------------
Total from investment
  operations.................          0.63            7.05           5.40           4.90           4.24           4.28
                               ------------    ------------   ------------   ------------   ------------   ------------
Less dividends and
  distributions:
  From net investment
    income...................            --           (0.16)         (0.19)         (0.16)         (0.18)         (0.22)
  From net realized gain
    on investments...........            --           (2.73)         (1.90)         (3.06)         (2.65)         (1.53)
                               ------------    ------------   ------------   ------------   ------------   ------------
Total dividends and
  distributions..............            --           (2.89)         (2.09)         (3.22)         (2.83)         (1.75)
                               ------------    ------------   ------------   ------------   ------------   ------------
Net asset value at end of
  period.....................  $      28.41    $      27.78   $      23.62   $      20.31   $      18.63   $      17.22
                               ============    ============   ============   ============   ============   ============
Total investment return......          2.28%(a)        29.96%        26.59%         26.75%         24.50%         29.16%
Ratios (to average net
  assets)/ Supplemental Data:
  Net investment income......          0.58%+          0.63%          0.84%          0.80%          0.98%          1.29%
  Net expenses...............          0.52%+          0.49%          0.51%          0.50%          0.58%          0.62%
  Expenses (before
    reimbursement)...........          0.52%+          0.49%          0.51%          0.50%          0.58%          0.91%
Portfolio turnover rate......            37%             71%            69%           103%           104%           104%
Net assets at end of period
  (in 000's).................  $  1,397,282    $  1,312,905   $    996,736   $    759,054   $    564,685   $    427,507

------------
(a) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)


COMMON STOCKS (97.1%)+
                                    SHARES          VALUE
                                  ------------------------
AEROSPACE/DEFENSE (0.8%)
Boeing Co. (The)................      110,267   $    4,610,539
General Dynamics Corp. .........       25,383        1,326,262
Goodrich (B.F.) Co. (The).......       14,026          477,761
Lockheed Martin Corp. ..........       50,308        1,248,267
Northrop Grumman Corp. .........        8,720          577,700
Raytheon Co. Class B............       42,926          826,325
Rockwell International Corp. ...       24,468          770,742
United Technologies Corp. ......       60,284        3,549,221
                                                --------------
                                                    13,386,817
                                                --------------
AIRLINES (0.2%)
AMR Corp. (a)...................       19,465          514,606
Delta Air Lines, Inc. ..........       15,513          784,376
Southwest Airlines Co. .........       64,173        1,215,276
US Airways Group, Inc. (a)......        9,384          365,976
                                                --------------
                                                     2,880,234
                                                --------------
ALUMINUM (0.2%)
Alcan Aluminum Ltd. ............       28,779          892,149
Alcoa Inc. .....................      109,062        3,162,798
                                                --------------
                                                     4,054,947
                                                --------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. .......        9,664          107,512
Delphi Automotive Systems
 Corp. .........................       71,832        1,046,053
Genuine Parts Co. ..............       22,880          457,600
Goodyear Tire & Rubber Co.
 (The)..........................       19,855          397,100
Visteon Corp. (a)...............       16,477          199,794
                                                --------------
                                                     2,208,059
                                                --------------
AUTOMOBILES (0.6%)
Ford Motor Co. .................      153,344        6,593,792
General Motors Corp. ...........       67,586        3,924,212
                                                --------------
                                                    10,518,004
                                                --------------
BANKS--MAJOR REGIONAL (2.9%)
AmSouth Bancorp.................       49,886          785,704
Bank of New York Co., Inc.
 (The)..........................       93,356        4,341,054
Bank One Corp. .................      145,741        3,871,245
BB&T Corp. .....................       43,875        1,047,516
Comerica Inc. ..................       19,906          893,282
Fifth Third Bancorp.............       38,450        2,431,962
Firstar Corp. ..................      123,771        2,606,927
FleetBoston Financial Corp. ....      113,810        3,869,540
Huntington Bancshares Inc. .....       28,884          456,728
KeyCorp.........................       57,169        1,007,604
Mellon Financial Corp. .........       62,004        2,259,271
National City Corp. ............       78,730        1,343,331
Northern Trust Corp. ...........       28,448        1,850,898
Old Kent Financial Corp. .......       16,380          438,165
PNC Financial Services Group,
 Inc. (The).....................       37,316        1,749,188
Regions Financial Corp. ........       28,516          566,755
SouthTrust Corp. ...............       21,283          481,528
State Street Corp. .............       20,370        2,160,493
Summit Bancorp..................       21,988          541,454

                                    SHARES          VALUE
                                  ------------------------
SunTrust Banks, Inc. ...........       38,205   $    1,745,491
Synovus Financial Corp. ........       34,670          611,059
Union Planters Corp. ...........       18,114          506,060
U.S. Bancorp....................       92,904        1,788,402
Wachovia Corp. .................       25,859        1,402,851
Wells Fargo Co. ................      203,394        7,881,517
                                                --------------
                                                    46,638,025
                                                --------------
BANKS--MONEY CENTER (1.3%)
Bank of America Corp. ..........      210,264        9,041,352
Chase Manhattan Corp. (The).....      157,164        7,239,367
First Union Corp. ..............      125,459        3,112,951
Morgan (J.P.) & Co., Inc. ......       20,510        2,258,664
                                                --------------
                                                    21,652,334
                                                --------------
BANKS--SAVINGS & LOANS (0.2%)
Charter One Financial, Inc. ....       26,000          598,000
Golden West Financial Corp. ....       20,528          837,799
Washington Mutual, Inc. ........       69,153        1,996,793
                                                --------------
                                                     3,432,592
                                                --------------
BEVERAGES--ALCOHOLIC (0.3%)
Anheuser-Busch Cos., Inc. ......       57,047        4,260,698
Brown-Forman Corp.
 Class B........................        8,674          466,227
Coors (Adolph) Co.
 Class B........................        4,722          285,681
                                                --------------
                                                     5,012,606
                                                --------------
BEVERAGES--SOFT DRINKS (1.6%)
Coca-Cola Co. (The) (c).........      312,447       17,946,175
Coca-Cola Enterprises Inc. .....       54,104          882,571
PepsiCo, Inc. ..................      181,982        8,086,825
                                                --------------
                                                    26,915,571
                                                --------------
BROADCAST/MEDIA (0.8%)
Clear Channel Communications,
 Inc. (a).......................       42,424        3,181,800
Comcast Corp. Special Class A
 (a)............................      113,338        4,590,189
MediaOne Group Inc. (a).........       77,192        5,128,058
                                                --------------
                                                    12,900,047
                                                --------------
BUILDING MATERIALS (0.1%)
Masco Corp. ....................       56,350        1,017,822
Owens Corning...................        7,014           64,880
Sherwin-Williams Co. (The)......       21,628          458,243
Vulcan Materials Co. ...........       12,800          546,400
                                                --------------
                                                     2,087,345
                                                --------------
CHEMICALS (0.8%)
Air Products & Chemicals,
 Inc. ..........................       29,308          903,053
Dow Chemical Co. (The)..........       84,237        2,542,904
Du Pont (E.I.) De Nemours &
 Co. ...........................      132,770        5,808,688
Eastman Chemical Co. ...........       10,100          482,275
Hercules Inc. ..................       12,916          181,631
Praxair, Inc. ..................       20,082          751,820

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ----------------------------
CHEMICALS (Continued)
Rohm & Haas Co. ................       27,086   $      934,467
Union Carbide Corp. ............       16,844          833,778
                                                --------------
                                                    12,438,616
                                                --------------
CHEMICALS--DIVERSIFIED (0.1%)
Avery Dennison Corp. ...........       14,490          972,641
Engelhard Corp. ................       16,005          273,085
FMC Corp. (a)...................        3,937          228,346
PPG Industries, Inc. ...........       22,072          978,066
                                                --------------
                                                     2,452,138
                                                --------------
CHEMICALS--SPECIALTY (0.0%) (b)
Grace (W.R.) & Co. (a)..........        8,937          108,361
Great Lakes Chemical Corp. .....        7,371          232,187
Sigma-Aldrich Corp. ............       12,846          375,745
                                                --------------
                                                       716,293
                                                --------------
COMMUNICATIONS--EQUIPMENT MANUFACTURERS
 (8.3%)
ADC Telecommunications, Inc.
 (a)............................       38,100        3,195,637
Andrew Corp. (a)................       10,293          345,459
Cabletron Systems, Inc. (a).....       23,347          589,512
Cisco Systems, Inc. (a).........      868,128       55,180,386
Comverse Technology, Inc. (a)...       19,400        1,804,200
Corning Inc. ...................       34,995        9,444,276
Lucent Technologies Inc. .......      400,308       23,718,249
Network Appliance, Inc. (a).....       38,600        3,107,300
Nortel Networks Corp. ..........      366,096       24,986,052
QUALCOMM Inc. (a)...............       93,600        5,616,000
Scientific-Atlanta, Inc. .......       19,986        1,488,957
Tellabs, Inc. (a)...............       51,124        3,498,799
3Com Corp. (a)..................       43,778        2,522,707
                                                --------------
                                                   135,497,534
                                                --------------
COMPUTER SOFTWARE & SERVICES (8.7%)
Adobe Systems Inc. .............       15,078        1,960,140
America Online, Inc. (a)........      287,392       15,159,928
Autodesk, Inc. .................        7,527          261,093
Automatic Data Processing,
 Inc. ..........................       79,978        4,283,822
BMC Software, Inc. (a)..........       30,203        1,101,938
Ceridian Corp. (a)..............       18,329          441,042
Citrix Systems, Inc. (a)........       22,400          424,200
Computer Associates
 International, Inc. ...........       74,632        3,820,225
Computer Sciences Corp. (a).....       21,140        1,578,894
Compuware Corp. (a).............       46,719          484,710
Electronic Data Systems
 Corp. .........................       59,846        2,468,647
Equifax Inc. ...................       18,411          483,289
First Data Corp. ...............       53,218        2,640,943
Microsoft Corp. (a)(c)..........      660,404       52,832,320
Novell, Inc. (a)................       42,308          391,349
Oracle Corp. (a)................      358,398       30,127,832
Parametric Technology Corp.
 (a)............................       35,164          386,804
Paychex, Inc. ..................       46,977        1,973,034
PeopleSoft, Inc. (a)............       32,327          541,477
Sabre Holdings Corp. (a)........       16,471          469,423
Sapient Corp. (a)...............        7,700          823,419

                                    SHARES          VALUE
                                  ----------------------------
COMPUTER SOFTWARE & SERVICES (Continued)
Shared Medical Systems Corp. ...        3,299   $      240,621
Siebel Systems, Inc. (a)........       24,400        3,990,925
VERITAS Software Corp. (a)......       49,600        5,605,574
Yahoo! Inc. (a).................       66,800        8,274,850
                                                --------------
                                                   140,766,499
                                                --------------
COMPUTER SYSTEMS (6.6%)
Apple Computer, Inc. (a)........       40,770        2,135,329
Compaq Computer Corp. ..........      214,918        5,493,841
Dell Computer Corp. (a).........      325,679       16,060,046
EMC Corp. (a)...................      258,086       19,856,492
Gateway, Inc. (a)...............       40,132        2,277,491
Hewlett-Packard Co. ............      126,231       15,763,096
International Business Machines
 Corp. .........................      223,354       24,471,223
Lexmark International Group,
 Inc. (a).......................       16,400        1,102,900
NCR Corp. (a)...................       12,200          475,037
Seagate Technology, Inc. (a)....       27,443        1,509,365
Silicon Graphics, Inc. (a)......        8,091           30,341
Sun Microsystems, Inc. (a)......      200,288       18,213,690
Unisys Corp. (a)................       38,849          565,739
                                                --------------
                                                   107,954,590
                                                --------------
CONGLOMERATES (0.1%)
Textron Inc. ...................       19,149        1,040,030
                                                --------------
CONTAINERS--METAL & GLASS (0.0%) (b)
Ball Corp. .....................        3,807          122,538
Crown Cork & Seal Co., Inc. ....       15,687          235,305
Owens-Illinois, Inc. (a)........       19,871          232,242
                                                --------------
                                                       590,085
                                                --------------
CONTAINERS--PAPER (0.0%) (b)
Bemis Co., Inc. ................        6,820          229,323
Pactiv Corp. (a)................       21,790          171,596
Temple-Inland Inc. .............        7,160          300,720
                                                --------------
                                                       701,639
                                                --------------
COSMETICS/PERSONAL CARE (0.4%)
Alberto-Culver Co. Class B......        7,169          219,103
Avon Products, Inc. ............       30,793        1,370,288
Gillette Co. (The)..............      131,844        4,606,300
International Flavors &
 Fragrances Inc. ...............       13,498          407,471
                                                --------------
                                                     6,603,162
                                                --------------
ELECTRIC POWER COMPANIES (1.5%)
Ameren Corp. ...................       17,543          592,076
American Electric Power Co.,
 Inc. ..........................       40,811        1,209,026
Cinergy Corp. ..................       20,172          513,125
CMS Energy Corp. ...............       14,900          329,662
Consolidated Edison, Inc. ......       28,377          840,669
Constellation Energy Group,
 Inc. ..........................       19,059          620,609
CP&L Energy, Inc. ..............       20,265          647,213
Dominion Resources, Inc. .......       30,179        1,293,925
DTE Energy Co. .................       18,461          564,214
Duke Energy Corp. ..............       46,376        2,614,447

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ----------------------------
ELECTRIC POWER COMPANIES (Continued)
Edison International............       44,313   $      908,417
Entergy Corp. ..................       30,691          834,412
FirstEnergy Corp. ..............       29,941          699,871
Florida Progress Corp. .........       12,500          585,938
FPL Group, Inc. ................       22,783        1,127,758
GPU, Inc. ......................       16,045          434,218
New Century Energies Inc. ......       14,647          439,410
Niagara Mohawk Holdings Inc.
 (a)............................       23,812          331,880
Northern States Power Co. ......       19,524          394,141
PECO Energy Co. ................       21,364          861,236
PG&E Corp. .....................       48,979        1,206,108
Pinnacle West Capital Corp. ....       10,600          359,075
PPL Corp. ......................       19,967          438,026
Public Service Enterprise Group
 Inc. ..........................       28,071          971,958
Reliant Energy, Inc. ...........       37,756        1,116,162
Southern Co. (The)..............       81,846        1,908,035
TXU Corp. ......................       33,305          982,497
Unicom Corp. ...................       22,462          868,999
                                                --------------
                                                    23,693,107
                                                --------------
ELECTRICAL EQUIPMENT (4.7%)
American Power Conversion Corp.
 (a)............................       24,500          999,906
Cooper Industries, Inc. ........       12,062          392,769
Emerson Electric Co. ...........       53,851        3,251,254
General Electric Co. (c)........    1,245,944       66,035,032
Grainger (W.W.), Inc. ..........       11,874          365,868
Molex Inc. .....................       24,625        1,185,078
Sanmina Corp. (a)...............       16,800        1,436,400
Solectron Corp. (a).............       75,478        3,160,641
Thomas & Betts Corp. ...........        7,228          138,236
                                                --------------
                                                    76,965,184
                                                --------------
ELECTRONICS--DEFENSE (0.0%) (b)
PerkinElmer, Inc. ..............        5,752          380,351
                                                --------------
ELECTRONICS--INSTRUMENTATION (0.3%)
Agilent Technologies, Inc.
 (a)............................       57,525        4,242,469
Tektronix, Inc. ................        6,011          444,814
                                                --------------
                                                     4,687,283
                                                --------------
ELECTRONICS--SEMICONDUCTORS (7.3%)
Adaptec, Inc. (a)...............       12,800          291,200
Advanced Micro Devices, Inc.
 (a)............................       18,694        1,444,112
Altera Corp. (a)................       25,300        2,579,019
Analog Devices, Inc. (a)........       44,300        3,366,800
Applied Materials, Inc. (a).....       97,146        8,803,856
Broadcom Corp. (a)..............        6,494        1,421,780
Conexant Systems, Inc. (a)......       27,200        1,322,600
Intel Corp. ....................      422,820       56,525,749
KLA-Tencor Corp. (a)............       23,256        1,361,930
Linear Technology Corp. ........       39,300        2,512,744
LSI Logic Corp. (a).............       37,964        2,054,801
Maxim Integrated Products, Inc.
 (a)............................       35,200        2,391,400
Micron Technology, Inc. (a).....       68,476        6,030,168
MIPS Technologies, Inc. (a).....        1,121           43,168

                                    SHARES          VALUE
                                  ----------------------------
ELECTRONICS--SEMICONDUCTORS (Continued)
Motorola, Inc. .................      265,775   $    7,724,086
National Semiconductor Corp.
 (a)............................       21,403        1,214,620
Novellus Systems, Inc. (a)......       16,500          933,281
Teradyne, Inc. (a)..............       21,800        1,602,300
Texas Instruments Inc. .........      206,952       14,215,015
Xilinx, Inc. (a)................       40,300        3,327,269
                                                --------------
                                                   119,165,898
                                                --------------
ENGINEERING & CONSTRUCTION (0.0%) (b)
Fluor Corp. ....................        9,662          305,561
                                                --------------
ENTERTAINMENT (2.4%)
Seagram Co. Ltd. (The)..........       54,718        3,173,644
Time Warner Inc. ...............      163,222       12,404,872
Viacom Inc. Class B (a).........      192,511       13,126,844
Walt Disney Co. (The)...........      261,356       10,143,880
                                                --------------
                                                    38,849,240
                                                --------------
FINANCIAL--MISCELLANEOUS (4.2%)
AFLAC Inc. .....................       34,000        1,561,875
American Express Co. ...........      168,668        8,791,819
American General Corp. .........       32,073        1,956,453
Associates First Capital Corp.
 Class A........................       92,767        2,069,864
Citigroup Inc. .................      426,115       25,673,429
Fannie Mae......................      127,137        6,634,962
Franklin Resources Inc. ........       31,719          963,465
Freddie Mac.....................       88,604        3,588,462
MBIA Inc. ......................       12,746          614,198
MBNA Corp. .....................      102,297        2,774,806
Morgan Stanley Dean Witter &
 Co. ...........................      142,916       11,897,757
Price (T. Rowe) Associates,
 Inc. ..........................       16,100          684,250
SLM Holding Corp. ..............       20,683          774,320
                                                --------------
                                                    67,985,660
                                                --------------
FOOD (1.3%)
Bestfoods.......................       35,664        2,469,732
Campbell Soup Co. ..............       55,548        1,617,836
ConAgra, Inc. ..................       62,296        1,187,518
General Mills, Inc. ............       36,830        1,408,747
Heinz (H.J.) Co. ...............       45,759        2,001,956
Hershey Foods Corp. ............       17,791          866,199
Kellogg Co. ....................       51,660        1,536,885
Nabisco Group Holdings Corp. ...       41,347        1,072,438
Quaker Oats Co. (The)...........       17,041        1,280,205
Ralston-Ralston Purina Group....       38,705          771,681
Sara Lee Corp. .................      112,611        2,174,800
Unilever N.V. ..................       72,767        3,128,981
Wrigley (Wm.) Jr. Co. ..........       14,845        1,190,383
                                                --------------
                                                    20,707,361
                                                --------------
FOOD & HEALTH CARE DISTRIBUTORS (0.3%)
Cardinal Health, Inc. ..........       34,671        2,565,654
McKesson HBOC, Inc. ............       35,515          743,596

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ----------------------------
FOOD & HEALTH CARE DISTRIBUTORS (Continued)
SUPERVALU Inc. .................       15,539   $      296,212
SYSCO Corp. ....................       42,201        1,777,717
                                                --------------
                                                     5,383,179
                                                --------------
GOLD & PRECIOUS METALS MINING (0.1%)
Barrick Gold Corp. .............       49,737          904,592
Homestake Mining Co. ...........       33,102          227,576
Newmont Mining Corp. ...........       21,345          461,586
Placer Dome Inc. ...............       41,416          396,040
                                                --------------
                                                     1,989,794
                                                --------------
HARDWARE & TOOLS (0.1%)
Black & Decker Corp. (The)......       11,050          434,403
Snap-on Inc. ...................        8,427          224,369
Stanley Works (The).............       11,392          270,560
                                                --------------
                                                       929,332
                                                --------------
HEALTH CARE--DIVERSIFIED (3.2%)
Abbott Laboratories.............      193,911        8,641,159
Allergan, Inc. .................       17,228        1,283,486
American Home Products Corp. ...      164,616        9,671,190
Bristol-Myers Squibb Co. .......      249,042       14,506,696
Johnson & Johnson...............      175,610       17,890,269
Mallinckrodt Inc. ..............        8,904          386,768
                                                --------------
                                                    52,379,568
                                                --------------
HEALTH CARE--DRUGS (5.7%)
Lilly (Eli) & Co. ..............      138,646       13,847,269
Merck & Co., Inc. ..............      290,346       22,247,762
Pfizer Inc. ....................      789,023       37,873,104
Pharmacia Corp. ................      158,894        8,212,834
Schering-Plough Corp. ..........      184,857        9,335,279
Watson Pharmaceuticals, Inc.
 (a)............................       12,100          650,375
                                                --------------
                                                    92,166,623
                                                --------------
HEALTH CARE--HMOs (0.2%)
Aetna Inc. .....................       17,865        1,146,710
Humana Inc. (a).................       21,345          104,057
UnitedHealth Group Inc. (a).....       20,499        1,757,789
Wellpoint Health Networks Inc.
 (a)............................        8,600          622,962
                                                --------------
                                                     3,631,518
                                                --------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.2%)
HCA-The Healthcare Co. .........       72,353        2,197,722
Tenet Healthcare Corp. (a)......       39,589        1,068,903
                                                --------------
                                                     3,266,625
                                                --------------
HEALTH CARE--MEDICAL PRODUCTS (1.1%)
Bard (C.R.), Inc. ..............        6,596          317,433
Bausch & Lomb Inc. .............        7,252          561,123
Baxter International Inc. ......       37,132        2,610,844
Becton, Dickinson & Co. ........       31,956          916,738
Biomet, Inc. ...................       14,403          553,615
Boston Scientific Corp. (a).....       50,664        1,111,442

                                    SHARES          VALUE
                                  ----------------------------
HEALTH CARE--MEDICAL PRODUCTS (Continued)
Guidant Corp. (a)...............       38,563   $    1,908,868
Medtronic, Inc. ................      151,760        7,559,545
PE Corp.-PE Biosystems Group....       26,132        1,721,445
St. Jude Medical, Inc. (a)......       10,724          491,964
                                                --------------
                                                    17,753,017
                                                --------------
HEALTH CARE--MISCELLANEOUS (0.9%)
ALZA Corp. (a)..................       12,917          763,718
Amgen Inc. (a)..................      130,340        9,156,385
Biogen, Inc. (a)................       19,100        1,231,950
HEALTHSOUTH Corp. (a)...........       52,609          378,127
Manor Care, Inc. (a)............       14,155           99,085
MedImmune, Inc. (a).............       26,300        1,946,200
Quintiles Transnational Corp.
 (a)............................       14,600          206,225
                                                --------------
                                                    13,781,690
                                                --------------
HEAVY DUTY TRUCKS & PARTS (0.1%)
Cummins Engine Co., Inc. .......        5,295          144,289
Dana Corp. .....................       21,236          449,938
Eaton Corp. ....................        9,212          617,204
ITT Industries, Inc. ...........       11,190          339,896
Navistar International Corp.
 (a)............................        8,284          257,322
PACCAR Inc. ....................       10,028          397,986
                                                --------------
                                                     2,206,635
                                                --------------
HOMEBUILDING (0.0%) (b)
Centex Corp. ...................        7,558          177,613
Kaufman & Broad Home Corp. .....        5,285          104,709
Pulte Corp. ....................        5,517          119,305
                                                --------------
                                                       401,627
                                                --------------
HOTEL/MOTEL (0.2%)
Carnival Corp. .................       78,233        1,525,544
Harrah's Entertainment, Inc.
 (a)............................       16,285          340,967
Hilton Hotels Corp. ............       46,304          434,106
Marriott International, Inc.
 Class A........................       31,360        1,130,920
                                                --------------
                                                     3,431,537
                                                --------------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.1%)
Armstrong Holdings, Inc. .......        5,144           78,767
Leggett & Platt, Inc. ..........       25,500          420,750
Maytag Corp. ...................       11,226          413,959
Whirlpool Corp. ................        9,595          447,367
                                                --------------
                                                     1,360,843
                                                --------------
HOUSEHOLD PRODUCTS (1.2%)
Clorox Co. (The)................       30,226        1,354,503
Colgate-Palmolive Co. ..........       72,832        4,360,816
Fort James Corp. ...............       28,123          650,344
Kimberly-Clark Corp. ...........       70,476        4,043,561
Procter & Gamble Co. (The)......      165,077        9,450,658
                                                --------------
                                                    19,859,882
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ----------------------------
HOUSEWARES (0.1%)
Fortune Brands, Inc. ...........       21,313   $      491,531
Newell Rubbermaid Inc. .........       35,973          926,305
Tupperware Corp. ...............        7,245          159,390
                                                --------------
                                                     1,577,226
                                                --------------
INSURANCE BROKERS (0.3%)
Aon Corp. ......................       32,690        1,015,433
Marsh & McLennan Cos., Inc. ....       33,856        3,535,836
                                                --------------
                                                     4,551,269
                                                --------------
INSURANCE--LIFE (0.2%)
Conseco, Inc. ..................       41,267          402,353
Jefferson-Pilot Corp. ..........       13,506          762,245
Lincoln National Corp. .........       25,646          926,462
Torchmark Corp. ................       16,932          418,009
UNUMProvident Corp. ............       30,509          612,087
                                                --------------
                                                     3,121,156
                                                --------------
INSURANCE--MULTI-LINE (1.6%)
American International Group,
 Inc. ..........................      194,555       22,860,213
CIGNA Corp. ....................       20,574        1,923,669
Hartford Financial Services
 Group, Inc. (The)..............       27,082        1,514,899
                                                --------------
                                                    26,298,781
                                                --------------
INSURANCE--PROPERTY & CASUALTY (0.5%)
Allstate Corp. (The)............       93,967        2,090,766
Chubb Corp. (The)...............       22,404        1,377,846
Cincinnati Financial Corp. .....       20,787          653,491
Loews Corp. ....................       12,441          746,460
MGIC Investment Corp. ..........       13,955          634,952
Progressive Corp. (The).........        9,301          688,274
SAFECO Corp. ...................       17,212          342,089
St. Paul Cos., Inc. (The).......       26,793          914,311
                                                --------------
                                                     7,448,189
                                                --------------
INVESTMENT BANK/BROKERAGE (0.9%)
Bear Stearns Cos., Inc. (The)...       15,538          646,769
Lehman Brothers Holdings
 Inc. ..........................       15,058        1,423,922
Merrill Lynch & Co., Inc. ......       46,943        5,398,445
Paine Webber Group Inc. ........       18,500          841,750
Schwab (Charles) Corp. (The)....      169,753        5,707,945
                                                --------------
                                                    14,018,831
                                                --------------
LEISURE TIME (0.1%)
Brunswick Corp. ................       11,783          195,156
Harley-Davidson, Inc. ..........       38,400        1,478,400
                                                --------------
                                                     1,673,556
                                                --------------
MACHINERY--DIVERSIFIED (0.3%)
Briggs & Stratton Corp. ........        2,988          102,339
Caterpillar Inc. ...............       44,853        1,519,396
Deere & Co. ....................       29,634        1,096,458
Ingersoll-Rand Co. .............       21,233          854,628
Thermo Electron Corp. (a).......       20,035          421,987
Timken Co. (The)................        7,754          144,418
                                                --------------
                                                     4,139,226
                                                --------------

                                    SHARES          VALUE
                                  ----------------------------
MANUFACTURING--DIVERSIFIED (1.2%)
Crane Co. ......................        8,022   $      195,035
Danaher Corp. ..................       18,091          894,374
Dover Corp. ....................       25,857        1,048,825
Honeywell International Inc. ...      100,753        3,394,117
Illinois Tool Works Inc. .......       37,898        2,160,186
Johnson Controls, Inc. .........       10,867          557,613
Millipore Corp. ................        5,675          427,753
Pall Corp. .....................       15,961          295,278
Parker-Hannifin Corp. ..........       13,955          477,959
Sealed Air Corp. (a)............       10,636          557,060
Tyco International Ltd. ........      213,150       10,097,981
                                                --------------
                                                    20,106,181
                                                --------------
METALS--MINING (0.1%)
Freeport-McMoRan Copper & Gold
 Inc. Class B (a)...............       20,873          193,075
Inco Ltd. (a)...................       24,570          377,764
Phelps Dodge Corp. .............        9,916          368,751
                                                --------------
                                                       939,590
                                                --------------
MISCELLANEOUS (0.5%)
AES Corp. (The) (a).............       52,472        2,394,035
American Greetings Corp. Class
 A..............................        8,599          163,381
Archer-Daniels-Midland Co. .....       78,758          772,813
Minnesota Mining & Manufacturing
 Co. ...........................       50,619        4,176,067
TRW, Inc. ......................       15,295          663,421
                                                --------------
                                                     8,169,717
                                                --------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.8%)
Coastal Corp. (The).............       27,222        1,657,139
Columbia Energy Group...........       10,501          689,128
Eastern Enterprises.............        2,978          187,614
El Paso Energy Corp. ...........       29,258        1,490,330
Enron Corp. ....................       90,220        5,819,190
NICOR Inc. .....................        6,136          200,187
ONEOK, Inc. ....................        3,662           94,983
Peoples Energy Corp. ...........        4,567          147,857
Sempra Energy...................       25,772          438,124
Williams Cos., Inc. (The).......       55,081        2,296,189
                                                --------------
                                                    13,020,741
                                                --------------
OFFICE EQUIPMENT & SUPPLIES (0.2%)
Pitney Bowes Inc. ..............       34,248        1,369,920
Xerox Corp. ....................       84,392        1,751,134
                                                --------------
                                                     3,121,054
                                                --------------
OIL & GAS DRILLING (0.0%) (b)
Rowan Cos., Inc. (a)............       10,622          322,643
                                                --------------
OIL & GAS--EXPLORATION & PRODUCTION (0.3%)
Anadarko Petroleum Corp. .......       15,535          766,070
Apache Corp. ...................       14,191          834,608

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ----------------------------
OIL & GAS--EXPLORATION & PRODUCTION
 (Continued)
Burlington Resources Inc. ......       27,197   $    1,040,285
Union Pacific Resources Group,
 Inc. ..........................       32,079          705,738
Unocal Corp. ...................       31,011        1,027,240
                                                --------------
                                                     4,373,941
                                                --------------
OIL & WELL--EQUIPMENT & SERVICES (0.7%)
Baker Hughes Inc. ..............       41,804        1,337,728
Halliburton Co. ................       56,149        2,649,531
McDermott International,
 Inc. ..........................        7,608           67,045
Schlumberger Ltd. ..............       69,830        5,211,064
Transocean Sedco Forex Inc. ....       26,386        1,410,002
                                                --------------
                                                    10,675,370
                                                --------------
OIL--INTEGRATED DOMESTIC (0.5%)
Amerada Hess Corp. .............       11,609          716,856
Ashland Inc. ...................        9,255          324,503
Conoco Inc. Class B.............       79,561        1,954,217
Kerr-McGee Corp. ...............       12,135          715,206
Occidental Petroleum Corp. .....       44,539          938,103
Phillips Petroleum Co. .........       32,107        1,627,424
Sunoco Inc. ....................       11,511          338,855
Tosco Corp. ....................       19,300          546,431
USX-Marathon Group..............       39,403          987,538
                                                --------------
                                                     8,149,133
                                                --------------
OIL--INTEGRATED INTERNATIONAL (3.8%)
Chevron Corp. ..................       82,291        6,979,306
Exxon Mobil Corp. ..............      438,354       34,410,789
Royal Dutch Petroleum Co. ADR
 (d)............................      270,740       16,667,431
Texaco Inc. ....................       70,185        3,737,351
                                                --------------
                                                    61,794,877
                                                --------------
PAPER & FOREST PRODUCTS (0.3%)
Boise Cascade Corp. ............        7,107          183,894
Georgia-Pacific Group...........       21,818          572,723
International Paper Co. ........       60,975        1,817,840
Louisiana-Pacific Corp. ........       13,713          149,129
Mead Corp. (The)................       12,888          325,422
Potlatch Corp. .................        3,704          122,695
Westvaco Corp. .................       12,787          317,277
Weyerhaeuser Co. ...............       29,977        1,289,011
Willamette Industries, Inc. ....       14,144          385,424
                                                --------------
                                                     5,163,415
                                                --------------
PERSONAL LOANS (0.4%)
Capital One Financial Corp. ....       25,126        1,121,248
Countrywide Credit Industries,
 Inc. ..........................       14,423          437,197
Household International,
 Inc. ..........................       61,100        2,539,469
Providian Financial Corp. ......       18,088        1,627,920
                                                --------------
                                                     5,725,834
                                                --------------
PHOTOGRAPHY/IMAGING (0.2%)
Eastman Kodak Co. ..............       40,142        2,388,449
Polaroid Corp. .................        5,538          100,030
                                                --------------
                                                     2,488,479
                                                --------------

                                    SHARES          VALUE
                                  ----------------------------
POLLUTION CONTROL (0.1%)
Allied Waste Industries, Inc.
 (a)............................       23,900   $      239,000
Waste Management, Inc. .........       77,824        1,478,656
                                                --------------
                                                     1,717,656
                                                --------------
PUBLISHING (0.1%)
Harcourt General Inc. ..........        9,234          502,099
McGraw-Hill Cos., Inc. (The)....       25,139        1,357,506
Meredith Corp. .................        6,595          222,581
                                                --------------
                                                     2,082,186
                                                --------------
PUBLISHING--NEWSPAPERS (0.3%)
Dow Jones & Co., Inc. ..........       11,494          841,936
Gannett Co., Inc. ..............       33,674        2,014,126
Knight-Ridder, Inc. ............       10,289          547,246
New York Times Co. (The) Class
 A..............................       22,359          883,180
Tribune Co. ....................       30,224        1,057,840
                                                --------------
                                                     5,344,328
                                                --------------
RAILROADS (0.3%)
Burlington Northern Santa Fe
 Corp. .........................       54,071        1,240,253
CSX Corp. ......................       27,723          587,381
Kansas City Southern Industries,
 Inc. ..........................       14,100        1,250,494
Norfolk Southern Corp. .........       48,515          721,661
Union Pacific Corp. ............       31,631        1,176,278
                                                --------------
                                                     4,976,067
                                                --------------
RESTAURANTS (0.5%)
Darden Restaurants, Inc. .......       16,603          269,799
McDonald's Corp. ...............      168,716        5,557,083
Starbucks Corp. (a).............       23,200          885,950
Tricon Global Restaurants, Inc.
 (a)............................       19,584          553,248
Wendy's International, Inc. ....       15,746          280,476
                                                --------------
                                                     7,546,556
                                                --------------
RETAIL STORES--APPAREL (0.3%)
Gap, Inc. (The).................      107,377        3,355,531
Limited, Inc. (The).............       54,500        1,178,563
TJX Cos., Inc. (The)............       40,828          765,525
                                                --------------
                                                     5,299,619
                                                --------------
RETAIL STORES--DEPARTMENT (0.3%)
Dillard's, Inc. Class A.........       13,363          163,697
Federated Department Stores,
 Inc. (a).......................       26,550          896,063
Kohl's Corp. (a)................       41,724        2,320,897
May Department Stores Co.
 (The)..........................       42,607        1,022,568
Nordstrom, Inc. ................       17,953          433,116
Penney (J.C.) Co., Inc. ........       33,516          617,951
                                                --------------
                                                     5,454,292
                                                --------------
RETAIL STORES--DRUGS (0.3%)
Longs Drug Stores Corp. ........        4,995          108,641
Rite Aid Corp. .................       32,951          216,241
Walgreen Co. ...................      127,172        4,093,349
                                                --------------
                                                     4,418,231
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ----------------------------
RETAIL STORES--FOOD (0.5%)
Albertson's, Inc. ..............       53,684   $    1,784,993
Great Atlantic & Pacific Tea
 Co., Inc. (The)................        4,901           81,479
Kroger Co. (The) (a)............      105,192        2,320,798
Safeway Inc. (a)................       62,702        2,829,428
Winn-Dixie Stores, Inc. ........       18,898          270,478
                                                --------------
                                                     7,287,176
                                                --------------
RETAIL STORES--GENERAL MERCHANDISE (2.3%)
Kmart Corp. (a).................       62,879          428,363
Sears, Roebuck & Co. ...........       44,510        1,452,139
Target Corp. ...................       56,328        3,267,024
Wal-Mart Stores, Inc. ..........      562,694       32,425,242
                                                --------------
                                                    37,572,768
                                                --------------
RETAIL STORES--SPECIALTY (1.7%)
AutoZone, Inc. (a)..............       19,137          421,014
Bed Bath & Beyond Inc. (a)......       16,700          605,375
Best Buy Co. Inc. (a)...........       26,000        1,644,500
Circuit City Stores-Circuit City
 Group..........................       25,606          849,799
Consolidated Stores Corp. (a)...       14,074          168,888
Costco Wholesale Corp. (a)......       56,172        1,853,676
CVS Corp. ......................       49,736        1,989,440
Dollar General Corp. ...........       42,197          822,842
Home Depot, Inc. (The)..........      292,125       14,587,992
Lowe's Cos., Inc. ..............       48,537        1,993,051
Office Depot, Inc. (a)..........       41,800          261,250
RadioShack Corp. ...............       24,906        1,179,922
Staples Inc. (a)................       59,886          920,747
Tiffany & Co. ..................        9,300          627,750
Toys "R" Us, Inc. (a)...........       31,083          452,646
                                                --------------
                                                    28,378,892
                                                --------------
SHOES (0.1%)
NIKE, Inc. Class B..............       35,502        1,413,423
Reebok International Ltd. (a)...        7,104          113,220
                                                --------------
                                                     1,526,643
                                                --------------
SPECIALIZED SERVICES (0.5%)
Block (H&R), Inc. ..............       12,495          404,526
Cendant Corp. (a)...............       93,014        1,302,196
Convergys Corp (a)..............       19,400        1,006,375
Dun & Bradstreet Corp. (The)....       20,776          594,713
Ecolab Inc. ....................       16,506          644,766
IMS Health Inc. ................       40,317          725,706
Interpublic Group of Cos., Inc.
 (The)..........................       35,566        1,529,338
National Service Industries,
 Inc. ..........................        5,202          101,439
Omnicom Group Inc. .............       22,839        2,034,098
Young & Rubicam Inc. ...........        8,600          491,812
                                                --------------
                                                     8,834,969
                                                --------------
SPECIALTY PRINTING (0.0%) (b)
Deluxe Corp. ...................        9,825          231,501
Donnelley (R.R.) & Sons Co. ....       16,234          366,280
                                                --------------
                                                       597,781
                                                --------------

                                    SHARES          VALUE
                                  ----------------------------
STEEL (0.1%)
Allegheny Technologies Inc. ....       12,221   $      219,978
Bethlehem Steel Corp. (a).......       16,600           59,138
Nucor Corp. ....................       11,199          371,667
USX-U.S. Steel Group............       11,286          209,496
Worthington Industries, Inc. ...       11,779          123,679
                                                --------------
                                                       983,958
                                                --------------
TELECOMMUNICATIONS--LONG DISTANCE (3.1%)
AT&T Corp. .....................      405,227       12,815,304
Global Crossing Ltd. (a)........       98,945        2,603,491
Nextel Communications, Inc.
 Class A (a)....................       92,070        5,633,533
Sprint Corp. (FON Group)........      110,246        5,622,546
Sprint Corp. (PCS Group) (a)....      109,322        6,504,659
WorldCom, Inc. (a)..............      360,494       16,537,662
                                                --------------
                                                    49,717,195
                                                --------------
TELEPHONE (3.6%)
ALLTEL Corp. ...................       39,897        2,471,120
Bell Atlantic Corp. ............      195,128        9,914,942
BellSouth Corp. ................      237,539       10,125,100
CenturyTel, Inc. ...............       17,650          507,438
GTE Corp. ......................      121,541        7,565,927
Qwest Communications
 International Inc. (a).........       81,000        4,024,687
SBC Communications Inc. ........      433,432       18,745,934
US West Inc. ...................       64,181        5,503,521
                                                --------------
                                                    58,858,669
                                                --------------
TEXTILES--APPAREL MANUFACTURERS (0.1%)
Liz Claiborne, Inc. ............        7,991          281,683
Russell Corp. ..................        4,335           86,700
Springs Industries, Inc. Class
 A..............................        2,194           70,619
V.F. Corp. .....................       15,169          361,212
                                                --------------
                                                       800,214
                                                --------------
TOBACCO (0.5%)
Philip Morris Cos. Inc. ........      288,709        7,668,833
UST Inc. .......................       21,610          317,397
                                                --------------
                                                     7,986,230
                                                --------------
TOYS (0.1%)
Hasbro, Inc. ...................       24,959          375,945
Mattel, Inc. ...................       53,236          702,050
                                                --------------
                                                     1,077,995
                                                --------------
TRANSPORTATION--MISCELLANEOUS (0.1%)
FedEx Corp. (a).................       36,222        1,376,436
Ryder System, Inc. .............        8,145          154,246
                                                --------------
                                                     1,530,682
                                                --------------
Total Common Stocks (Cost
 $1,131,965,495)................                 1,580,599,998(e)
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM
INVESTMENTS (3.0%)
                                    PRINCIPAL
                                     AMOUNT           VALUE
                                  ----------------------------
COMMERCIAL PAPER (1.9%)
Allergan Inc.
 6.65%, due 8/11/00 (c).........  $ 4,650,000   $    4,614,704
Consolidated Natural Gas Co.
 6.70%, due 7/05/00 (c).........    4,300,000        4,296,794
Hitachi Credit America Corp.
 6.60%, due 7/19/00 (c).........    4,300,000        4,285,779
National Fuel Gas Co.
 6.60%, due 7/05/00 (c).........   15,400,000       15,388,675
 6.73%, due 8/01/00 (c).........    1,600,000        1,590,721
                                                --------------
Total Commercial Paper (Cost
 $30,176,673)...................                    30,176,673
                                                --------------
U.S. GOVERNMENT (1.1%)
United States Treasury Bills
 5.68%, due 10/05/00 (c)........   15,400,000       15,165,989
 5.72%, due 10/12/00 (c)........    3,000,000        2,950,825
                                                --------------
Total U.S. Government (Cost
 $18,116,814)...................                    18,116,814
                                                --------------
Total Short-Term Investments
 (Cost $48,293,487).............                    48,293,487
                                                --------------
Total Investments (Cost
 $1,180,258,982) (f)............        100.1%   1,628,893,485(g)
Liabilities in Excess of
 Cash and Other Assets..........         (0.1)        (885,541)
                                  -----------   --------------
Net Assets......................        100.0%  $1,628,007,944
                                  ===========   ==============
FUTURES CONTRACTS (0.0%) (b)
                                                   UNREALIZED
                                    CONTRACTS     APPRECIATION
                                      LONG     (DEPRECIATION)(h)
                                  -------------------------------
Standard & Poor's 500 Index
 September 2000.................          128    $     (540,971)
 September 2000 (Mini)..........            1               435
                                                 --------------
Total Futures Contracts
 (Settlement Value $47,052,605)
 (e)............................                 $     (540,536)
                                                 ==============

----------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  Segregated as collateral for futures contracts.
(d)  ADR--American Depository Receipt.
(e) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100% of net assets.
(f)  The cost for federal income tax purposes is $1,180,832,788.
(g) At June 30, 2000 net unrealized appreciation was $448,060,697, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $541,476,277 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $93,415,580.
(h) Represents the difference between the value of the contracts at the time they were opened and the value at June 30, 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $1,180,258,982).....   $1,628,893,485
Cash...................................           16,017
Receivables:
  Fund shares sold.....................        3,097,043
  Investment securities sold...........        2,314,651
  Dividends and interest...............        1,346,981
                                          --------------
        Total assets...................    1,635,668,177
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......        6,247,325
  Fund shares redeemed.................          421,103
  Shareholder communication............          406,465
  Administrator........................          266,081
  Adviser..............................          133,040
  Custodian............................           62,629
  Directors............................            1,211
Accrued expenses.......................           42,635
Variation margin payable on futures
  contracts............................           79,744
                                          --------------
        Total liabilities..............        7,660,233
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,628,007,944
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized...........................   $      539,106
Additional paid-in capital.............    1,161,287,228
Accumulated undistributed net
  investment income....................        7,172,730
Accumulated undistributed net realized
  gain on investments..................       10,914,913
Net unrealized appreciation on
  investments and futures
  transactions.........................      448,093,967
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,628,007,944
                                          ==============
Shares of capital stock outstanding....       53,910,606
                                          ==============
Net asset value per share
  outstanding..........................   $        30.20
                                          ==============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $    8,552,160
  Interest.............................        1,435,546
                                          --------------
        Total income...................        9,987,706
                                          --------------
Expenses:
  Administration.......................        1,540,657
  Advisory.............................          770,328
  Shareholder communication............          305,925
  Custodian............................           80,373
  Professional.........................           49,804
  Directors............................           25,811
  Miscellaneous........................           42,078
                                          --------------
        Total expenses.................        2,814,976
                                          --------------
Net investment income..................        7,172,730
                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain from:
  Security transactions................       12,421,686
  Futures transactions.................          135,519
                                          --------------
Net realized gain on investments.......       12,557,205
                                          --------------
Net change in unrealized appreciation
  on investments:
  Security transactions................      (26,795,212)
  Futures transactions.................       (1,609,022)
                                          --------------
Net unrealized loss on investments.....      (28,404,234)
                                          --------------
Net realized and unrealized loss on
  investments..........................      (15,847,029)
                                          --------------
Net decrease in net assets resulting
  from operations......................   $   (8,674,299)
                                          ==============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $46,850.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INDEXED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                   2000             1999
                                                              -------------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    7,172,730   $   13,731,691
  Net realized gain on investments..........................      12,557,205       16,594,368
  Net change in unrealized appreciation on investments and
    futures transactions....................................     (28,404,234)     201,712,756
                                                              --------------   --------------
  Net increase (decrease) in net assets resulting from
    operations..............................................      (8,674,299)     232,038,815
                                                              --------------   --------------
Dividends and distributions to shareholders:
  From net investment income................................              --      (13,732,796)
  From net realized gain on investments.....................      (3,821,318)     (20,997,595)
                                                              --------------   --------------
    Total dividends and distributions to shareholders.......      (3,821,318)     (34,730,391)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     305,811,082      664,113,898
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............       3,821,318       34,730,391
                                                              --------------   --------------
                                                                 309,632,400      698,844,289
  Cost of shares redeemed...................................    (190,213,392)    (321,853,120)
                                                              --------------   --------------
  Increase in net assets derived from capital share
    transactions............................................     119,419,008      376,991,169
                                                              --------------   --------------
Net increase in net assets..................................     106,923,391      574,299,593
NET ASSETS:
Beginning of period.........................................   1,521,084,553      946,784,960
                                                              --------------   --------------
End of period...............................................  $1,628,007,944   $1,521,084,553
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                 SIX MONTHS
                                   ENDED
                                  JUNE 30,                               YEAR ENDED DECEMBER 31
                                   2000*            1999           1998           1997           1996           1995
                                ----------------------------------------------------------------------------------------
Net asset value at beginning
  of period...................  $      30.50    $      25.89   $      20.58   $      16.10   $      13.53   $      10.38
                                ------------    ------------   ------------   ------------   ------------   ------------
Net investment income.........          0.13            0.28           0.26           0.27           0.24           0.27
Net realized and unrealized
  gain (loss) on
  investments.................         (0.36)           5.06           5.58           4.99           2.79           3.55
                                ------------    ------------   ------------   ------------   ------------   ------------
Total from investment
  operations..................         (0.23)           5.34           5.84           5.26           3.03           3.82
                                ------------    ------------   ------------   ------------   ------------   ------------
Less dividends and
  distributions:
  From net investment
    income....................            --           (0.28)         (0.26)         (0.27)         (0.24)         (0.28)
  From net realized gain
    on investments............         (0.07)          (0.45)         (0.27)         (0.51)         (0.22)         (0.39)
                                ------------    ------------   ------------   ------------   ------------   ------------
Total dividends and
  distributions...............         (0.07)          (0.73)         (0.53)         (0.78)         (0.46)         (0.67)
                                ------------    ------------   ------------   ------------   ------------   ------------
Net asset value at end of
  period......................  $      30.20    $      30.50   $      25.89   $      20.58   $      16.10   $      13.53
                                ============    ============   ============   ============   ============   ============
Total investment return.......         (0.74%)(a)      20.70%         28.49%         32.84%         22.42%         36.89%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income.......          0.93%+          1.13%          1.30%          1.75%          2.14%          2.52%
  Net expenses................          0.37%+          0.36%          0.38%          0.39%          0.47%          0.47%
  Expenses (before
    reimbursement)............          0.37%+          0.36%          0.38%          0.39%          0.50%          0.62%
Portfolio turnover rate.......             2%              3%             4%             5%             3%             5%
Net assets at end of period
  (in 000's)..................  $  1,628,008    $  1,521,085   $    946,785   $    496,772   $    223,945   $    105,171

------------
(a) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)

COMMON STOCKS (98.6%)+
                                     SHARES       VALUE
                                    ----------------------
ADVERTISING & MARKETING SERVICES (0.3%)
TMP Worldwide Inc. (a)............     1,200   $    88,575
True North Communications Inc. ...     3,400       149,600
                                               -----------
                                                   238,175
                                               -----------
AEROSPACE/DEFENSE (1.5%)
Boeing Co. (The)..................    10,100       422,306
Northrop Grumman Corp. ...........     9,000       596,250
Rockwell International Corp. .....     2,100        66,150
                                               -----------
                                                 1,084,706
                                               -----------
AIRLINES (0.1%)
AMR Corp. (a).....................       800        21,150
Delta Air Lines, Inc. ............       700        35,394
                                               -----------
                                                    56,544
                                               -----------
ALUMINUM (0.1%)
Alcan Aluminum Ltd. ..............     2,000        62,000
Alcoa Inc. .......................       400        11,600
                                               -----------
                                                    73,600
                                               -----------
AUTO PARTS & EQUIPMENT (0.0%)(b)
Visteon Corp. (a).................     1,689        20,480
                                               -----------
AUTOMOBILES (1.1%)
Ford Motor Co. ...................    12,900       554,700
General Motors Corp. .............     4,900       284,506
                                               -----------
                                                   839,206
                                               -----------
BANKS (3.7%)
Bank of America Corp. ............    21,200       911,600
Chase Manhattan Corp. (The) (e)...    12,950       596,510
City National Corp. ..............       400        14,200
First Union Corp. ................     2,500        62,031
FleetBoston Financial Corp. ......    24,500       833,000
PNC Financial Services Group......     2,400       112,500
Silicon Valley Bancshares (a).....     2,800       119,350
UnionBanCal Corp. ................     6,800       126,225
                                               -----------
                                                 2,775,416
                                               -----------
BEVERAGES (0.9%)
Anheuser-Busch Companies, Inc. ...     3,700       276,344
Coca-Cola Co. (The)...............       700        40,206
PepsiCo, Inc. ....................     8,400       373,275
                                               -----------
                                                   689,825
                                               -----------
BROADCAST/MEDIA (0.8%)
Comcast Corp. Special Class A
 (a)..............................     8,800       356,400
Hispanic Broadcasting Corp. (a)...     1,000        33,125
MediaOne Group, Inc. (a)..........     2,800       186,011
                                               -----------
                                                   575,536
                                               -----------
BUILDING MATERIALS (0.3%)
Sherwin-Williams Co. (The)........     6,900       146,194
USG Corp. ........................     1,700        51,637
                                               -----------
                                                   197,831
                                               -----------

                                     SHARES       VALUE
                                    ----------------------

CHEMICALS (0.9%)
Dow Chemical Co. (The)............    17,700   $   534,319
Du Pont (E.I.) De Nemours &
 Co. .............................     1,000        43,750
Engelhard Corp. ..................     3,900        66,543
                                               -----------
                                                   644,612
                                               -----------
COMMERCIAL SERVICES (0.5%)
Galileo International, Inc. ......     1,500        31,312
Hertz Corp. (The) Class A.........     4,700       131,894
Manpower Inc. ....................     1,300        41,600
Viad Corp. .......................     5,900       160,775
                                               -----------
                                                   365,581
                                               -----------
COMMUNICATIONS--EQUIPMENT (6.2%)
Cabletron Systems, Inc. (a).......     1,100        27,775
Cisco Systems, Inc. (a)...........    39,600     2,517,075
Corning, Inc. ....................     1,400       377,825
Lucent Technologies Inc. .........     1,500        88,875
Network Appliance, Inc. (a).......     1,700       136,850
Nokia Corp. ADR (c)...............       700        34,956
Nortel Networks Corp. ............    14,400       982,800
QUALCOMM, Inc. (a)................     4,400       264,000
Scientific-Atlanta, Inc. .........     2,700       201,150
                                               -----------
                                                 4,631,306
                                               -----------
COMPUTER SOFTWARE & SERVICES (7.9%)
Adobe Systems Inc. ...............       900       117,000
Advanced Digital Information Corp.
 (a)..............................     1,500        23,906
America Online, Inc. (a)(e).......    13,600       717,400
Automatic Data Processing,
 Inc. ............................       800        42,850
BEA Systems, Inc. (a).............       300        14,831
Computer Associates International,
 Inc. ............................     4,500       230,344
Electronic Data Systems Corp. ....     6,500       268,125
MarchFirst, Inc. (a)..............     6,900       125,925
Microsoft Corp. (a)...............    26,800     2,144,000
Oracle Corp. (a)..................    17,000     1,429,063
Pixar, Inc. (a)...................     1,500        52,875
Siebel Systems, Inc. (a)..........       600        98,137
Sybase, Inc. (a)..................     2,300        52,900
VERITAS Software Corp. (a)........     1,700       192,127
Yahoo! Inc. (a)...................     3,000       371,625
                                               -----------
                                                 5,881,108
                                               -----------
COMPUTER SYSTEMS (6.0%)
Apple Computer, Inc. (a)..........     8,600       450,425
Compaq Computer Corp. ............       400        10,225
Dell Computer Corp. (a)...........    12,800       631,200
EMC Corp. (a).....................     7,600       584,725
Gateway, Inc. (a).................       600        34,050
Hewlett-Packard Co. ..............     6,600       824,175
International Business Machines
 Corp. ...........................     8,300       909,369
SanDisk Corp. (a).................       700        42,831
Seagate Technology, Inc. (a)......       700        38,500
Sun Microsystems, Inc. (a)........    10,400       945,750
                                               -----------
                                                 4,471,250
                                               -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                     SHARES       VALUE
                                    ----------------------
CONSUMER FINANCE (0.2%)
AmeriCredit Corp. (a).............     1,000   $    17,000
Metris Companies Inc. ............     5,400       135,675
                                               -----------
                                                   152,675
                                               -----------
CONSUMER PRODUCTS (0.0%)(b)
Church & Dwight Co., Inc. ........     1,600        28,800
                                               -----------
CONTAINERS (0.3%)
Ball Corp. .......................     2,400        77,250
Temple-Inland Inc. ...............     3,000       126,000
                                               -----------
                                                   203,250
                                               -----------
COSMETICS/PERSONAL CARE (0.2%)
Alberto-Culver Co. Class B........       600        18,337
Avon Products, Inc. ..............     1,500        66,750
International Flavors & Fragrances
 Inc. ............................     1,800        54,337
                                               -----------
                                                   139,424
                                               -----------
ELECTRIC POWER COMPANIES (2.5%)
Ameren Corp. .....................     2,700        91,125
Calpine Corp. (a).................     1,200        78,900
Conectiv Inc. Class A.............       300         7,312
Consolidated Edison, Inc. ........       200         5,925
Constellation Energy Group,
 Inc. ............................     1,100        35,819
Duke Energy Corp. ................     3,300       186,037
Edison International..............     2,500        51,250
GPU, Inc. ........................     4,200       113,662
Minnesota Power, Inc. ............     5,500        95,219
PG&E Corp. .......................     9,600       236,400
PPL Corp. ........................       900        19,744
Public Service Enterprise Group,
 Inc. ............................     8,300       287,388
Reliant Energy, Inc. .............    14,600       431,613
TXU Corp. ........................     3,900       115,050
Unicom Corp. .....................     3,500       135,406
                                               -----------
                                                 1,890,850
                                               -----------
ELECTRICAL EQUIPMENT (4.6%)
Cooper Industries, Inc. ..........     1,800        58,613
General Electric Co. (e)..........    59,100     3,132,300
KEMET Corp. (a)...................     7,000       175,438
Sensormatic Electronics Corp.
 (a)..............................     3,400        53,763
Technitrol, Inc. .................       100         9,687
                                               -----------
                                                 3,429,801
                                               -----------
ELECTRONICS--COMPONENTS (0.7%)
AVX Corp. ........................     4,800       110,100
Cypress Semiconductor Corp. (a)...     1,500        63,375
Integrated Device Technology, Inc.
 (a)..............................     4,000       239,500
Vishay Intertechnology, Inc.
 (a)..............................     3,800       144,163
                                               -----------
                                                   557,138
                                               -----------
ELECTRONICS--DEFENSE (0.1%)
PerkinElmer, Inc. ................     1,100        72,738
                                               -----------
ELECTRONICS--INSTRUMENTATION (0.4%)
Agilent Technologies Inc. (a).....     1,879       138,577
Credence Systems Corp. (a)........     3,100       171,081
                                               -----------
                                                   309,658
                                               -----------

                                     SHARES       VALUE
                                    ----------------------
ELECTRONICS--SEMICONDUCTORS (6.6%)
Adaptec, Inc. (a).................     2,500   $    56,875
Advanced Energy Industries, Inc.
 (a)..............................       541        31,885
Advanced Micro Devices, Inc.
 (a)..............................     1,400       108,150
Analog Devices, Inc. (a)..........     2,000       152,000
Applied Materials, Inc. (a).......     5,600       507,500
Conexant Systems, Inc. (a)........     1,900        92,387
Intel Corp. ......................    17,200     2,299,425
International Rectifier Corp.
 (a)..............................       800        44,800
KLA-Tencor Corp. (a)..............     3,400       199,113
Kulicke & Soffa Industries, Inc.
 (a)..............................     3,200       190,000
Lam Research Corp. (a)............     3,500       131,250
LTX Corp. (a).....................     1,700        59,394
Motorola, Inc. ...................     9,400       273,188
National Semiconductor Corp.
 (a)..............................     1,400        79,450
Teradyne, Inc. (a)................     2,500       183,750
Texas Instruments Inc. ...........     6,700       460,206
Varian Semiconductor Equipment
 (a)..............................       200        12,562
                                               -----------
                                                 4,881,935
                                               -----------
ENGINEERING & CONSTRUCTION (0.1%)
Dycom Industries, Inc. (a)........       900        41,400
                                               -----------
ENTERTAINMENT (1.7%)
Time Warner Inc. .................     2,500       190,000
Viacom Inc. Class B (a)...........     3,100       211,381
Walt Disney Co. (The).............    21,700       842,231
                                               -----------
                                                 1,243,612
                                               -----------
FINANCE (5.2%)
Ambac Financial Group, Inc. ......     2,800       153,475
American General Corp. ...........       300        18,300
AXA Financial, Inc. ..............       600        20,400
Citigroup Inc. ...................    30,500     1,837,625
Fannie Mae........................    11,700       610,594
GreenPoint Financial Corp. .......     6,500       121,875
MBNA Corp. .......................     1,700        46,112
Morgan Stanley Dean Witter &
 Co. .............................    10,400       865,800
PMI Group, Inc. (The).............     4,500       213,750
                                               -----------
                                                 3,887,931
                                               -----------
FOOD (2.0%)
Archer-Daniels-Midland Co. .......     1,000         9,812
Bestfoods.........................       300        20,775
ConAgra, Inc. ....................    22,200       423,188
Heinz (H.J.) Co. .................       400        17,500
Hormel Foods Corp. ...............     2,400        40,350
IBP, Inc. ........................     5,600        86,450
Keebler Foods Co. ................     1,600        59,400
Kellogg Co. ......................     4,600       136,850
Quaker Oats Co. (The).............     7,600       570,950
Ralston-Ralston Purina Co. .......     3,500        69,781
Unilever N.V. ....................     1,100        47,300
                                               -----------
                                                 1,482,356
                                               -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                     SHARES       VALUE
                                    ----------------------
FOOD & HEALTH CARE DISTRIBUTORS (0.6%)
Cardinal Health Inc. .............       800   $    59,200
SUPERVALU INC. ...................    17,900       341,219
SYSCO Corp. ......................       700        29,487
                                               -----------
                                                   429,906
                                               -----------
GOLD & PRECIOUS METALS MINING (0.1%)
Barrick Gold Corp. ...............     2,900        52,744
Placer Dome Inc. .................     3,500        33,468
                                               -----------
                                                    86,212
                                               -----------
HARDWARE & TOOLS (0.1%)
Stanley Works (The)...............     2,600        61,750
                                               -----------
HEALTH CARE--DRUGS (6.8%)
Andrx Corp. (a)...................       300        19,177
Elan Corp. ADR (a)(c).............     1,000        48,437
Jones Pharma Inc. ................     2,500        99,844
Lilly (Eli) and Co. ..............     4,600       459,425
Merck & Co., Inc. ................    16,600     1,271,975
Pfizer Inc. ......................    50,200     2,409,600
Schering-Plough Corp. ............    15,000       757,500
                                               -----------
                                                 5,065,958
                                               -----------
HEALTH CARE--HMOs (0.4%)
UnitedHealth Group Inc. ..........     3,500       300,125
                                               -----------
HEALTH CARE--MEDICAL PRODUCTS (0.9%)
Bard (C.R.) Inc. .................     2,700       129,937
Bausch & Lomb Inc. ...............     3,300       255,338
Baxter International Inc. ........     2,600       182,812
Beckman Coulter Inc. .............       400        23,350
Cytyc Corp. (a)...................     1,000        53,375
                                               -----------
                                                   644,812
                                               -----------
HEALTH CARE--MISCELLANEOUS (3.4%)
Allergan, Inc. ...................     1,200        89,400
Bristol-Myers Squibb Co. .........    12,600       733,950
Johnson & Johnson.................    12,700     1,293,813
Mallinckrodt Inc. ................     6,700       291,031
Oxford Health Plans, Inc. (a).....     4,900       116,681
PacifiCare Health Systems, Inc.
 (a)..............................       500        30,094
                                               -----------
                                                 2,554,969
                                               -----------
HEAVY DUTY TRUCKS (0.8%)
Cummins Engine Co., Inc. .........     7,500       204,375
Eaton Corp. ......................     3,600       241,200
ITT Industries, Inc. .............     2,300        69,862
PACCAR Inc. ......................     1,800        71,438
                                               -----------
                                                   586,875
                                               -----------
HOMEBUILDING (0.0%)(b)
Centex Corp. .....................       400         9,400
                                               -----------

                                     SHARES       VALUE
                                    ----------------------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.3%)
Whirlpool Corp. ..................     4,100   $   191,163
                                               -----------
HOUSEHOLD PRODUCTS (0.9%)
Colgate-Palmolive Co. ............     4,100       245,487
Procter & Gamble Co. (The)........     6,800       389,300
                                               -----------
                                                   634,787
                                               -----------
HOUSEWARES (0.3%)
Fortune Brands, Inc. .............     1,300        29,981
Tupperware Corp. .................     8,800       193,600
                                               -----------
                                                   223,581
                                               -----------
INSURANCE (2.6%)
American International Group,
 Inc. ............................     2,000       235,000
CIGNA Corp. ......................     6,300       589,050
Gallagher (Arthur J.) & Co. ......     2,000        84,000
Hartford Financial Services
 Group, Inc. (The)................       300        16,781
Lincoln National Corp. ...........    12,500       451,563
Marsh & McLennan Companies,
 Inc. ............................       900        93,994
MetLife, Inc. (a).................     3,800        80,037
MGIC Investment Corp. ............     3,400       154,700
Radian Group Inc. ................     4,200       217,350
Torchmark Corp. ..................       400         9,875
                                               -----------
                                                 1,932,350
                                               -----------
INTERNET SOFTWARE & SERVICES (0.0%)(b)
InfoSpace, Inc. (a)...............       300        16,575
Proxicom, Inc. (a)................       300        14,363
                                               -----------
                                                    30,938
                                               -----------
INVESTMENT BANK/BROKERAGE (0.7%)
Lehman Brothers Holdings Inc. ....     3,200       302,600
Merrill Lynch & Co., Inc. ........     1,600       184,000
                                               -----------
                                                   486,600
                                               -----------
LEISURE TIME (0.1%)
Anchor Gaming (a).................       400        19,175
Brunswick Corp. ..................     5,600        92,750
                                               -----------
                                                   111,925
                                               -----------
MACHINERY (0.2%)
Asyst Technologies, Inc. (a)......     2,100        71,925
Briggs & Stratton Corp. ..........     2,300        78,775
Caterpillar Inc. .................       800        27,100
                                               -----------
                                                   177,800
                                               -----------
MANUFACTURING (2.0%)
Diebold, Inc. ....................     2,400        66,900
Dover Corp. ......................    10,500       425,906
Illinois Tool Works Inc. .........     2,500       142,500
Johnson Controls, Inc. ...........       700        35,919
Minnesota Mining and Manufacturing
 Co. .............................     5,600       462,000
Pall Corp. .......................     5,800       107,300
Tyco International Ltd. ..........     5,800       274,775
                                               -----------
                                                 1,515,300
                                               -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                     SHARES       VALUE
                                    ----------------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.1%)
KeySpan Corp. ....................     1,700   $    52,275
Sempra Energy.....................     2,600        44,200
                                               -----------
                                                    96,475
                                               -----------
OFFICE EQUIPMENT & SUPPLIES (0.2%)
Pitney Bowes Inc. ................     3,100       124,000
Xerox Corp. ......................     1,100        22,825
                                               -----------
                                                   146,825
                                               -----------
OIL & GAS SERVICES (1.1%)
BJ Services Co. (a)...............     2,200       137,500
ENSCO International Inc. .........     1,200        42,975
Noble Drilling Corp. (a)..........     1,500        61,781
Tidewater Inc. ...................     4,000       144,000
Ultramar Diamond Shamrock
 Corp. ...........................    16,000       397,000
                                               -----------
                                                   783,256
                                               -----------
OIL--INTEGRATED DOMESTIC (2.3%)
Amerada Hess Corp. ...............     1,000        61,750
Kerr-McGee Corp. .................    12,900       760,294
Occidental Petroleum Corp. .......    37,700       794,056
Phillips Petroleum Co. ...........     2,300       116,581
                                               -----------
                                                 1,732,681
                                               -----------
OIL--INTEGRATED INTERNATIONAL (3.5%)
Chevron Corp. ....................     9,600       814,200
Exxon Mobil Corp. ................    15,500     1,216,750
Royal Dutch Petroleum Co. ........     8,800       541,750
Texaco Inc. ......................     1,000        53,250
                                               -----------
                                                 2,625,950
                                               -----------
PAPER & FOREST PRODUCTS (0.5%)
International Paper Co. ..........     4,383       130,666
Westvaco Corp. ...................     4,600       114,137
Weyerhaeuser Co. .................     3,300       141,900
                                               -----------
                                                   386,703
                                               -----------
PERSONAL LOANS (0.1%)
Providian Financial Corp. ........     1,200       108,000
                                               -----------
PHOTOGRAPHY/IMAGING (0.3%)
Eastman Kodak Co. ................     3,000       178,500
Electronics for Imaging, Inc.
 (a)..............................     1,200        30,375
                                               -----------
                                                   208,875
                                               -----------
PUBLISHING--NEWSPAPER (0.6%)
Gannett Co., Inc. ................     2,800       167,475
Knight-Ridder, Inc. ..............     1,400        74,463
Tribune Co. ......................     6,200       217,000
                                               -----------
                                                   458,938
                                               -----------
RAILROADS (0.1%)
Burlington Northern Santa Fe
 Corp. ...........................     2,600        59,637
Union Pacific Corp. ..............     1,200        44,625
                                               -----------
                                                   104,262
                                               -----------

                                      SHARES       VALUE
                                    ----------------------
REAL ESTATE INVESTMENT/MANAGEMENT (0.2%)
CarrAmerica Realty Corp. .........     4,400   $   116,600
Spieker Properties, Inc. .........       700        33,075
                                               -----------
                                                   149,675
                                               -----------
RESTAURANTS (0.4%)
Brinker International, Inc. (a)...     1,600        46,800
Darden Restaurants, Inc. .........     7,500       121,875
Tricon Global Restaurants, Inc.
 (a)..............................     3,500        98,875
                                               -----------
                                                   267,550
                                               -----------
RETAIL (5.4%)
Best Buy Co., Inc. (a)............     1,500        94,875
Circuit City Stores-Circuit City
 Group............................     3,400       112,838
Federated Department Stores, Inc.
 (a)..............................    11,400       384,750
Great Atlantic & Pacific
 Tea Co., Inc. (The)..............     2,200        36,575
Home Depot, Inc. (The)............    12,200       609,238
Insight Enterprises Inc. (a)......       200        11,862
Limited, Inc. (The)...............    13,000       281,125
Lowe's Companies, Inc. ...........     2,400        98,550
Michaels Stores Inc. (a)..........     1,600        73,300
RadioShack Corp. .................       900        42,637
Safeway Inc. (a)..................     2,500       112,813
Sears, Roebuck & Co. .............    25,000       815,625
Talbots, Inc. (The)...............     1,400        76,912
Tiffany & Co. ....................     1,800       121,500
Wal-Mart Stores, Inc. ............    16,900       973,863
Zale Corp. (a)....................     4,200       153,300
                                               -----------
                                                 3,999,763
                                               -----------
SHOES (0.0%)(b)
Reebok International Ltd. (a).....     1,000        15,938
                                               -----------
SPECIALIZED SERVICES (0.4%)
Block (H&R), Inc. ................     1,700        55,038
Diamond Technology Partners, Inc.
 (a)..............................       400        35,200
Dun & Bradstreet Corp. (The)......       500        14,312
National Service Industries,
 Inc. ............................     5,100        99,450
Omnicom Group Inc. ...............       800        71,250
                                               -----------
                                                   275,250
                                               -----------
SPECIALTY PRINTING (0.2%)
Deluxe Corp. .....................     7,100       167,294
                                               -----------
STEEL (0.2%)
Nucor Corp. ......................     2,300        76,331
USX-U.S. Steel Group..............       600        11,138
Worthington Industries, Inc. .....     3,800        39,900
                                               -----------
                                                   127,369
                                               -----------
TELECOMMUNICATIONS (2.7%)
AT&T Corp. (e)....................    12,800       404,800
MasTec, Inc. (a)..................       400        15,275
Nextel Communications, Inc. Class
 A (a)............................     5,300       324,294
Sprint Corp. (FON Group)..........     8,700       443,700

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                     SHARES       VALUE
                                    ----------------------
TELECOMMUNICATIONS (Continued)
Sprint Corp. (PCS Group) (a)......     3,100   $   184,450
WorldCom, Inc. (a)................    14,700       674,362
                                               -----------
                                                 2,046,881
                                               -----------
TELEPHONE (4.4%)
ALLTEL Corp. .....................     1,600        99,100
Bell Atlantic Corp. (e)...........    13,100       665,644
BellSouth Corp. ..................    20,600       878,075
GTE Corp. ........................     6,900       429,525
SBC Communications Inc. (e).......    20,500       886,625
Telephone and Data Systems,
 Inc. ............................       400        40,100
US West, Inc. ....................     3,000       257,250
                                               -----------
                                                 3,256,319
                                               -----------
TEXTILES--APPAREL MANUFACTURERS (0.1%)
Liz Claiborne, Inc. ..............     2,400        84,600
                                               -----------
TOBACCO (0.6%)
Philip Morris Companies, Inc. ....    12,400       329,375
UST Inc. .........................     5,700        83,719
                                               -----------
                                                   413,094
                                               -----------
TRANSPORTATION (0.1%)
FedEx Corp. (a)...................       900        34,200
United Parcel Service, Inc. Class
 B................................       500        29,500
                                               -----------
                                                    63,700
                                               -----------
Total Common Stocks (Cost
 $66,634,380).....................              73,430,593(d)
                                               -----------
SHORT-TERM
INVESTMENT (1.4%)
                                    PRINCIPAL
                                     AMOUNT
                                    ---------
TIME DEPOSIT (1.4%)
Bank of New York Cayman
 5.75%, due 7/3/00................  $997,000        997,000
                                                -----------
Total Short-Term Investment
 (Cost $997,000)..................                  997,000
                                                -----------
Total Investments
 (Cost $67,631,380)(g)............     100.0%    74,427,593(h)
Cash and Other Assets
 Less Liabilities.................       0.0(b)      17,835
                                    ---------   -----------
Net Assets........................     100.0%   $74,445,428
                                    =========   ===========
FUTURES CONTRACTS (0.0%)(b)
                                     CONTRACTS    UNREALIZED
                                       LONG     DEPRECIATION(f)
                                    ---------------------------
Standard & Poor's 500
 September 2000...................         2      $    (9,665)
                                                  -----------
Total Futures Contracts
 (Settlement Value $734,050)(d)...                $    (9,665)
                                                  ===========

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) ADR--American Depository Receipt.
(d) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.6% of net assets.
(e) Segregated or partially segregated as collateral for futures contracts.
(f) Represents the difference between the value of the contracts at the time they were opened and the value at June 30, 2000.
(g) The cost for federal income tax purposes is $67,714,411.
(h) At June 30, 2000 net unrealized appreciation was $6,713,182, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $11,590,541 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,877,359.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $67,631,380)...........   $74,427,593
Cash......................................         5,490
Receivables:
  Investment securities sold..............     1,890,130
  Dividends and interest..................        90,216
  Fund shares sold........................        63,949
Unamortized organization expense..........        12,116
                                             -----------
        Total assets......................    76,489,494
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     1,946,673
  Adviser.................................        30,562
  Custodian...............................        21,490
  Administrator...........................        12,225
  Fund shares redeemed....................           294
Accrued expenses..........................        31,272
Variation margin payable on futures
  contracts...............................         1,550
                                             -----------
        Total liabilities.................     2,044,066
                                             -----------
Net assets applicable to outstanding
  shares..................................   $74,445,428
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    60,680
Additional paid-in capital................    66,290,092
Accumulated undistributed net investment
  income..................................       237,191
Accumulated net realized gain on
  investments.............................     1,070,917
Net unrealized appreciation on
  investments.............................     6,786,548
                                             -----------
Net assets applicable to outstanding
  shares..................................   $74,445,428
                                             ===========
Shares of capital stock outstanding.......     6,067,988
                                             ===========
Net asset value per share outstanding.....   $     12.27
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $   484,590
  Interest................................        52,329
                                             -----------
        Total income......................       536,919
                                             -----------
Expenses
  Advisory................................       171,119
  Administration..........................        68,447
  Custodian...............................        26,477
  Professional............................        12,926
  Shareholder communication...............        10,927
  Amortization of organization expense....         2,135
  Directors...............................         1,099
  Miscellaneous...........................         6,598
                                             -----------
        Total expenses....................       299,728
                                             -----------
Net investment income.....................       237,191
                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) from:
  Securities transactions.................     1,245,974
  Futures transactions....................       (33,715)
                                             -----------
Net realized gain on investments..........     1,212,259
                                             -----------
Net change in unrealized appreciation on
  investments:
  Securities transactions.................    (3,687,481)
  Futures transactions....................       (24,418)
                                             -----------
Net unrealized loss on investments........    (3,711,899)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (2,499,640)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(2,262,449)
                                             ===========

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $1,341.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                 2000          1999
                                                              -----------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   237,191   $   407,097
  Net realized gain on investments..........................    1,212,259       353,322
  Net change in unrealized appreciation on investments......   (3,711,899)    7,361,287
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (2,262,449)    8,121,706
                                                              -----------   -----------
Dividends and distributions to shareholders:
  From net investment income................................           --      (412,175)
  From net realized gain on investments.....................     (109,499)           --
                                                              -----------   -----------
Total dividends and distributions to shareholders...........     (109,499)     (412,175)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   14,541,544    29,305,680
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............      109,499       412,175
                                                              -----------   -----------
                                                               14,651,043    29,717,855
  Cost of shares redeemed...................................   (1,975,946)   (3,452,393)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................   12,675,097    26,265,462
                                                              -----------   -----------
Net increase in net assets..................................   10,303,149    33,974,993
NET ASSETS:
Beginning of period.........................................   64,142,279    30,167,286
                                                              -----------   -----------
End of period...............................................  $74,445,428   $64,142,279
                                                              ===========   ===========
Accumulated undistributed net investment income at end of
  period....................................................  $   237,191   $        --
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                MAY 1,
                                                               SIX MONTHS                      1998 (a)
                                                                 ENDED         YEAR ENDED      THROUGH
                                                                JUNE 30,      DECEMBER 31,   DECEMBER 31,
                                                                 2000*            1999           1998
                                                              -------------------------------------------
Net asset value at beginning of period......................  $      12.74    $     10.91    $      10.00
                                                              ------------    ------------   ------------
Net investment income.......................................          0.04           0.08            0.05
Net realized and unrealized gain (loss) on investments......         (0.49)          1.83            0.91
                                                              ------------    ------------   ------------
Total from investment operations............................         (0.45)          1.91            0.96
                                                              ------------    ------------   ------------
Less dividends and distributions:
  From net investment income................................            --          (0.08)          (0.05)
  From net realized gain on investments.....................         (0.02)            --              --
                                                              ------------    ------------   ------------
Total dividends and distributions...........................         (0.02)         (0.08)          (0.05)
                                                              ------------    ------------   ------------
Net asset value at end of period............................  $      12.27    $     12.74    $      10.91
                                                              ============    ============   ============
Total investment return.....................................         (3.58%)(b)     17.59%           9.60%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................          0.69%+         0.89%           1.20%+
  Net expenses..............................................          0.88%+         0.85%           0.85%+
  Expenses (before reimbursement)...........................          0.88%+         0.92%           1.30%+
Portfolio turnover rate.....................................            31%            51%             34%
Net assets at end of period (in 000's)......................  $     74,445    $    64,142    $     30,167

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)

COMMON STOCKS (95.2%)+
                                       SHARES        VALUE
                                     ------------------------
AEROSPACE/DEFENSE (0.7%)
Boeing Co. (The)...................       5,900   $   246,694
                                                  -----------
ALUMINUM (0.9%)
Alcoa Inc. ........................      11,000       319,000
                                                  -----------
AUTO PARTS & EQUIPMENT (0.0%)(b)
Visteon Corp. .....................       1,047        12,701
                                                  -----------
AUTOMOBILES (1.6%)
Ford Motor Co. ....................       8,000       344,000
General Motors Corp. ..............       3,934       228,418
                                                  -----------
                                                      572,418
                                                  -----------
BANKS (12.6%)
Bank of America Corp. .............      17,500       752,500
Bank of New York Co., Inc. (The)...      13,600       632,400
Bank One Corp. ....................       6,200       164,688
Chase Manhattan Corp. (The)........       9,900       456,019
First Union Corp. .................      20,700       513,619
FleetBoston Financial Corp. .......      19,500       663,000
Morgan (J.P.) & Co., Inc. .........       5,300       583,662
Wells Fargo & Co. .................      18,100       701,375
                                                  -----------
                                                    4,467,263
                                                  -----------
BEVERAGES (1.1%)
PepsiCo, Inc. .....................       8,900       395,494
                                                  -----------
BROADCAST/MEDIA (2.0%)
AT&T Corp.-Liberty Media Group
 Class A (a).......................      22,800       552,900
MediaOne Group, Inc. (a)...........       2,500       166,081
                                                  -----------
                                                      718,981
                                                  -----------
CHEMICALS (3.3%)
Dow Chemical Co. (The).............       5,700       172,069
Du Pont (E.I.) De Nemours & Co. ...       6,200       271,250
Eastman Chemical Co. ..............       8,100       386,775
Union Carbide Corp. ...............       6,900       341,550
                                                  -----------
                                                    1,171,644
                                                  -----------
COMPUTER SOFTWARE & SERVICES (0.9%)
Computer Associates International,
 Inc. .............................       5,000       255,937
Electronic Data Systems Corp. .....       1,700        70,125
                                                  -----------
                                                      326,062
                                                  -----------
COMPUTER SYSTEMS (4.2%)
Apple Computer, Inc. (a)...........       2,200       115,225
Compaq Computer Corp. .............      13,100       334,869
Hewlett-Packard Co. ...............       1,500       187,312
International Business Machines
 Corp. ............................       6,300       690,244
Unisys Corp. (a)...................      10,800       157,275
                                                  -----------
                                                    1,484,925
                                                  -----------
COMPUTERS-PERIPHERALS (0.5%)
Xircom, Inc. (a)...................       3,500       166,250
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

                                        SHARES        VALUE
                                     ------------------------
ELECTRIC POWER COMPANIES (1.3%)
AES Corp. (The) (a)................       6,800   $   310,250
Duke Energy Corp. .................       2,700       152,212
                                                  -----------
                                                      462,462
                                                  -----------
ELECTRICAL EQUIPMENT (1.1%)
Emerson Electric Co. ..............       6,300       380,362
                                                  -----------
ELECTRONICS-INSTRUMENTATION (0.1%)
Agilent Technologies, Inc. (a).....         533        39,309
                                                  -----------
ELECTRONICS-SEMICONDUCTORS (1.7%)
Micron Technology, Inc. (a)........       3,800       334,638
Motorola, Inc. ....................       9,400       273,187
                                                  -----------
                                                      607,825
                                                  -----------
ENTERTAINMENT (3.4%)
Viacom Inc. Class B (a)............       6,200       422,762
Walt Disney Co. (The)..............      20,300       787,894
                                                  -----------
                                                    1,210,656
                                                  -----------
FINANCE (10.9%)
American Express Co. ..............       6,700       349,237
American General Corp. ............       1,900       115,900
Associates First Capital Corp.
 Class A...........................      27,900       622,519
Citigroup Inc. ....................      27,600     1,662,900
Fannie Mae.........................       3,700       193,094
Freddie Mac........................       4,800       194,400
Morgan Stanley Dean Witter &
 Co. ..............................       8,400       699,300
                                                  -----------
                                                    3,837,350
                                                  -----------
FOOD (0.9%)
Nabisco Group Holdings Corp. ......      12,700       329,406
                                                  -----------
HEALTH CARE-DRUGS (4.9%)
Pharmacia Corp. ...................       4,403       227,580
Schering-Plough Corp. .............       9,900       499,950
Teva Pharmaceutical Industries Ltd.
 ADR (c)...........................       7,000       388,063
Watson Pharmaceuticals, Inc. (a)...      11,600       623,500
                                                  -----------
                                                    1,739,093
                                                  -----------
HEALTH CARE-MISCELLANEOUS (3.3%)
American Home Products Corp. ......       9,600       564,000
HCA-The Healthcare Co. ............      20,000       607,500
                                                  -----------
                                                    1,171,500
                                                  -----------
INSURANCE (3.8%)
American International Group,
 Inc. .............................       8,372       983,710
Lincoln National Corp. ............       4,700       169,788
XL Capital Ltd. Class A............       3,500       189,437
                                                  -----------
                                                    1,342,935
                                                  -----------
INVESTMENT BANK/BROKERAGE (2.0%)
Goldman Sachs Group, Inc. (The)....       2,000       189,750
Merrill Lynch & Co., Inc. .........       4,400       506,000
                                                  -----------
                                                      695,750
                                                  -----------
MACHINERY (0.3%)
Caterpillar Inc. ..................       2,700        91,462
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)

                                       SHARES          VALUE
                                     --------------------------
MANUFACTURING (2.2%)
Honeywell International Inc. ......       3,875     $   130,539
Minnesota Mining & Manufacturing
 Co. ..............................       2,800         231,000
Tyco International Ltd. ...........       8,600         407,425
                                                    -----------
                                                        768,964
                                                    -----------
NATURAL GAS DISTRIBUTORS & PIPELINES (4.5%)
Coastal Corp. (The)................       7,200         438,300
Dynegy Inc. Class A................      11,900         812,919
Enron Corp. .......................       5,200         335,400
                                                    -----------
                                                      1,586,619
                                                    -----------
OIL-INTEGRATED DOMESTIC (0.3%)
Conoco Inc. Class B................       4,266         104,784
                                                    -----------
OIL-INTEGRATED INTERNATIONAL (7.7%)
BP Amoco PLC ADR (c)...............       6,368         360,190
Chevron Corp. .....................       2,000         169,625
Exxon Mobil Corp. .................      25,341       1,989,269
Texaco Inc. .......................       4,000         213,000
                                                    -----------
                                                      2,732,084
                                                    -----------
OIL & GAS SERVICES (2.8%)
Burlington Resources Inc. .........       7,700         294,525
Cooper Cameron Corp. (a)...........       5,400         356,400
Santa Fe International Corp. ......       9,100         317,931
                                                    -----------
                                                        968,856
                                                    -----------
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co. ...........       3,000          89,438
                                                    -----------
SPECIALIZED SERVICES (0.3%)
Cendant Corp. (a)..................       8,100         113,400
                                                    -----------
TELECOMMUNICATIONS (4.2%)
AT&T Corp. ........................      22,250         703,656
Sprint Corp. (FON Group)...........       5,000         255,000
Sprint Corp. (PCS Group)(a)........       4,800         285,600
WorldCom, Inc. (a).................       5,450         250,019
                                                    -----------
                                                      1,494,275
                                                    -----------
TELEPHONE (9.5%)
Bell Atlantic Corp. (a)............       3,700         188,006
BellSouth Corp. ...................      13,600         579,700

                                        SHARES          VALUE
                                     --------------------------
TELEPHONE (Continued)
GTE Corp. .........................      13,100     $   815,475
SBC Communications Inc. ...........      20,765         898,086
US West, Inc. .....................      10,200         874,650
                                                    -----------
                                                      3,355,917
                                                    -----------
TOBACCO (1.9%)
Philip Morris Companies Inc. ......      24,500         650,781
                                                    -----------
Total Common Stocks (Cost
 $33,305,460)......................                  33,654,660
                                                    -----------
SHORT-TERM INVESTMENT (4.8%)
                                     PRINCIPAL
                                       AMOUNT
                                     ---------
FEDERAL AGENCY (4.8%)
Federal Home Loan Bank 6.57%, due
 7/3/00............................  $1,693,000       1,692,382
                                                    -----------
Total Short-Term Investment (Cost
 $1,692,382).......................                   1,692,382
                                                    -----------
Total Investments (Cost
 $34,997,842)(d)...................       100.0%     35,347,042(e)
Liabilities in Excess of Cash and
 Other Assets......................         0.0(b)      (13,842)
                                      ---------     -----------
Net Assets.........................       100.0%    $35,333,200
                                      =========     ===========

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  ADR--American Depository Receipt.
(d)  The cost for federal income tax purposes is $35,054,796.
(e) At June 30, 2000 net unrealized appreciation was $292,246, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,055,109 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,762,863.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $34,997,842)...........   $35,347,042
Cash......................................           875
Receivables:
  Investment securities sold..............     1,650,000
  Dividends and interest..................        51,400
  Fund shares sold........................        39,507
Unamortized organization expense..........        12,116
                                             -----------
        Total assets......................    37,100,940
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     1,716,801
  Adviser.................................        17,815
  Custodian...............................         6,352
  Administrator...........................         5,938
Accrued expenses..........................        20,834
                                             -----------
        Total liabilities.................     1,767,740
                                             -----------
Net assets applicable to outstanding
  shares..................................   $35,333,200
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    33,668
Additional paid-in capital................    34,134,594
Accumulated undistributed net investment
  income..................................       142,481
Accumulated net realized gain on
  investments.............................       673,257
Net unrealized appreciation on
  investments.............................       349,200
                                             -----------
Net assets applicable to outstanding
  shares..................................   $35,333,200
                                             ===========
Shares of capital stock outstanding.......     3,366,798
                                             ===========
Net asset value per share outstanding.....   $     10.49
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $   268,333
  Interest................................        36,597
                                             -----------
        Total income......................       304,930
                                             -----------
Expenses:
  Advisory................................        99,225
  Administration..........................        33,075
  Professional............................        10,445
  Custodian...............................         7,778
  Shareholder communication...............         3,195
  Amortization of organization expense....         2,135
  Portfolio pricing.......................         1,387
  Directors...............................           522
  Miscellaneous...........................         4,687
                                             -----------
        Total expenses....................       162,449
                                             -----------
Net investment income.....................       142,481
                                             -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain on investments..........     1,742,315
Net change in unrealized appreciation on
  investments.............................    (2,967,559)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (1,225,244)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(1,082,763)
                                             ===========

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $884.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                 2000          1999
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   142,481   $   223,945
  Net realized gain on investments..........................    1,742,315       100,967
  Net change in unrealized appreciation on investments......   (2,967,559)    1,272,936
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (1,082,763)    1,597,848
                                                              -----------   -----------
Dividends to shareholders:
  From net investment income................................           --      (228,939)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................    7,568,703    12,066,656
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................           --       228,939
                                                              -----------   -----------
                                                                7,568,703    12,295,595
  Cost of shares redeemed...................................   (1,760,815)   (1,974,875)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................    5,807,888    10,320,720
                                                              -----------   -----------
Net increase in net assets..................................    4,725,125    11,689,629
NET ASSETS:
Beginning of period.........................................   30,608,075    18,918,446
                                                              -----------   -----------
End of period...............................................  $35,333,200   $30,608,075
                                                              ===========   ===========
Accumulated undistributed net investment income at end of
  period....................................................  $   142,481   $        --
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                MAY 1,
                                                               SIX MONTHS                      1998 (a)
                                                                 ENDED         YEAR ENDED      THROUGH
                                                                JUNE 30,      DECEMBER 31,   DECEMBER 31,
                                                                 2000*            1999           1998
                                                              -------------------------------------------
Net asset value at beginning of period......................  $      10.84    $     10.23    $      10.00
                                                              ------------    ------------   ------------
Net investment income.......................................          0.04           0.08            0.05
Net realized and unrealized gain (loss) on investments......         (0.39)          0.61            0.23
                                                              ------------    ------------   ------------
Total from investment operations............................         (0.35)          0.69            0.28
                                                              ------------    ------------   ------------
Less dividends:
  From net investment income................................            --          (0.08)          (0.05)
                                                              ------------    ------------   ------------
Net asset value at end of period............................  $      10.49    $     10.84    $      10.23
                                                              ============    ============   ============
Total investment return.....................................         (3.19%)(b)      6.73%           2.83%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................          0.86%+         0.90%           1.02%+
  Net expenses..............................................          0.98%+         0.95%           0.95%+
  Expenses (before reimbursement)...........................          0.98%+         1.00%           1.39%+
Portfolio turnover rate.....................................            71%           121%             98%
Net assets at end of period (in 000's)......................  $     35,333    $    30,608    $     18,918

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)

COMMON STOCKS (95.7%)+
                                     SHARES         VALUE
                                   --------------------------
BIOTECHNOLOGY (0.8%)
Genentech, Inc. (a)..............        8,300   $  1,427,600
                                                 ------------
BROADCAST/MEDIA (4.1%)
AMFM Inc. (a)....................       59,550      4,108,950
Charter Communications, Inc.
 Class A (a).....................       77,600      1,275,550
Comcast Corp.
 Special Class A (a).............       52,500      2,126,250
                                                 ------------
                                                    7,510,750
                                                 ------------
COMMUNICATIONS--EQUIPMENT (16.3%)
Cisco Systems, Inc. (a)..........      136,100      8,650,856
JDS Uniphase Corp. (a)...........       25,150      3,014,856
Lucent Technologies Inc. ........       97,100      5,753,175
Nokia Corp. ADR (b)..............      107,800      5,383,263
Nortel Networks Corp. ...........      105,750      7,217,438
                                                 ------------
                                                   30,019,588
                                                 ------------
COMPUTER SOFTWARE & SERVICES (12.7%)
America Online, Inc. (a).........      100,500      5,301,375
Extreme Networks, Inc. (a).......        7,250        764,875
Microsoft Corp. (a)..............      180,000     14,400,000
VERITAS Software Corp. (a).......       13,700      1,548,314
Virage Inc. (a)..................       16,250        293,516
Yahoo! Inc. (a)..................        7,700        953,837
                                                 ------------
                                                   23,261,917
                                                 ------------
COMPUTER SYSTEMS (12.7%)
Dell Computer Corp. (a)..........      233,400     11,509,538
EMC Corp. (a)....................       73,100      5,624,131
Gateway, Inc. (a)................       42,700      2,423,225
Handspring, Inc. (a).............       41,000      1,107,000
Sun Microsystems, Inc. (a).......       29,700      2,700,844
                                                 ------------
                                                   23,364,738
                                                 ------------
COMPUTERS--NETWORKING (2.1%)
Foundry Networks, Inc. (a).......        3,000        331,500
Sycamore Networks, Inc. (a)......       31,850      3,515,444
                                                 ------------
                                                    3,846,944
                                                 ------------
COMPUTERS--PERIPHERALS (0.4%)
Integrated Circuit Systems, Inc.
 (a).............................       41,900        717,537
                                                 ------------
ELECTRICAL EQUIPMENT (0.7%)
General Electric Co. ............       24,400      1,293,200
                                                 ------------
ELECTRONICS--COMPONENTS (2.1%)
Gemstar International Group
 (a).............................       23,250      1,428,785
Interlink Electronics, Inc.
 (a).............................        8,125        340,234
SCG Holding Corp. (a)............       91,150      1,993,906
                                                 ------------
                                                    3,762,925
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (9.6%)
Applied Materials, Inc. (a)......       17,000      1,540,625
Applied Micro Circuits Corp.
 (a).............................       12,200      1,204,750
Broadcom Corp. Class A (a).......        3,200        700,600

                                      SHARES         VALUE
                                   --------------------------
ELECTRONICS--SEMICONDUCTORS
 (Continued)
E-Tek Dynamics, Inc. (a).........        5,500   $  1,450,969
Intel Corp. .....................       74,700      9,986,456
LSI Logic Corp. (a)..............       29,450      1,593,981
National Semiconductor Corp.
 (a).............................       19,050      1,081,088
                                                 ------------
                                                   17,558,469
                                                 ------------
FINANCE (5.9%)
American Express Co. ............       47,900      2,496,788
Citigroup Inc. ..................       34,900      2,102,725
Morgan Stanley Dean Witter &
 Co. ............................       34,250      2,851,312
NASDAQ-100 Index Tracking Stock
 (a)(c)..........................       37,200      3,466,575
                                                 ------------
                                                   10,917,400
                                                 ------------
HEALTH CARE--DRUGS (3.9%)
Merck & Co., Inc. ...............       29,650      2,271,931
Pfizer Inc. .....................       76,250      3,660,000
Schering-Plough Corp. ...........       24,950      1,259,975
                                                 ------------
                                                    7,191,906
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS (3.2%)
Baxter International Inc. .......       21,100      1,483,594
Guidant Corp. (a)................       38,350      1,898,325
Medtronic, Inc. .................       32,800      1,633,850
PE Corp.-PE Biosystems Group.....       13,650        899,194
                                                 ------------
                                                    5,914,963
                                                 ------------
HEALTH CARE--MISCELLANEOUS (1.6%)
American Home Products Corp. ....        9,850        578,687
Johnson & Johnson................       22,700      2,312,563
                                                 ------------
                                                    2,891,250
                                                 ------------
INSURANCE (1.3%)
American International Group,
 Inc. ...........................       20,875      2,452,812
                                                 ------------
INTERNET SOFTWARE & SERVICES (0.7%)
AsiaInfo Holdings, Inc. (a)......        1,000         44,687
Centillium Communications, Inc.
 (a).............................        6,800        469,200
Juniper Networks Inc. (a)........        6,000        873,375
                                                 ------------
                                                    1,387,262
                                                 ------------
INVESTMENT BANK/BROKERAGE (2.5%)
Charles Schwab Corp. (The).......       58,100      1,953,612
Goldman Sachs Group, Inc.
 (The)...........................       28,900      2,741,888
                                                 ------------
                                                    4,695,500
                                                 ------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.7%)
Enron Corp. .....................       19,250      1,241,625
                                                 ------------
OIL & GAS SERVICES (1.2%)
Cooper Cameron Corp. (a).........       13,450        887,700
Smith International, Inc. (a)....        9,350        680,797
Weatherford International, Inc.
 (a).............................       14,350        571,309
                                                 ------------
                                                    2,139,806
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   --------------------------
PERSONAL LOANS (1.1%)
Providian Financial Corp. .......       23,300   $  2,097,000
                                                 ------------
RETAIL (9.4%)
Costco Wholesale Corp. (a).......       86,950      2,869,350
Home Depot, Inc. (The)...........      126,400      6,312,100
Target Corp. ....................       24,000      1,392,000
Wal-Mart Stores, Inc. ...........      115,200      6,638,400
                                                 ------------
                                                   17,211,850
                                                 ------------
SPECIALIZED SERVICES (0.8%)
Omnicom Group Inc. ..............       17,000      1,514,063
                                                 ------------
TELECOMMUNICATIONS (1.9%)
Accelerated Networks, Inc. (a)...        6,800        286,875
Adelphia Communications Corp.
 Class A (a).....................       35,700      1,673,437
CIENA Corp. (a)..................        3,000        498,000
EchoStar Communications Corp.
 Class A (a).....................       29,000        960,173
                                                 ------------
                                                    3,418,485
                                                 ------------
Total Common Stocks
 (Cost $162,651,018).............                 175,837,590
                                                 ------------

SHORT-TERM
INVESTMENT (5.9%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
TIME DEPOSIT (5.9%)
Bank of New York Cayman
 5.75%, due 7/3/00...............  $10,822,000   $ 10,822,000
                                                 ------------
Total Short-Term Investment
 (Cost $10,822,000)..............                  10,822,000
                                                 ------------
Total Investments
 (Cost $173,473,018)(d)..........        101.6%   186,659,590(e)
Liabilities in Excess of
 Cash and Other Assets...........         (1.6)    (2,904,347)
                                   -----------   ------------
Net Assets.......................        100.0%  $183,755,243
                                   ===========   ============

------------
(a) Non-income producing security.
(b) ADR--American Depository Receipt.
(c) Unit Investment Trust -- represents ownership of the NASDAQ -- 100 Trust established to accumulate and hold a portfolio of the equity securities that comprise the NASDAQ -- 100 Index.
(d) The cost for federal income tax purposes is $173,557,088.
(e) At June 30, 2000 net unrealized appreciation was $13,102,502, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $15,235,608 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,133,106.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $173,473,018).........   $186,659,590
Cash.....................................        127,560
Receivables:
  Investment securities sold.............     13,846,801
  Fund shares sold.......................      1,055,231
  Dividends and interest.................         21,415
Unamortized organization expense.........         12,116
                                            ------------
        Total assets.....................    201,722,713
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........     17,835,033
  Adviser................................         68,630
  Administrator..........................         27,452
  Custodian..............................         11,042
Accrued expenses.........................         25,313
                                            ------------
        Total liabilities................     17,967,470
                                            ------------
Net assets applicable to outstanding
  shares.................................   $183,755,243
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $     92,348
Additional paid-in capital...............    157,149,905
Accumulated net investment loss..........       (124,278)
Accumulated net realized gain on
  investments............................     13,450,696
Net unrealized appreciation on
  investments............................     13,186,572
                                            ------------
Net assets applicable to outstanding
  shares.................................   $183,755,243
                                            ============
Shares of capital stock outstanding......      9,234,791
                                            ============
Net asset value per share outstanding....   $      19.90
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $    194,994
  Dividends (a)..........................        132,096
                                            ------------
        Total income.....................        327,090
                                            ------------
Expenses:
  Advisory...............................        291,260
  Administration.........................        116,504
  Custodian..............................         13,848
  Professional...........................         11,482
  Shareholder communication..............          8,088
  Amortization of organization expense...          2,135
  Directors..............................          1,192
  Miscellaneous..........................          6,859
                                            ------------
        Total expenses...................        451,368
                                            ------------
Net investment loss......................       (124,278)
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments.........     13,554,454
Net change in unrealized appreciation on
  investments............................        (40,672)
                                            ------------
Net realized and unrealized gain on
  investments............................     13,513,782
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 13,389,504
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $1,825.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000 (Unaudited) and the year ended December 31, 1999

                                                                  2000          1999
                                                              --------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $   (124,278)  $   (12,120)
  Net realized gain on investments..........................    13,554,454    11,073,031
  Net change in unrealized appreciation on investments......       (40,672)    9,293,252
                                                              ------------   -----------
  Net increase in net assets resulting from operations......    13,389,504    20,354,163
                                                              ------------   -----------
Dividends and distributions to shareholders:
  From net investment income................................            --          (831)
  From net realized gain on investments.....................    (6,859,023)   (3,052,873)
                                                              ------------   -----------
    Total dividends and distributions to shareholders.......    (6,859,023)   (3,053,704)
                                                              ------------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   109,806,044    29,117,491
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............     6,859,023     3,053,704
                                                              ------------   -----------
                                                               116,665,067    32,171,195
  Cost of shares redeemed...................................    (4,529,055)   (2,849,878)
                                                              ------------   -----------
  Increase in net assets derived from capital share
    transactions............................................   112,136,012    29,321,317
                                                              ------------   -----------
Net increase in net assets..................................   118,666,493    46,621,776
NET ASSETS:
Beginning of period.........................................    65,088,750    18,466,974
                                                              ------------   -----------
End of period...............................................  $183,755,243   $65,088,750
                                                              ============   ===========
Accumulated net investment loss at end of period............  $   (124,278)  $        --
                                                              ============   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                  MAY 1,
                                                               SIX MONTHS                        1998 (a)
                                                                 ENDED           YEAR ENDED      THROUGH
                                                                JUNE 30,        DECEMBER 31,   DECEMBER 31,
                                                                 2000*              1999           1998
                                                              --------------------------------------------
Net asset value at beginning of period......................  $      18.55      $     11.78    $      10.00
                                                              ------------      ------------   ------------
Net investment income (loss)................................         (0.02)(b)        (0.01)(b)        0.01
Net realized and unrealized gain on investments.............          2.29             7.71            1.78
                                                              ------------      ------------   ------------
Total from investment operations............................          2.27             7.70            1.79
                                                              ------------      ------------   ------------
Less dividends and distributions:
  From net investment income................................            --            (0.00)(c)       (0.01)
  From net realized gain on investments.....................         (0.92)           (0.93)             --
                                                              ------------      ------------   ------------
Total dividends and distributions...........................         (0.92)           (0.93)          (0.01)
                                                              ------------      ------------   ------------
Net asset value at end of period............................  $      19.90      $     18.55    $      11.78
                                                              ============      ============   ============
Total investment return.....................................         12.64%(d)        65.50%          17.85%(d)
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss)..............................         (0.21%)+         (0.04%)          0.11%+
  Net expenses..............................................          0.78%+           0.85%           0.85%+
  Expenses (before reimbursement)...........................          0.78%+           0.87%           1.28%+
Portfolio turnover rate.....................................           169%             203%             31%
Net assets at end of period (in 000's)......................  $    183,755      $    65,089    $     18,467

------------
(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

MainStay VP Series Fund, Inc. (the "Fund") was incorporated under Maryland law on June 3, 1983. The Fund is registered under the Investment Company Act of 1940, as amended ("Investment Company Act"), as an open-end diversified management investment company. American Century Income & Growth, Dreyfus Large Company Value and Eagle Asset Management Growth Equity Portfolios, which commenced operations on May 1, 1998, Convertible Portfolio, which commenced operations on October 1, 1996, High Yield Corporate Bond, International Equity and Value Portfolios, which commenced operations on May 1, 1995, Capital Appreciation, Cash Management, Government, Total Return and Indexed Equity Portfolios, which commenced operations on January 29, 1993 and Bond and Growth Equity Portfolios, which commenced operations on January 23, 1984, (the "Portfolios"; each separately a "Portfolio") are separate Portfolios of the Fund. Shares of the Portfolios are currently offered only to New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly owned subsidiary of New York Life Insurance Company ("New York Life"). NYLIAC allocates shares of the Portfolios to, among others, NYLIAC Variable Universal Life Separate Account-I (the "Separate Account"). The Separate Account is used to fund flexible premium variable life insurance and survivorship variable life insurance policies.

The investment objectives for each of the Portfolios of the Fund are as follows:

Capital Appreciation: to seek long-term growth of capital. Dividend income, if any, is an incidental consideration.

Cash Management: to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.

Convertible:  to seek capital appreciation together with current income.

Government: to seek a high level of current income, consistent with safety of principal.

High Yield Corporate Bond: to maximize current income through investment in a diversified portfolio of high yield, high risk debt securities which are ordinarily in the lower rating categories of recognized rating agencies (that is, rated Baa to B by Moody's or BBB to B by S&P). Capital appreciation is a secondary objective.

International Equity: to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

Total Return: to realize current income consistent with reasonable opportunity for future growth of capital and income.

Value: to realize maximum long-term total return from a combination of capital growth and income.

Bond: to seek the highest income over the long term consistent with preservation of principal.

Growth Equity: to seek long-term growth of capital, with income as a secondary consideration.

Indexed Equity: to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500 Index.

American Century Income & Growth: to seek dividend growth, current income and capital appreciation.

Dreyfus Large Company Value:  capital appreciation.

Eagle Asset Management Growth Equity: to seek growth through long-term capital appreciation.

High Yield Corporate Bond Portfolio invests primarily in high yield bonds. These bonds may involve special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

There are certain risks involved in investing in foreign securities that are different from the usual risks inherent in domestic instruments. These risks include difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Fund:

                                      (A)

VALUATION OF FUND SHARES. The net asset value per share of each Portfolio is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange. The net asset value per share is calculated for each Portfolio by dividing the current market value (amortized cost, in the case of Cash Management Portfolio) of the Portfolio's total assets, less liabilities, by the total number of outstanding shares of that Portfolio. Each Portfolio's net asset value will fluctuate, and although the Cash Management Portfolio seeks to preserve the value of your investment of $1.00 per share, an investor could lose money by investing in any Portfolio. An investment in the Cash Management Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      (B)

SECURITIES VALUATION. Portfolio securities of Cash Management Portfolio are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

Securities of each of the other Portfolios are stated at value determined (a) by appraising common and preferred stocks which are traded on the Exchange at the last sale price on that day or, if no sale occurs, at the mean between the closing bid and asked prices, (b) by appraising common and preferred stocks traded on other United States national securities exchanges or foreign securities exchanges as nearly as possible in the manner described in (a) by reference to their principal exchange, including the National Association of Securities Dealers National Market System, (c) by appraising over-the-counter securities quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the National Market System) at the bid price supplied through such system, (d) by appraising over-the-counter securities not quoted on the National Association of Securities Dealers NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market, at prices supplied by the pricing agent or brokers selected by the Adviser (see Note 3) if these prices are deemed to be representative of market values at the regular close of business of the Exchange, (e) by appraising debt securities at prices supplied by a pricing agent selected by the Adviser, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by the Adviser to be representative of market values at the regular close of business of the Exchange, (f) by appraising options and futures contracts at the last sale price on the market where such options or futures contracts are principally traded, and (g) by appraising all other securities and other assets, including debt securities for which prices are supplied by a pricing agent but are not deemed by the Adviser to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the Directors. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing the difference between market value on the 61st day prior to maturity and value on maturity date if their original term to maturity at purchase exceeded 60 days.

                                                   MAINSTAY VP SERIES FUND, INC.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the regular close of the Exchange will not be reflected in the Portfolios' calculations of net asset values unless the Adviser believes that the particular event would materially affect net asset value, in which case an adjustment may be made.

                                      (C)

FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The High Yield Corporate Bond, International Equity and Value Portfolios enter into foreign currency forward contracts primarily in order to hedge their foreign currency denominated investments and receivables and payables against adverse movements in future foreign exchange rates.

The use of foreign currency forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract amount reflects the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation (depreciation) on forward contracts reflects the Portfolio's exposure at period-end to credit loss in the event of a counterparty's failure to perform its obligations.

HIGH YIELD CORPORATE BOND PORTFOLIO

Foreign currency forward contracts open at June 30, 2000:

                                                               CONTRACT      CONTRACT       UNREALIZED
                                                                AMOUNT        AMOUNT      APPRECIATION/
                                                                 SOLD        PURCHASED    (DEPRECIATION)
                                                               --------      ---------    --------------
FOREIGN CURRENCY SALE CONTRACTS
------------------------------------------------------------
Euro vs. U.S. Dollar, expiring 9/7/00.......................  E14,960,000   $14,188,363     $(214,768)
Pound Sterling vs. U.S. Dollar, expiring 8/31/00............  L16,372,500   $24,190,860      (624,431)

                                                              CONTRACT     CONTRACT
                                                               AMOUNT       AMOUNT
                                                              PURCHASED      SOLD
                                                              ---------    --------
FOREIGN CURRENCY BUY CONTRACTS
------------------------------------------------------------
Pound Sterling vs. U.S. Dollar, expiring 8/31/00............  L332,392     $500,000           3,795
                                                                                          ---------
Net unrealized depreciation on foreign currency forward
  contracts.................................................                              $(835,404)
                                                                                          =========

INTERNATIONAL EQUITY PORTFOLIO

Foreign currency forward contracts open at June 30, 2000:

                                                              CONTRACT      CONTRACT       UNREALIZED
                                                               AMOUNT        AMOUNT      APPRECIATION/
                                                                SOLD       PURCHASED     (DEPRECIATION)
                                                              --------     ---------     --------------
FOREIGN CURRENCY SALE CONTRACTS
------------------------------------------------------------
Pound Sterling vs. Euro, expiring 8/4/00....................  L920,000     E1,564,945       $109,886
Pound Sterling vs. U.S. Dollar, expiring 8/4/00.............  L830,000     $1,249,067         (8,356)

                                                              CONTRACT      CONTRACT
                                                               AMOUNT        AMOUNT
                                                              PURCHASED       SOLD
                                                              ---------     --------
FOREIGN CURRENCY BUY CONTRACTS
------------------------------------------------------------
Pound Sterling vs. U.S. Dollar, expiring 8/4/00.............  L922,000     $1,384,767         12,033
                                                                                            --------
Net unrealized appreciation on foreign currency forward
  contracts.................................................                                $113,563
                                                                                            ========

                                      (D)

CONCENTRATION. At June 30, 2000, substantially all of the International Equity Portfolio's net assets consisted of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of June 30, 2000, the International Equity Portfolio invested approximately 26.0% of its net assets in issuers in Japan. The issuer's abilities to meet their obligations may be affected by economic or political developments in Japan.

Substantially all of the International Equity Portfolio's net assets consist of securities which are generally subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, issuers of certain securities may be subject to substantial governmental involvement in the economy and social, economic and political uncertainty.

                                      (E)

FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Indexed Equity and American Century Income & Growth Portfolios invest in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill their investment objectives.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Portfolio's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

                                                   MAINSTAY VP SERIES FUND, INC.

                                      (F)

REPURCHASE AGREEMENTS. At the time a Portfolio enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in a segregated account of the respective Portfolio's custodian. In the case of repurchase agreements exceeding one day, the market value of the underlying securities are monitored by the Adviser by pricing them daily.

Each Portfolio may enter into repurchase agreements to earn income. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement.

                                      (G)

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage related and other asset-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued daily except when collection is not expected. Discounts on securities purchased for all Portfolios are accreted on the constant yield method over the life of the respective securities or, if applicable, over the period to the first call date. Premiums on securities purchased are not amortized for any Portfolio except Cash Management Portfolio which amortizes the premium on the constant yield method over the life of the respective securities.

                                      (H)

FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are recorded in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

        (i) market value of investment securities, other assets and liabilities--at the valuation date,

       (ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities of Convertible, High Yield Corporate Bond and International Equity Portfolios are presented at the exchange rates and market values at the close of the period. The changes in net assets arising from fluctuations in exchange rates and the changes in net assets resulting from changes in market prices are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing foreign currency denominated assets and liabilities, other than investments, at period-end exchange rates are reflected in unrealized foreign exchange gains (losses).

INTERNATIONAL EQUITY PORTFOLIO

Foreign currency held at June 30, 2000:

                CURRENCY                            COST            VALUE
-----------------------------------------         --------         --------
Australian Dollar          A$      11,523         $  6,995         $  6,919
Canadian Dollar            C$           2                1                1
Danish Krone               DK      14,093            1,778            1,811
Euro                       E      806,486          770,575          773,095
Japanese Yen               Y    1,164,976           11,075           11,010
New Zealand Dollar         N$      11,213            5,710            5,279
Norwegian Krone            NK          66                8                8
Pound Sterling             L         (556)            (835)            (841)
Singapore Dollar           S$       5,364            3,118            3,102
Swedish Krona              SK      60,359            6,817            6,882
Swiss Franc                CF      51,438           30,477           31,633
                                                  --------         --------
                                                  $835,719         $838,899
                                                  ========         ========

                                      (I)

MORTGAGE DOLLAR ROLLS. Certain of the Portfolios may enter into mortgage dollar roll ("MDR") transactions in which they sell mortgage-backed securities ("MBS") from their portfolio to a counterparty from whom they simultaneously agree to buy a similar security on a delayed delivery basis. The MDR transactions of the Portfolios are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolios have agreed to acquire are included at market value in the portfolio of investments and liabilities for such purchase commitments are included as payables for investments purchased. The Portfolios maintain a segregated account with the custodian containing securities from the respective portfolios having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Portfolios at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

                                      (J)

RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The High Yield Corporate Bond and Total Return Portfolios do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO

Restricted securities held at June 30, 2000:

                                                                        PRINCIPAL                                     PERCENT
                                                  ACQUISITION            AMOUNT/                         6/30/00         OF
                SECURITY                            DATE(S)               SHARES         COST             VALUE      NET ASSETS
                --------                      -------------------      ------------   -----------      -----------   ----------
AerFi Group, PLC
  Preferred Stock.......................        3/7/96 - 11/20/97         4,750,000   $ 2,353,175      $ 2,470,000       0.4%
Affinity Group, Inc.
  Bank debt, Tranche B
  10.2738%, due 6/30/06.................                 12/17/98      $  1,165,589     1,165,589        1,153,933       0.2
Euro Disneyland S.N.C.
  Phase 1, Bank debt
  Tranche A
  5.4292%, due 11/30/06.................        7/21/99 - 1/28/00      FF 8,335,084       949,367          962,273       0.2
  Tranche D
  5.4051%, due 11/30/06.................        7/12/99 - 1/28/00         2,917,918       336,537          336,869       0.0(a)
Eurotunnel
  Bank debt, Tier One
  7.03%, due 12/31/12...................                  5/12/99      L  7,500,000     9,964,322        8,983,991       1.3
FRI-MRD Corp.
  14.00%, due 1/24/02...................                 10/30/98      $  3,000,000     3,013,930        2,955,000       0.4
  15.00%, due 1/24/02...................         8/12/97 - 4/3/98         5,400,000     5,368,741        5,292,000       0.8
Genesis Health Ventures, Inc.
  Bank debt, Revolver
  10.25%, due 9/30/03...................                  2/15/00           478,165       296,250          294,550       0.0(a)
  Bank debt, Term Loan B
  10.25%, due 9/30/04...................                  2/25/00         1,528,721     1,049,369          940,163       0.2
  Bank debt, Term Loan C
  10.50%, due 6/1/05....................                  2/25/00         1,521,224     1,042,982          935,552       0.2
ICO Global Communications
  Holdings Ltd.
  Class A, Common Stock.................                  5/15/00           167,465     3,500,019        3,500,019       0.5
Metawave Communications Corp.
  Common Stock (b)......................         4/28/98 - 5/2/00            51,420             0(c)     1,372,272       0.2
Multicare Companies, Inc. (The)
  Bank debt, Revolver
  10.75%, due 9/30/03...................                  2/15/00           256,247       157,659          143,499       0.0(a)
  Bank debt, Term Loan B
  10.75%, due 9/30/04...................                  2/25/00         1,359,466       934,783          761,301       0.1
  Bank debt, Term Loan C
  11.00%, due 6/1/05....................                  2/25/00           450,838       309,543          252,469       0.0(a)
Paperboard Industries
  International, Inc.
  Preferred Stock
  5.00%, Class A........................                   5/4/98           145,000     2,413,129        2,256,908       0.3
President Casinos, Inc.
  12.00%, due 9/15/01...................                  12/3/98         1,180,000     1,180,000          944,000       0.1
Synthetic Industries, Inc.
  Bridge Loan
  14.00%, due 12/14/00..................       12/17/99 - 3/27/00           665,000       662,823          638,400       0.1
                                                                                      -----------      -----------      ----
                                                                                      $34,698,218      $34,193,199       5.0%
                                                                                      ===========      ===========      ====

---------------

(a) Less than one tenth of a percent.
(b) Illiquid security.
(c) This common stock has no cost.
FF-- French Franc
L-- Pound Sterling

TOTAL RETURN PORTFOLIO

Restricted security held at June 30, 2000:

                                                                                                                      PERCENT
                                                  ACQUISITION                                            6/30/00         OF
                SECURITY                             DATE                 SHARES         COST             VALUE      NET ASSETS
                --------                      -------------------      ------------   -----------      -----------   ----------
Paperboard Industries International,
  Inc. Preferred Stock, 5.00%, Class
  A.....................................                   5/4/98            15,000   $   249,634      $   233,473       0.1%
                                                                                      ===========      ===========      ====

                                      (K)

SECURITIES LENDING. The Portfolios may lend their securities to broker-dealers and financial institutions. The loans are secured by collateral (cash or securities) at least equal at all times to the market value of the securities loaned. The Portfolios may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Portfolios receive compensation for lending their securities in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolios.

At June 30, 2000, Government, Total Return and Growth Equity Portfolios had portfolio securities on loan with a market value of $27,015,719, $57,684,166 and $19,875,000, respectively, to broker-dealers and government securities dealers.

Cash collateral received by Government, Total Return and Growth Equity Portfolios is invested in investment grade commercial paper, or other securities in accordance with the Portfolios Securities Lending Procedures. Such investments are included as an asset, and the obligation to return the cash collateral is recorded as a liability in the Statement of Assets and Liabilities. While the Portfolios invest cash collateral in investment grade securities or other "high quality" investment vehicles, the Portfolios bear the risk that liability for the collateral may exceed the value of the investment.

Non-cash collateral received and held by Government and Total Return Portfolios in the form of U.S. Government obligations, had a value of $305,650 and $518,395, respectively, as of June 30, 2000.

Net income earned for securities lending transactions amounted to $66,672, $76,918 and $123,799 net of broker fees and rebates, for the Government, Total Return and Growth Equity Portfolios, respectively, for the six months ended June 30, 2000, which is included as interest income on the Statement of Operations.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO

Investments made with cash collateral at June 30, 2000:


                                                                SHARES           VALUE
                                                              ----------      -----------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................   1,494,855      $ 1,494,855
Cash with Security Lending Agent............................                        2,715
                                                                              -----------
                                                                                1,497,570
                                                                              -----------
                                                              PRINCIPAL
                                                                AMOUNT
                                                              ----------
SHORT-TERM COMMERCIAL PAPER
Autobahn Funding Corp. 6.65%, due 7/5/00....................  $6,079,000        6,074,522
First Express Funding Corp. 6.96%, due 7/6/00...............   2,515,000        2,512,572
                                                                              -----------
                                                                                8,587,094
                                                                              -----------
REPURCHASE AGREEMENTS
Credit Suisse First Boston Corp.
  7.17%, due 7/3/00
  (Collateralized by
  $368,183 Commonwealth Edison Co.
    7.375%, due 9/15/02 Market Value $368,183
  $2,239,818 Millennium America, Inc.
    7.00%, due 11/15/06 Market Value $2,239,818
  $3,140,826 Penney (JC) Co., Inc.
    7.95%, due 4/1/17 Market Value $3,140,826)..............   5,581,250        5,581,250
Morgan (J.P.) Securities, Inc.
  6.95%, due 7/3/00
  (Collateralized by
  $6,399,751 Morgan JP & Co., Inc.
    6.61625%, due 3/16/01 Market Value $6,399,751)..........   6,095,000        6,095,000
Prudential Securities, Inc.
  7.25%, due 7/3/00
  (Collateralized by
  $1,102,717 Advanta Mortgage Loan Trust
    Series 1994-4 Class A2
    8.92%, due 1/25/26 Market Value $1,102,717
  $997,940 MBNA Corp.
    7.06188%, due 6/21/01 Market Value $998,948
  $1,353,300 News America Holdings, Inc.
    9.50%, due 7/15/24 Market Value $1,407,781
  $379,511 Union Acceptance Corp.
    6.45%, due 7/9/03 Market Value $379,511
  $2,291,014 U.S. Treasury Bond
    5.50%, due 8/15/28 Market Value $2,342,285).............   6,000,000        6,000,000
                                                                              -----------
                                                                               17,676,250
                                                                              -----------
Total investments made with cash collateral.................                  $27,760,914
                                                                              ===========
Non-cash collateral received and held by the Portfolio at
  June 30, 2000:
                                                                                    VALUE
                                                                              -----------
United States Treasury Bonds
  6.25%, due 8/15/23........................................     170,000      $   175,100
  6.875%, due 8/15/25.......................................      40,000           44,537
  8.125%, due 5/15/21.......................................      70,000           86,013
                                                                              -----------
Total non-cash collateral...................................                  $   305,650
                                                                              ===========
Total collateral............................................                  $28,066,564
                                                                              ===========

TOTAL RETURN PORTFOLIO

Investments made with cash collateral at June 30, 2000:


                                                                SHARES            VALUE
                                                              -----------      -----------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group
  6.73%, due 12/29/00.......................................    2,010,312      $ 2,010,312
Cash with Security Lending Agent............................                        27,556
                                                                               -----------
                                                                                 2,037,868
                                                                               -----------
                                                               PRINCIPAL
                                                                AMOUNT
                                                              -----------
SHORT-TERM COMMERCIAL PAPER
Aesop Funding Corp.
  7.06%, due 7/5/00.........................................  $ 3,870,000        3,866,969
Asset One Securization Corp.
  6.93%, due 7/6/00.........................................    6,300,000        6,293,945
Autobahn Funding Corp.
  6.65%, due 7/5/00.........................................    1,715,000        1,713,737
Black Forest Corp.
  6.77%, due 7/10/00........................................    5,410,000        5,400,871
Washington Gas Light Co.
  7.10%, due 7/3/00.........................................    4,730,000        4,728,134
                                                                               -----------
                                                                                22,003,656
                                                                               -----------
REPURCHASE AGREEMENTS
Morgan (J.P.) Securities Inc.
  6.95%, due 7/3/00
  (Collateralized by
  $2,009,679 American General Finance Corp.
    6.375%, due 3/1/03 Market Value $2,053,052
  $1,842,492 Caterpillar Financial Services Inc.
    Medium-Term Notes, Series F
    6.51%, due 6/5/02 Market Value $1,872,533
  $1,692,416 Morgan (J.P.) Securities Inc.
    6.6163%, due 3/16/01 Market Value $1,692,416
  $25,000,000 Transamerica Finance Corp.
    6.6963%, due 3/16/01 Market Value $25,000,000)..........   29,160,000       29,160,000
Prudential Securities Inc.
  7.25%, due 7/3/00
  Collateralized by
  $1,366,792 General Electric Capital Mortgage Services Inc.
    7.45%, due 10/25/29 Market Value $1,366,792
  $1,111,517 General Electric Capital Mortgage Services Inc.
    8.25%, due 9/25/26 Market Value $1,111,517
  $19,479 Granite Funding L.L.C.
    6.65%, due 12/1/01 Market Value $19,479
  $998,720 Texas Utilities Corp.
    7.315%, due 6/25/01 Market Value $998,720
  $2,633,518 U.S. Treasury Bond
    5.50%, due 8/15/28 Market Value $2,692,454).............    6,000,000        6,000,000
                                                                               -----------
                                                                                35,160,000
                                                                               -----------
Total investments made with cash collateral.................                   $59,201,524
                                                                               ===========

                                                   MAINSTAY VP SERIES FUND, INC.

Non-cash collateral received and held by the Portfolio at June 30, 2000:

                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                              -----------      -----------
United States Treasury Bonds
  6.00%, due 2/15/26........................................  $    90,000      $    90,028
  6.125%, due 11/15/27......................................       50,000           50,250
  6.25%, due 8/15/23........................................      270,000          278,100
  6.375%, due 8/15/27.......................................       95,000          100,017
                                                                               -----------
Total non-cash collateral...................................                   $   518,395
                                                                               ===========
Total collateral............................................                   $59,719,919
                                                                               ===========

GROWTH EQUITY PORTFOLIO

Investments made with cash collateral at June 30, 2000:

                                                               PRINCIPAL
                                                                AMOUNT            VALUE
                                                              -----------      -----------
SHORT-TERM COMMERCIAL PAPER
Goldman Sachs Group Inc.
  6.95%, due 7/3/00.........................................  $19,820,000      $19,812,346
                                                                               ===========

                                      (L)

COMMITMENTS AND CONTINGENCIES. As of June 30, 2000, High Yield Corporate Bond Portfolio had unfunded loan commitments pursuant to the following loan agreements:

                                                               UNFUNDED
BORROWER                                                      COMMITMENT
--------                                                      ----------
Genesis Health Ventures, Inc. ..............................    $3,085
Multicare Companies, Inc. (The).............................     3,489
                                                                ------
                                                                $6,574
                                                                ======

                                      (M)

PURCHASED AND WRITTEN OPTIONS. International Equity Portfolio may write covered call and put options on its portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, a Portfolio foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security or foreign currency increase. By writing a covered put option, a Portfolio, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price.

The Portfolio may purchase call and put options on its portfolio securities or foreign currencies. The Portfolio may purchase call options to protect against an increase in the price of the security or foreign currency it anticipates purchasing. The Portfolio may purchase put options on its securities or foreign currencies to protect against a decline in the value of the security or foreign currency or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities or foreign currencies held by the Portfolio and the prices of options relating to the securities or foreign currencies purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

                                      (N)

LOAN PARTICIPATIONS. High Yield Corporate Bond Portfolio invests in Loan Participations. When the Portfolio purchases a Participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not with the Borrower. As a result, the Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the Borrower ("Intermediate Participants"). The Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation.

                                      (O)

FEDERAL INCOME TAXES. Each of the Portfolios is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolio within the allowable time limits. Therefore, no federal income tax provision is required.

Investment income received by a Portfolio from foreign sources may be subject to foreign income taxes withheld at the source.

                                      (P)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For Cash Management Portfolio, dividends are declared daily and paid monthly. Each of the other Portfolios intends to declare and pay, as a dividend, substantially all of their net investment income and net realized gains no less frequently than once a year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for federal tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

                                      (Q)

ORGANIZATION COSTS. Costs incurred in connection with the initial organization and registration of American Century Income & Growth, Dreyfus Large Company Value and Eagle Asset Management Growth Equity Portfolios of the Fund are amortized over a maximum period of 60 months beginning with the commencement of operations of the respective Portfolios on May 1, 1998. Organization costs for American Century Income & Growth, Dreyfus Large Company Value and Eagle Asset Management Growth Equity Portfolios, paid by, and reimbursable to, NYLIAC, aggregated approximately $64,500. In the event that any of the initial shares purchased by NYLIAC are redeemed, proceeds of such redemption will be reduced by the proportionate amount of the unamortized deferred organizational expenses which the number of shares redeemed bears to the total number of initial shares purchased.

                                      (R)

EXPENSES. Expenses with respect to the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred except when direct allocations of expenses can be made.

                                                   MAINSTAY VP SERIES FUND, INC.

                                      (S)

USE OF ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Policies:
--------------------------------------------------------------------------------

                                      (A)

INVESTMENT ADVISORY AND ADMINISTRATION FEES. MacKay Shields LLC ("MacKay Shields") acts as investment adviser to Capital Appreciation, Cash Management, Convertible, Government, High Yield Corporate Bond, International Equity, Total Return and Value Portfolios under an Investment Advisory Agreement. MacKay Shields is a registered investment adviser and an indirect wholly-owned subsidiary of New York Life. As of May 1, 1999, Madison Square Advisors LLC ("Madison Square Advisors") acts as investment adviser to Bond and Growth Equity Portfolios under an Investment Advisory Agreement. Madison Square Advisors is a registered investment adviser and an indirect subsidiary of New York Life. Prior to May 1, 1999, New York Life acted as investment adviser to the Bond and Growth Equity Portfolios and was replaced by Madison Square Advisors under a Substitution Agreement. The substitution had no effect on investment personnel, investment strategies or fees of the Portfolios. Monitor Capital Advisors LLC ("Monitor") acts as investment adviser to Indexed Equity Portfolio under an Investment Advisory Agreement. Monitor is a registered investment adviser and an indirect wholly-owned subsidiary of New York Life. New York Life acts as investment adviser to American Century Income & Growth, Dreyfus Large Company Value and Eagle Asset Management Growth Equity Portfolios under an Investment Advisory Agreement. New York Life selects and employs Subadvisors for some of the Portfolios. American Century Investment Management, Inc. serves as Subadvisor to the American Century Income & Growth Portfolio; The Dreyfus Corporation serves as Subadvisor to the Dreyfus Large Company Value Portfolio; and Eagle Asset Management, Inc. serves as Subadvisor to the Eagle Asset Management Growth Equity Portfolio.

NYLIAC is Administrator for the Fund.

The Fund, on behalf of each Portfolio, pays the Advisers and Administrator a monthly fee for the services performed and the facilities furnished at an approximate annual rate of the average daily net assets of each Portfolio as follows:

                                                               ADVISER   ADMINISTRATOR
                                                               -------   -------------
Capital Appreciation Portfolio..............................    0.36%        0.20%
Cash Management Portfolio...................................    0.25%        0.20%
Convertible Portfolio.......................................    0.36%        0.20%
Government Portfolio........................................    0.30%        0.20%
High Yield Corporate Bond Portfolio.........................    0.30%        0.20%
International Equity Portfolio..............................    0.60%        0.20%
Total Return Portfolio......................................    0.32%        0.20%
Value Portfolio.............................................    0.36%        0.20%
Bond Portfolio..............................................    0.25%        0.20%
Growth Equity Portfolio.....................................    0.25%        0.20%
Indexed Equity Portfolio....................................    0.10%        0.20%
American Century Income & Growth Portfolio..................    0.50%        0.20%
Dreyfus Large Company Value Portfolio.......................    0.60%        0.20%
Eagle Asset Management Growth Equity Portfolio..............    0.50%        0.20%

                                      (B)

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), an indirect wholly-owned subsidiary of New York Life, serves as the Fund's distributor and principal underwriter (the "Distributor") pursuant to a Distribution agreement. NYLIFE Distributors is not obligated to sell any specific amount of the Fund's shares, and receives no compensation from the Fund pursuant to the Distribution Agreement.

                                      (C)

DIRECTORS FEES. Directors, other than those affiliated with New York Life, MacKay Shields, Monitor or NYLIFE Distributors, are paid an annual fee of $35,000, and $1,500 for each Board meeting and each Committee meeting attended plus reimbursement for travel and out-of-pocket expenses. The Fund allocates this expense in proportion to the net assets of the respective Portfolios.

                                      (D)

CAPITAL. At June 30, 2000 NYLIAC was the beneficial owner of shares of the following Portfolios with net asset values as follows:

Convertible Portfolio.......................................   $12,792,236
American Century Income & Growth Portfolio..................    12,268,551
Dreyfus Large Company Value Portfolio.......................    10,494,600
Eagle Asset Management Growth Equity Portfolio..............    19,898,149

These values represent 8.41%, 16.48%, 29.70% and 10.83%, respectively, of the net assets of each respective Portfolio at June 30, 2000.

                                      (E)

OTHER. Fees for the cost of legal services provided to the Fund by the Office of General Counsel of New York Life are charged to the Portfolios. For the six months ended June 30, 2000 these fees, in the following amounts, were included in Professional fees shown on the Statement of Operations:

Capital Appreciation Portfolio..............................   $17,846
Cash Management Portfolio...................................     3,593
Convertible Portfolio.......................................     1,045
Government Portfolio........................................     1,281
High Yield Corporate Bond Portfolio.........................     6,253
International Equity Portfolio..............................       669
Total Return Portfolio......................................     7,743
Value Portfolio.............................................     2,886
Bond Portfolio..............................................     2,500
Growth Equity Portfolio.....................................    12,658
Indexed Equity Portfolio....................................    14,558
American Century Income & Growth Portfolio..................       636
Dreyfus Large Company Value Portfolio.......................       305
Eagle Asset Management Growth Equity Portfolio..............       960

                                                   MAINSTAY VP SERIES FUND, INC.

NOTE 4--Federal Income Tax:
--------------------------------------------------------------------------------

At December 31, 1999, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by regulations to offset future realized gains of each respective Portfolio through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Additionally, as shown in the table below, certain Portfolios intend to elect, to the extent provided by regulations, to treat certain qualifying capital losses that arose during the year after October 31, 1999 as if they arose on January 1, 2000.

                                                                CAPITAL LOSS                         CAPITAL LOSS
                                                              AVAILABLE THROUGH   AMOUNT (000'S)   DEFERRED (000'S)
                                                              -----------------   --------------   ----------------
Convertible Portfolio.......................................                          $    0            $  752
                                                                                      ======            ======
Government Portfolio........................................        2004              $  812
                                                                    2007               7,885
                                                                                      ------
                                                                                      $8,697            $   64
                                                                                      ======            ======
High Yield Corporate Bond Portfolio.........................                          $    0            $  518
                                                                                      ======            ======
Value Portfolio.............................................        2007              $6,295            $1,894
                                                                                      ======            ======
Bond Portfolio..............................................        2007              $3,451            $    0
                                                                                      ======            ======
Dreyfus Large Company Value Portfolio.......................        2006              $  929            $   80
                                                                                      ======            ======

International Equity Portfolio intends to elect to treat for federal income tax purposes approximately $216,269 of qualifying foreign exchange losses that arose during the year after October 31, 1999 as if they arose on January 1, 2000. High Yield Corporate Bond, International Equity, American Century Income & Growth, Dreyfus Large Company Value and Eagle Asset Management Growth Equity Portfolios utilized $4,315,968, $427,458, $220,843, $220,233 and $1,027,856, respectively, of capital loss carryforwards during the year ended December 31, 1999.

--------------------------------------------------------------------------------
NOTE 5--Line of Credit:
--------------------------------------------------------------------------------

Capital Appreciation, Convertible, Government, High Yield Corporate Bond, International Equity, Total Return, Value, Bond, Growth Equity, Indexed Equity, American Century Income & Growth, Dreyfus Large Company Value and Eagle Asset Management Growth Equity Portfolios participate in a line of credit of $375,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. The Portfolios pay a commitment fee, at an annual rate of 0.075% of the average commitment amount, regardless of usage to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated amongst the Portfolios based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings on this line of credit during the six months ended June 30, 2000.

NOTE 6--Purchases and Sales of Securities (in 000's):
--------------------------------------------------------------------------------

During the six month period ended June 30, 2000, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                                     CAPITAL APPRECIATION       CONVERTIBLE             GOVERNMENT
                                                          PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
                                                     ------------------------------------------------------------------
U.S. Government Securities.........................  $     --    $     --   $     --    $    --    $216,469    $236,923
All others.........................................   511,682     383,943    133,504     86,177       4,909      21,303
                                                     ------------------------------------------------------------------
Total..............................................  $511,682    $383,943   $133,504    $86,177    $221,378    $258,226
                                                     ==================================================================

                                                                                                     AMERICAN CENTURY
                                                        GROWTH EQUITY          INDEXED EQUITY        INCOME & GROWTH
                                                          PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
                                                     ------------------------------------------------------------------
U.S. Government Securities.........................  $     --    $     --   $     --    $    --    $     --    $     --
All others.........................................   576,910     484,895    152,938     29,495      34,581      21,022
                                                     ------------------------------------------------------------------
Total..............................................  $576,910    $484,895   $152,938    $29,495    $ 34,581    $ 21,022
                                                     ==================================================================

--------------------------------------------------------------------------------
NOTE 7--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares for the six month period ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                                     CAPITAL APPRECIATION      CASH MANAGEMENT          CONVERTIBLE
                                                           PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                       2000        1999        2000        1999       2000       1999
                                                     ------------------------------------------------------------------
Shares sold........................................     2,701      16,051      528,998    977,614      4,052      1,452
Shares issued in reinvestment of dividends and
 distributions.....................................     5,739       1,843        8,122     16,403        519      1,003
                                                     ------------------------------------------------------------------
                                                        8,440      17,894      537,120    994,017      4,571      2,455
Shares redeemed....................................    (2,774)     (8,310)    (683,003)  (771,097)      (157)      (561)
                                                     ------------------------------------------------------------------
Net increase (decrease)............................     5,666       9,584     (145,883)   222,920      4,414      1,894
                                                     ==================================================================

                                                                                                   AMERICAN CENTURY
                                                        GROWTH EQUITY         INDEXED EQUITY        INCOME & GROWTH
                                                          PORTFOLIO             PORTFOLIO              PORTFOLIO
                                                       2000       1999       2000        1999       2000       1999
                                                     ----------------------------------------------------------------
Shares sold........................................     4,936      6,274      10,279     23,660      1,187      2,537
Shares issued in reinvestment of dividends and
 distributions.....................................        --      4,477         127      1,162          8         32
                                                     ----------------------------------------------------------------
                                                        4,936     10,751      10,406     24,822      1,195      2,569
Shares redeemed....................................    (3,021)    (5,689)     (6,375)   (11,515)      (161)      (301)
                                                     ----------------------------------------------------------------
Net increase.......................................     1,915      5,062       4,031     13,307      1,034      2,268
                                                     ================================================================

---------------
(a) Less than one thousand shares.

                                                   MAINSTAY VP SERIES FUND, INC.

--------------------------------------------------------------------------------

         HIGH YIELD           INTERNATIONAL
       CORPORATE BOND             EQUITY              TOTAL RETURN              VALUE                   BOND
         PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
--------------------------------------------------------------------------------------------------------------------
    $     --    $     --   $     --    $     --   $386,191    $399,451   $     --    $     --   $ 36,827    $ 53,738
     238,306     192,299     11,738       9,880    237,978     207,871    138,556     166,667     54,903      81,418
--------------------------------------------------------------------------------------------------------------------
    $238,306    $192,299   $ 11,738    $  9,880   $624,169    $607,322   $138,556    $166,667   $ 91,730    $135,156
====================================================================================================================

                               EAGLE ASSET
          DREYFUS               MANAGEMENT
    LARGE COMPANY VALUE       GROWTH EQUITY
         PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES    SALES
-----------------------------------------------
    $     --    $     --   $     --    $     --
      27,489      22,514    291,550     191,425
-----------------------------------------------
    $ 27,489    $ 22,514   $291,550    $191,425
===============================================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              HIGH YIELD           INTERNATIONAL
        GOVERNMENT          CORPORATE BOND            EQUITY             TOTAL RETURN              VALUE
         PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
      2000       1999       2000       1999       2000       1999       2000       1999       2000       1999
---------------------------------------------------------------------------------------------------------------
        604      7,883      2,138      7,140        900      2,099      1,642      4,537        440      1,885
          2        931         21      8,441         84        115      1,870      1,617         --(a)     276
---------------------------------------------------------------------------------------------------------------
        606      8,814      2,159     15,581        984      2,214      3,512      6,154        440      2,161
     (7,448)    (2,516)    (3,987)    (3,708)      (567)      (607)    (1,285)    (1,649)    (2,561)    (2,967)
---------------------------------------------------------------------------------------------------------------
     (6,842)     6,298     (1,828)    11,873        417      1,607      2,227      4,505     (2,121)      (806)
===============================================================================================================


            BOND
          PORTFOLIO
       2000       1999
------------------------
         437      4,522
          --      1,412
------------------------
         437      5,934
      (4,002)    (3,431)
------------------------
      (3,565)     2,503
========================

                                     EAGLE ASSET
           DREYFUS                    MANAGEMENT
     LARGE COMPANY VALUE            GROWTH EQUITY
          PORTFOLIO                   PORTFOLIO
      2000          1999          2000          1999
------------------------------------------------------
        709         1,141         5,582         1,987
         --            21           375           167
------------------------------------------------------
        709         1,162         5,957         2,154
       (166)         (187)         (230)         (214)
------------------------------------------------------
        543           975         5,727         1,940
======================================================

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